================================================================================

   As Filed With The Securities And Exchange Commission On December 1, 2000

                           Registration No. 33-80958

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.

                        Post-Effective Amendment No. 14

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 25

           PEOPLES BENEFIT LIFE INSURANCE COMPANY SEPARATE ACCOUNT V
                          (Exact Name of Registrant)

                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                              (Name of Depositor)

                             4333 Edgewood Road NE
                           Cedar Rapids, Iowa 52499
              (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number (319) 297-8121

                             Brenda Sneed, Esquire
                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                             4333 Edgewood Road NE
                           Cedar Rapids, Iowa 52499
                    (Name and Address of Agent for Service)

                                  Copies to:
                           Michael Berenson, Esquire
              Jorden Burt Boros Cicchetti Berenson & Johnson LLP
              1025 Thomas Jefferson Street, N.W., Suite 400 East
                          Washington, D.C. 20007-0805

                    Approximate Date of Proposed Offering:
As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):
[_]  Immediately upon filing pursuant to paragraph (b) of Rule 485.
[X]  On December 1, 2000, pursuant to paragraph (b) of Rule 485.
[_]  60 Days after filing pursuant to paragraph (a)(1) of Rule 485.
[_]  On _______________, pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
================================================================================

                                                              THE ADVISOR'S EDGE
                                                                VARIABLE ANNUITY

                                                                  Issued Through

                                          Peoples Benefit Life Insurance Company
                                                              Separate Account V

                                                                              By

                                          Peoples Benefit Life Insurance Company

                                                                      Prospectus
                                                                December 1, 2000

The Advisor's Edge Variable Annuity (the "Policy") provides a means of investing on a tax-deferred basis in 35 portfolios of underlying mutual funds (the "Portfolios") and a fixed account which offers interest at rates that are guaranteed by Peoples Benefit Life Insurance Company. The Policy is an individual variable annuity policy and is intended for retirement savings or other long-term investment purposes. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Policy provides a Right to Cancel period of at least 20 days (30 days or more in some instances) during which the Policy may be cancelled.

Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios of the underlying mutual funds. These prospectuses give you important information about the Policy and the Portfolios, including the objectives, risks, and strategies of the Portfolios. A Statement of Additional Information for the Policy prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by calling our Administrative Offices at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus.

The Policy is not available in all states.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


THE PORTFOLIOS

Alliance Variable Products Series Fund, Inc.
    Alliance Growth
    Alliance Premier Growth
    Alliance Technology

DFA Investment Dimensions Group, Inc.
    DFA Small Value
    DFA Large Value
    DFA International Value
    DFA International Small
    DFA Short-Term Fixed
    DFA Global Bond

The Dreyfus Socially Responsible Growth Fund, Inc.

Endeavor Series Trust
    Dreyfus Small Cap Value
    Endeavor Enhanced Index
    T. Rowe Price International Stock

The Federated Insurance Series
    Federated American Leaders
    Federated High Income Bond
    Federated Prime Money
    Federated U.S. Government Securities
    Federated Utility

The Montgomery Funds III
    Montgomery Growth
    Montgomery Emerging Markets

Seligman Portfolios, Inc.
    Seligman Capital
    Seligman Communications and Information
    Seligman Global Technology

SteinRoe Variable Investment Trust
    Stein Roe Small Company Growth

Strong Variable Insurance Funds, Inc.
    Strong International Stock
    Strong Schafer Value

Transamerica Variable Insurance Fund, Inc.
    Transamerica VIF Growth

Wanger Advisors Trust
    Wanger U.S. Small Cap Advisor
    Wanger International Small Cap Advisor

Warburg Pincus Trust
    Warburg Pincus International Equity
    Warburg Pincus Small Company Growth

WRL Series Fund, Inc.
    WRL Alger Aggressive Growth
    WRL J.P. Morgan Real Estate Securities
    WRL Janus Growth
    WRL LKCM Strategic Total Return

 Contents

 1   Cross Reference to Definitions
 2   Summary
 7   Fee Table
 10  Example
 12  The Annuity Policy
 13  Annuity Payments
 17  Purchase
 20  Investment Options
 25  Expenses

26   Taxes
29   Access to Your Money
32   Performance
34   Death Benefit
37   Other Information
40   Table of Contents of Statement of Additional
     Information
A-1  Appendix A (Condensed Financial Information)

CROSS REFERENCE TO DEFINITIONS

We have generally defined the technical terms associated with the Policy where they are used in the prospectus. The following list shows where certain of the more technical and more frequently used terms are defined in the prospectus. In the text you can easily locate the defined word because it will appear in bold type or its definition will be covered in a space on the page set aside specifically for discussion of the term.

Accumulation Phase..........................................................  12

Adjusted Policy Value.......................................................  26

Annuitant...................................................................  34

Annuity Commencement Date...................................................  12

Annuity Payment Options.....................................................  13

Business Day................................................................  15

Cash Value..................................................................  26

Excess Interest Adjustment..................................................  27

Guaranteed Period Options...................................................  11

Income Phase................................................................  12

Initial Premium Payment.....................................................  15

Net Premium Payment.........................................................  16

Policy......................................................................  11

Policy Anniversary..........................................................  16

Policy Date.................................................................  16

Policy Owner................................................................  34

Policy Value................................................................  26

Policy Year.................................................................  16

Portfolios..................................................................  18

Premium Payment.............................................................  16

Qualified Policy............................................................  16

Right to Cancel Period......................................................  34

Tax Deferral................................................................  23

                                    SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1. THE ANNUITY POLICY

The Advisor's Edge Variable Annuity

Advisor's Edge is a flexible-premium multi-funded variable annuity offered by Peoples Benefit Life Insurance Company ("Peoples Benefit"). The Policy provides a means of investing on a tax-deferred basis in thirty-five Portfolios of the underlying funds and a fixed account offered by Peoples Benefit.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Policy provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Policy among the thirty-five Portfolios and the fixed account available under the Policy. You can contribute additional amounts to the Policy and you can take withdrawals from the Policy during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios of the underlying funds that you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Policy. See ANNUITY PAYMENTS, page 12, for more information about Annuity Payment Options.

2. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Policy allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of the payment rises or falls depending on the investment performance of the Portfolios of the underlying funds you have chosen) or a fixed basis (where the payment is guaranteed).

3. PURCHASE

You can buy the Policy with a minimum investment of $10,000 for Non-Qualified Policies and $1,000 for Qualified Policies. You can add $500 or more to Non-Qualified Policies and $25 or more to Qualified Policies at any time during the Accumulation Phase. Your Policy may not exceed $1,000,000 in total Premium Payments without our prior approval.

4. INVESTMENT OPTIONS

When you purchase the Policy, your Premium Payments are deposited into the Peoples Benefit Life Insurance Company Separate Account V (the "Separate Account"). The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios of the underlying mutual funds (the "Subaccounts"). The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Peoples Benefit, but are accounted for separately from the Company's other assets and can be used only to satisfy its obligations to the Policy Owners.

You can allocate your Premium Payments to one or more Subaccounts that invest exclusively in shares of the following Portfolios described in the twelve Funds' prospectuses and to the fixed account. The fixed account offers an interest rate that Peoples Benefit guarantees.

The Portfolios

Alliance Variable Products Series Fund, Inc.
Advised by Alliance Capital Management L.P.
   Alliance Growth Portfolio
   Alliance Premier Growth Portfolio
   Alliance Technology Portfolio

DFA Investment Dimensions Group, Inc.
Advised by Dimensional Fund Advisors, Inc.
   VA Small Value Portfolio ("DFA Small Value Portfolio")
   VA Large Value Portfolio ("DFA Large Value Portfolio")
   VA International Value Portfolio ("DFA International Value Portfolio") VA International Small Portfolio ("DFA International Small Portfolio") VA Short-Term Fixed Portfolio ("DFA Short-Term Fixed Portfolio")
   VA Global Bond Portfolio ("DFA Global Bond Portfolio")

The Dreyfus Socially Responsible Growth Fund, Inc.
Advised by The Dreyfus Corporation

Endeavor Series Trust
Advised by Endeavor Management Co.
   Dreyfus Small Cap Value Portfolio
   Endeavor Enhanced Index Portfolio
   T. Rowe Price International Stock Portfolio

The Federated Insurance Series
Advised by Federated Investment Management Company
   Federated American Leaders Fund II ("Federated American Leaders
   Portfolio")
   Federated High Income Bond Fund II ("Federated High Income Bond
   Portfolio")
   Federated Prime Money Fund II ("Federated Prime Money Portfolio") Federated Fund for U.S. Government Securities II ("Federated U.S. Government Securities Portfolio")
   Federated Utility Fund II ("Federated Utility Portfolio")

The Montgomery Funds III
Advised by Montgomery Asset Management, LLC
   Montgomery Variable Series: Growth Fund ("Montgomery Growth Portfolio") Montgomery Variable Series: Emerging Markets Fund ("Montgomery Emerging Markets Portfolio")

Seligman Portfolios, Inc.
Advised by J. & W. Seligman & Co. Incorporated
   Seligman Capital Portfolio
   Seligman Communications and Information Portfolio
   Seligman Global Technology Portfolio

SteinRoe Variable Investment Trust
Advised by Stein Roe & Farnham Incorporated

   Stein Roe Small Company Growth Fund, Variable Series, formerly Stein Roe Special Venture Fund ("Stein Roe Small Company Growth Portfolio")

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.
   Strong International Stock Fund II ("Strong International Stock
   Portfolio")
   Strong Schafer Value Fund II ("Strong Schafer Value Portfolio")

Transamerica Variable Insurance Fund, Inc.
Advised by Transamerica Investment Management, LLC.
   Transamerica VIF Growth Portfolio

Wanger Advisors Trust
Advised by Wanger Asset Management, L.P.
   Wanger U.S. Small Cap Advisor ("Wanger U.S. Small Cap Advisor Portfolio") Wanger International Small Cap Advisor ("Wanger International Small Cap Advisor Portfolio")

Warburg Pincus Trust
Advised by Credit Suisse Asset Management
   Warburg Pincus International Equity Portfolio
   Warburg Pincus Small Company Growth Portfolio

WRL Series Fund, Inc.
Advised by WRL Investment Management, Inc.
   Aggressive Growth Portfolio ("WRL Alger Aggressive Growth Portfolio") Real Estate Securities Portfolio ("WRL J.P. Morgan Real Estate Securities Portfolio")
   Growth Portfolio ("WRL Janus Growth Portfolio")

   Strategic Total Return Portfolio ("WRL LKCM Strategic Total Return
   Portfolio")

You can make or lose money in any of the Subaccounts that invest in these Portfolios depending on their investment performance.

5. EXPENSES

No sales load is deducted from Premium Payments.

No surrender charge applies to withdrawals. Full surrenders, partial withdrawals, and transfers from a Guaranteed Period Option of the fixed account may be subject to an Excess Interest Adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an Annuity Payment Option from a Guaranteed Period Option of the fixed account.

Peoples Benefit will deduct mortality and expense risk fees and administrative charges at an annual rate of either 0.75%, 0.65% or 0.60% per year from the assets in each Subaccount (depending on the death benefit you select).

On each Policy Anniversary and at the time of surrender during any Policy Year before the Annuity Commencement Date, we reserve the right to assess a service charge of up to $30 for policy administration expenses. The Service Charge will not be deducted on a Policy Anniversary or at the time of surrender if, at either of these times, (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000 or (3) the Policy is a Qualified Policy.

You will also pay certain expenses associated with the operation of the Portfolios of the underlying funds.

6. TAXES

In general, you are not taxed on earnings on your investment in the Policy until you withdraw them or receive Annuity Payments. Earnings are taxed as ordinary income. During the Accumulation Phase, for tax purposes, withdrawals are taken from earnings first, then from your investment in the Policy. For Annuity Payments, payments come partially from earnings and partially from your investment. You are taxed only on the earnings portion of each Annuity Payment. If you receive money from the Policy before age 59 1/2, you may have to pay a 10% penalty tax on the earnings portion received.

7. ACCESS TO YOUR MONEY

You can take money out of your Policy at any time during the Accumulation Phase. Each withdrawal you make must be at least $500. If you have a Policy Value in the fixed account, you may take up to 10% free of Excess Interest Adjustments. Amounts withdrawn in excess of the 10% free amount, may be subject to Excess Interest Adjustments.

You may have to pay income tax and a tax penalty on any money you take out.

8. PERFORMANCE

The investment performance of the Subaccounts you choose directly affects the value of your Policy. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, Peoples Benefit may advertise the investment performance of the Subaccounts. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission ("SEC"), as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

9. DEATH BENEFIT

If you are both the owner and the annuitant and you die before the Income Phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

You may choose one of the following guaranteed minimum death benefits:

 .  Return of Premium--available if the owner or annuitant is age 0 to 85 on the Policy Date
 .  6 Year Step-Up To Age 81--available if the owner or annuitant is age 0 to
   75 on the Policy Date
 . Double Enhanced Death Benefit--available if the owner or annuitant is age 0 to 79 on the Policy Date

If the guaranteed minimum death benefit is not available because of the age of the owner or annuitant, the death benefit will be the greater of the Policy Value or the Cash Value as of the date of death.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

10. OTHER INFORMATION

Additional Features

This Policy has additional features that might interest you. These features are not available in all states and may not be suitable for your particular situation. These include the following:

 . You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your Policy is in the Accumulation Phase. This feature is referred to as the "systematic payout option." Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.
 . Under certain medically related circumstances, we will allow you to surrender or partially withdraw your Policy Value without an Excess
   Interest Adjustment. This feature is called the "Nursing Care and Terminal Condition Withdrawal Option."
 . Under certain unemployment circumstances, you may withdraw all or a portion of the Policy Value free of Excess Interest Adjustments. This feature is called the "Unemployment Waiver."
 .  You may make transfers and/or change the allocation of additional Premium
   Payments by telephone.
 . You can arrange to have a certain amount of money (at least $500) automatically transferred from the fixed account or the Federated Prime Money Portfolio either monthly or quarterly, into your choice of Subaccounts. This feature is called "Dollar Cost Averaging."

Right to Cancel Period

The Policy provides for a Right to Cancel Period of 20 days (30 or more days in some instances as specified in your Policy) plus a 5-day period to allow for mail delivery. To cancel your investment, please return your Policy to us or to the agent from whom you purchased the Policy.

Peoples Benefit Life Insurance Company

Peoples Benefit Life Insurance Company is a life insurance company incorporated under Iowa law. It is principally engaged in offering life insurance and annuity policies.

Peoples Benefit Life Insurance Company Separate Account V

The Separate Account is a unit investment trust registered with the SEC and operating under Iowa law. The Separate Account has thirty-five Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying Funds.

Other topics

Additional information on the topics summarized above and on other topics not summarized here can be found at OTHER INFORMATION, page 37.

11. INQUIRIES AND POLICY AND POLICYHOLDER INFORMATION

For more information about the Advisor's Edge variable annuity, call or write:
Peoples Benefit Life Insurance Company, Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, 800-866-6007.

If you have questions about your Policy, please telephone our Administrative Offices at 800-866-6007 between the hours of 8 a.m. and 6 p.m. Eastern time. Please have ready the Policy number and the Policy Owner's name when you call. As Policy Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly and annual statements.

FEE TABLE

The following table illustrates all expenses (except for Premium Taxes that may be assessed) that you would incur as a Policy Owner. The purpose of this table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a purchaser of the Policy. The fee table reflects all expenses for both the Separate Account and the Funds. For a complete discussion of Policy costs and expenses, see EXPENSES, page 25.

Policy Owner Transaction Expenses
Sales Load Imposed on Premiums....................................... None
Contingent Deferred Sales Load (surrender charge).................... None
Exchange Fees........................................................  $10/1/
Annual Policy Service Charge.........................................  $30/2/
Separate Account Annual Expenses (as a percentage of assets in the
 Separate Account)
Mortality and Expense Risk Fee....................................... 0.60%
Administrative Charge................................................ 0.15%
                                                                      ----
Total Annual Separate Account Expenses............................... 0.75%/3/

/1/ Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

/2/ Peoples Benefit does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If the Company assesses a Service Charge, it will not be deducted on a Policy if (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.

/3/ Total Annual Separate Account Expenses shown (0.75%) applies to the Double
    Enhanced Death Benefit option. This reflects a fee that is 0.10% and 0.15% per year higher than the 0.65% and 0.60% corresponding fees for the 6 Year Step-Up Death Benefit and Return of Premium Death Benefit options, respectively.

                           Portfolio Annual Expenses

Except as indicated, the figures below are based on expenses for fiscal year 1999 (as a percentage of each Portfolio's average net assets after fee waiver and/or expense reimbursement limitation, if applicable).

                                           Management                   Total
                                              and              Rule   Portfolio
                                            Advisory   Other   12b-1   Annual
                                            Expenses  Expenses  Fee   Expenses
                                           ---------- -------- -----  ---------
Alliance Growth Portfolio................     0.75%     0.12%  0.25%    1.12%
Alliance Premier Growth Portfolio........     1.00%     0.04%  0.25%    1.29%
Alliance Technology Portfolio/8/ ........     0.86%     0.09%  0.25%    1.20%
DFA Small Value Portfolio................     0.50%     0.17%   --      0.67%
DFA Large Value Portfolio................     0.25%     0.18%   --      0.43%
DFA International Value Portfolio........     0.40%     0.25%   --      0.65%
DFA International Small Portfolio........     0.50%     0.29%   --      0.79%
DFA Short-Term Fixed Portfolio...........     0.25%     0.15%   --      0.40%
DFA Global Bond Portfolio................     0.25%     0.24%   --      0.49%
Dreyfus Small Cap Value Portfolio/1/ ....     0.80%     0.10%  0.32%    1.22%
Dreyfus Socially Responsible Growth
 Fund....................................     0.75%     0.04%   --      0.79%
Endeavor Enhanced Index Portfolio........     0.75%     0.03%   --      0.78%
Federated American Leaders Portfolio.....     0.75%     0.13%   --      0.88%
Federated High Income Bond Portfolio.....     0.60%     0.19%   --      0.79%
Federated Prime Money Portfolio..........     0.50%     0.23%   --      0.73%
Federated U.S. Government Securities
 Portfolio...............................     0.60%     0.24%   --      0.84%
Federated Utility Portfolio..............     0.75%     0.19%   --      0.94%
Montgomery Growth Portfolio/2/ ..........     0.52%     0.73%   --      1.25%
Montgomery Emerging Markets Portfolio....     1.25%     0.37%   --      1.62%
Seligman Capital Portfolio/9/ ...........     0.40%     0.19%  0.25%    0.84%
Seligman Communication and Information
 Portfolio/9/ ...........................     0.75%     0.11%  0.25%    1.11%
Seligman Global Technology Portfolio/9/,
 /10/ ...................................     1.00%     0.40%  0.15%    1.55%
Stein Roe Small Company Growth
 Portfolio...............................     0.65%     0.02%   --      0.67%
Strong International Stock Portfolio.....     1.00%     0.16%   --      1.16%
Strong Schafer Value Portfolio...........     1.00%     0.20%   --      1.20%
Transamerica VIF Growth Portfolio/7/ ....     0.70%     0.15%   --      0.85%
T. Rowe Price International Stock
 Portfolio/3/ ...........................     0.90%     0.10%   --      1.00%
Wanger U.S. Small Cap Advisor Portfolio..     0.96%     0.06%   --      1.02%
Wanger International Small Cap Advisor
 Portfolio...............................     1.25%     0.24%   --      1.49%
Warburg Pincus International Equity
 Portfolio/4/ ...........................     1.00%     0.32%   --      1.32%
Warburg Pincus Small Company Growth
 Portfolio/4/ ...........................     0.90%     0.24%   --      1.14%
WRL Alger Aggressive Growth Portfolio....     0.80%     0.09%   --      0.89%
WRL J.P. Morgan Real Estate Securities
 Portfolio/5/ ...........................     0.80%     0.20%   --      1.00%
WRL Janus Global/6/ .....................     0.80%     0.12%   --      0.92%
WRL Janus Growth Portfolio/6/ ...........     0.80%     0.05%   --      0.85%
WRL LKCM Strategic Total Return
 Portfolio...............................     0.80%     0.06%   --      0.86%

/1/For the Dreyfus Small Cap Portfolio, the Management and Advisory Expenses were 0.80% and Other Expenses before reimbursements were 0.10%. Therefore, Total Portfolio Annual Expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 0.90%. The Board of Trustees of Endeavor Series Trust has authorized an arrangement whereby, subject to best price and execution, executing brokers will share commissions with the Trust's affiliated broker. Under supervision of the Trustees, the affiliated broker will use the "recaptured commission" to promote marketing of the Trust's shares. The staff of the SEC believes that, through the use of these recaptured commissions, the Trust is indirectly paying for distribution expenses and that such amounts must be shown as 12b-1 fees in the above table. The use of recaptured commission to promote the sale of the Trust's shares involves no additional costs to the Trust or any Policy Owner. Endeavor Series Trust, on the basis of advice of counsel, does not believe that recaptured brokerage commissions should be treated as 12b-1 fees. For more information on the Trust's Brokerage Enhancement Plan, see the Trust's prospectus accompanying this prospectus.

/2/A 1.0% reimbursement was applied to the management fees. Absent the reimbursement, the Management and Advisory Expenses, Other Expenses, and Total Portfolio Annual Expenses would have been 1.52%, 0.73%, and 2.25% respectively.

/3/For the T. Rowe Price International Stock Portfolio, the Management and
   Advisory Expenses were 0.90% and Other Expenses were 0.01%. Therefore, Total Portfolio Annual Expenses (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 0.91%.

/4/Management and Advisory Expenses, Other Expenses, and Total Portfolio
   Annual Expenses are based on actual expenses for the fiscal year ending December 31, 1999. Management and Advisory Expenses were 1.00% for the Warburg Pincus International Equity and 0.90% for the Warburg Pincus Small Company Growth Portfolios. Other Expenses equaled 0.33% and 0.25%, respectively, so that the Total Portfolio Annual Expenses were 1.33% for the Warburg Pincus International Equity and 1.15% Warburg Pincus Small Company Growth Portfolios. This includes transfer agency offsets that reduced the fees by 0.01% each.

/5/WRL Investment Management, Inc. ("WRL Management") has undertaken, until at least April 30, 2001, to pay expenses on behalf of the portfolios of the WRL Fund to the extent normal operating expenses of the portfolio exceed a stated percentage of each portfolios average daily net assets. In 1999, WRL Management reimbursed WRL J. P. Morgan Real Estate Securities Portfolio in the amount of $51,924. Without such reimbursement, the total annual expenses during 1999 for this portfolio would have been 2.69%.

/6/For WRL Janus Growth, WRL Management previously waived 0.025% of its advisory fee for the first $3 billion of the portfolio's average daily net assets (net fee: 0.775%); and 0.05% for the portfolio's average daily net assets above $3 billion (net fee: 0.75%). For WRL Janus Global, WRL Management currently waives 0.025% of its advisory fee on portfolio average daily net assets over $2 billion (net fee: 0.775%). The waivers for WRL Janus Growth and WRL Janus Global were voluntary and were terminated on June 25, 2000.

/7/For the Transamerica VIF Growth Portfolio, the Management and Advisory
   Expenses before waivers were 0.75% and Other Expenses before reimbursements were 0.15%. Therefore, Total Portfolio Annual Expenses before waivers and Other Expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 0.90%.

/8/For the fiscal year ended December 31, 1999, the Adviser waived and/or reimbursed certain fees and expenses to maintain a total expense ratio of 1.20%. Absent such waivers and/or reimbursement, Management and Advisory Expenses, Other Expenses and Rule 12b-1 Fees would have been 1.00%, 0.18%, and 0.25%, respectively.

/9/Class 2 shares of the Seligman Portfolio were first offered on May 1, 2000.
   Expense figures shown for Rule 12b-1 Fees are estimated for the fiscal year 2000.

/10/J. & W. Seligman & Co. Incorporated, the Manager, has agreed to reimburse other expenses which exceed 0.40% per annum of average net assets of Seligman Global Technology Portfolio. Without such reimbursement, other expenses for 1999 would have been 0.41%.

EXAMPLE

The following example illustrates the expenses that you would incur on a $1,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period. The examples assume that current fee waivers and expense reimbursement arrangements for the funds continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy's Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

A = Double Enhance Death Benefit Option (0.60%)

B = Return of Premium Death Benefit Option (0.45%)

C = 6 Year Step-Up To Age 81 Death Benefit Option (0.50%)

                                                           1     3     5    10
                                                          Year Years Years Years
                                                          ---- ----- ----- -----
Alliance Growth Portfolio............................   A  19    59   101   219
                                                        B  17    54    93   203
                                                        C  18    56    96   208
Alliance Premier Growth Portfolio....................   A  21    64   110   237
                                                        B  19    59   102   221
                                                        C  20    61   105   226
Alliance Technology Portfolio........................   A  20    61   105   227
                                                        B  18    57    97   212
                                                        C  19    58   100   217
DFA Small Value Portfolio............................   A  14    45    78   170
                                                        B  13    40    70   153
                                                        C  13    42    72   159
DFA Large Value Portfolio............................   A  12    37    65   143
                                                        B  11    33    57   126
                                                        C  11    34    60   132
DFA International Value Portfolio....................   A  14    44    77   168
                                                        B  13    40    69   151
                                                        C  13    41    71   157
DFA International Small Portfolio....................   A  16    49    84   183
                                                        B  14    44    76   167
                                                        C  15    46    79   172
DFA Short-Term Fixed Portfolio.......................   A  12    37    63   140
                                                        B  10    32    55   122
                                                        C  11    33    58   128
DFA Global Bond Portfolio............................   A  13    39    68   150
                                                        B  11    35    60   133
                                                        C  12    36    63   139
Dreyfus Small Cap Value Portfolio....................   A  20    62   106   230
                                                        B  18    57    99   214
                                                        C  19    59   101   219
Dreyfus Socially Responsible Growth Fund.............   A  16    49    84   183
                                                        B  14    44    76   167
                                                        C  15    46    79   172

                                                          1     3     5    10
                                                         Year Years Years Years
                                                         ---- ----- ----- -----
Endeavor Enhanced Index Portfolio...................   A  16    48    83   182
                                                       B  14    44    76   166
                                                       C  15    45    78   171
Federated American Leaders Portfolio................   A  17    51    89   193
                                                       B  15    47    81   177
                                                       C  16    48    83   182
Federated High Income Bond Portfolio................   A  16    49    84   183
                                                       B  14    44    76   167
                                                       C  15    48    79   172
Federated Prime Money Portfolio.....................   A  15    47    81   177
                                                       B  14    42    73   160
                                                       C  14    44    76   166
Federated U.S. Government Securities Portfolio......   A  16    50    87   189
                                                       B  15    46    79   172
                                                       C  15    47    81   718
Federated Utility Portfolio.........................   A  17    53    92   200
                                                       B  16    49    84   183
                                                       C  16    50    87   189
Montgomery Growth Portfolio.........................   A  20    63   108   233
                                                       B  19    58   100   217
                                                       C  19    60   103   222
Montgomery Emerging Markets Portfolio...............   A  24    74   127   271
                                                       B  23    69   119   255
                                                       C  23    71   122   261
Seligman Capital Portfolio..........................   A  16    50    87   189
                                                       B  15    46    79   172
                                                       C  15    47    81   178
Seligman Communications and Information Portfolio...   A  19    58   101   218
                                                       B  17    54    93   202
                                                       C  18    55    95   207
Seligman Global Technology Portfolio................   A  23    72   123   264
                                                       B  22    67   115   248
                                                       C  22    69   118   253
Stein Roe Small Company Growth Portfolio............   A  14    45    78   170
                                                       B  13    40    70   153
                                                       C  13    42    72   159
Strong International Stock Portfolio................   A  19    60   103   223
                                                       B  18    55    95   207
                                                       C  18    57    98   213
Strong Schafer Value Portfolio......................   A  20    61   105   227
                                                       B  18    57    97   212
                                                       C  19    58   100   217
Transamerica VIF Growth Portfolio...................   A  16    51    87   190
                                                       B  15    46    79   174
                                                       C  15    47    82   179
T. Rowe Price International Stock Portfolio.........   A  18    55    95   206
                                                       B  16    51    87   190
                                                       C  17    52    90   195
Wanger U.S. Small Cap Advisor Portfolio.............   A  18    56    96   208
                                                       B  16    51    88   192
                                                       C  17    53    91   198

                                                          1     3     5    10
                                                         Year Years Years Years
                                                         ---- ----- ----- -----
Wanger International Small Cap Advisor Portfolio....   A  23    70   120   257
                                                       B  21    65   112   242
                                                       C  22    67   115   247
Warburg Pincus International Equity Portfolio.......   A  21    65   111   240
                                                       B  20    60   104   224
                                                       C  20    62   106   230
Warburg Pincus Small Company Growth Portfolio.......   A  19    59   102   221
                                                       B  18    55    94   205
                                                       C  18    56    97   211
WRL Alger Aggressive Growth Portfolio...............   A  17    52    90   197
                                                       B  15    48    82   180
                                                       C  16    49    85   186
WRL J.P. Morgan Real Estate Securities Portfolio....   A  18    55    95   206
                                                       B  16    51    87   190
                                                       C  17    52    90   195
WRL Janus Global Portfolio..........................   A  17    54    92   201
                                                       B  16    49    84   185
                                                       C  16    51    87   190
WRL Janus Growth Portfolio..........................   A  16    50    86   188
                                                       B  15    45    78   171
                                                       C  15    47    81   177
WRL LKCM Strategic Total Return Portfolio...........   A  16    51    88   191
                                                       B  15    46    80   175
                                                       C  15    48    82   180

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Policy.

CONDENSED FINANCIAL INFORMATION

Please note that Appendix A contains a history of accumulation unit values in a table labeled "Condensed Financial Information."

1. THE ANNUITY POLICY

The Advisor's Edge variable annuity is a flexible-premium multi-funded variable annuity offered by Peoples Benefit. The Policy provides a means of investing on a tax-deferred basis in thirty-five Portfolios of the underlying mutual funds (the "Portfolios") and a fixed account. The fixed account offers interest rates that Peoples Benefit guarantees will not decrease during the selected guaranteed period. There may be a different interest rate for each different guaranteed period that you select. The Guaranteed Period Options are the various interest rate periods for the fixed account which Peoples Benefit may offer and into which Premium Payments may be paid or amounts transferred.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Policy is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. The tax-deferred feature of the Policy is unnecessary when the Policy is purchased to fund a qualified plan.

About the Policy

The Advisor's Edge variable annuity is a policy between you, the Policy Owner, and Peoples Benefit, the issuer of the Policy.

The Policy provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Policy and ends immediately before the Annuity Commencement Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Policy among the thirty-five available Portfolios and the fixed account. The Policy is a variable annuity because the value of your investment in the Subaccounts can go up or down depending on the investment performance of the Subaccounts you choose. The Policy is a flexible-premium annuity because you can make additional investments of at least $500 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you withdraw them.

Other benefits available during the Accumulation Phase include the ability to:

 . Make transfers among your Subaccount choices at no charge and without current tax consequences. (See Transfers Among the Subaccounts and the Fixed Account, page 22.)

 . Withdraw all or part of your money with no surrender penalty charged by Peoples Benefit, although you may incur income taxes and a 10% penalty tax. (See Full and Partial Withdrawals, page 30.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Policy and the Annuity Payment Option you select. The Annuity Payment Options are explained at ANNUITY PAYMENTS, page 13.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Subaccounts you choose. If fixed, the payment amounts are guaranteed.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Policy, money you have allocated to the Subaccounts is deposited into Peoples Benefit's Separate Account V. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Peoples Benefit but are accounted for separately from Peoples Benefit's other assets and can be used only to satisfy its obligations to Policy Owners.

2. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Policy Owner, you exercise control over when the Income Phase begins by specifying an Annuity Commencement Date on the customer order form when you purchase the Policy. The Annuity

Commencement Date is the date on which annuity payments begin. You may also change the Annuity Commencement Date at any time in writing, as long as the Annuitant or Joint Annuitant is living and Peoples Benefit receives the request at least 30 days before the then-scheduled Annuity Commencement Date. Any Annuity Commencement Date you request must be at least 30 days from the day Peoples Benefit receives written notice of it. This date may be any date at least thirty days after the Policy Date and may not be later than the last day of the Policy month starting after the Annuitant attains age 85, except as expressly allowed by Peoples Benefit. In no event will this date be later than the last day of the month following the month in which the Annuitant attains age 95.

The Annuity Commencement Date for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The Policy provides five Annuity Payment Options that are described below. You may choose any combination of Annuity Payment Options. Peoples Benefit will use your Adjusted Policy Value to provide these annuity payments. The Adjusted Policy Value is the Policy Value increased or decreased by any applicable Excess Interest Adjustment. If the Adjusted Policy Value on the Annuity Commencement Date is less than $2,000, Peoples Benefit reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (Peoples Benefit reserves the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments under Annuity Payment Options 3-V or 5-V, the amount of each payment will be set on the Annuity Commencement Date and will not change. You may, however, choose to receive variable payments under Annuity Payment Options 3-V and 5-V. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in your Policy. The dollar amount of additional variable payments will vary based on the investment performance of the Subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease.

A charge for Premium Taxes and an Excess Interest Adjustment may be made when annuity payments begin.

The Annuity Payment Options are explained below. Options 1, 2, and 4 are fixed only. Options 3 and 5 can be fixed or variable.

 . Payment Option 1 - Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time to which you and Peoples Benefit agree. You and Peoples Benefit will agree on withdrawal rights when you elect this option.

 . Payment Option 2 - Income for a Specified Period. We will make level payments only for a fixed period you choose. No funds will remain at the end.

 .  Payment Option 3 - Life Income. You may choose between:

Fixed Payments

 . No Period Certain - We will make level payments only during the annuitant's lifetime.

 . 10 Years Certain - We will make level payments for the longer of the annuitant's lifetime or ten years.

 . Guaranteed Return of Policy Proceeds - We will make level payments for the longer of the annuitant's lifetime or until the total dollar amount of payments we make to you equals the amount applied to this option.

Variable Payments

 . No Period Certain - Payments will be made only during the lifetime of the annuitant.

 . 10 Years Certain - Payments will be made for the longer of the annuitant's lifetime or ten years.

 . Payment Option 4 - Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

 .  Payment Option 5 - Joint and Survivor Annuity. You may choose between:

Fixed Payments

 . Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Variable Payments

 . Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Other annuity payment options may be arranged by agreement with Peoples Benefit. Certain annuity payment options may not be available in all states.

NOTE CAREFULLY:

IF:

 .  you choose Life Income with No Period Certain or a Joint and Survivor
   Annuity; and

 . the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

 .  we may make only one (two, three, etc.) annuity payments.

IF:

 .  you choose Income for a Specified Period, Life Income with 10 years
   Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

 . the person receiving payments dies prior to the end of the guaranteed period;

THEN:

 . the remaining guaranteed payments will be continued to that person's beneficiary, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving payments is responsible for keeping Peoples Benefit informed of their current address.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Policy's Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, Peoples Benefit determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Policy. This amount depends on the value of your Policy on the Annuity Commencement Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes.

Impact of Annuitant's Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

            A Few Things to Keep in Mind Regarding Annuity Payments

 . If an Annuity Payment Option is not selected, Peoples Benefit will assume that you chose the Payment Option 3--Life Income (with 10 years of payments guaranteed). Any amounts in a Subaccount immediately before the Income Phase begins will be applied under a variable Annuity Payment Option based on the performance of that Subaccount.

 . Peoples Benefit reserves the right to change the frequency if payments would be less than $50. If on the Annuity Commencement Date, the Adjusted Policy Value is less than $2,000, Peoples Benefit reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option.

 . From time to time, Peoples Benefit may require proof that the Annuitant, Joint Annuitant, or Policy Owner is living.

 . If someone has assigned ownership of a Policy to you, or if a non-natural person (e.g., a corporation) owns a Policy, you may not start the Income Phase of the Policy without Peoples Benefit's consent.

 . At the time Peoples Benefit calculates your fixed Annuity Payments, Peoples Benefit may offer more favorable rates than those guaranteed in the Annuity Tables found in the Policy.

 . Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

 . If you have selected a variable Annuity Payment Option, you may change the Subaccount funding the variable Annuity Payments by written request or by calling 800-866-6007.

 . You may select an Annuity Payment Option and allocate a portion of the value of your Policy to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

 . If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee's address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee's responsibility to keep Peoples Benefit informed of the Payee's most current address of record.

3. PURCHASE

Customer Order Form and Issuance of Policies

To invest in the Advisor's Edge variable annuity, you should send a completed customer order form and your Initial Premium Payment to the address indicated on the customer order form. If you wish to make a personal delivery by hand or courier to Peoples Benefit of your completed customer order form and Initial Premium Payment (rather than through the mail), do so at our Administrative Offices, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Peoples Benefit will issue a Policy only if the Annuitant and Joint Annuitant are 85 years of age or less.

If the customer order form and any other required documents are received in good order, Peoples Benefit will issue the Policy and will credit the Initial Premium Payment within two Business Days after receipt. (A Business Day is any day that the New York Stock Exchange is open for trading.) Along with the Policy, Peoples Benefit will also send a Policy acknowledgment form, which you should complete, sign, and return in accordance with its instructions. Please note that until Peoples Benefit receives the acknowledgment form signed by the Owner and any Joint Owner, the Owner and any Joint Owner must obtain a signature guarantee on their written signed request in order to exercise any rights under the Policy.

If Peoples Benefit cannot credit the Initial Premium Payment because the customer order form or other required documentation is incomplete, Peoples Benefit will contact the applicant in writing, explain the reason for the delay, and refund the Initial Premium Payment within five Business Days unless the applicant consents to Peoples Benefit's retaining the Initial Premium Payment and crediting it as soon as the necessary requirements are fulfilled.

In addition to Non-Qualified Policies, Peoples Benefit also offers the Advisor's Edge as a Qualified Policy. Note that Qualified Policies contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Policy. (See QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES, page 26.)

                                  DEFINITION

                               Qualified Policy

 When the term "Qualified Policy" is used in this prospectus we mean a Policy that qualifies as an individual retirement annuity under either Section 403(b), 408(b), or 408A of the Internal Revenue Code.

Premium Payments

A Premium Payment is any amount you use to buy or add to the Policy. A Premium Payment may be reduced by any applicable premium tax. In that case, the resulting amount is called a Net Premium Payment. The initial Net Premium Payment is credited to the Policy within two business days of receipt of the Premium Payment, customer order form and other required documents.

            A Few Things to Keep in Mind Regarding Premium Payments

 .  The minimum Initial Premium Payment for a Non-Qualified Policy is
    $10,000.

 . The minimum Initial Premium Payment for a Qualified Policy is $1,000 (or $50 if by payroll deduction).

 . You may make additional Premium Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Premium Payments must be at least $500 for Non-Qualified Policies. Additional Premium Payments must be at least $25 for Qualified Policies.

 . Additional Premium Payments received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Policy as of the close of business that same day.

 . The total of all Premium Payments may not exceed $1,000,000 without our prior approval.

 . Your Initial Net Premium Payment will be immediately invested among the Subaccounts selected in your customer order form. See Allocation of Premium Payments, page 17, for more information.


The date on which the Policy is issued is called the Policy Date. A Policy Anniversary is any anniversary of the Policy Date. A Policy Year is a period of twelve months starting with the Policy Date or any Policy Anniversary.

                                  DEFINITION

                                  Premium Tax

 A Premium Tax is a regulatory tax some states assess on the Premium Payments made into a Policy. If we should have to pay any Premium Tax, we will deduct it from the Policy Value on the Annuity Commencement Date, date of death, or date of full Surrender.

 As of the date of this Prospectus, the following state assesses a Premium Tax on all initial and subsequent Premium Payments:

                                                                         Non-
                                                             Qualified Qualified
                                                             --------- ---------
       South Dakota.........................................   0.00%     1.25%

 As of the date of this Prospectus, the following states assess a Premium Tax against the Adjusted Policy Value if the Owner chooses an Annuity Payment Option instead of receiving a lump sum distribution:

                                                                         Non-
                                                             Qualified Qualified
                                                             --------- ---------
       California...........................................   0.50%     2.35%
       Maine................................................   0.00      2.00
       Nevada...............................................   0.00      3.50
       West Virginia........................................   1.00      1.00
       Wyoming..............................................   0.00      1.00

Purchasing by Wire

For wiring instructions, please contact our Administrative Office at 800-866-
6007.

Allocation of Premium Payments

You specify on the customer order form what portion of your Premium Payments you want to be allocated among which Subaccounts and which Guaranteed Period Options. You may allocate your Premium Payments to one or more Subaccounts or to any of the Guaranteed Period Options. All allocations you make to the Subaccounts must be in whole-number percentages totaling 100%.

Should your investment goals change, you may change the allocation percentages for additional Net Premium Payments by sending written notice to or by calling Peoples Benefit. Requests for Transfers received before the close of the New York Stock Exchange (generally 4 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

                         WHAT'S MY POLICY WORTH TODAY?

                                 Policy Value

 The Policy Value of your Policy is the value of all amounts accumulated under the Policy during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Policy is opened, the Policy Value is equal to your Initial Net Premium Payment. On any Business Day thereafter, the Policy Value equals the Policy Value from the previous Business Day, plus -

 .  any additional Net Premium Payments credited

 . any increase in the Policy Value due to investment results of the Subaccount(s) you selected and the interest credited to the Guaranteed Period Options

 .  Positive Excess Interest Adjustment, if applicable

 minus -

 . any decrease in the Policy Value due to investment results of the Subaccount(s) you selected

 .  the daily Mortality and Expense Risk Fee

 .  the daily Administrative Expense Charge

 .  the Annual Policy Service Charge, if applicable

 .  any withdrawals

 .  any charges for Transfers made after the first twelve in a Policy Year

 .  Negative Excess Interest Adjustment, if applicable

 .  any Premium Taxes that occur during the Valuation Period.


The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day.

You should expect the Policy Value of your Policy to change from Valuation Period to Valuation Period, reflecting the investment experience of the Subaccounts you have selected as well as the daily deduction of charges.

An Accumulation Unit is a measure of your ownership interest in the Policy during the Accumulation Phase. When you allocate your Net Premium Payments to a selected Subaccount, Peoples Benefit will credit a certain number of Accumulation Units to your Policy. Peoples Benefit determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the payment is received. Each Subaccount has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Subaccount. The net rate of return reflects the performance of the Subaccount for the Valuation Period and is net of asset charges to the Subaccount. Per Subaccount, the Policy Value equals the number of Accumulation Units multiplied by the Accumulation Unit Value for that Subaccount.

All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value. Only in this way can these earnings remain tax-deferred.

4. INVESTMENT OPTIONS

The Advisor's Edge variable annuity offers you a means of investing in thirty-five Portfolios offered by twelve different investment companies (each investment company a "Fund") and a fixed account. The companies that provide investment advice and administrative services for the underlying fund Portfolios offered through this Policy are listed below. More detailed information, including an explanation of the Portfolio's investment objectives, may be found in the current prospectuses for the underlying funds, which are attached to this prospectus. You should read the prospectuses for the underlying funds carefully before you invest. For information about the fixed account and the Guaranteed Period Options, see The Fixed Account, page 19.

The general public may invest in the Portfolios only through certain insurance policies and qualified plans. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. However, you should not expect that the investment results of any publicly available funds or portfolios will be comparable to those of the Portfolios.

The Policy was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such exchanges may be disruptive to an underlying fund portfolio. The Company reserves the right to reject any Premium Payment or exchange request from any person, if, in the Company's judgment, an underlying fund portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject the Company's purchase order.

Alliance Variable Products Series Fund, Inc.
Advised by Alliance Capital Management L.P.
   Alliance Growth Portfolio
   Alliance Premier Growth Portfolio
   Alliance Technology Portfolio

DFA Investment Dimensions Group, Inc.
Advised by Dimensional Fund Advisors, Inc.
   DFA Small Value Portfolio
   DFA Large Value Portfolio
   DFA International Value Portfolio
   DFA International Small Portfolio
   DFA Short-Term Fixed Portfolio
   DFA Global Bond Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc.
Advised by The Dreyfus Corporation

Endeavor Series Trust
Advised by Endeavor Management Co.
   Dreyfus Small Cap Value Portfolio
   Endeavor Enhanced Index Portfolio
   T. Rowe Price International Stock Portfolio

The Federated Insurance Series
Advised by Federated Investment Management Company
   Federated American Leaders Portfolio
   Federated High Income Bond Portfolio
   Federated Prime Money Portfolio
   Federated U.S. Government Securities Portfolio
   Federated Utility Portfolio

The Montgomery Funds III
Advised by Montgomery Asset Management, LLC
   Montgomery Growth Portfolio
   Montgomery Emerging Markets Portfolio

Seligman Portfolios, Inc.
Advised by J. & W. Seligman & Co.
   Seligman Capital Portfolio
   Seligman Communications and Information Portfolio
   Seligman Global Technology Portfolio

SteinRoe Variable Investment Trust
Advised by Stein Roe & Farnham Incorporated
   Stein Roe Small Company Growth Portfolio

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.
   Strong International Stock Portfolio
   Strong Schafer Value Portfolio

Transamerica Variable Insurance Fund, Inc.
Advised by Transamerica Investment Management, LLC
   Transamerica VIF Growth Portfolio

Wanger Advisors Trust
Advised by Wanger Asset Management, L.P.
   Wanger U.S. Small Cap Advisor Portfolio
   Wanger International Small Cap Advisor Portfolio

Warburg Pincus Trust
Advised by Credit Suisse Asset Management
   Warburg Pincus International Equity Portfolio
   Warburg Pincus Small Company Growth Portfolio

WRL Series Fund, Inc.
Advised by WRL Investment Management, Inc.
   WRL Alger Aggressive Growth Portfolio
   WRL J.P. Morgan Real Estate Securities Portfolio
   WRL Janus Growth Portfolio
   WRL LKCM Strategic Total Return Portfolio

The following Subaccount is only available to Owner's who held an investment in this Subaccount on September 1, 2000. However, if you withdraw all of your money from this Subaccount after September 1, 2000, you may not reinvest your money into this Subaccount.

WRL Series Fund, Inc.
Advised by WRL Investment Management, Inc.
   WRL Janus Global Portfolio

There is no assurance that a Portfolio will achieve its stated objective.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Funds. The investment advisors to some of the Funds may compensate Peoples Benefit for providing administrative services in connection with some of the Portfolios. Such compensation will be paid from the assets of the investment advisors.

The Fixed Account

Premium Payments allocated and amounts transferred to the fixed account become part of Peoples Benefit's general account. Interests in the general account have not been registered under the Securities Act of 1933, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 and 1940 Acts. Peoples Benefit has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

We guarantee that the interest credited to the fixed account will not be less than 3% per year. At the end of the Guaranteed Period Option you selected, the value in the Guaranteed Period Option will automatically be transferred into a new Guaranteed Period Option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Surrenders or partial withdrawals from a Guaranteed Period Option of the fixed account are subject to an Excess Interest Adjustment. This adjustment may increase or decrease the amount of interest credited to your Policy. The Excess Interest Adjustment will not decrease the interest credited to your Policy below 3% per year, however. You bear the risk that we will not credit interest greater than 3% per year. We determine credited rates, which are guaranteed for at least one year, in our sole discretion.

If you select the fixed account, your money will be placed with Peoples Benefit's other general assets. The amount of money you are able to accumulate in the fixed account during the Accumulation Phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your Policy will remain level for the entire income phase.

Transfers Among the Subaccounts and the Fixed Account

Should your investment goals change, you may make unlimited transfers of money among the Subaccounts at no cost, subject to the following conditions:

 .  You may make requests for transfers in writing or by telephone. Peoples
   Benefit will process requests it receives before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

 . The minimum amount you may transfer from a Subaccount is $500 (unless the Policy Value in a Subaccount is less than $500).

   Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for Transfers in excess of 12 per Policy Year.

 .  Transfers out of a Guaranteed Period Option of the fixed account are limited to the following:
     Within 30 days prior to the end of the guaranteed period you must notify us that you wish to transfer the amount in that Guaranteed Period Option to another investment choice. No Excess Interest Adjustment will apply. Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest Premium Payment first.
     Other than at the end of a guaranteed period, transfers of amounts from the Guaranteed Period Option (in excess of interest credited), are subject to an Excess Interest Adjustment. If the adjustment is negative, then the maximum amount you can transfer is 25% of the amount in that Guaranteed Period Option, less any previous transfers during the current Policy Year. If the adjustment is positive, then we do not limit the amount that you can transfer.
     Transfers of the Guaranteed Period Option amounts equal to interest credited must be at least $50.

 .  There are no transfers permitted out of the Dollar Cost Averaging Fixed
   Account Option except through the dollar cost averaging program.

Telephone Transactions

You may establish the telephone transfer privilege on your Policy by completing the appropriate section of the Policy acknowledgment form you will receive with your Policy or by completing a separate telephone authorization form at a later date. You may also authorize a third party to initiate transactions by telephone by completing a third party authorization form or the appropriate section of the Policy acknowledgment form.

Peoples Benefit will take reasonable steps to confirm that instructions communicated by telephone are genuine. Before we act on any request, we will ask the caller for his or her Policy number and Social Security Number. In addition, we will take reasonable steps to confirm that instructions communicated by telephone from a third party are genuine. The third party caller will be asked for his or her name, company affiliation (if appropriate), the Policy number to which he or she is referring, and the Social Security number of the Policy Owner. This information will be verified with the Policy Owner's records prior to processing a transaction, and all transactions performed will be verified with the Policy Owner through a written confirmation statement. We will record all calls. Neither the Company nor the Funds shall be liable for any loss, cost, or expense for action on telephone instructions that are believed to be genuine in accordance with these procedures.

Asset Rebalancing

During the Accumulation Phase, you may instruct us to make automatic transfers of amounts among the Subaccounts in order to maintain a desired allocation of Policy Value among those Subaccounts. We will "rebalance" monthly, quarterly, semi-annually, or annually, beginning on the date you select. You must select the percentage of the Policy Value you desire in each of the various Subaccounts offered (totaling 100%). Rebalancing can be started, stopped, or changed at any time, except that rebalancing will not be available when Dollar-Cost Averaging is in effect or when any other transfer is requested.

Dollar Cost Averaging Program

During the Accumulation Phase, you may instruct us to automatically transfer money from the Dollar Cost Averaging Fixed Account Option or the Federated Prime Money Portfolio into any other Subaccounts. There is no charge for this program.

Complete and clear instructions must be received before a dollar cost averaging program will begin. The instructions must include:

 .  the Subaccounts into which money from the Dollar Cost Averaging Fixed
   Account (or other subaccount(s) used for dollar cost averaging) is to be transferred; and

 . either the dollar amount to transfer monthly or quarterly (each transfer must be at least $500) or the number of transfers (minimum of 6 monthly or 4 quarterly and maximum of 24 monthly or 8 quarterly).

Transfers must begin within 30 days. We will make the transfers on the 28th day of the applicable month. You may change your allocations at anytime.

Only one dollar cost averaging program can run at one time. This means that any addition to a dollar cost averaging program must change either the length of the program or the dollar amount of the transfers. New instructions must be received each time there is an addition to a dollar cost averaging program.

Any amount in the Dollar Cost Averaging Fixed Account (or other subaccount(s) used for dollar cost averaging) for which we have not received complete and clear instructions will remain in the Dollar Cost Averaging Fixed Account (or other such subaccount) until we receive the instructions. If we have not received complete and clear instructions within 30 days, the interest credited in the Dollar Cost Averaging Fixed Account may be adjusted downward, but not below the guaranteed effective annual interest rate of 3%.

We may credit different interest rates for dollar cost averaging programs of varying time periods. If you discontinue the dollar cost averaging program before its completion, then the interest credited on amounts in the Dollar Cost Averaging Fixed Account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.

                               A CLOSER LOOK AT

                             Dollar-Cost Averaging

 The main objective of Dollar-Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to other Subaccounts each month, more Accumulation Units are credited to a Subaccount if the value per Accumulation Unit is low, while fewer Accumulation Units are credited if the value per Accumulation Unit is high. Therefore, it is possible to achieve a lower average cost per Accumulation Unit over the long term if the Accumulation Unit Value declines over that period. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.


5. EXPENSES

There are charges and expenses associated with the Policy that reduce the return on your investment in the Policy.

Excess Interest Adjustment

Withdrawals of Cash Value from the fixed account may be subject to an Excess Interest Adjustment. This adjustment could retroactively reduce (or increase) the interest credited in the fixed account to the guaranteed minimum of 3% per year. See "Excess Interest Adjustment" in Section 7 of this prospectus.

Mortality and Expense Risk Fee

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Policy. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Fee is dependent on the death benefit option you select on the customer order form. For the Return of Premium Death Benefit Option the mortality and expense risk fee is at an annual rate of 0.45%. For the 6 Year Step-Up Death Benefit Option the mortality and expense risk fee is at an annual rate of 0.50%. For the Double Enhanced Death Benefit Option the mortality and expense risk fee is at an annual rate of 0.60%.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit's surplus. If the charges collected under the Policy are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss.

                               A CLOSER LOOK AT

                      The Mortality and Expense Risk Fee

 Peoples Benefit assumes mortality risk in two ways. First, where Policy Owners elect an Annuity Payment Option under which Peoples Benefit guarantees a number of payments over a life or joint lives, Peoples Benefit assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, Peoples Benefit assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

 The expense risk that Peoples Benefit assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Policy, may not be great enough to cover the actual costs of issuing and administering the Policy.


Administrative Expense Charge

Peoples Benefit assesses each Policy an annual Administrative Expense Charge to cover the cost of issuing and administering each Policy and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Transfer Fee

You are allowed to make 12 free transfers per year before the Annuity Commencement Date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium Payments, asset rebalancing and dollar cost averaging tranfers are not considered transfers. All transfer requests made at the same time are treated as a single request.

Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. A complete description of these expenses is found in the "Fee Table" section of this prospectus and in each Fund's prospectus and Statement of Additional Information.

6. TAXES

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on Peoples Benefit's understanding of the treatment of annuity policies under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You should consult with a qualified tax adviser about your particular situation to ensure that your purchase of a Policy results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Policy until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See ANNUITY POLICIES OWNED BY NON-NATURAL PERSONS, page 25, and DIVERSIFICATION STANDARDS, page 26.)

                               A CLOSER LOOK AT

                                 Tax Deferral

 Tax deferral means no current tax on earnings in your Policy. The amount you would have paid in income taxes can be left in the Policy and earn money for you.

 One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

 Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.


Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Payout Option) from a Non-Qualified Policy during the Accumulation Phase, you as Policy Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Policy and then from the money you invested in the Policy. This "investment in the Policy" can generally be described as the cost of the Policy, and it generally includes all Premium Payments minus any amounts you have already received under the Policy that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Policy is treated as a partial withdrawal from a Policy. (If you are contemplating using your Policy as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Policy, for tax purposes each payment is deemed to return to you a portion of your investment in the Policy. Since with a Non-

Qualified Policy you have already paid taxes on those amounts (the Policy was funded with after-tax dollars), you will not be taxed again on your investment only on your earnings.

For fixed Annuity Payments from a Non-Qualified Policy, in general, Peoples Benefit calculates the taxable portion of each payment using a formula known as the "exclusion ratio." This formula establishes the ratio that the investment in the Policy bears to the total expected amount of Annuity Payments for the term of the Policy. Peoples Benefit then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Policy, in general, Peoples Benefit calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, Peoples Benefit divides the investment in the Policy by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Policy has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Policies

Generally, the entire amount distributed from a Qualified Policy is taxable to the Policy Owner. In the case of Qualified Policies with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since Peoples Benefit has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

Tax Withholding

Federal tax law requires that Peoples Benefit withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies Peoples Benefit of that election. In certain situations, Peoples Benefit will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under the deferred annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; (ii) made on or after the death of the Policy Owner or, where the Policy Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Policies); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Policy (as defined in the Internal Revenue Code);
(iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;
(v) from a Qualified Policy (note, however, that other penalties may apply);
(vi) under an immediate annuity policy (as defined in the Internal Revenue
Code); (vii) that can be traced to an investment in the Policy prior to August 14, 1982; or (viii) under a Policy that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee separates from service.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

For Qualified Policies, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

The penalty tax may not apply to distributions from Qualified Policies issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, or a distribution made on account of an Internal Revenue Service levy.

ANNUITY POLICIES OWNED BY NON-NATURAL PERSONS

Where a non-natural person (for example, a corporation) holds a Policy, that Policy is generally not treated as an annuity policy for federal income tax purposes, and the income on that Policy (generally the increase in the net Policy Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply where the estate of a decedent acquires a Policy, where an employer purchases a Policy on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue
Code).

MULTIPLE-POLICIES RULE

All non-qualified annuity policies issued by the same company (or affiliate) to the same Policy Owner during any calendar year are to be aggregated and treated as one policy for purposes of determining the amount includible in the taxpayer's gross income. Thus, any amount received under any Policy prior to the Policy's Annuity Commencement Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such policies. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-policies rules through the serial purchase of annuity policies or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Policies purchased by the same Policy Owner. Accordingly, a Policy Owner should consult a tax adviser before purchasing more than one Policy or other annuity policies. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code).)

TRANSFERS OF ANNUITY POLICIES

Any transfer of a Non-Qualified Policy during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Policy to the Policy Owner at the time of such transfer. The transferee's investment in the Policy will be increased by any amount included in the Policy Owner's income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code
Section 1041(a).

ASSIGNMENTS OF ANNUITY POLICIES

A transfer of ownership in a Policy, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Policy Owner may result in tax consequences to the Policy Owner,

Annuitant, or beneficiary that this prospectus does not discuss. A Policy Owner considering such a transfer or assignment of a Policy should contact a tax adviser about the potential tax effects of such a transaction.

DIVERSIFICATION STANDARDS

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A "look-through" rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Policy Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Policy may need to be modified in order to remain in compliance. For these reasons, Peoples Benefit reserves the right to modify the Policy, as necessary, to maintain the tax-deferred status of the Policy.

We intend to comply with the diversification regulations to assure that the Policy continues to be treated as an annuity policy for federal income tax purposes.

QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES


Qualified Policies contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Policy should consult a personal tax adviser.

403(b) Policies

Peoples Benefit will offer Policies in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. More detailed information on 403(b) Policies may be found in the Statement of Additional Information.

7. ACCESS TO YOUR MONEY

The value of your Policy can be accessed during the Accumulation Phase

 .  by making a full or partial withdrawal

 .  by electing an Annuity Payment Option

 .  by your beneficiary in the form of a Death Benefit

 .  by taking systematic payouts

On or before the Annuity Commencement Date, the Policy Value is equal to the owner's:

 .  Premium Payments; minus

 .  partial withdrawals (including the net effect of any applicable Excess
   Interest Adjustments on such withdrawals); plus

 .  interest credited in the fixed account; plus or minus

 .  accumulated gains or losses in the separate account; minus

 .  service charges, rider fees, Premium Taxes, and transfer fees, if any.

On or before the Annuity Commencement Date, the Cash Value is equal to the Adjusted Policy Value. The Adjusted Policy Value is the Policy Value increased or decreased by any Excess Interest Adjustment.

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Policy. All partial withdrawals must be for at least $500.

On the date Peoples Benefit receives your request for a full withdrawal, the amount payable is the Cash Value. You will receive:

 .  the value of your Policy; plus or minus

 .  any Excess Interest Adjustment; minus

 .  any applicable Premium Taxes and service charges

To make a withdrawal, send your written request on the appropriate Peoples Benefit form to our Administrative Offices.

 Because you assume the investment risk for amounts allocated to the Portfolios under the Policy, the total amount paid upon a full withdrawal of the Policy may be more or less than the total Premium Payments made (taking prior withdrawals into account).

Excess Interest Adjustment

Money that you withdraw from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to an Excess Interest Adjustment. At the time you request a withdrawal, if interest rates set by Peoples Benefit have risen since the date of the initial guarantee, the Excess Interest Adjustment will result in a lower Cash Value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the Excess Interest Adjustment will result in a higher Cash Value on surrender.

Generally, all withdrawals from a Guaranteed Payment Option in excess of 10% of your cumulative Premium Payment is subject to an Excess Interest Adjustment. Beginning in the first Policy Year you can withdraw up to 10% of your cumulative Premium Payments each Policy Year, in one or more withdrawals, without an Excess Interest Adjustment. This is referred to as the "free percentage."

There will be no Excess Interest Adjustment on any of the following:

 .  lump sum withdrawals of the free percentage available;

 .  nursing care and terminal condition withdrawals

 .  unemployment withdrawals;

 .  withdrawals to satisfy the minimum distribution requirements; and

 . Systematic Payout Option payments, which do not exceed 10% of your cumulative Premium Payments divided by the number of payouts made per year.

Please note that under these circumstances you will not receive a higher Cash Value if interest rates have fallen nor will you receive a lower Cash Value if interest rates have risen.

Systematic Payout Option

You may elect to have a specified dollar amount provided to you from the portion of your Policy's value allocated to the Portfolios on a monthly, quarterly, semi-annual, or annual basis. The minimum amount for each Systematic Payout is $50. If payments are from the fixed account, then they cannot exceed the free percentage divided by the number of payments per year. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

You may elect this option by completing a Systematic Payout Option Request
Form.

Peoples Benefit must receive your Form at least 30 days before the date you want Systematic Payouts to begin. Peoples Benefit will process each Systematic Payout on the date and at the frequency you specified in your Systematic Payout Option Application Form. The start date for Systematic Payouts must be between the first and the twenty-eighth day of the month. You may discontinue the Systematic Payout Option at any time by notifying us in writing at least 30 days prior to your next scheduled withdrawal date.

We reserve the right to discontinue offering this option upon 30 days' notice, and we also reserve the right to charge a fee for the option.

Payment of Full or Partial Withdrawal Proceeds

Peoples Benefit will pay cash withdrawals within seven days after receipt of your written request for withdrawal except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

 . the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

 . an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

 .  the SEC permits a delay for your protection as a Policy Owner

 .  the payment is derived from premiums paid by check, in which case Peoples
   Benefit may delay payment until the check has cleared your bank

                            Taxation of Withdrawals

 For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, page 23, and Penalty Taxes on Certain Early Withdrawals, page 24.


Tax Withholding on Withdrawals

If you do not provide Peoples Benefit with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires Peoples Benefit to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government.

Nursing Care and Terminal Condition

No Excess Interest Adjustment will apply if you or your spouse has been:

 .  Confined in a hospital or nursing facility for 30 days in a row; or

 . Diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

This benefit may not be available in all states. See the Policy or endorsement for details and conditions.

Unemployment Waiver

No Excess Interest Adjustment will apply to withdrawals if you or your spouse is unemployed. In order to qualify, you (or your spouse, which is applicable) must have been:

 .  employed full time for at least two years prior to becoming unemployed; and

 .  employed full time on the Policy Date; and

 .  unemployed for at least 60 days in a row at the time of the withdrawal; and

 .  must have a minimum Cash Value at the time of withdrawal of $5,000

You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of withdrawal.

You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. This benefit may not be available in all states. See the Policy for details.

8. PERFORMANCE

PERFORMANCE MEASURES

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of the Federated Prime Money Subaccount, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Policy Owners.

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

Standardized Average Annual Total Return

When advertising performance of the Subaccounts, Peoples Benefit will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the SEC, is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable charges, including the Annual Policy Service Charge and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return

Peoples Benefit may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. Peoples Benefit may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Values) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see "Fee Table"), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. These returns do not reflect the Annual Policy Service Charge, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

Non-Standardized Total Return Year-To-Date

Peoples Benefit may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Policy Service Charge, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

Non-Standardized One Year Return

Peoples Benefit may show Non-Standardized One Year Return for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Subaccounts as if the Policy were in existence before its inception date (which it was not). After the Policy's inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Policy Service Charge, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentage reported by Peoples Benefit.

Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return

Peoples Benefit may show Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios, and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Policy Values. These returns reflect a deduction for the Separate Account expenses and Portfolio expenses. These returns do not include the Annual Policy Service Charge, any sales loads or Premium Taxes (if any) which, if included, would reduce the percentages reported.

The Non-Standardized Adjusted Historical Cumulative Return for a Subaccount is the effective annual rate of return that would have produced the ending Policy Value of the stated one-year period.

The Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Policy Value over the stated period had the performance remained constant throughout.

YIELD AND EFFECTIVE YIELD

Peoples Benefit may also show yield and effective yield figures for the Subaccount investing in shares of the Federated Prime Money Portfolio. "Yield" refers to the income generated by an investment in the Federated Prime Money Portfolio over a seven-day period, which is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Federated Prime Money Portfolio is assumed to be reinvested. Therefore, the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Policy Service Charge, any sales loads or Premium Taxes (if any) which, if included, would reduce the yields reported.

From time to time a Portfolio of a Fund may advertise its yield and total return investment performance. For each Subaccount other than the Subaccount that invests in the Federated Prime Money Portfolio for which Peoples Benefit advertises yield, Peoples Benefit shall furnish a yield quotation referring to the Subaccount computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Subaccount's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Subaccount's performance.

The performance measures discussed above reflect results of the Subaccounts and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service that ranks mutual funds and other investment companies by overall performance, investment objectives, and assets. Performance may also be tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

9. DEATH BENEFIT

Peoples Benefit will pay a death benefit to your beneficiary, under certain circumstances, if the Annuitant dies before the Annuity Commencement Date and the Annuitant was also the Policy Owner. (If the Annuitant was not an owner, a death benefit may or may not be paid. See below.) The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

When We Pay a Death Benefit

Before the Annuity Commencement Date

We will pay a death benefit to your beneficiary IF:

 .you are both the Annuitant and an owner of the Policy; and

 .you die before the Annuity Commencement Date.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the Policy as the new annuitant and owner, instead of receiving the death benefit.

We will also pay a death benefit to your beneficiary IF:

 .you are not the Annuitant; and

 .the Annuitant dies before the Annuity Commencement Date; and

 .you specifically requested that the death benefit be paid upon the Annuitant's death.

Distribution requirements apply to the Policy Value upon the death of any owner. These requirements are detailed in the Statement of Additional Information.

After the Annuity Commencement Date

The death benefit payable, if any, on or after the Annuity Commencement Date depends on the Annuity Payment Option selected.

IF:

 .  you are not the Annuitant; and

 .  you die on or after the Annuity Commencement Date; and

 .  the entire interest in the Policy has not been paid to you;

THEN:

 . the remaining portion of such interest in the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

When We Do Not Pay A Death Benefit
No death benefit is paid in the following cases:

IF:

 .  you are not the Annuitant; and

 .  the Annuitant dies prior to the Annuity Commencement Date; and

 . you did not specifically request that the death benefit be paid upon the Annuitant's death;

THEN:

 .  you will become the new Annuitant and the Policy will continue.

IF:

 .  you are not the Annuitant; and

 .  you die prior to the Annuity Commencement Date;

THEN:

 . the new owner (unless it is your spouse) must generally surrender the Policy within five years of your death for the Policy Value increased or decreased by an Excess Interest Adjustment (if applicable).

Note carefully. If the Policy Owner does not name an Owner's designated beneficiary, the Policy Owner's estate will become the new owner. If no probate estate is opened (because, for example, the Policy Owner has precluded the opening of a probate estate by means of a trust or other instrument), and Peoples Benefit has not received written notice of the trust as a successor owner signed prior to the Policy Owner's death, then that trust may not exercise ownership rights to the Policy. It may be necessary to open a probate estate in order to exercise ownership rights to the Policy if no Owner's designated beneficiary is named in the written notice received by Peoples Benefit.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as lump sum or as annuity payments. The death benefit will be the greater of:

 .  Policy Value on the date we receive the required information; or

 . Cash Value on the date we receive the required information (this will be more than the Policy Value if there is a positive Excess Interest Adjustment); or

 .  Guaranteed Minimum Death Benefit, if any (discussed below).

Guaranteed Minimum Death Benefit Options

On the Policy customer order form, you generally may choose one of the three Guaranteed Minimum Death Benefit Options listed below. After the Policy is issued, you cannot make an election and the death benefit cannot be changed.

If the Guaranteed Minimum Death Benefit is not available because of the age of the Policy Owner or Annuitant, the death benefit will be the greater of the Policy Value or Cash Value as of the date of death.

A. Return of Premium Death Benefit

The Return of Premium Death Benefit is:

 .  the total Premium Payments;

 . less any adjusted partial withdrawals (discussed below) as of the date of death.

 .  available if the Policy Owner or Annuitant is age 0 to 85 on the Policy
   Date.

The Return of Premium Death Benefit is not available if the Policy Owner or Annuitant is 85 or older on the Policy Date.

B. 6 Year Step-Up To Age 81 Death Benefit

The 6 Year Step-Up Death Benefit is:

 . the higher of the initial premium or the Adjusted Policy Value on the 6th, 12th, 18th, etc., Policy Anniversary prior to the earlier date of death or the Annuitant's 81st birthday;

 .  plus premiums paid

 . less partial withdrawals subsequent to the date of the 6th anniversary with the largest Policy Value.

 .  available if the Policy Owner or Annuitant is age 0 to 75 on the Policy
   Date.

C. Double Enhanced Death Benefit

The Double Enhance Death Benefit is the greater of (1) or (2) where:

(1) is a 5% Annually Compounding Death Benefit, equal to the Cumulative Premium Payments, minus Adjusted Partial Withdrawals, plus interest accumulated at 5% per annum from the payment or withdrawal date to the earlier of the Annuitant's date of death or the Annuitant's 81st birthday; and

(2) is a Step-Up Death Benefit, equal to the largest Policy Value on the Policy Date or on any Policy Anniversary prior to the earlier of the Annuitant's date of death or the Annuitant's 81st birthday, plus any Premium Payments since the date of the Policy Anniversary with the largest Policy Value, minus any Adjusted Partial Withdrawals since the date of the Policy Anniversary with the largest Policy Value.

The Double Enhanced Death Benefit is available if the Policy Owner or Annuitant is 0 to 79 on the Policy Date.

Adjusted Partial Withdrawal

When you request a partial withdrawal, your Guaranteed Minimum Death Benefit will be reduced by an amount called the Adjusted Partial Withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total Premium Payments. We have included a detailed explanation of this adjustment in the Statement of Additional Information.

10. OTHER INFORMATION

Peoples Benefit Life Insurance Company ("Peoples Benefit," "We," "Us," "Our")

Peoples Benefit Life Insurance Company is an Iowa stock life insurance company incorporated on August 6, 1920, with Administrative Offices at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. It is principally engaged in offering life insurance and annuity policies, and is licensed in 49 states, the District of Columbia, and Puerto Rico.

As of December 31, 1999, Peoples Benefit had statutory-basis assets of approximately $13.2 billion. It is a wholly owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. AEGON N.V. of The Netherlands indirectly owns all of the stock of AEGON USA, Inc. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

Peoples Benefit is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance and annuity products. Companies must undergo a rigorous self- and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

Peoples Benefit Life Insurance Company Separate Account V

The Separate Account was established by Peoples Benefit on February 1, 1992, and operates under Iowa law.

The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

Peoples Benefit owns the assets of the Separate Account, and the obligations under the Policy are obligations of Peoples Benefit. These assets are held separately from the other assets of Peoples Benefit and are not chargeable with liabilities incurred in any other business operation of Peoples Benefit (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Peoples Benefit will always keep assets in the Separate Account with a value at least equal to the total Policy Value under the Policies. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of Peoples Benefit. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of Peoples Benefit's general account assets or any other separate account Peoples Benefit maintains.

The Separate Account has thirty-five Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying Funds. Additional Subaccounts may be established at Peoples Benefit's discretion. The Separate Account meets the definition of a "separate account" under Section 2(a)(37) of the 1940 Act.

Policy Owner ("You," "Your")

The Policy Owner is the person or persons designated as the Policy Owner in the customer order form to participate in the Policy. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Annuitant

The person during whose life any annuity payments involving life contingencies will continue.

Payee

The Payee is the Policy Owner, Annuitant, beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Right to Cancel Period

The period during which the Policy Owner may cancel the Policy can be canceled and treated as void from the Policy Date. The period ranges in length from 20 to 30 days (or more in some cases), as specified in your Policy.

Voting Rights

The underlying Funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, Peoples Benefit will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccount. Peoples Benefit will vote Fund shares as to which no timely instructions are received and those shares held by Peoples Benefit as to which Policy Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Policies participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Prior to the Annuity Commencement Date, the Policy Owner holds a voting interest in each Portfolio to which the Policy Value is allocated. The number of votes which are available to a Policy Owner will be determined by dividing the Policy Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Commencement Date, the person receiving Annuity Payments under any variable Annuity Payment Option has the voting interest. The number of votes after the Annuity Commencement Date will be determined by dividing the reserve for such Policy allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Commencement Date, the votes attributable to a Policy decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Additions, deletions, or substitutions of investments

Peoples Benefit retains the right, subject to any applicable law, to make certain changes. Peoples Benefit reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Funds or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in Peoples Benefit's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Policy Owner's interest in a Portfolio will not be made until SEC approval has been obtained and the Policy Owner has been notified of the change.

Peoples Benefit may establish new Portfolios when marketing, tax, investment, or other conditions so warrant. Peoples Benefit will make any new Portfolios available to existing Policy Owners on a basis Peoples Benefit will determine. Peoples Benefit may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.

In the event of any such substitution or change, Peoples Benefit may, by appropriate endorsement, make whatever changes in the Policies may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Policies, Peoples Benefit may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

Financial Statements

The audited statutory-basis financial statements of Peoples Benefit and the audited financial statements of certain Subaccounts of the Separate Account which are available for investment by Advisor's Edge Policy Owners (as well as the Independent Auditors' Reports on them) are contained in the Statement of Additional Information.

Auditors

Ernst & Young LLP serves as independent auditors for Peoples Benefit and certain Subaccounts of the Separate Account which are available for investment by Advisor's Edge Policy Owners and audits their financial statements annually.

Legal Matters

The law firm of Jorden Burt Boros Cicchetti Berenson & Johnson LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Policy under the applicable federal securities laws. On behalf of Peoples Benefit, Brenda Sneed, Esquire, has passed upon all matters of Iowa law pertaining to the validity of the Policy and Peoples Benefit's right to issue the Policy.

           TABLE OF CONTENTS FOR THE ADVISOR'S EDGE VARIABLE ANNUITY
                      STATEMENT OF ADDITIONAL INFORMATION

                                                                           Page
                                                                           ----
GLOSSARY OF TERMS.........................................................   3
THE POLICY - GENERAL PROVISIONS...........................................   5
  Owner...................................................................   5
  Entire Policy...........................................................   5
  Non-Participating.......................................................   5
  Misstatement of Age or Sex..............................................   6
  Assignment..............................................................   6
  Addition, Deletion or Substitution of Investments.......................   6
  Excess Interest Adjustment..............................................   6
  Computation of Variable Annuity Income Payments.........................   7
  Exchanges...............................................................   8
PERFORMANCE INFORMATION...................................................   8
  Money Market Subaccount Yields..........................................   9
  30-Day Yield for Non-Money Market Subaccounts...........................  10
  Standardized Average Annual Total Return for Subaccounts................  10
ADDITIONAL PERFORMANCE MEASURES...........................................  12
  Non-Standardized Cumulative Total Return................................  12
  Non-Standardized Average Annual Total Return............................  12
  Non-Standardized Total Return Year-to-Date..............................  14
  Non-Standardized One Year Return........................................  15
  Non-Standardized Adjusted Historical Cumulative Return and Non-
   Standardized Adjusted Historical Average Annual Total Return...........  16
  Individual Computer Generated Illustrations.............................  27
PERFORMANCE COMPARISONS...................................................  28
SAFEKEEPING OF ACCOUNT ASSETS.............................................  30
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS........................  30
PEOPLES BENEFIT LIFE INSURANCE COMPANY....................................  30
CERTAIN FEDERAL INCOME TAX CONSEQUENCES...................................  30
  Tax Status of the Policy................................................  31
  Distribution Requirements...............................................  31
  Diversification Requirements............................................  31
  Owner Control...........................................................  31
  Withholding.............................................................  32
  Qualified Policies......................................................  32
  Individual Retirement Annuities.........................................  32
  Roth Individual Retirement Annuities (Roth IRA).........................  33
  Section 403(b) Plans....................................................  33
  Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans............  33
  Deferred Compensation Plans.............................................  34
  Non-Natural Persons.....................................................  34
TAXATION OF PEOPLES BENEFIT...............................................  35
STATE REGULATION OF PEOPLES BENEFIT.......................................  35
RECORDS AND REPORTS.......................................................  35
DISTRIBUTION OF THE POLICIES..............................................  35
LEGAL PROCEEDINGS.........................................................  35
OTHER INFORMATION.........................................................  35
FINANCIAL STATEMENTS......................................................  36

                                   APPENDIX A

CONDENSED FINANCIAL INFORMATION

(For the period January 1, 1994 through December 31, 1999)

                                         Alliance                                                  DFA           DFA
                            Alliance      Premier       Alliance       DFA Small   DFA Large  International International
                             Growth       Growth       Technology        Value       Value        Value         Small
                         -------------- ----------- ---------------- ------------- ---------- ------------- -------------
Accumulation unit value as of:
 Start Date*...........          N/A          N/A           N/A          10.000       10.000       10.000       10.000
 12/31/94..............          N/A          N/A           N/A             N/A          N/A          N/A          N/A
 12/31/95..............          N/A          N/A           N/A           9.948       12.034       10.524       10.145
 12/31/96..............          N/A          N/A           N/A          12.063       14.165       11.214       10.106
 12/31/97..............          N/A          N/A           N/A          15.633       18.187       10.893        7.708
 12/31/98..............          N/A          N/A           N/A          14.506       20.013       12.092        8.054
 12/31/99..............          N/A          N/A           N/A          15.832       20.831       14.660        9.484
Number of units Outstanding as of
 12/31/94..............          N/A          N/A           N/A             N/A          N/A          N/A          N/A
 12/31/95..............          N/A          N/A           N/A         163,078      358,553      271,242      188,597
 12/31/96..............          N/A          N/A           N/A         711,634      983,458      983,425      617,388
 12/31/97..............          N/A          N/A           N/A         864,489    1,062,867    1,228,043      869,388
 12/31/98..............          N/A          N/A           N/A         746,000      859,894    1,023,764      825,132
 12/31/99..............          N/A          N/A           N/A         764,208      942,056    1,072,798      784,305
                                                    Dreyfus Socially                Endeavor                  Federated
                           DFA Short-   DFA Global    Responsible    Dreyfus Small  Enhanced       TRP        American
                           Term Fixed      Bond          Growth        Cap Value     Index    International    Leaders
                         -------------- ----------- ---------------- ------------- ---------- ------------- -------------
Accumulation unit value as of:
 Start Date*...........       10.000       10.000           N/A          10.000       10.000       10.000       10.000
 12/31/94..............          N/A          N/A           N/A             N/A          N/A          N/A          N/A
 12/31/95..............       10.104       11.300           N/A             N/A          N/A          N/A       12.676
 12/31/96..............       10.560       12.235           N/A             N/A          N/A          N/A       15.311
 12/31/97..............       11.089       13.103           N/A           9.284       10.002        9.191       20.130
 12/31/98..............       11.620       14.091           N/A           9.024       13.057       10.541       23.524
 12/31/99..............       12.039       14.565           N/A          11.600       15.328       13.862       24.931
Number of units Outstanding as of
 12/31/94..............          N/A          N/A           N/A             N/A          N/A          N/A          N/A
 12/31/95..............      101,709      152,950           N/A             N/A          N/A          N/A       10,179
 12/31/96..............      821,351      317,470           N/A             N/A          N/A          N/A       67,853
 12/31/97..............      862,087      346,747           N/A             585       34,587       24,827      181,634
 12/31/98..............      752,441      368,039           N/A         317,784      272,747      145,782      255,419
 12/31/99..............    1,002,680      518,872           N/A         201,694      434,242      366,345      327,212
                                                       Federated                               Montgomery
                         Federated High  Federated     U.S. Gov't      Federated   Montgomery   Emerging      Seligman
                          Income Bond   Prime Money    Securities       Utility      Growth      Markets       Capital
                         -------------- ----------- ---------------- ------------- ---------- ------------- -------------
Accumulation unit value as of:
 Start Date*...........       10.000       10.000        10.000          10.000       10.000       10.000          N/A
 12/31/94..............          N/A       10.026           N/A             N/A          N/A          N/A          N/A
 12/31/95..............       10.257       10.473        10.567          11.354          N/A          N/A          N/A
 12/31/96..............       11.648       10.900        10.940          12.584       12.649       10.616          N/A
 12/31/97..............       13.174       11.365        11.801          15.833       16.157       10.486          N/A
 12/31/98..............       13.442       11.835        12.623          17.924       16.523        6.508          N/A
 12/31/99..............       13.663       12.304        12.466          18.110       19.829       10.658          N/A
Number of units outstanding as of
 12/31/94..............          N/A       70,223           N/A             N/A          N/A          N/A          N/A
 12/31/95..............        6,320      363,418         7,159           2,024          N/A          N/A          N/A
 12/31/96..............      146,709      512,275       117,323          24,080       28,618      135,913          N/A
 12/31/97..............      424,673      312,343       249,634          20,024       76,471      252,354          N/A
 12/31/98..............      532,325      651,890       422,127          74,288       68,852      301,041          N/A
 12/31/99..............      589,780      952,527       547,797          97,673       89,026      227,382          N/A

                             Seligman
                          Communications  Seligman   Stein Roe     Strong     Strong      Wanger    Wanger Int'l
                               and         Global    Small Co.     Int'l      Schafer   U.S. Small   Small Cap
                           Information   Technology    Growth      Stock       Value    Cap Advisor   Advisor
                          -------------- ---------- ------------ ---------- ----------- ----------- ------------
Accumulation unit value as of:
 Start Date*............         N/A          N/A      10.000      10.000     10.000       10.000      10.000
 12/31/94...............         N/A          N/A         N/A         N/A        N/A          N/A         N/A
 12/31/95...............         N/A          N/A         N/A         N/A        N/A        9.665      10.913
 12/31/96...............         N/A          N/A         N/A         N/A        N/A       14.076      14.312
 12/31/97...............         N/A          N/A      11.571       8.384     10.067       18.098      14.011
 12/31/98...............         N/A          N/A       9.507       7.931     10.220       19.542      16.194
 12/31/99...............         N/A          N/A      13.988      14.752      9.863       24.283      36.429
Number of units outstanding as of
 12/31/94...............         N/A          N/A         N/A         N/A        N/A          N/A         N/A
 12/31/95...............         N/A          N/A         N/A         N/A        N/A       21,864       4,237
 12/31/96...............         N/A          N/A         N/A         N/A        N/A      110,551      80,108
 12/31/97...............         N/A          N/A       7,407       7,004     20,688      275,517     149,792
 12/31/98...............         N/A          N/A      11,989      17,678     61,989      181,215     193,817
 12/31/99...............         N/A          N/A      12,554      57,878     53,258      164,471     182,333
                                          Warburg                            WRL J.P.
                                           Pincus     Warburg    WRL Alger  Morgan Real
                           Transamerica    Int'l    Pincus Small Aggressive   Estate     WRL Janus   WRL Janus
                            VIF Growth     Equity    Co. Growth    Growth   Securities    Global       Growth
                          -------------- ---------- ------------ ---------- ----------- ----------- ------------
Accumulation unit value as of:
 Start Date*............         N/A       10.000      10.000      10.000     10.000       10.000      10.000
 12/31/94...............         N/A          N/A         N/A         N/A        N/A          N/A         N/A
 12/31/95...............         N/A          N/A         N/A         N/A        N/A          N/A         N/A
 12/31/96...............         N/A          N/A         N/A         N/A        N/A          N/A         N/A
 12/31/97...............         N/A        9.601      13.183         N/A        N/A          N/A         N/A
 12/31/98...............         N/A       10.049      12.724         N/A        N/A          N/A         N/A
 12/31/99...............         N/A       15.319      21.375      14.961      8.998       15.620      13.662
Number of units outstanding as of
 12/31/94...............         N/A          N/A         N/A         N/A        N/A          N/A         N/A
 12/31/95...............         N/A          N/A         N/A         N/A        N/A          N/A         N/A
 12/31/96...............         N/A          N/A         N/A         N/A        N/A          N/A         N/A
 12/31/97...............         N/A      106,212      48,791         N/A        N/A          N/A         N/A
 12/31/98...............         N/A      230,381      89,528         N/A        N/A          N/A         N/A
 12/31/99...............         N/A      141,359     275,865      64,889     54,834      155,589     239,345
                             WRL LKCM
                            Strategic
                           Total Return
                          --------------
Accumulation unit value as of:
 Start Date*............      10.000
 12/31/94...............         N/A
 12/31/95...............         N/A
 12/31/96...............         N/A
 12/31/97...............         N/A
 12/31/98...............         N/A
 12/31/99...............      10.592
Number of units outstanding as of
 12/31/94...............         N/A
 12/31/95...............         N/A
 12/31/96...............         N/A
 12/31/97...............         N/A
 12/31/98...............         N/A
 12/31/99...............      14,628

*  Date of commencement of operations for the Subaccounts was as follows:
   10/6/95 for DFA Small Value; 1/18/95 for DFA Large Value; 10/3/95 for DFA International Value; 10/6/95 for DFA International Small; 10/9/95 for DFA Short-Term Fixed; 1/18/95 for DFA Global Bond; 10/13/97 for Dreyfus Small Cap Value, Endeavor Enhanced Index and T. Rowe Price International; 3/10/95 for Federated American Leaders; 9/18/95 for Federated High Income; 12/7/94 for Federated Prime

 Money; 6/28/95 for Federated U.S. Government Securities; 7/20/95 for Federated Utility; 2/12/96 for Montgomery Growth; 2/5/96 for Montgomery Emerging Markets; 10/13/97 for Strong Schafer Value; 9/20/95 for Wanger U.S. Small Cap Advisor; 9/18/95 for Wanger International Small Cap Advisor; 3/31/97 for Stein Roe Small Company Growth, Strong International Stock, Warburg Pincus International Equity and Warburg Pincus Small Company Growth; and 5/3/99 for WRL Alger Aggressive Growth; WRL J.P. Morgan Real Estate Securities; WRL Janus Global; WRL Janus Growth; and WRL LKCM Strategic Total Return. As of December 31, 1999, the following Subaccounts had not commenced operations: Alliance Growth, Alliance Premier Growth, Alliance Technology, Dreyfus Socially Responsible Growth, Seligman Capital, Seligman Communications and Information, Seligman Global Technology and Transamerica VIF Growth.

                     PEOPLES BENEFIT LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V

                       STATEMENT OF ADDITIONAL INFORMATION

                                     for the

                         ADVISOR'S EDGE VARIABLE ANNUITY

                                   Offered by
                     Peoples Benefit Life Insurance Company
                             (An Iowa Stock Company)
                                   Home Office
                            4333 Edgewood Road, N.E.
                            Cedar Rapids, Iowa 52499


This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor's Edge variable annuity policy (the "Policy") offered by Peoples Benefit Life Insurance Company (the "Company" or "Peoples Benefit"). You may obtain a copy of the Prospectus dated December 1, 2000, by calling 800-866-6007 or by writing to our Administrative Offices, at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Policy are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.


                                December 1, 2000

                                TABLE OF CONTENTS



                                                                 Page Number
                                                                 -----------
GLOSSARY OF TERMS                                                     3
THE POLICY - GENERAL PROVISIONS                                       5
      Owner                                                           5
      Entire Policy                                                   5
      Non-Participating                                               5
      Misstatement of Age or Sex                                      6
      Assignment                                                      6
      Addition, Deletion or Substitution of Investments               6
      Excess Interest Adjustment                                      6
      Computation of Variable Annuity Income Payments                 7
      Exchanges                                                       8
PERFORMANCE INFORMATION                                               8
      Money Market Subaccount Yields                                  9
      30-Day Yield for Non-Money Market Subaccounts                  10
      Standardized Average Annual Total Return for Subaccounts       10
ADDITIONAL PERFORMANCE MEASURES                                      12
      Non-Standardized Cumulative Total Return                       12
      Non-Standardized Average Annual Total Return                   12
      Non-Standardized Total Return Year-to-Date                     14
      Non-Standardized One Year Return                               15
      Non-Standardized Adjusted Historical Cumulative
      Return and Non-Standardized                                    16
        Adjusted Historical Average Annual Total Return
      Individualized Computer Generated Illustrations                27
PERFORMANCE COMPARISONS                                              28
SAFEKEEPING OF ACCOUNT ASSETS                                        30
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS                   30
PEOPLES BENEFIT LIFE INSURANCE COMPANY                               30
CERTAIN FEDERAL INCOME TAX CONSEQUENCES                              30
     Tax Status of the Policy                                        31
     Distribution Requirements                                       31
     Diversification Requirements                                    31
     Owner Control                                                   31
     Withholding                                                     32
     Qualified Policies                                              32
     Individual Retirement Annuities                                 32
     Roth Individual Retirement Annuities (Roth IRA)                 33
     Section 403(b) Plans                                            33
     Corporate Pension and Profit-Sharing Plans and H.R. 10 Plan     33
     Deferred Compensation Plans                                     34
     Non-Natural Persons                                             34
TAXATION OF PEOPLES BENEFIT                                          35
STATE REGULATION OF PEOPLES BENEFIT                                  35
RECORDS AND REPORTS                                                  35
DISTRIBUTION OF THE POLICIES                                         35
LEGAL PROCEEDINGS                                                    35
OTHER INFORMATION                                                    35
FINANCIAL STATEMENTS                                                 36

                                GLOSSARY OF TERMS

Accumulation Unit - An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value - An amount equal to the policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office - Financial Markets Division - Variable Annuity Department, Peoples Benefit Life Insurance Company, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Annuitant - The person during whose life, annuity payments involving life contingencies will continue.

Annuity Commencement Date - The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except expressly allowed by Peoples Benefit.

Annuity Payment Option - A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit - An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary - The person who has the right to the death benefit set forth in the policy.

Business Day - A day when the New York Stock Exchange is open for business.

Cash Value - The policy value increased or decreased by an excess interest adjustment, less the annual service charge, and less any applicable premium taxes and any rider fees.

Code - The Internal Revenue Code of 1986, as amended.

Enrollment form - A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment - A positive or negative adjustment to amounts withdrawn upon partial withdrawals, full surrenders or transfers from the guaranteed period options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by Peoples Benefit since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account - One or more investment choices under the policy that are part of Peoples Benefit general assets and which are not in the separate account.

Guaranteed Period Options - The various guaranteed interest rate periods of the fixed account, which Peoples Benefit may offer, into which purchase payments may be paid or amounts may be transferred.

Nonqualified Policy - A policy other than a qualified policy.

Owner - The individual or entity that owns an individual policy.

Policy - The individual policy.

Policy Value - On or before the annuity commencement date, the policy value is equal to the owner's:

 .    Purchase Payments; minus
 .    Partial withdrawals (including any applicable excess interest adjustments on such withdrawals); plus
 .    Interest credited in the fixed account; plus or minus
 .    Accumulated gains or losses in the separate account; minus
 .    Services charges, premium taxes, rider fees, and transfer fees, if any.

Policy Year - A policy year begins on the date in which the policy becomes effective and on each anniversary thereof.

Purchase Payment - An amount paid to Peoples Benefit by the owner or on the owner's behalf as consideration for the benefits provided by the policy.

Qualified Policy - A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account - Peoples Benefit Life Insurance Company Separate Account V, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which Purchase Payments under the policies may be allocated.

Service Charge - An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.

Subaccount - subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

Successor Owner - A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Valuation Period - The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments - Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request - Written notice, signed by the owner, that gives Peoples Benefit the information it requires and is received at the administrative and service office. For some transactions, Peoples Benefit may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Peoples Benefit establishes for such notices.

                         THE POLICY - GENERAL PROVISIONS

OWNER

The Policy shall belong to the owner upon issuance of the Policy after completion of an enrollment form and delivery of the initial purchase payment. While the annuitant is living, the owner may: (1) assign the Policy; (2) surrender the policy; (3) amend or modify the Policy with the consent of Peoples Benefit; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary, and of your spouse in a community or marital property state.

Unless Peoples Benefit has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the enrollment form, information provided in lieu thereof, or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note Carefully. If the owner does not name a contingent owner, the owner's
--------------
estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Peoples Benefit has received written notice of the trust as a successor owner signed prior to the owner's death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Peoples Benefit.

The owner may change the ownership of the policy in a written notice. When the change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Peoples Benefit has made or action Peoples Benefit has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner's spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner's death, or payments must be made for a period certain or for the successor owner's lifetime so long as any period certain does not exceed that successor owner's life expectancy, if the first payment begins within one year of your death.

ENTIRE POLICY

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof constitute the entire Policy between Peoples Benefit and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof. No registered representative has authority to change or waive any provision of the policy.

NON-PARTICIPATING

The Policies are non-participating. No dividends are payable and the Policies will not share in the profits or surplus earnings of Peoples Benefit.

MISSTATEMENT OF AGE OR SEX

Peoples Benefit may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Policy are incorrect, Peoples Benefit will change the annuity benefits payable to those benefits which the Purchase Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, Peoples Benefit will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Policy may be assigned by you prior to the Annuity Date and during the Annuitant's lifetime. Peoples Benefit is not responsible for the validity of any assignment. No assignment will be recognized until Peoples Benefit receives the appropriate Peoples Benefit form notifying Peoples Benefit of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. Peoples Benefit shall not be liable as to any payment or other settlement made by Peoples Benefit before receipt of the appropriate Peoples Benefit form.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

Peoples Benefit cannot and does not guarantee that any of the subaccounts will always be available for purchase payments, allocations or transfers. Peoples Benefit retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Peoples Benefit reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the judgment of Peoples Benefit, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission ("SEC"). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuities, or from effecting an exchange between series or classes of variable annuities on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Peoples Benefit, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Peoples Benefit. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Peoples Benefit may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Peoples Benefit will notify you and request reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Peoples Benefit will reinvest the amounts in the subaccount that invests in the Federated Prime Money Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Peoples Benefit may, by appropriate endorsement, make such changes in the policy as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Peoples Benefit also may transfer the assets of the separate account associated with the policies to another account or accounts.

EXCESS INTEREST ADJUSTMENT

Money that you withdraw from, transfer out of, or apply to an annuity payment option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option, may be subject to any excess interest adjustment. At the time you request a withdrawal, if the interest rates Peoples Benefits sets have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower policy value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher policy value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the purchase payments and transfers to that guaranteed period option, less any prior partial withdrawals and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effect annual interest rate of 3%. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment ("EIA") is:

EIA = S* (G-C)* (M/12)

Where

     S = the gross amount being surrendered, withdrawn, transferred or applied to a Payment Option that is subject to the EIA.

     G = the guaranteed interest rate applicable to S.

     C = the current guaranteed interest rate then being offered on new purchase payments for the next longer Guaranteed Period than "M". If this form, or such a Guaranteed Period is no longer offered, "C" will be the U.S. Treasury rate for the next longer maturity (in whole years) than "M" on the 25th day of the previous calendar month, plus up to 2%.

     M = the number of months remaining in the Guaranteed Period for S, rounded up to the next higher whole number of months.

     No cap on positive EIA adjustment. Floor on negative EIA is effective on full surrender.

     On full surrender, each Guaranteed Period Option's ("GPO") contribution to the adjusted Policy Value will never fall below the sum of purchase payments, less any prior withdrawals and transfers from that GPO, plus interest at the 3% guaranteed effective annual interest rate.

     Some states may not allow an EIA.

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

In order to supplement the description in the Prospectus and Appendixes A and B thereto, the following provides additional information about the Policy which may be of interest to Policy Owners.

The amounts shown in the Annuity Tables contained in your Policy represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Policy corresponding to the Annuity Payment Option elected by the Policy Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

     (a)  =  the Annuity Unit Value for the immediately preceding Business Day;

     (b)  =  the Net Investment Factor for the day;

     (c) = the investment result adjustment factor (.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

     (a) = any increase or decrease in the value of the Subaccount due to investment results;

     (b) = a daily charge assessed at an annual rate of 1.25% for the mortality and expense risks assumed by Peoples Benefit;

     (c) = a daily charge for the cost of administering the Policy corresponding to an annual charge of .15% of the value of the Subaccount.

The Annuity Tables contained in the Policy are based on the 1983 Table "A" Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year; except that in Massachusetts and Montana, the Annuity Tables contained in the Policy are based on a 60% female/40% male blending of the above for all annuitants of either gender.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing subaccount to Annuity Units of any other subaccount(s) then available. The written request for an exchange must be received by us, however, at least 10 Business Days prior to the first payment date on which the exchange is to take effect. An exchange shall result in the same dollar amount as that of the Annuity Payment on the date of exchange (the "Exchange Date"). Each year you may make an unlimited number of free exchanges between Subaccounts. We reserve the right to charge a $15 fee in the future for exchanges in excess of twelve per Policy Year.

Exchanges will be made using the Annuity Unit Value for the subaccounts on the date the written request for exchange is received. On the Exchange Date, Peoples Benefit will establish a value for the current subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing subaccounts and compute the number of Annuity Units for the new subaccounts by dividing the Annuity Unit Value of the new subaccounts into the value previously calculated for the existing subaccounts.

                             PERFORMANCE INFORMATION

Performance information for the subaccounts including the yield and effective yield of the Federated Prime Money subaccount, the yield of the remaining subaccounts, and the total return of all subaccounts, may appear in reports or promotional literature to current or prospective Policy Owners.

Until October 1995, the DFA Large Value Portfolio (formerly DFA Global Value Portfolio) invested its assets in both U.S. and international securities. Depending on the period presented, total return and performance information presented for the DFA Large Value Portfolio may reflect the performance of the Portfolio when it invested in the stocks of both U.S. and international companies. Total return and performance information for the DFA Large Value Portfolio which includes the period prior to October 1995 should not be considered indicative of the Portfolio's future performance.

Where applicable, the following Subaccount inception dates are used in the calculation of performance figures. 10/6/95 for the DFA Small Value and International Small Value Portfolios; 1/18/95 for the DFA Large Value and DFA Global Bond Portfolios; 10/3/95 for the DFA International; 10/9/95 for DFA Short-Term Fixed Portfolios; 3/10/95 for the Federated American Leaders Portfolio; 7/20/95 for the Federated Utility Portfolio; 12/7/94 for the Federated Prime Money Portfolio; 6/28/95 for the Federated U.S. Government Securities Portfolio; 9/18/95 for the Federated High Income Bond Portfolio; 2/12/96 for the Montgomery Growth Portfolio; 2/5/96 for the Montgomery Emerging Markets Portfolio; 9/20/95 for the Wanger U.S. Small Cap Portfolio; 9/18/95 for the Wanger International Small Cap Portfolio; 3/31/97 for Stein Roe Small Company Growth Portfolio; 3/31/97 for Strong International Stock Portfolio; 3/31/97 for Warburg Pincus International Equity Portfolio; 3/31/97 for Warburg Pincus Small Company Growth Portfolio; 10/13/97 for Strong Schafer Value Portfolio; 10/31/97 for T. Rowe Price International Stock Portfolio; 10/31/97 for Dreyfus Small Cap Value Portfolio; 10/13/97 for Endeavor Enhanced Index Portfolio; and 5/3/99 for the WRL Alger Aggressive Growth, WRL J.P. Morgan Real Estate Securities, WRL Janus Global, WRL Janus Growth, and WRL LKCM Strategic Total Return Portfolios. As of the date of this Statement of Additional Information, the Alliance Growth, Alliance Premier Growth, Alliance Technology, Dreyfus Socially Responsible Growth, Seligman Capital, Seligman Communications and Information, Seligman Global Technology and Transamerica VIF Growth Subaccounts had not commenced operation.


Where applicable, the following Fund inception dates are used in the calculation of performance figures: 6/1/99 for Alliance Growth Portfolio, 7/14/99 for Alliance Premier Growth Portfolio, 9/22/99 for Alliance Technology Portfolio, 9/29/95 for the DFA Small Value and International Small Value Portfolios; 1/12/95 for the DFA Large Value and DFA Global Bond Portfolios; 9/29/95 for the DFA International; 9/29/95 for DFA Short-Term Fixed Portfolios; 10/7/93 for Dreyfus Socially Responsible Growth Fund, 11/18/94 for Federated Prime Money Portfolio; 2/10/94 for Federated American Leaders Portfolio; 2/10/94 for Federated Utility Portfolio; 3/28/94 for Federated U.S. Government Securities Portfolio; 3/1/94 for Federated High Income Bond Portfolio; 2/9/96 for Montgomery Growth Portfolio; 2/2/96 for Montgomery Emerging Markets Portfolio; 5/3/95 for Wanger U.S. Small Cap Advisor Portfolio and Wanger International Small Cap Advisor Portfolio; 10/20/95 for Strong International Stock Portfolio; 6/30/95 for Warburg Pincus International Equity Portfolio and Warburg Pincus Small Company Growth Portfolio; 10/10/97 for Strong Schafer Value Portfolio; 4/8/91 for T. Rowe Price International Stock Portfolio; 5/4/93 for Dreyfus Small Cap Value Portfolio; 5/1/97 for Endeavor Enhanced Index Portfolio; 6/21/88 for Seligman Capital Portfolio, 10/11/94 for Seligman Communication and Information Portfolio, 5/1/96 for Seligman Global Technology, 2/26/69 for Transamerica VIF Growth Portfolio, 3/1/94 for WRL Alger Aggressive Growth Portfolio; 5/1/98 for WRL J.P. Morgan Real Estate Securities Portfolio; 12/3/92 for WRL Janus Global Portfolio; 10/2/86 for WRL Janus Growth Portfolio; and 3/1/93 for WRL LKCM Strategic Total Return Portfolio.

MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Federated Prime Money Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [((Base Period Return)+1)365/7]-1

The current yields of the Money Market Subaccount for the 7-day period ended December 31, 1999 was 4.48% for the 6 Year Step-Up Death Benefit Option, 4.54% for the Return of Premium Death Benefit Option; and 4.39% for the Double Enhanced Death Benefit Option. The effective yield of the Money Market Subaccount for the period ended December 31, 1999 was 4.59% for the 6 Year Step-Up Death Benefit Option, 4.64% for the Return of Premium Death Benefit Option, and 4.49% for the Double Enhanced Death Benefit Option.

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

                             YIELD = 2[(a-b + 1)6-1]
                                        ---
                                        cd

Where:

     [a] equals the net investment income earned during the period by the Portfolio attributable to shares owned by a subaccount;
     [b] equals the expenses accrued for the period (net of reimbursement); [c] equals the average daily number of Units outstanding during the period; and
     [d] equals the maximum offering price per Accumulation Unit on the last day of the period.

Yield on a subaccount is earned from the increase in net asset value of shares of the Portfolio in which the subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the subaccounts, Peoples Benefit will show the "Standardized Average Annual Total Return," calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Policy Fee and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Policy over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

                                   P(1+T)n=ERV

Where:

 (1)  [P]   equals a hypothetical initial Purchase Payment of $1,000;

 (2)  [T]   equals an average annual total return;

 (3)  [n]   equals the number of years; and

 (4)  [ERV] equals the ending redeemable value of a hypothetical $1,000
            Purchase Payment made at the beginning of the period (or fractional portion thereof).

The following table show the Standardized Average Annual Total Return for the subaccounts for the period beginning at the inception of each subaccount and ending on December 31, 1999.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIOD ENDING DECEMBER 31, 1999

                      DOUBLE ENHANCED DEATH BENEFIT OPTION
                 (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 0.75%)

                                                                          Since
                                                                     Subaccount
Subaccount                                         1 Year             Inception
----------                                         ------            ----------

Alliance Growth................................       N/A                   N/A
Alliance Premier Growth........................       N/A                   N/A
Alliance Technology............................       N/A                   N/A
Dreyfus Small Cap Value........................    28.41%                 6.80%
Dreyfus Socially Responsible Growth............       N/A                   N/A
DFA Small Value................................     9.01%                11.32%
DFA Large Value................................     3.97%                15.83%
DFA International Value........................    21.09%                 9.30%
DFA International Small........................    17.62%                -1.36%
DFA Short-Term Fixed...........................     3.48%                 4.36%
DFA Global Bond................................     3.24%                 7.76%
Endeavor Enhanced Index........................    17.26%                21.11%
Federated American Leaders.....................     5.85%                20.76%
Federated High Income Bond.....................     1.52%                 7.42%
Federated Prime Money..........................     3.82%                 4.05%
Federated US Gov't Securities..................    -1.36%                 4.88%
Federated Utility..............................     0.91%                14.14%
Montgomery Emerg Mkt...........................    63.57%                 1.52%
Montgomery Growth..............................    19.87%                19.13%
Seligman Capital...............................       N/A                   N/A
Seligman Communications and Information........       N/A                   N/A
Seligman Global Technology.....................       N/A                   N/A
Stein Roe Small Company Growth.................    46.97%                12.83%
Strong Int'l Stock.............................    85.80%                15.03%
Strong Schafer Value...........................    -3.61%                -0.74%
Transamerica VIF Growth........................       N/A                   N/A
T. Rowe Price Int'l............................    31.35%                15.74%
Wanger Int'l Small Cap.........................   124.72%                35.04%
Wanger US Small Cap............................    24.12%                22.88%
Warburg Pincus Int'l Equity....................    52.27%                16.62%
Warburg Pincus Small Co Growth.................    67.81%                31.62%
WRL Alger Agg Growth...........................       N/A                49.50%
WRL Janus Global...............................       N/A                56.09%
WRL Janus Growth...............................       N/A                36.52%
WRL JP Morgan Real Est.........................       N/A               -10.09%
WRL LKCM Strategic Tot Rtn.....................       N/A                 5.84%

                         ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED CUMULATIVE TOTAL RETURN AND NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

Peoples Benefit may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more subaccounts with respect to one or more periods. Peoples Benefit may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see Fee Table in the Prospectus), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.


                    NON-STANDARDIZED CUMULATIVE TOTAL RETURN
                       FOR PERIOD ENDING DECEMBER 31, 1999

                      DOUBLE ENHANCED DEATH BENEFIT OPTION
                 (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 0.75%)

                                                                           Since
                                                                      Subaccount
Subaccount                                           1 Year            Inception
----------                                           ------           ----------

Alliance Growth.................................       N/A                   N/A
Alliance Premier Growth.........................       N/A                   N/A
Alliance Technology.............................       N/A                   N/A
Dreyfus Small Cap Value.........................    28.43%                15.74%
Dreyfus Socially Responsible Growth.............       N/A                   N/A
DFA Small Value.................................     9.03%                57.66%
DFA Large Value.................................     3.99%               107.30%
DFA International Value.........................    21.11%                45.98%
DFA International Small.........................    17.64%                -5.56%
DFA Short-Term Fixed............................     3.50%                19.88%
DFA Global Bond.................................     3.26%                44.93%
Endeavor Enhanced Index.........................    17.28%                52.95%
Federated American Leaders......................     5.88%               148.13%
Federated High Income Bond......................     1.54%                36.05%
Federated Prime Money...........................     3.84%                22.40%
Federated US Gov't Securities...................    -1.34%                24.10%
Federated Utility...............................     0.94%                80.31%
Montgomery Emerg Mkt............................    63.59%                 6.16%
Montgomery Growth...............................    19.89%                97.53%
Seligman Capital................................       N/A                   N/A
Seligman Communications and Information.........       N/A                   N/A
Seligman Global Technology......................       N/A                   N/A
Stein Roe Small Company Growth..................    46.99%                39.50%
Strong Int'l Stock..............................    85.82%                47.12%
Strong Schafer Value............................    -3.59%                -1.59%
Transamerica VIF Growth.........................       N/A                   N/A
T. Rowe Price Int'l.............................    31.37%                38.32%
Wanger Int'l Small Cap..........................   124.75%               262.77%
Wanger US Small Cap.............................    24.14%               141.81%

Warburg Pincus Int'l Equity.....................    52.29%                52.77%
Warburg Pincus Small Co Growth..................    67.83%               113.18%
WRL Alger Agg Growth............................       N/A                49.51%
WRL Janus Global................................       N/A                56.11%
WRL Janus Growth................................       N/A                36.53%
WRL JP Morgan Real Est..........................       N/A               -10.08%
WRL LKCM Strategic Tot Rtn......................       N/A                 5.85%


                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIOD ENDING DECEMBER 31, 1999

                      DOUBLE ENHANCED DEATH BENEFIT OPTION
                 (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 0.75%)


                                                                           Since
                                                                      Subaccount
Subaccount                                          1 Year             Inception
----------                                           ------           ----------

Alliance Growth.................................       N/A                   N/A
Alliance Premier Growth.........................       N/A                   N/A
Alliance Technology.............................       N/A                   N/A
Dreyfus Small Cap Value.........................    28.43%                 6.82%
Dreyfus Socially Responsible Growth.............       N/A                   N/A
DFA Small Value.................................     9.03%                11.34%
DFA Large Value.................................     3.99%                15.85%
DFA International Value.........................    21.11%                 9.32%
DFA International Small.........................    17.64%                -1.34%
DFA Short-Term Fixed............................     3.50%                 4.38%
DFA Global Bond.................................     3.26%                 7.78%
Endeavor Enhanced Index.........................    17.28%                21.13%
Federated American Leaders......................     5.88%                20.78%
Federated High Income Bond......................     1.54%                 7.44%
Federated Prime Money...........................     3.84%                 4.07%
Federated US Gov't Securities...................    -1.34%                 4.90%
Federated Utility...............................     0.94%                14.16%
Montgomery Emerg Mkt............................    63.59%                 1.54%
Montgomery Growth...............................    19.89%                19.15%
Seligman Capital................................       N/A                   N/A
Seligman Communications and Information.........       N/A                   N/A
Seligman Global Technology......................       N/A                   N/A
Stein Roe Small Company Growth..................    46.99%                12.85%
Strong Int'l Stock..............................    85.82%                15.05%
Strong Schafer Value............................    -3.59%                -0.72%
Transamerica VIF Growth.........................       N/A                   N/A
T. Rowe Price Int'l.............................    31.37%                15.76%
Wanger Int'l Small Cap..........................   124.75%                35.06%
Wanger US Small Cap.............................    24.14%                22.90%
Warburg Pincus Int'l Equity.....................    52.29%                16.64%
Warburg Pincus Small Co Growth..................    67.83%                31.64%
WRL Alger Agg Growth............................       N/A                49.51%
WRL Janus Global................................       N/A                56.11%
WRL Janus Growth................................       N/A                36.53%
WRL JP Morgan Real Est..........................       N/A               -10.08%
WRL LKCM Strategic Tot Rtn......................       N/A                 5.85%

NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

Peoples Benefit may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.


                   NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

                      DOUBLE ENHANCED DEATH BENEFIT OPTION
                 (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 0.75%)

                                                                    Total Return
                                                                       YTD as of
Subaccount                                                              12/31/99
----------                                                              --------

Alliance Growth......................................................        N/A
Alliance Premier Growth..............................................        N/A
Alliance Technology..................................................        N/A
Dreyfus Small Cap Value..............................................     28.43%
Dreyfus Socially Responsible Growth..................................        N/A
DFA Small Value......................................................      9.03%
DFA Large Value......................................................      3.99%
DFA International Value..............................................     21.11%
DFA International Small..............................................     17.64%
DFA Short-Term Fixed.................................................      3.50%
DFA Global Bond......................................................      3.26%
Endeavor Enhanced Index..............................................     17.28%
Federated American Leaders...........................................      5.88%
Federated High Income Bond...........................................      1.54%
Federated Prime Money................................................      3.84%
Federated US Gov't Securities........................................     -1.34%
Federated Utility....................................................      0.94%
Montgomery Emerg Mkt.................................................     63.59%
Montgomery Growth....................................................     19.89%
Seligman Capital.....................................................        N/A
Seligman Communications and Information..............................        N/A
Seligman Global Technology...........................................        N/A
Stein Roe Small Company Growth.......................................     46.99%
Strong Int'l Stock...................................................     85.82%
Strong Schafer Value.................................................     -3.59%
Transamerica VIF Growth..............................................        N/A
T. Rowe Price Int'l..................................................     31.37%
Wanger Int'l Small Cap...............................................    124.75%
Wanger US Small Cap..................................................     24.14%
Warburg Pincus Int'l Equity..........................................     52.29%
Warburg Pincus Small Co Growth.......................................     67.83%
WRL Alger Agg Growth.................................................        N/A
WRL Janus Global.....................................................        N/A
WRL Janus Growth.....................................................        N/A
WRL JP Morgan Real Est...............................................        N/A
WRL LKCM Strategic Tot Rtn...........................................        N/A

NON-STANDARDIZED ONE YEAR RETURN

Peoples Benefit may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Portfolios as if the Policy were in existence before its inception date (which it was not). After the Policy's inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.


                        NON-STANDARDIZED ONE YEAR RETURN

                      DOUBLE ENHANCED DEATH BENEFIT OPTION
                 (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 0.75%)


                                                      1999         1998           1997         1996         1995
                                                      ----         ----           ----         ----         ----
Alliance Growth.................................        N/A          N/A           N/A          N/A          N/A
Alliance Premier Growth.........................        N/A          N/A           N/A          N/A          N/A
Alliance Technology.............................        N/A          N/A           N/A          N/A          N/A
Dreyfus Small Cap Value.........................     28.43%       -2.91%        24.64%       24.70%       13.21%
Dreyfus Socially Responsible Growth.............     29.13%       28.43%        27.49%       20.34%       33.58%
DFA Small Value.................................      9.03%       -7.31%        29.48%       21.14%          N/A
DFA Large Value.................................      3.99%        9.93%        28.27%       17.60%          N/A
DFA International Value.........................     21.11%       10.90%        -2.96%        6.31%          N/A
DFA International Small.........................     17.64%        6.96%       -25.64%       -0.49%          N/A
DFA Short-Term Fixed............................      3.50%        4.69%         4.90%        4.41%          N/A
DFA Global Bond.................................      3.26%        7.43%         6.98%        8.16%          N/A
Endeavor Enhanced Index.........................     17.28%       30.41%           N/A          N/A          N/A
Federated American Leaders......................      5.88%       16.75%        31.35%       20.66%       33.89%
Federated High Income Bond......................      1.54%        1.93%        12.98%       13.46%       17.83%
Federated Prime Money...........................      3.84%        4.03%         4.16%        3.97%        4.36%
Federated US Gov't Securities...................     -1.34%        6.86%         7.77%        3.42%        7.43%
Federated Utility...............................      0.94%       13.10%        25.69%       10.73%       23.76%
Montgomery Emerg Mkt............................     63.59%      -38.00%        -1.32%          N/A          N/A
Montgomery Growth...............................     19.89%        2.16%        27.61%          N/A          N/A
Seligman Capital................................     52.22%       21.29%        20.41%       13.66%       26.24%
Seligman Communications and Information.........     84.49%       35.48%        21.32%        8.00%       37.54%
Seligman Global Technology......................    117.27%       35.80%        18.64%          N/A          N/A
Stein Roe Small Company Growth..................     46.99%       17.92%           N/A          N/A          N/A
Strong Int'l Stock..............................     85.82%       -5.49%       -14.17%        9.56%          N/A
Strong Schafer Value............................     -3.59%        1.40%           N/A          N/A          N/A
Transamerica VIF Growth.........................     31.37%       14.58%         1.85%       14.38%        9.55%
T. Rowe Price Int'l.............................     31.37%       14.58%         1.85%       14.38%        9.55%
Wanger Int'l Small Cap..........................    124.75%       15.46%        -2.20%       31.02%          N/A
Wanger US Small Cap.............................     24.14%        7.87%        28.45%       45.49%          N/A
Warburg Pincus Int'l Equity.....................     52.29%        4.56%        -2.99%        9.21%          N/A
Warburg Pincus Small Co Growth..................     67.83%       -3.58%        14.78%       13.06%          N/A
WRL Alger Agg Growth............................     67.78%       47.61%        23.00%        9.62%       37.01%
WRL Janus Global................................     69.84%       29.06%        17.88%       26.80%       22.16%
WRL Janus Growth................................     58.50%       63.29%        16.68%       17.09%       46.05%
WRL JP Morgan Real Est..........................     -4.54%          N/A           N/A          N/A          N/A
WRL LKCM Strategic Tot Rtn......................     11.24%        8.80%        20.87%       14.14%       23.74%

NON-STANDARDIZED ADJUSTED HISTORICAL CUMULATIVE RETURN AND NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN

Peoples Benefit may show Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified purchase payment patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses. However, they do not include the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

The Non-Standardized Adjusted Historical Cumulative Return for a subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Adjusted Historical Average Annual Total Return for a subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.


       ADJUSTED HISTORICAL CUMULATIVE RETURNS FOR PERIODS ENDING 12/31/99
                       (BASED ON SINGLE INITIAL PURCHASE)

                      DOUBLE ENHANCED DEATH BENEFIT OPTION
                 (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 0.75%)

                                                                         Total
                                                                      Since Fund
                                                                       Inception
                                         1 Year          3 Year        Year-End
                                         ------          ------        ---------

Alliance Growth..........................    N/A            N/A          24.48%
Alliance Premier Growth..................    N/A            N/A          12.72%
Alliance Technology......................    N/A            N/A          42.21%
Dreyfus Small Cap Value.................. 28.43%         55.42%         137.94%
Dreyfus Socially Responsible Growth...... 29.13%        111.44%         266.91%
DFA Small Value..........................  9.03%         30.86%          55.74%
DFA Large Value..........................  3.99%         46.62%         107.06%
DFA International Value.................. 21.11%         30.34%          45.97%
DFA International Small.................. 17.64%         -6.43%          -6.23%
DFA Short-Term Fixed.....................  3.50%         13.66%          20.00%
DFA Global Bond..........................  3.26%         18.68%          44.73%
Endeavor Enhanced Index.................. 17.28%            N/A          87.05%
Federated American Leaders...............  5.88%         62.36%         158.74%
Federated High Income Bond...............  1.54%         16.94%          49.74%
Federated Prime Money....................  3.84%         12.52%          22.52%
Federated US Gov't Securities............ -1.34%         13.61%          28.66%
Federated Utility........................  0.94%         43.49%          88.79%
Montgomery Emerg Mkt..................... 63.59%          0.09%           5.09%
Montgomery Growth........................ 19.89%         56.30%          97.72%
Seligman Capital......................... 52.22%        122.32%         523.67%
Seligman Communication and Information... 84.49%        203.25%         369.51%
Seligman Global Technology...............117.27%        250.06%         259.46%
Strong Int'l Stock....................... 85.82%         50.74%          69.22%

Strong Schafer Value..................... -3.59%            N/A          -1.59%
Transamerica VIF Growth.................. 36.78%        182.94%        3468.84%
T. Rowe Price Int'l...................... 31.37%         53.31%         111.71%
Wanger Int'l Small Cap...................124.75%        153.79%         352.96%
Wanger US Small Cap...................... 24.14%         72.00%         189.61%
Warburg Pincus Int'l Equity.............. 52.29%         54.59%          80.41%
Warburg Pincus Small Co Growth........... 67.83%         85.74%         161.76%
WRL Alger Agg Growth..................... 67.78%        204.61%         348.93%
WRL Janus Global......................... 69.84%        158.38%         442.25%
WRL Janus Growth......................... 58.50%        201.97%        1382.77%
WRL JP Morgan Real Est................... -4.54%            N/A         -19.16%
WRL LKCM Strategic Tot Rtn............... 11.24%         46.29%         130.08%



 ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99
                      (BASED ON SINGLE INITIAL PURCHASE)

                     DOUBLE ENHANCED DEATH BENEFIT OPTION
                (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 0.75%)


                                                                         Total
                                                                      Since Fund
                                                                       Inception
                                         1 Year          3 Year        Year-End
                                         ------          ------        ---------

Alliance Growth.........................    N/A            N/A          24.48%
Alliance Premier Growth.................    N/A            N/A          12.72%
Alliance Technology.....................    N/A            N/A          42.21%
Dreyfus Small Cap Value................. 28.43%         15.83%          13.89%
Dreyfus Socially Responsible Growth..... 29.13%         28.35%          23.18%
DFA Small Value.........................  9.03%          9.38%          10.97%
DFA Large Value.........................  3.99%         13.61%          15.77%
DFA International Value................. 21.11%          9.23%           9.29%
DFA International Small................. 17.64%         -2.19%          -1.50%
DFA Short-Term Fixed....................  3.50%          4.36%           4.38%
DFA Global Bond.........................  3.26%          5.88%           7.72%
Endeavor Enhanced Index................. 17.28%            N/A          26.45%
Federated American Leaders..............  5.88%         17.53%          17.51%
Federated High Income Bond..............  1.54%          5.36%           7.16%
Federated Prime Money...................  3.84%          4.01%           4.05%
Federated US Gov't Securities........... -1.34%          4.35%           4.47%
Federated Utility.......................  0.94%         12.79%          11.39%
Montgomery Emerg Mkt.................... 63.59%          0.03%           1.28%
Montgomery Growth....................... 19.89%         16.05%          19.14%
Seligman Capital........................ 52.22%         30.51%          17.20%
Seligman Communications and Information. 84.49%         44.74%          34.45%
Seligman Global Technology..............117.27%         51.84%          41.73%
Strong Int'l Stock...................... 85.82%         14.66%          13.34%
Strong Schafer Value.................... -3.59%            N/A          -0.72%
Transamerica VIF Global................. 36.78%         41.44%          20.59%
T. Rowe Price Int'l..................... 31.37%         15.31%           8.96%
Wanger Int'l Small Cap..................124.75%         36.40%          38.23%
Wanger US Small Cap..................... 24.14%         19.82%          25.60%
Warburg Pincus Int'l Equity............. 52.29%         15.60%          13.99%
Warburg Pincus Small Co Growth.......... 67.83%         22.92%          23.80%

WRL Alger Agg Growth.................... 67.78%         44.96%          29.33%
WRL Janus Global........................ 69.84%         37.22%          26.97%
WRL Janus Growth........................ 58.50%         44.54%          22.56%
WRL JP Morgan Real Est.................. -4.54%            N/A         -11.97%
WRL LKCM Strategic Tot Rtn.............. 11.24%         13.52%          12.96%


Note: Advertisements and other sales literature for the Portfolios may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Portfolios based on monthly reinvestment of dividends over a specific period of time.


                           HYPOTHETICAL ILLUSTRATIONS


                                                            DFA Small Value
                                                                                                $2,000 Purchase
                $50,000 Single Purchase Payment Made                                    Payment Made December 31, 1995
                        December 31, 1995                                            and Yearly December 31st  Thereafter
            -----------------------------------------                           --------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment   Non-Standardized                          year's purchase payment     Non-Standardized
            -----------------------   ----------------                          -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
12/31/1995   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1995    $  2,000     $  2,000        N/A       N/A
12/31/1996   $  50,000     $  60,630   21.26%   21.26%     21.26%   12/31/1996    $  4,000     $  4,425     21.26%    21.26%
12/31/1997   $  50,000     $  78,578   29.60%   25.36%     57.16%   12/31/1997    $  6,000     $  7,735     29.60%    26.57%
12/31/1998   $  50,000     $  72,910   -7.21%   13.40%     45.82%   12/31/1998    $  8,000     $  9,177     -7.21%     9.23%




                                                          DFA Large Value
                                                                                                $2,000 Purchase
                $50,000 Single Purchase Payment Made                                    Payment Made December 31, 1995
                        December 31, 1995                                            and Yearly December 31st  Thereafter
            -----------------------------------------                           --------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment   Non-Standardized                          year's purchase payment     Non-Standardized
            -----------------------   ----------------                          -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
12/31/1995   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1995    $  2,000     $  2,000        N/A       N/A
12/31/1996   $  50,000     $  58,858   17.72%   17.72%     17.72%   12/31/1996    $  4,000     $  4,354     17.72%    17.72%
12/31/1997   $  50,000     $  75,568   28.39%   22.94%     51.14%   12/31/1997    $  6,000     $  7,591     28.39%    24.51%
12/31/1998   $  50,000     $  83,153   10.04%   18.48%     66.31%   12/31/1998    $  8,000     $ 10,352     10.04%    17.48%

                                                      DFA International Value
                                                                                                $2,000 Purchase
                $50,000 Single Purchase Payment Made                                    Payment Made December 31, 1995
                        December 31, 1995                                            and Yearly December 31st  Thereafter
            -----------------------------------------                           --------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment   Non-Standardized                          year's purchase payment     Non-Standardized
            -----------------------   ----------------                          -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
12/31/1995   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1995    $  2,000     $  2,000        N/A       N/A
12/31/1996   $  50,000     $  53,206    6.41%    6.41%      6.41%   12/31/1996    $  4,000     $  4,128      6.41%     6.41%
12/31/1997   $  50,000     $  51,681   -2.86%    1.67%      3.36%   12/31/1997    $  6,000     $  6,010     -2.86%     0.17%
12/31/1998   $  50,000     $  57,372   11.01%    4.69%     14.74%   12/31/1998    $  8,000     $  8,672     11.01%     5.40%

                                                       DFA International Small
                                                                                                $2,000 Purchase
                $50,000 Single Purchase Payment Made                                    Payment Made December 31, 1995
                        December 31, 1995                                            and Yearly December 31st  Thereafter
            -----------------------------------------                           --------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment   Non-Standardized                          year's purchase payment     Non-Standardized
            -----------------------   ----------------                          -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
12/31/1995   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1995    $  2,000     $  2,000        N/A       N/A
12/31/1996   $  50,000     $  49,804   -0.39%   -0.39%     -0.39%   12/31/1996    $  4,000     $  3,992     -0.39%    -0.39%
12/31/1997   $  50,000     $  37,073  -25.56%  -13.89%    -25.85%   12/31/1997    $  6,000     $  4,972    -25.56%   -18.25%
12/31/1998   $  50,000     $  39,693    7.07%   -7.41%    -20.61%   12/31/1998    $  8,000     $  7,323      7.07%    -5.87%

                                                        DFA Short-Term Fixed
                                                                                                $2,000 Purchase
                $50,000 Single Purchase Payment Made                                    Payment Made December 31, 1995
                        December 31, 1995                                            and Yearly December 31st  Thereafter
            -----------------------------------------                           --------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment   Non-Standardized                          year's purchase payment     Non-Standardized
            -----------------------   ----------------                          -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
12/31/1995   $  50,000     $  50,000                                12/31/1995    $  2,000     $  2,000
12/31/1996   $  50,000     $  52,256    4.51%    4.51%      4.51%   12/31/1996    $  4,000     $  4,090      4.51%     4.51%
12/31/1997   $  50,000     $  54,871    5.00%    4.76%      9.74%   12/31/1997    $  6,000     $  6,295      5.00%     4.84%
12/31/1998   $  50,000     $  57,503    4.80%    4.77%     15.01%   12/31/1998    $  8,000     $  8,597      4.80%     4.82%

                                 DFA Global Bond

                                                                                                $2,000 Purchase
                $50,000 Single Purchase Payment Made                                    Payment Made December 31, 1995
                        December 31, 1995                                            and Yearly December 31st  Thereafter
            -----------------------------------------                           --------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment   Non-Standardized                          year's purchase payment     Non-Standardized
            -----------------------   ----------------                          -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
12/31/1995   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1995    $  2,000     $  2,000        N/A       N/A
12/31/1996   $  50,000     $  54,135    8.27%    8.27%      8.27%   12/31/1996    $  4,000     $  4,165      8.27%     8.27%
12/31/1997   $  50,000     $  57,974    7.09%    7.68%     15.95%   12/31/1997    $  6,000     $  6,461      7.09%     7.49%
12/31/1998   $  50,000     $  62,346    7.54%    7.63%     24.69%   12/31/1998    $  8,000     $  8,948      7.54%     7.52%


                             Dreyfus Small Cap Value

                                                                                                $2,000 Purchase
                $50,000 Single Purchase Payment Made                                    Payment Made December 31, 1993
                        December 31, 1993                                            and Yearly December 31st  Thereafter
            -----------------------------------------                           --------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment   Non-Standardized                          year's purchase payment     Non-Standardized
            -----------------------   ----------------                          -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
12/31/1993   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1993    $  2,000     $  2,000        N/A       N/A
12/31/1994   $  50,000     $  48,787   -2.43%   -2.43%     -2.43%   12/31/1994    $  4,000     $  3,951     -2.43%    -2.43%
12/31/1995   $  50,000     $  55,284   13.32%    5.15%     10.57%   12/31/1995    $  6,000     $  6,478     13.32%     7.76%
12/31/1996   $  50,000     $  69,010   24.83%   11.34%     38.02%   12/31/1996    $  8,000    $  10,086     24.83%    15.68%
12/31/1997   $  50,000     $  86,098   24.76%   14.55%     72.20%   12/31/1997   $  10,000    $  14,583     24.76%    18.97%
12/31/1998   $  50,000     $  83,679   -2.81%   10.85%     67.36%   12/31/1998   $  12,000    $  16,174     -2.81%    11.86%


                             Endeavor Enhanced Index

                                                                                                $2,000 Purchase
                $50,000 Single Purchase Payment Made                                    Payment Made December 31, 1997
                        December 31, 1997                                            and Yearly December 31st  Thereafter
            -----------------------------------------                           --------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment   Non-Standardized                          year's purchase payment     Non-Standardized
            -----------------------   ----------------                          -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
12/31/1997   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1997    $  2,000     $  2,000        N/A       N/A
12/31/1998   $  50,000     $  65,269   30.54%   30.54%     30.54%   12/31/1998    $  4,000     $  4,611     30.54%    30.54%

                           T. Rowe Price International

                                                                                                $2,000 Purchase
                $50,000 Single Purchase Payment Made                                    Payment Made December 31, 1991
                        December 31, 1991                                            and Yearly December 31st  Thereafter
            -----------------------------------------                           --------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment   Non-Standardized                          year's purchase payment     Non-Standardized
            -----------------------   ----------------                          -----------------------    ----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
12/31/1991   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1991    $  2,000     $  2,000        N/A       N/A
12/31/1992   $  50,000     $  47,882   -4.24%   -4.24%     -4.24%   12/31/1992    $  4,000     $  3,915     -4.24%    -4.24%
12/31/1993   $  50,000     $  56,367   17.72%    6.18%     12.73%   12/31/1993    $  6,000     $  6,609     17.72%     9.83%
12/31/1994   $  50,000     $  52,825   -6.29%    1.85%      5.65%   12/31/1994    $  8,000     $  8,194     -6.29%     1.60%
12/31/1995   $  50,000     $  57,925    9.66%    3.75%     15.85%   12/31/1995   $  10,000    $  10,985      9.66%     4.70%
12/31/1996   $  50,000     $  66,320   14.49%    5.81%     32.64%   12/31/1996   $  12,000    $  14,577     14.49%     7.74%
12/31/1997   $  50,000     $  67,614    1.95%    5.16%     35.23%   12/31/1997   $  14,000    $  16,861      1.95%     6.14%
12/31/1998   $  50,000     $  77,550   14.69%    6.47%     55.10%   12/31/1998   $  16,000    $  21,339     14.69%     8.09%


                      Federated American Leaders Portfolio

                                                                                                $2,000 Purchase
                $50,000 Single Purchase Payment Made                                    Payment Made December 31, 1994
                        December 31, 1994                                            and Yearly December 31st  Thereafter
            -----------------------------------------                           --------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment   Non-Standardized                          year's purchase payment     Non-Standardized
            -----------------------   ----------------                          -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
12/31/1994   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1994    $  2,000     $  2,000        N/A       N/A
12/31/1995   $  50,000     $  67,009   34.02%   34.02%     34.02%   12/31/1995    $  4,000     $  4,680     34.02%    34.02%
12/31/1996   $  50,000     $  80,936   20.78%   27.23%     61.87%   12/31/1996    $  6,000     $  7,653     20.78%    25.40%
12/31/1997   $  50,000    $  106,414   31.48%   28.63%    112.83%   12/31/1997    $  8,000    $  12,062     31.48%    28.18%
12/31/1998   $  50,000    $  124,356   16.86%   25.58%    148.71%   12/31/1998   $  10,000    $  16,096     16.86%    24.00%




                      Federated High Income Bond Portfolio

                                                                                                $2,000 Purchase
                $50,000 Single Purchase Payment Made                                    Payment Made December 31, 1994
                        December 31, 1994                                            and Yearly December 31st  Thereafter
            -----------------------------------------                           --------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment   Non-Standardized                          year's purchase payment     Non-Standardized
            -----------------------   ----------------                          -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
12/31/1994   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1994    $  2,000     $  2,000        N/A       N/A
12/31/1995   $  50,000     $  58,975   17.95%   17.95%     17.95%   12/31/1995    $  4,000     $  4,359     17.95%    17.95%
12/31/1996   $  50,000     $  66,977   13.57%   15.74%     33.95%   12/31/1996    $  6,000     $  6,950     13.57%    15.08%
12/31/1997   $  50,000     $  75,747   13.09%   14.85%     51.49%   12/31/1997    $  8,000     $  9,861     13.09%    14.13%
12/31/1998   $  50,000     $  77,288    2.03%   11.50%     54.58%   12/31/1998   $  10,000    $  12,061      2.03%     9.38%

                         Federated Prime Money Portfolio

                                                                                                $2,000 Purchase
                $50,000 Single Purchase Payment Made                                    Payment Made December 31, 1994
                        December 31, 1994                                            and Yearly December 31st  Thereafter
            -----------------------------------------                           --------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment   Non-Standardized                          year's purchase payment     Non-Standardized
            -----------------------   ----------------                          -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
12/31/1994   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1994    $  2,000     $  2,000        N/A       N/A
12/31/1995   $  50,000     $  52,232    4.46%    4.46%      4.46%   12/31/1995    $  4,000     $  4,089      4.46%     4.46%
12/31/1996   $  50,000     $  54,361    4.08%    4.27%      8.72%   12/31/1996    $  6,000     $  6,256      4.08%     4.21%
12/31/1997   $  50,000     $  56,679    4.26%    4.27%     13.36%   12/31/1997    $  8,000     $  8,523      4.26%     4.24%
12/31/1998   $  50,000     $  59,022    4.13%    4.23%     18.04%   12/31/1998   $  10,000    $  10,875      4.13%     4.20%


                      Federated U.S. Government Securities

                                                                                                $2,000 Purchase
                $50,000 Single Purchase Payment Made                                    Payment Made December 31, 1994
                        December 31, 1994                                            and Yearly December 31st  Thereafter
            -----------------------------------------                           --------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment   Non-Standardized                          year's purchase payment     Non-Standardized
            -----------------------   ----------------                          -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
12/31/1994   $  50,000     $  50,000      N/A   N/A           N/A   12/31/1994    $  2,000     $  2,000        N/A       N/A
12/31/1995   $  50,000     $  53,766    7.53%    7.53%      7.53%   12/31/1995    $  4,000     $  4,151      7.53%     7.53%
12/31/1996   $  50,000     $  55,660    3.52%    5.51%     11.32%   12/31/1996    $  6,000     $  6,297      3.52%     4.87%
12/31/1997   $  50,000     $  60,044    7.88%    6.29%     20.09%   12/31/1997    $  8,000     $  8,793      7.88%     6.33%
12/31/1998   $  50,000     $  64,224    6.96%    6.46%     28.45%   12/31/1998   $  10,000    $  11,405      6.96%     6.58%


                           Federated Utility Portfolio

                                                                                                $2,000 Purchase
                $50,000 Single Purchase Payment Made                                    Payment Made December 31, 1994
                        December 31, 1994                                            and Yearly December 31st  Thereafter
            -----------------------------------------                           --------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment   Non-Standardized                          year's purchase payment     Non-Standardized
            -----------------------   ----------------                          -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
12/31/1994   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1994    $  2,000     $  2,000        N/A       N/A
12/31/1995   $  50,000     $  61,942   23.88%   23.88%     23.88%   12/31/1995    $  4,000     $  4,478     23.88%    23.88%
12/31/1996   $  50,000     $  68,654   10.84%   17.18%     37.31%   12/31/1996    $  6,000     $  6,963     10.84%    15.27%
12/31/1997   $  50,000     $  86,377   25.81%   19.99%     72.75%   12/31/1997    $  8,000    $  10,760     25.81%    20.16%
12/31/1998   $  50,000     $  97,789   13.21%   18.26%     95.58%   12/31/1998   $  10,000    $  14,182     13.21%    17.55%

                                Montgomery Growth

                                                                                                $2,000 Purchase
                $50,000 Single Purchase Payment Made                                    Payment Made December 31, 1996
                        December 31, 1996                                            and Yearly December 31st  Thereafter
            -----------------------------------------                           --------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment   Non-Standardized                          year's purchase payment     Non-Standardized
            -----------------------   ----------------                          -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
12/31/1996   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1996    $  2,000     $  2,000        N/A       N/A
12/31/1997   $  50,000     $  63,869   27.74%   27.74%     27.74%   12/31/1997    $  4,000     $  4,555     27.74%    27.74%
12/31/1998   $  50,000     $  65,314    2.26%   14.29%     30.63%   12/31/1998    $  6,000     $  6,658      2.26%    10.59%


                           Montgomery Emerging Markets

                                                                                                $2,000 Purchase
                $50,000 Single Purchase Payment Made                                    Payment Made December 31, 1996
                        December 31, 1996                                            and Yearly December 31st  Thereafter
            -----------------------------------------                           --------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment   Non-Standardized                          year's purchase payment     Non-Standardized
            -----------------------   ----------------                          -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
12/31/1996   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1996    $  2,000     $  2,000        N/A       N/A
12/31/1997   $  50,000     $  49,388   -1.22%   -1.22%     -1.22%   12/31/1997    $  4,000     $  3,976     -1.22%    -1.22%
12/31/1998   $  50,000     $  30,653  -37.93%  -21.70%    -38.69%   12/31/1998    $  6,000     $  4,467    -37.93%   -28.19%


                           Strong International Stock

                                                                                                $2,000 Purchase
                $50,000 Single Purchase Payment Made                                    Payment Made December 31, 1995
                        December 31, 1995                                            and Yearly December 31st  Thereafter
            -----------------------------------------                           --------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment   Non-Standardized                          year's purchase payment     Non-Standardized
            -----------------------   ----------------                          -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
12/31/1995   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1995    $  2,000     $  2,000        N/A       N/A
12/31/1996   $  50,000     $  54,835    9.67%    9.67%      9.67%   12/31/1996    $  4,000     $  4,193      9.67%     9.67%
12/31/1997   $  50,000     $  47,115  -14.08%   -2.93%     -5.77%   12/31/1997    $  6,000     $  5,603    -14.08%    -6.77%
12/31/1998   $  50,000     $  44,574   -5.39%   -3.76%    -10.85%   12/31/1998    $  8,000     $  7,301     -5.39%    -6.07%

                              Strong Schafer Value

                                                                                                $2,000 Purchase
                $50,000 Single Purchase Payment Made                                    Payment Made December 31, 1997
                        December 31, 1997                                            and Yearly December 31st Thereafter
            -----------------------------------------                           --------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment   Non-Standardized                          year's purchase payment     Non-Standardized
            -----------------------   ----------------                          -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
12/31/1997   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1997    $  2,000     $  2,000        N/A       N/A
12/31/1998   $  50,000     $  50,751    1.50%    1.50%      1.50%   12/31/1998    $  4,000     $  4,030      1.50%     1.50%


                          Wanger U.S. Small Cap Advisor

                                                                                                $2,000 Purchase
                $50,000 Single Purchase Payment Made                                    Payment Made December 31, 1995
                        December 31, 1995                                            and Yearly December 31st Thereafter
            -----------------------------------------                           --------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment   Non-Standardized                          year's purchase payment     Non-Standardized
            -----------------------   ----------------                          -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
12/31/1995   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1995    $  2,000     $  2,000        N/A       N/A
12/31/1996   $  50,000     $  72,815   45.63%   45.63%     45.63%   12/31/1996    $  4,000     $  4,913     45.63%    45.63%
12/31/1997   $  50,000     $  93,621   28.57%   36.84%     87.24%   12/31/1997    $  6,000     $  8,316     28.57%    34.61%
12/31/1998   $  50,000     $ 101,093    7.98%   26.45%    102.19%   12/31/1998    $  8,000     $ 10,980      7.98%    21.57%


                     Wanger International Small Cap Advisor

                                                                                                $2,000 Purchase
                $50,000 Single Purchase Payment Made                                    Payment Made December 31, 1995
                        December 31, 1995                                            and Yearly December 31st  Thereafter
            -----------------------------------------                           --------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment   Non-Standardized                          year's purchase payment     Non-Standardized
            -----------------------   ----------------                          -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
12/31/1995   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1995    $  2,000     $  2,000        N/A       N/A
12/31/1996   $  50,000     $  65,573   31.15%   31.15%     31.15%   12/31/1996    $  4,000     $  4,623     31.15%    31.15%
12/31/1997   $  50,000     $  64,197   -2.10%   13.31%     28.39%   12/31/1997    $  6,000     $  6,526     -2.10%     8.52%
12/31/1998   $  50,000     $  74,195   15.58%   14.06%     48.39%   12/31/1998    $  8,000     $  9,542     15.58%    11.88%

                       Warburg Pincus International Equity

                                                                                                $2,000 Purchase
                $50,000 Single Purchase Payment Made                                    Payment Made December 31, 1995
                        December 31, 1995                                            and Yearly December 31st  Thereafter
            -----------------------------------------                           --------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment   Non-Standardized                          year's purchase payment     Non-Standardized
            -----------------------   ----------------                          -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
12/31/1995   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1995    $  2,000     $  2,000        N/A       N/A
12/31/1996   $  50,000     $  54,661    9.32%    9.32%      9.32%   12/31/1996    $  4,000     $  4,186      9.32%     9.32%
12/31/1997   $  50,000     $  53,081   -2.89%    3.04%      6.16%   12/31/1997    $  6,000     $  6,065     -2.89%     1.09%
12/31/1998   $  50,000     $  55,558    4.67%    3.58%     11.12%   12/31/1998    $  8,000     $  8,348      4.67%     2.85%


                       Warburg Pincus Small Company Growth

                                                                                                $2,000 Purchase
                $50,000 Single Purchase Payment Made                                    Payment Made December 31, 1995
                        December 31, 1995                                            and Yearly December 31st  Thereafter
            -----------------------------------------                           --------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment   Non-Standardized                          year's purchase payment     Non-Standardized
            -----------------------   ----------------                          -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
12/31/1995   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1995    $  2,000     $  2,000        N/A       N/A
12/31/1996   $  50,000     $  56,588   13.18%   13.18%     13.18%   12/31/1996    $  4,000     $  4,264     13.18%    13.18%
12/31/1997   $  50,000     $  65,015   14.89%   14.03%     30.03%   12/31/1997    $  6,000     $  6,898     14.89%    14.29%
12/31/1998   $  50,000     $  62,752   -3.48%    7.87%     25.50%   12/31/1998    $  8,000     $  8,658     -3.48%     5.30%


                           WRL Alger Aggressive Growth

                                                                                                $2,000 Purchase
                $50,000 Single Purchase Payment Made                                    Payment Made December 31, 1994
                        December 31, 1994                                            and Yearly December 31st  Thereafter
            -----------------------------------------                           --------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment   Non-Standardized                          year's purchase payment     Non-Standardized
            -----------------------   ----------------                          -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
12/31/1994   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1994    $  2,000     $  2,000        N/A       N/A
12/31/1995   $  50,000     $  68,574   37.15%   37.15%     37.15%   12/31/1995    $  4,000     $  4,743     37.15%    37.15%
12/31/1996   $  50,000     $  75,249    9.73%   22.68%     50.50%   12/31/1996    $  6,000     $  7,205      9.73%    18.89%
12/31/1997   $  50,000     $  92,647   23.12%   22.83%     85.29%   12/31/1997    $  8,000    $  10,870     23.12%    20.87%
12/31/1998   $  50,000    $  136,885   47.75%   28.63%    173.77%   12/31/1998   $  10,000    $  18,061     47.75%    29.93%

                     WRL J.P. Morgan Real Estate Securities

                                                                                                $2,000 Purchase
                $50,000 Single Purchase Payment Made                                    Payment Made December 31, 1998
                        December 31, 1998                                            and Yearly December 31st Thereafter
            -----------------------------------------                           --------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment   Non-Standardized                          year's purchase payment     Non-Standardized
            -----------------------   ----------------                          -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
12/31/1998   $  50,000     $  50,000      N/A      N/A       N/A     12/31/1998   $  2,000     $  2,000      N/A       N/A


                                WRL Janus Global

                                                                                                $2,000 Purchase
                $50,000 Single Purchase Payment Made                                    Payment Made December 31, 1992
                        December 31, 1992                                            and Yearly December 31st Thereafter
            -----------------------------------------                           --------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment   Non-Standardized                          year's purchase payment     Non-Standardized
            -----------------------   ----------------                          -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
12/31/1992   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1992    $  2,000     $  2,000        N/A       N/A
12/31/1993   $  50,000     $  67,100   34.20%   34.20%     34.20%   12/31/1993    $  4,000     $  4,684     34.20%    34.20%
12/31/1994   $  50,000     $  66,835   -0.40%   15.62%     33.67%   12/31/1994    $  6,000     $  6,665     -0.40%    10.71%
12/31/1995   $  50,000     $  81,724   22.28%   17.79%     63.45%   12/31/1995    $  8,000     $ 10,150     22.28%    16.12%
12/31/1996   $  50,000     $ 103,726   26.92%   20.01%    107.45%   12/31/1996    $ 10,000     $ 14,883     26.92%    20.00%
12/31/1997   $  50,000     $ 122,389   17.99%   19.61%    144.78%   12/31/1997    $ 12,000     $ 19,561     17.99%    19.40%
12/31/1998   $  50,000     $ 158,110   29.19%   21.15%    216.22%   12/31/1998    $ 14,000     $ 27,270     29.19%    21.75%

                                WRL Janus Growth

                                                                                                $2,000 Purchase
                $50,000 Single Purchase Payment Made                                    Payment Made December 31, 1986
                        December 31, 1986                                            and Yearly December 31st  Thereafter
            -----------------------------------------                           --------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment   Non-Standardized                          year's purchase payment     Non-Standardized
            -----------------------   ----------------                          -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
12/31/1986   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1986    $  2,000     $  2,000        N/A       N/A
12/31/1987   $  50,000     $  55,090   10.18%   10.18%     10.18%   12/31/1987    $  4,000     $  4,204     10.18%    10.18%
12/31/1988   $  50,000     $  64,931   17.86%   13.96%     29.86%   12/31/1988    $  6,000     $  6,954     17.86%    15.14%
12/31/1989   $  50,000     $  94,873   46.11%   23.80%     89.75%   12/31/1989    $  8,000    $  12,161     46.11%    28.77%
12/31/1990   $  50,000     $  94,050   -0.87%   17.11%     88.10%   12/31/1990   $  10,000    $  14,056     -0.87%    17.10%
12/31/1991   $  50,000    $  149,350   58.80%   24.46%    198.70%   12/31/1991   $  12,000    $  24,321     58.80%    28.08%
12/31/1992   $  50,000    $  151,857    1.68%   20.34%    203.71%   12/31/1992   $  14,000    $  26,729      1.68%    21.10%
12/31/1993   $  50,000    $  156,890    3.31%   17.75%    213.78%   12/31/1993   $  16,000    $  29,615      3.31%    17.06%
12/31/1994   $  50,000    $  142,916   -8.91%   14.03%    185.83%   12/31/1994   $  18,000    $  28,977     -8.91%    11.54%
12/31/1995   $  50,000    $  208,939   46.20%   17.22%    317.88%   12/31/1995   $  20,000    $  44,364     46.20%    16.81%
12/31/1996   $  50,000    $  244,887   17.21%   17.22%    389.77%   12/31/1996   $  22,000    $  53,996     17.21%    16.87%
12/31/1997   $  50,000    $  286,009   16.79%   17.18%    472.02%   12/31/1997   $  24,000    $  65,063     16.79%    16.86%
12/31/1998   $  50,000    $  467,470   63.45%   20.48%    834.94%   12/31/1998   $  26,000    $ 108,344     63.45%    21.59%


                         WRL LKCM Strategic Total Return

                                                                                                $2,000 Purchase
                $50,000 Single Purchase Payment Made                                    Payment Made December 31, 1993
                        December 31, 1993                                            and Yearly December 31st  Thereafter
            -----------------------------------------                           --------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment   Non-Standardized                          year's purchase payment     Non-Standardized
            -----------------------   ----------------                          -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
12/31/1993   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1993    $  2,000     $  2,000        N/A       N/A
12/31/1994   $  50,000     $  49,411   -1.18%   -1.18%     -1.18%   12/31/1994    $  4,000     $  3,976     -1.18%    -1.18%
12/31/1995   $  50,000     $  61,203   23.86%   10.64%     22.41%   12/31/1995    $  6,000     $  6,925     23.86%    14.70%
12/31/1996   $  50,000     $  69,930   14.26%   11.83%     39.86%   12/31/1996    $  8,000     $  9,913     14.26%    14.49%
12/31/1997   $  50,000     $  84,668   21.08%   14.07%     69.34%   12/31/1997   $  10,000    $  14,002     21.08%    16.90%
12/31/1998   $  50,000     $  92,231    8.93%   13.03%     84.46%   12/31/1998   $  12,000    $  17,253      8.93%    14.42%


Individualized Computer Generated Illustrations

Peoples Benefit may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Policies with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or

Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

                             PERFORMANCE COMPARISONS

Performance information for any subaccount reflects only the performance of a hypothetical Policy under which Accumulation Value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Peoples Benefit Life Insurance Company, Inc. as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each subaccount's performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

     .    quality of underlying investments;

     .    average maturity of underlying investments;

     .    type of instruments in which the Portfolio is invested;

     .    changes in interest rates and market value of underlying investments;

     .    changes in Portfolio expenses; and

     .    the relative amount of the Portfolio's cash flow.

From time to time, we may advertise the performance of the subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

     . Dow Jones Industrial Average ("DJIA"), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

     . Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor's figures.

     . Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios' Lipper rankings in various fund categories in advertising and sales literature.

     . Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

     . Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

     . Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

     . Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

     . Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

     . Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

     . Standard & Poor's Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

     . Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

     .    The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds' Prospectuses to obtain a more complete view of each Portfolio's performance before investing. Of course, when comparing each Portfolio's performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

                          SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Peoples Benefit. The assets are kept physically segregated and held separate and apart from Peoples Benefit's general account assets. The general account contains all of the assets of Peoples Benefit. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the subaccounts and the general account.

               CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of Peoples Benefit or other insurance companies. Although Peoples Benefit believes it is unlikely, a material conflict could arise between the interests of the Separate Account and one or more of the other participating separate accounts. In the event a material conflict does exist, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Fund if required by law, to resolve the matter. See the Fund's prospectus for more information.

                                 PEOPLES BENEFIT

The Company is a direct subsidiary of Monumental Life Insurance Company, Capital Liberty, L.P., and Commonwealth General Corporation, which, respectively, have 76.3%, 20%, and 3.7% interests in the Company. Monumental Life Insurance Company is a direct subsidiary of Capital General Development Corporation and First AUSA Life Insurance Company, which, respectively, have 73.23% and 26.77% interests in Monumental Life Insurance Company. Monumental Life Insurance Company and Commonwealth General Corporation have, respectively, 99% and 1% interests in Capital Liberty, L.P. Commonwealth General Corporation is a wholly owned subsidiary of Transamerica Holding Company. Capital General Development Corporation is a wholly owned subsidiary of Commonwealth General Corporation. First AUSA Life Insurance Company is a wholly owned subsidiary of Transamerica Holding Company.

The Company is a wholly owned indirect subsidiary of AEGON USA, Inc., which in turn is wholly owned by AEGON U.S. Holding Corporation, a wholly owned subsidiary of AEGON International N.V. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has a 53.16% interest in AEGON N.V.

The Company was formerly known as National Home Life Assurance Company, until July 1, 1995, when it changed its name to Providian Life and Health Insurance Company. On October 1, 1998, it changed its name to Peoples Benefit Life Insurance Company.


                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE POLICY

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

DISTRIBUTION REQUIREMENTS

The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion most be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner's date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the "designated beneficiary" as defined in section 72(s) of the Code. However, if upon such owner's death prior to the annuity commencement date, such owner's surviving spouse becomes the sole new owner, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policy satisfy all such Code requirements. The provisions contained in the policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under
Section 817(h) (Treas. Reg. ss.1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury regulations. Peoples Benefit has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

OWNER CONTROL

In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable annuity contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

More recently, the Treasury Department announced in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, you have the choice of one or more subaccounts in which to allocate purchase payments and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owner of the assets of the separate account. In addition, Peoples Benefit does not know what standards will be set forth, if any, in the regulation or rulings that the Treasury Department has stated it expects to issue. Peoples Benefit therefore reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the separate account.

WITHHOLDING

The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested to be made. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified policies, "eligible rollover distributions" from
Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

QUALIFIED POLICIES

The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

Peoples Benefit makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of a policy for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

INDIVIDUAL RETIREMENT ANNUITIES

In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total Purchase Payments for any calendar year may not exceed $2,000, except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; and certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity contract that provides a death benefit that equals the greater of the purchase payments paid or the cash value for the contract. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)

The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS

Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policies include a death benefit that in some cases may exceed the greater of the purchase payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policies include a death benefit that in some cases may exceed the greater of the purchase payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser.

DEFERRED COMPENSATION PLANS

Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, political sub-divisions, agencies, instrumentality and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

NON-NATURAL PERSONS

Pursuant to Section 72(u) of the Code, an annuity contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the Purchase Payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at the year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent's death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single Purchase Payment; instead, such policies are taxed as described above under the heading "Taxation of Annuities."

                           TAXATION OF PEOPLES BENEFIT

Peoples Benefit is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Separate Account is not a separate entity from Peoples Benefit and its operations form a part of Peoples Benefit, the Separate Account will not be taxed separately as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to Peoples Benefit. Peoples Benefit reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

Under present laws, Peoples Benefit will incur state or local taxes in several states. At the present, Peoples Benefit does not charge the Contract Owner for these taxes. If there is a change in state or local tax laws, Peoples Benefit may make charges for such taxes. Peoples Benefit does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contracts. Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

Peoples Benefit will periodically review the question of a charge to the Separate Account for corporate federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes Peoples Benefit incurs. This might become necessary if Peoples Benefit ultimately determines that its tax treatment is not what it currently believes it to be, if there are changes in the federal income tax treatment of annuities at the corporate level, or if there is a change in Peoples Benefit's tax status. If Peoples Benefit should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Policies, the Accumulated Value of the Policy would be correspondingly adjusted by any provision or charge for such taxes.

                       STATE REGULATION OF PEOPLES BENEFIT

Peoples Benefit is a stock life insurance company organized under the laws of Iowa, and is subject to regulation by the Iowa State Department of Insurance. An annual statement is filed with the Iowa Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of Peoples Benefit as of December 31st of the preceding calendar year. Periodically, the Iowa Commissioner of Insurance examines the financial condition of Peoples Benefit, including the liabilities and reserves of the Separate Account.

                               RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Peoples Benefit. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, Peoples Benefit will mail to all Policy Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                          DISTRIBUTION OF THE POLICIES

AFSG Securities Corporation ("AFSG"), formerly Providian Securities Corporation, the principal underwriter of the Policy, is ultimately a wholly-owned subsidiary of AEGON N.V. AFSG is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions and expense allowance payments not to exceed, in the aggregate, 6.75% of Purchase Payments may be paid to entities which sell the Policy. Additional payments may be made for other services not directly related to the sale of the Policy.

The Policy is offered to the public through brokers licensed under the federal securities laws and state insurance laws that have entered into agreements with AFSG. The offering of the Policy is continuous and AFSG does not anticipate discontinuing the offering of the Policy. However, AFSG does reserve the right to discontinue the offering of the Policy.

                                LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Peoples Benefit is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                                OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policy and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor's Edge Contract Owners as of December 31, 1999, and for each of the two years in the period then ended, including the Report of Independent Auditors thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements of Peoples Benefit as of December 31, 1999, and 1998, and for each of the three years in the period ended December 31, 1999, including the Reports of Independent Auditors thereon, are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor's Edge Contract Owners and should be considered only as bearing on the ability of Peoples Benefit to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                             Financial Statements - Statutory Basis

                             Peoples Benefit Life Insurance Company

                          Years ended December 31, 1999, 1998 and 1997
                               with Report of Independent Auditors

                     Peoples Benefit Life Insurance Company

                     Financial Statements - Statutory Basis


                  Years ended December 31, 1999, 1998 and 1997


                                    Contents

Report of Independent Auditors............................................1

Audited Financial Statements

Balance Sheets - Statutory Basis..........................................3
Statements of Operations - Statutory Basis................................5
Statements of Changes in Capital and Surplus - Statutory Basis............6
Statements of Cash Flow - Statutory Basis.................................7
Notes to Financial Statements - Statutory Basis...........................8

                         Report of Independent Auditors


The Board of Directors
Peoples Benefit Life Insurance Company


We have audited the accompanying statutory-basis balance sheets of Peoples Benefit Life Insurance Company, an indirect wholly-owned subsidiary of AEGON N.V., as of December 31, 1999 and 1998, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Peoples Benefit Life Insurance Company at December 31, 1999 and 1998, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 1999.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Peoples Benefit Life Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 1999, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa.


                                              /s/ Ernst & Young LLP
Des Moines, Iowa
February 18, 2000

                     Peoples Benefit Life Insurance Company

                        Balance Sheets - Statutory Basis
                (Dollars in thousands, except per share amounts)

                                                                                     December 31
                                                                               1999              1998
                                                                           -------------------------------
Admitted assets
Cash and invested assets:
   Cash and short-term investments                                         $     174,117    $     193,367
   Bonds                                                                       3,219,493        4,299,430
   Stocks:
     Preferred                                                                   160,990           91,609
     Common (cost: 1999 - $180,645; 1998 - $37,955)                              201,185           38,092
     Common stocks sold, but not yet purchased [cost:
       1999 - $(137,497); 1998 - $(80,447)]                                     (147,374)         (83,727)
     Affiliated entity (cost: 1999 - $202,606; 1998 - $202,606)
                                                                                 515,075          457,011
   Mortgage loans on real estate                                               1,933,540        2,041,729
   Real estate                                                                     7,605            3,980
   Policy loans                                                                  159,161          154,703
   Other invested assets                                                         316,696          268,783
                                                                           -------------------------------
Total cash and invested assets                                                 6,540,488        7,464,977

Premiums deferred and uncollected                                                 45,553           44,117
Accrued investment income                                                         64,418           79,705
Receivable from affiliates                                                        42,290           72,156
Federal income taxes recoverable                                                   2,709           12,157
Other assets                                                                      20,577           54,432
Separate account assets                                                        6,505,330        4,915,961

                                                                        -----------------------------------
Total admitted assets                                                        $13,221,365      $12,643,505
                                                                        ===================================


                                                                                      December 31
                                                                                1999              1998
                                                                            -----------------------------
Liabilities and capital and surplus
Liabilities:
   Aggregate reserves for policies and contracts:
     Life                                                                   $  1,099,807     $  1,120,051
     Annuity                                                                   2,840,176        3,126,053
     Accident and health                                                          79,058           81,793
   Policy and contract claim reserves:
     Life                                                                         27,588           30,445
     Accident and health                                                          33,522           29,556
   Policyholder contract deposits                                              1,224,174        1,740,041
   Other policyholders' funds                                                    514,060          524,254
   Remittances and items not allocated                                             6,814           11,644
   Asset valuation reserve                                                       163,728          134,828
   Interest maintenance reserve                                                   10,502           16,131
   Short-term notes payable to affiliates                                        104,500          102,293
   Payable for securities                                                              -          116,191
   Other liabilities                                                              84,459           68,767
   Transfers to separate accounts due or accrued                                  (3,781)           3,215
   Payable to affiliates                                                               -           79,952
   Separate account liabilities                                                6,505,330        4,884,819
                                                                            -----------------------------
Total liabilities                                                             12,689,937       12,070,033

Commitments and contingencies (Note 9)

Capital and surplus:
   Common stock, $11 par value, 1,145,000 shares authorized, issued
     and outstanding                                                              12,595           12,595
   Preferred stock, $11 par value, $240 liquidation value, 2,290,000
     shares authorized, issued and outstanding                                    25,190           25,190
   Paid-in surplus                                                                 2,583            2,583
   Unassigned surplus                                                            491,060          533,104
                                                                            -----------------------------
Total capital and surplus                                                        531,428          573,472
                                                                            -----------------------------
Total liabilities and capital and surplus                                    $13,221,365      $12,643,505
                                                                            =============================

See accompanying notes.

                     Peoples Benefit Life Insurance Company

                   Statements of Operations - Statutory Basis
                             (Dollars in thousands)


                                                                           Year ended December 31
                                                                  1999              1998             1997
                                                               ----------------------------------------------
Revenues:
   Premiums and other considerations, net of reinsurance:
     Life                                                      $   171,343      $   165,442       $   169,292
     Annuity                                                     1,358,289        1,584,173         1,232,283
     Accident and health                                           132,842          133,490           144,713
   Net investment income                                           451,064          512,102           559,656
   Amortization of interest maintenance reserve                      8,274            7,046             6,333
   Commissions and expense allowances on reinsurance
      ceded                                                          5,474            4,542             2,323
   Separate account fee income                                      23,824           19,494                 -
   Other                                                             3,659           (9,666)            7,770
                                                               ----------------------------------------------
                                                                 2,154,769        2,416,623         2,122,370
Benefits and expenses:
   Benefits paid or provided for:
     Life benefits                                                 189,648          207,521           112,403
     Surrender benefits                                          1,453,339        1,338,387         1,120,236
     Accident and health benefits                                   75,768           75,372            79,576
     Other benefits                                                 95,045           89,301           162,215
     Increase (decrease) in aggregate reserves for policies
       and contracts:
       Life                                                        (14,358)         (27,717)          (16,974)
       Annuity                                                    (285,876)        (210,997)         (141,304)
       Accident and health                                          (2,734)          (2,347)           (4,169)
       Other                                                      (524,156)          32,453           (96,839)
                                                               ----------------------------------------------
                                                                   986,676        1,501,973         1,215,144
   Insurance expenses:
     Commissions                                                    34,986           46,200            54,554
     General insurance expenses                                     97,381           75,102           106,666
     Taxes, licenses and fees                                        8,705            8,037            10,036
     Net transfers to separate accounts                            889,687          652,622           599,633
     Other expenses                                                 15,249              199               559
                                                               ----------------------------------------------
                                                                 1,046,008          782,160           771,448
                                                               ----------------------------------------------
                                                                 2,032,684        2,284,133         1,986,592
                                                               ----------------------------------------------
Gain from operations before federal income tax expense and
   net realized capital gains on investments                       122,085          132,490           135,778
Federal income tax expense                                          37,277           32,960            54,615
                                                               ----------------------------------------------
Gain from operations before net realized capital gains on
   investments                                                      84,808           99,530            81,163

Net realized capital gains on investments (net of related
   federal income taxes and amounts transferred to interest
   maintenance reserve)                                              4,230           27,621            24,702
                                                               ----------------------------------------------
Net income                                                     $    89,038      $   127,151       $   105,865
                                                               ==============================================

See accompanying notes.

                     Peoples Benefit Life Insurance Company

         Statements of Changes in Capital and Surplus - Statutory Basis
                             (Dollars in thousands)


                                                                                                                  Total
                                                  Common         Preferred        Paid-in        Unassigned     Capital and
                                                   Stock           Stock          Surplus         Surplus         Surplus
                                              -----------------------------------------------------------------------------
Balance at January 1, 1997                       $12,595         $25,190           $2,583        $564,943        $605,311
   Net income                                          -               -                -         105,865         105,865
   Change in net unrealized capital
     gains/losses                                      -               -                -          45,907          45,907
   Change in non-admitted assets                       -               -                -             341             341
   Change in asset valuation reserve                   -               -                -         (12,296)        (12,296)
   Change in surplus in separate accounts              -               -                -             424             424
   Dividends to stockholders                           -               -                -        (120,000)       (120,000)
   Prior year federal income tax adjustment
                                                       -               -                -           4,719           4,719
                                              -----------------------------------------------------------------------------
Balance at December 31, 1997                      12,595          25,190            2,583         589,903         630,271
   Net income                                          -               -                -         127,151         127,151
   Change in net unrealized capital
     gains/losses                                      -               -                -         (15,584)        (15,584)
   Change in non-admitted assets                       -               -                -           9,324           9,324
   Change in liability for reinsurance in
     unauthorized companies                            -               -                -             (27)            (27)
   Change in asset valuation reserve                   -               -                -         (25,363)        (25,363)
   Change in surplus in separate accounts              -               -                -           3,581           3,581
   Dividends to stockholders                           -               -                -        (160,000)       (160,000)
   Tax benefits on stock options exercised             -               -                -           4,119           4,119
                                              -----------------------------------------------------------------------------
Balance at December 31, 1998                      12,595          25,190            2,583         533,104         573,472
   Net income                                          -               -                -          89,038          89,038
   Change in net unrealized capital
     gains/losses                                      -               -                -          44,119          44,119
   Change in non-admitted assets                       -               -                -           8,328           8,328
   Change in liability for reinsurance in
     unauthorized companies                            -               -                -              19              19
   Change in asset valuation reserve                   -               -                -         (28,900)        (28,900)
   Change in surplus in separate accounts              -               -                -          (3,854)         (3,854)
   Dividends to stockholders                           -               -                -        (160,000)       (160,000)
   Tax benefits on stock options exercised             -               -                -           5,629           5,629
   Other                                               -               -                -           3,577           3,577
                                              -----------------------------------------------------------------------------
Balance at December 31, 1999                     $12,595         $25,190           $2,583        $491,060        $531,428
                                              =============================================================================

See accompanying notes.

                     Peoples Benefit Life Insurance Company

                    Statements of Cash Flow - Statutory Basis
                             (Dollars in thousands)



                                                                           Year ended December 31
                                                                  1999             1998              1997
                                                               ----------------------------------------------
Operating activities
Premiums and other considerations, net of reinsurance          $1,700,093       $1,884,760        $1,557,727
Net investment income                                             469,515          529,718           544,108
Life claims                                                      (192,568)        (198,317)         (108,112)
Surrender benefits and other fund withdrawals                  (1,453,339)      (1,338,387)       (1,120,708)
Disability benefits under accident and health policies            (71,800)         (73,604)          (77,681)
Other benefits to policyholders                                   (94,512)         (89,304)         (161,602)
Commissions, other expenses and other taxes                      (139,867)        (136,417)         (171,155)
Net transfers to separate accounts                               (865,863)        (633,128)         (602,788)
Federal income taxes, excluding tax on capital gains              (22,200)         (40,998)          (53,792)
Other, net                                                       (145,568)          78,339           (59,738)
                                                               ----------------------------------------------
Net cash used in operating activities                            (816,109)         (17,338)         (253,741)

Investing activities
Proceeds from investments sold, matured or repaid:
   Bonds and preferred stocks                                   2,402,706        2,370,321         4,006,319
   Common stocks                                                  369,991          275,513           259,925
   Mortgage loans on real estate                                  368,121          732,217           648,588
   Real estate                                                      3,645            7,733             8,784
   Policy loans, net                                                    -              727             2,744
   Other                                                           19,222           51,375           136,271
                                                               ----------------------------------------------
                                                                3,163,685        3,437,886         5,062,631
Cost of investments acquired:
   Bonds and preferred stocks                                  (1,411,300)      (2,316,926)       (4,114,568)
   Common stocks                                                 (490,887)        (293,534)         (249,597)
   Mortgage loans on real estate                                 (265,166)        (485,488)         (385,022)
   Real estate                                                     (7,572)               -                 -
   Policy loans, net                                               (4,458)               -                 -
   Other                                                          (29,650)        (118,648)          (34,263)
                                                               ----------------------------------------------
                                                               (2,209,033)      (3,214,596)       (4,783,450)
                                                               ----------------------------------------------
Net cash provided by investing activities                         954,652          223,290           279,181

Financing activities
Issuance of short-term intercompany notes payable, net              2,207          102,293                 -
Dividends paid to stockholders                                   (160,000)        (160,000)         (120,000)
Other                                                                   -                -               (23)
                                                               ----------------------------------------------
Net cash used in financing activities                            (157,793)         (57,707)         (120,023)
                                                               ----------------------------------------------
Increase (decrease) in cash and short-term investments            (19,250)         148,245           (94,583)

Cash and short-term investments at beginning of year              193,367           45,122           139,705
                                                               ----------------------------------------------
Cash and short-term investments at end of year                 $  174,117      $   193,367      $     45,122
                                                               ==============================================

See accompanying notes.

                     Peoples Benefit Life Insurance Company

                 Notes to Financial Statements - Statutory Basis
                             (Dollars in thousands)

                                December 31, 1999


1. Organization and Summary of Significant Accounting Policies

Organization

Peoples Benefit Life Insurance Company (the "Company") is a stock life and health insurance company. Prior to June 10, 1997, the Company was an indirect wholly-owned subsidiary of Providian Corporation ("Providian"). On June 10, 1997, Providian's insurance operations, including the operations of the Company, were merged with an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Providian was the surviving corporation in the merger. Effective October 15, 1997, Providian's name was changed to Commonwealth General Corporation ("Commonwealth"). Effective January 1, 1998, ownership of Commonwealth was transferred to AEGON USA, Inc. ("AEGON"), an indirect wholly-owned subsidiary of AEGON N.V.

The Company is directly owned by Monumental Life Insurance Company 76%, Capital Liberty Limited Partnership ("CLLP") 20%, and Commonwealth 4%. The Company wholly owns an insurance subsidiary, Veterans Life Insurance Company ("VLIC").

On December 31, 1999, the Company was redomiciled from Missouri to Iowa.

Nature of Operations

The Company sells and services life and accident and health insurance products, primarily utilizing direct response methods, such as television, telephone, mail and third-party programs to reach low to middle-income households nationwide. The Company also sells and services group and individual accumulation products, primarily utilizing brokers, fund managers, financial planners, stock brokerage firms and a mutual fund.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract claim reserves, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa ("Insurance Department"), which practices differ in some respects from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) common stocks sold but not yet purchased are reported as liabilities for GAAP purposes;
(c) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (d) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions;
(e) certain separate accounts provide policyholders with a guaranteed return; these separate accounts are included in the general account assets and liabilities for GAAP purposes due to the nature of the guaranteed return; (f) policy reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values; (g) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (h) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (i) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (j) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (k) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (l) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (m) pension expense is recorded as amounts are paid; (n) stock options settled in cash are recorded as expense of the Company's indirect parent rather than charged to current operations; (o) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; (p) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus; and (q) the financial statements of wholly-owned affiliates are not consolidated with those of the Company. The effects of these variances have not been determined by the Company but are presumed to be material.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

In 1998, the National Association of Insurance Commissioners ("NAIC") adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of Iowa must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time, it is unclear whether the State of Iowa will adopt Codification. However, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

Cash and Short-Term Investments

For purposes of the statements of cash flow, the Company considers all highly liquid investments with remaining maturities of one year or less when purchased to be short-term investments.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies, which include shares of mutual funds, are carried at market. Common stocks sold but not yet purchased are carried at market as a contra asset. Common stock of the Company's affiliated insurance subsidiary is recorded at the equity in statutory-basis net assets. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various limited partnerships and are recorded at equity in underlying net assets. Derivative financial instruments, consisting primarily of interest rate swap agreements, including basis swaps, and futures, are valued consistently with the hedged item. Hedges of fixed income assets and/or liabilities are valued at amortized cost. Hedges of items carried at fair value are valued at fair value. Derivatives which cease to be effective hedges are valued at fair value. Other "admitted assets" are valued, principally at cost, as required or permitted by Iowa Insurance Laws.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

Common stocks sold but not yet purchased represents obligations of the Company to deliver specified securities at contracted prices, thereby creating a liability to purchase the securities at prevailing market prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold but not yet purchased may exceed the current amount recognized in the financial statements. The Insurance Division, Department of Commerce, of the State of Iowa has approved the Company's accounting for common stocks sold but not yet purchased as a permitted practice.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve ("AVR") is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve ("IMR"), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 1999, 1998 and 1997, the Company excluded investment income due and accrued of $1,992, $1,503 and $308, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Policyholder Contract Deposits

Policyholder contract deposits are comprised primarily of guaranteed investment contracts (GICs). The GICs consist of three types. One type is guaranteed as to principal along with interest guarantees based upon predetermined indices. The second type guarantees principal and interest but also includes a penalty if the contract is surrendered early. The third type guarantees principal and interest and is non-surrenderable before the fixed maturity date. Policy reserves on the GICs are determined following the retrospective deposit method and consist of contract values that accrue to the benefit of the policyholder.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $1,266,608, $858,751 and $784,931 in 1999, 1998 and 1997, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge.

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations.

Stock Option Plan

AEGON N.V. sponsors a stock option plan for eligible employees of the Company. Under this plan, certain employees have indicated a preference to immediately sell shares received as a result of their exercise of the stock options; in these situations, AEGON N.V. has settled such options in cash rather than issuing stock to these employees. These cash settlements are paid by the Company, and AEGON N.V. subsequently reimburses the Company for such payments. Under statutory accounting principles, the Company does not record any expense related to this plan, as the expense is recognized by AEGON N.V. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

Reclassifications

Certain reclassifications have been made to the 1998 and 1997 financial statements to conform to the 1999 presentation.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


2. Fair Values of Financial Instruments

Statement of Financial Accounting Standards ("SFAS") No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

   Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

   Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

   Interest rate swaps and forward-rate agreements: Estimated fair value of interest rate swaps and forward-rate agreements are based on pricing models or formulas using current assumptions.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


2. Fair Values of Financial Instruments (continued)

   Short-term notes payable to affiliates: The fair values for short-term notes to affiliates are assumed to equal their carrying amount.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:


                                                                       December 31
                                                        1999                                1998
                                            ------------------------------     ------------------------------
                                              Carrying                           Carrying
                                               Amount         Fair Value          Amount          Fair Value
                                            ------------------------------     ------------------------------
   Admitted assets
   Cash and short-term investments
                                            $   174,117     $     174,117      $   193,367       $   193,367
   Bonds                                      3,219,493         3,087,002        4,299,430         4,439,611
   Preferred stocks                             160,990           158,736           91,609            98,346
   Common stocks                                 53,811            53,811          (45,635)          (45,635)
   Mortgage loans on real estate              1,933,540         1,895,672        2,041,729         2,100,897
   Policy loans                                 159,161           159,161          154,703           154,703
   Separate account assets                    6,505,330         6,505,330        4,915,961         4,915,961

   Liabilities
   Investment contract liabilities            3,283,269         3,245,239        5,385,785         5,334,953
   Separate account liabilities               6,414,824         6,264,434        4,863,189         4,673,802
   Short-term notes payable to
     affiliates                                 104,500           104,500          102,293           102,293
   Interest rate swaps                             (212)           (2,789)               -             7,022
   Forwards                                         (71)              (71)               -                 -

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


3. Investments

Statutory-basis financial information of the Company's wholly-owned insurance subsidiary, Veterans Life Insurance Company, is summarized as follows:


                                                                                       December 31
                                                                                 1999              1998
                                                                             ------------------------------
   Summary statutory-basis balance sheets
   Cash and invested assets                                                   $715,766           $657,263
   Other assets                                                                 38,247             41,843
                                                                             ------------------------------
   Total admitted assets                                                      $754,013           $699,106
                                                                             ==============================

   Insurance reserves                                                         $192,021           $188,532
   Other liabilities                                                            46,917             53,563
   Capital and surplus                                                         515,075            457,011
                                                                             ------------------------------
   Total liabilities and capital and surplus                                  $754,013           $699,106
                                                                             ==============================

                                                                       Year ended December 31
                                                             1999              1998               1997
                                                           ---------------------------------------------
   Summary statutory-basis statements of income
   Revenues                                                $145,549          $152,851           $148,332
   Expenses and taxes                                       102,850           113,042            117,414
                                                           ---------------------------------------------
   Net income                                              $ 42,699          $ 39,809           $ 30,918
                                                           =============================================

The carrying amounts and estimated fair values of investments in debt securities were as follows:

                                                                   Gross          Gross        Estimated
                                                   Carrying      Unrealized     Unrealized        Fair
                                                    Amount         Gains          Losses         Value
                                                   ------------------------------------------------------
   December 31, 1999
   Bonds:
     United States Government and agencies         $   166,209   $     481     $  10,690      $   156,000
     State, municipal and other government              53,453         624           985           53,092
     Public utilities                                  202,180         820        12,594          190,406
     Industrial and miscellaneous                    1,950,758      23,903       114,196        1,860,465
     Mortgage and other asset-backed securities        846,893      10,679        30,533          827,039
                                                   ------------------------------------------------------
                                                     3,219,493      36,507       168,998        3,087,002
   Preferred stocks                                    160,990      19,387        21,641          158,736
                                                   ------------------------------------------------------
                                                    $3,380,483     $55,894      $190,639       $3,245,738
                                                   ======================================================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)


                                                                   Gross          Gross        Estimated
                                                   Carrying      Unrealized     Unrealized        Fair
                                                    Amount         Gains          Losses         Value
                                                   ------------------------------------------------------
   December 31, 1998
   Bonds:
     United States Government and agencies         $   219,751  $    6,985     $     593      $   226,143
     State, municipal and other government              78,160       1,745         3,223           76,682
     Public utilities                                  269,117      11,187           848          279,456
     Industrial and miscellaneous                    2,546,799     174,695        49,392        2,672,102
     Mortgage and other asset-backed
       securities                                    1,185,603      16,435        16,810        1,185,228
                                                   ------------------------------------------------------
                                                     4,299,430     211,047        70,866        4,439,611
   Preferred stocks                                     91,609       8,327         1,590           98,346
                                                   ------------------------------------------------------
                                                    $4,391,039    $219,374       $72,456       $4,537,957
                                                   ======================================================


The carrying amounts and estimated fair values of bonds at December 31, 1999, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                               Carrying        Estimated
                                                                                Amount         Fair Value
                                                                            ------------------------------
   Due in one year or less                                                   $   206,420      $   204,137
   Due after one year through five years                                         530,266          520,558
   Due after five years through ten years                                        335,659          329,617
   Due after ten years through fifteen years                                     282,985          281,635
   Due after fifteen years through twenty years                                  227,857          207,142
   Due after twenty years                                                        789,413          716,874
                                                                            ------------------------------
                                                                               2,372,600        2,259,963
   Mortgage and other asset-backed securities                                    846,893          827,039
                                                                            ------------------------------
                                                                              $3,219,493       $3,087,002
                                                                            ==============================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)

3. Investments (continued)

A detail of net investment income is presented below:

                                                                        Year ended December 31
                                                                  1999           1998            1997
                                                                ---------------------------------------
   Interest on bonds and notes                                  $291,841       $337,793        $331,084
   Dividends on equity investments                                  (120)         3,824           3,267
   Interest on mortgage loans                                    151,329        161,897         196,584
   Rental income on real estate                                      128            327               -
   Interest on policy loans                                        7,508          4,645           7,322
   Other investment income                                        24,274         28,830          37,576
                                                                ---------------------------------------
   Gross investment income                                       474,960        537,316         575,833

   Less investment expenses                                       23,896         25,214          16,177
                                                                ---------------------------------------
   Net investment income                                        $451,064       $512,102        $559,656
                                                                =======================================

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                                     Year ended December 31
                                                             1999              1998             1997
                                                           -----------------------------------------------
   Proceeds                                                 $2,402,706        $2,370,321       $4,006,319
                                                           ===============================================

   Gross realized gains                                     $   87,770        $   67,577       $   43,227
   Gross realized losses                                       (60,911)          (22,015)         (29,488)
                                                           -----------------------------------------------
   Net realized gains                                       $   26,859        $   45,562       $   13,739
                                                           ===============================================

At December 31, 1999, investments with an aggregate carrying amount of $5,452,647 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:


                                                                                   Realized
                                                                     -------------------------------------
                                                                            Year ended December 31
                                                                       1999          1998          1997
                                                                     -------------------------------------
   Debt securities                                                    $26,859       $45,562       $13,739
   Short-term investments                                                 (58)          127             -
   Equity securities                                                  (35,221)        6,098        16,694
   Mortgage loans on real estate                                        2,352         6,921        (1,121)
   Real estate                                                           (301)         (243)        1,604
   Other invested assets                                               26,414        16,592        13,385
                                                                     -------------------------------------
                                                                       20,045        75,057        44,301

   Federal income tax effect                                          (13,170)      (17,257)       (9,506)
   Transfer to interest maintenance reserve                            (2,645)      (30,179)      (10,093)
                                                                     -------------------------------------
   Net realized gains                                                 $ 4,230       $27,621       $24,702
                                                                     =====================================

                                                                            Change in Unrealized
                                                                    --------------------------------------
                                                                            Year ended December 31
                                                                      1999         1998            1997
                                                                    --------------------------------------
   Bonds                                                            $(15,291)  $       (78)    $         -
   Preferred stocks                                                   (5,657)      (10,690)            228
   Common stocks                                                      71,870           760          44,033
   Mortgage loans                                                     (6,724)       (5,553)          1,658
   Other invested assets                                                 (79)          (23)            (12)
                                                                    --------------------------------------
   Change in unrealized                                             $ 44,119      $(15,584)        $45,907
                                                                    ======================================

Gross unrealized gains and gross unrealized losses on common stocks were as follows:


                                              December 31
                                         1999            1998
                                      --------------------------
   Unrealized gains                    $356,813        $265,902
   Unrealized losses                    (33,681)        (14,640)
                                      --------------------------
   Net unrealized gains                $323,132        $251,262
                                      ==========================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)

3. Investments (continued)

During 1999, the Company issued mortgage loans with interest rates ranging from 5.5% to 9.05%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 90%. Mortgage loans with a carrying value of $1,289 were non-income producing for the previous twelve months. Accrued interest of $163 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

During 1999 and 1998, mortgage loans of $7,567 and $3,410, respectively, were foreclosed and transferred to real estate. At December 31, 1999 and 1998, the Company held a mortgage loan loss reserve in the asset valuation reserve of $26,509 and $22,530, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

                Geographic Distribution                            Property Type Distribution
   ---------------------------------------------------  --------------------------------------------------
                                      December 31                                         December 31
                                     1999      1998                                     1999      1998
                                   -------------------                                 -------------------
   Pacific                           26%       24%      Office                           26%      20%
   South Atlantic                    18        18       Residential                      24       28
   Middle Atlantic                   18        16       Apartment                        16       17
   E. North Central                  17        18       Retail                           16       15
   W. South Central                   6         7       Agricultural                      9        7
   Mountain                           3         6       Industrial                        7        7
   W. North Central                   4         4       Hotel/Motel                       2        2
   E. South Central                   5         4       Other                            --        4
   New England                        3         3

At December 31, 1999, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve.

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. Those instruments include interest rate exchange agreements (swaps), options and futures contracts, and all involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

At December 31, 1999 and 1998, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                        Notional Amount
                                                      1999            1998
                                                   -------------------------
   Derivative securities:
     Interest rate swaps:
       Receive fixed - pay floating                 $405,100        $592,600
       Receive floating - pay floating               574,282          84,763
       Receive floating - pay fixed                  174,345         208,746
       Forwards                                      334,200              --

The Company may enter into futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains or losses. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company's cost basis in the contract. The Company recognized net realized gains from futures contracts in the amount of $9,713, $10,385 and $12,211 for the years ended December 31, 1999, 1998 and 1997, respectively.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)

3. Investments (continued)

Open futures contracts at December 31, 1999 and 1998 were as follows:

                                                       Opening          Year-End
         Number of               Contract               Market           Market
         Contracts                 Type                 Value            Value
     ---------------------------------------------------------------------------
     December 31, 1999:

                                  S&P 500              $69,832          $72,726
            196              March 2000 Futures

     December 31, 1998:

            254                   S&P 500              $78,196          $82,203
                             March 1999 Futures

The Company's use of futures contracts may expose the Company to certain risks. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged. Unexpected adverse price movements could cause the Company's hedging strategy to be unsuccessful and result in losses.


4. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                            Year ended December 31
                                  1999              1998             1997
                              -----------------------------------------------
   Direct premiums             $1,559,509        $1,618,574       $1,248,961
   Reinsurance assumed            119,418           274,237          299,608
   Reinsurance ceded              (16,453)           (9,706)          (2,281)
                              -----------------------------------------------
   Net premiums earned         $1,662,474        $1,883,105       $1,546,288
                              ===============================================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


4. Reinsurance (continued)

The Company received reinsurance recoveries in the amount of $14,100, $3,102 and $994 during 1999, 1998 and 1997, respectively. At December 31, 1999 and 1998, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $1,007 and $903 respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1999 and 1998 of $22,003 and $12,542, respectively.


5. Income Taxes

For federal income tax purposes, the Company joins in a consolidated income tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income taxes and net realized capital gains primarily due to differences in the statutory and tax treatment of deferred policy acquisition costs, dividend received deduction, and differences in policy and contract liabilities, as well as the under (over) accrual of the prior year tax provision and low income housing credits.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to net realized capital gains on investments due to differences in book and tax asset bases at the time certain investments are sold.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($17,425 at December 31, 1999). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $6,099.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


5. Income Taxes (continued)

Included in the statements of changes in capital and surplus are certain adjustments increasing surplus by $4,719 at December 31, 1997, relating to tax accrual adjustments applicable to prior tax years.

The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1992. An examination is underway for years 1993 through 1997.


6. Policy and Contract Attributes

Participating life insurance policies are issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately 11% and 12% of ordinary life insurance in force at December 31, 1999 and 1998, respectively.

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relates to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

                                                                        December 31
                                                            1999                            1998
                                                 --------------------------      --------------------------
                                                                  Percent                         Percent
                                                    Amount        of Total          Amount        of Total
                                                 --------------------------      --------------------------
   Subject to discretionary withdrawal with
     market value adjustment                     $  1,177,190        10%         $  1,401,397        13%
   Subject to discretionary withdrawal at
     book value less surrender charge                  74,069         1               310,839         3
   Subject to discretionary withdrawal at
     market value                                   6,287,475        57             4,697,903        46
   Subject to discretionary withdrawal at
     book value (minimal or no charges or
     adjustments)                                   1,391,793        13             1,400,914        14
   Not subject to discretionary withdrawal
     provision                                      2,127,949        19             2,422,628        24
                                                 --------------------------      --------------------------
                                                   11,058,476       100%           10,233,681       100%
   Less reinsurance ceded                               9,791                           5,614
                                                 -------------                   -------------
   Total policy reserves on annuities and
     deposit fund liabilities                     $11,048,685                     $10,228,067
                                                 =============                   =============

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


6. Policy and Contract Attributes (continued)

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1999 and 1998, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                                 Gross          Loading           Net
                                                               ------------------------------------------
   December 31, 1999
   Life and annuity:
     Ordinary direct first year business                         $ 2,245        $ 1,525          $   720
     Ordinary direct renewal business                             19,812          5,939           13,873
     Group life direct business                                   36,054          9,824           26,230
     Reinsurance ceded                                              (301)            --             (301)
                                                               ------------------------------------------
   Total life and annuity                                         57,810         17,288           40,522

   Accident and health:
     Direct                                                        2,727             --            2,727
     Reinsurance assumed                                           2,418             --            2,418
     Reinsurance ceded                                              (114)            --             (114)
                                                               ------------------------------------------
   Total accident and health                                       5,031             --            5,031
                                                               ------------------------------------------
                                                                 $62,841        $17,288          $45,553
                                                               ==========================================

   December 31, 1998
   Life and annuity:
     Ordinary direct first year business                         $ 3,243        $ 1,565          $ 1,678
     Ordinary direct renewal business                             17,913          6,154           11,759
     Group life direct business                                   40,548         11,816           28,732
     Reinsurance ceded                                              (182)            --             (182)
                                                               ------------------------------------------
   Total life and annuity                                         61,522         19,535           41,987

   Accident and health:
     Direct                                                        1,485             --            1,485
     Reinsurance assumed                                             751             --              751
     Reinsurance ceded                                              (106)            --             (106)
                                                               ------------------------------------------
   Total accident and health                                       2,130                           2,130
                                                               ------------------------------------------
                                                                 $63,652        $19,535          $44,117
                                                               ==========================================

At December 31, 1999 and 1998, the Company had insurance in force aggregating $60,234 and $60,859, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Iowa Department of Insurance. The Company established policy reserves of $415 and $495 to cover these deficiencies at December 31, 1999 and 1998, respectively.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)

6. Policy and Contract Attributes (continued)

Separate accounts held by the Company represent funds held for individual policyholders. The assets in the separate accounts, carried at estimated fair value, consist of common stocks, mortgage loans, long-term bonds and cash. During 1997, the Company made a capital contribution of $26,362 to the separate accounts. At December 31, 1998, the fair value of this capital contribution was $31,142, which is included in the separate account assets but is excluded from the corresponding liabilities. During 1999, this capital contribution plus earnings and unrealized gains thereon was withdrawn by the Company.

Information regarding the separate accounts of the Company is as follows:

                                                                 Nonindexed
                                               Guaranteed     Guaranteed Less
                                                 Indexed          Than 4%         Nonguaranteed        Total
                                              ------------------------------------------------------------------
   Premiums, deposits and other
     considerations for the year ended
     December 31, 1999                            $51,684        $    193            $1,214,731      $1,266,608
                                              ==================================================================
   Reserves for separate accounts as of
     December 31, 1999                            $59,254        $127,349            $6,311,851      $6,498,454
                                              ==================================================================

   Reserves by withdrawal characteristics
     as of December 31, 1999:
     With market value adjustment                 $59,254        $127,349            $  382,840      $  569,443
     At market value                                   --              --             5,929,011       5,929,011
                                              ------------------------------------------------------------------
   Total                                          $59,254        $127,349            $6,311,851      $6,498,454
                                              ==================================================================

   Premiums, deposits and other
     considerations for the year ended
     December 31, 1998                            $    --        $    189            $  858,562      $  858,751
                                              ==================================================================
   Reserves for separate accounts as of
     December 31, 1998                            $    --        $143,533            $4,719,656      $4,863,189
                                              ==================================================================

   Reserves by withdrawal characteristics
     as of December 31, 1998:
     With market value adjustment                                $143,533            $       --      $  143,533
     At market value                               $   --              --             4,719,656       4,719,656
                                              ==================================================================
   Total                                           $   --        $143,533            $4,719,656      $4,863,189
                                              ==================================================================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)

6. Policy and Contract Attributes (continued)


                                                                 Nonindexed
                                               Guaranteed     Guaranteed More
                                                 Indexed          Than 4%          Nonguaranteed        Total
                                              ---------------------------------------------------------------------
   Premiums, deposits and other
     considerations for the year ended
     December 31, 1997                             $ --              $  3,481           $  781,075      $  784,556
                                              =====================================================================

   Reserves for separate accounts as of
     December 31, 1997                             $ --              $166,241           $3,376,067      $3,542,308
                                              =====================================================================

   Reserves by withdrawal characteristics
     as of December 31, 1997:
     With market value adjustment                  $ --              $166,241           $       --      $  166,241
     At market value                                 --                    --            3,376,067       3,376,067
                                              ---------------------------------------------------------------------
   Total                                           $ --              $166,241           $3,376,067      $3,542,308
                                              =====================================================================

A reconciliation of the amounts transferred to and from the Company's separate accounts is presented below:

                                                                             Year ended December 31
                                                                      1999            1998           1997
                                                                 --------------------------------------------
   Transfers as reported in the Summary of
     Operations of separate accounts
     annual statement:
     Transfers to separate accounts                                $1,266,608       $858,751       $784,931
     Transfers from separate accounts                                (384,653)      (218,416)      (189,627)
                                                                 --------------------------------------------
   Net transfers to separate accounts                                 881,955        640,335        595,304
   Reconciling adjustments:
     Fees paid to external fund manager                                    --             --          2,311
     Other transfers to modified separate account                       7,732         12,287          2,018
                                                                 --------------------------------------------
                                                                        7,732         12,287          4,329
                                                                 --------------------------------------------
   Transfers as reported in the Summary of Operations of
     the Company's Life,
     Accident & Health Annual Statement                           $   889,687      $ 652,622       $599,633
                                                                 ============================================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)

7. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of
(1) 10 percent of the Company's statutory capital and surplus as of the preceding December 31, or (2) the Company's statutory net income before net realized capital gains on investments for the preceding year. Subject to availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2000, without prior regulatory approval, is $84,808.

The Company paid dividends to its stockholders of $160,000, $160,000 and $120,000 in 1999, 1998 and 1997, respectively.


8. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1999 and 1998, the Company paid $38,750 and $1,390, respectively, for these services, which approximates their costs to the affiliates. Prior to 1998, the Company entered into agreements with its affiliates whereby the Company performed administrative services, management support services, and marketing services for its affiliates. The Company, as compensation, received $63,000 in 1997 from affiliates which approximated the cost to provide such services. Such amounts are classified as reductions of general insurance and other expenses in the accompanying statements of operations. These agreements are no longer in place.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 5.63% at December 31, 1999. During 1999 and 1998, the Company received net interest of $3,123 and $309, respectively, from affiliates. Interest received in 1997 related to similar intercompany transactions was not significant to the Company.

At December 31, 1999, the Company has a $104,500 short-term note payable to affiliates. Interest on these notes accrues at rates ranging from 5.30% to 5.90%.

The Company participates in various benefit plans sponsored by AEGON and the related costs allocated to the Company are not significant.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)

8. Related Party Transactions (continued)

The Company has 2,290,000 shares of redeemable preferred stock outstanding, all of which are owned by CLLP. The preferred stock has a par value of $11 per share and a liquidation value of $240 per share. CLLP is entitled to receive a cumulative dividend equal to 8-1/2 percent per annum of the liquidation value of the preferred stock. The Company may redeem all or any portion of the preferred stock at the liquidation value commencing December 18, 2000.


9. Commitments and Contingencies

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $13,770 and $12,062 and an offsetting premium tax benefit of $4,884 and $4,604 at December 31, 1999 and 1998, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies.

                             Financial Statements

                    Peoples Benefit Life Insurance Company
                      Separate Account V - Advisor's Edge
                               Variable Annuity

                         Year ended December 31, 1999
                      with Report of Independent Auditors

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                             Financial Statements


                         Year ended December 31, 1999






                                   Contents

Report of Independent Auditors................................................1

Financial Statements

Balance Sheets................................................................2
Statements of Operations.....................................................12
Statements of Changes in Contract Owners' Equity.............................17
Notes to Financial Statements................................................27

                         Report of Independent Auditors



The Board of Directors and Contract Owners of the Advisor's Edge Variable Annuity,
Peoples Benefit Life Insurance Company


We have audited the accompanying balance sheets of certain subaccounts of Peoples Benefit Life Insurance Company Separate Account V (comprised of the DFA Small Value, DFA Large Value, DFA International Value, DFA International Small, DFA Short-Term Fixed, DFA Global Bond, Federated American Leaders Fund II, Federated Utility Fund II, Federated Prime Money Fund II, Federated High Income Bond Fund II, Federated Fund for U.S. Government Securities II, Wanger U.S. Small Cap Advisor, Wanger International Small Cap Advisor, Montgomery Growth, Montgomery Emerging Markets, Stong International Stock Fund II, Strong Schafer Value Fund II, T. Rowe Price International Stock, Dreyfus Small Cap Value, Endeavor Enhanced Inedex, Stein Roe Special Venture Fund Variable Series, Warburg Pincus International Equity, Warburg Pincus Small Company Growth, WRL Janus Growth, WRL Janus Global, WRL LKCM Strategic Total Return, WRL Alger Aggressive Growth, and WRL J.P. Morgan Real Estate Securities subaccounts), which are available for investment by contract owners of the Advisor's Edge Variable Annuity, as of December 31, 1999, and the related statements of operations for the period then ended as indicated thereon and changes in contract owners' equity for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1999, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Peoples Benefit Life Insurance Company Separate Account V which are available for investment by contract owners of the Advisor's Edge Variable Annuity at December 31, 1999, and the results of their operations for the period then ended as indicated thereon and changes in their contract owners' equity for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
January 28, 2000

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                                Balance Sheets

                               December 31, 1999



                                                                                   DFA             DFA
                                                   DFA Small     DFA Large    International   International
                                                     Value         Value          Value           Small
                                                   Subaccount    Subaccount     Subaccount     Subaccount
                                                  ------------- ------------- --------------- --------------
Assets
Cash                                              $         2   $          2  $          2    $         1
Investments in mutual funds, at current market
   value:
   DFA Investment Dimensions Group, Inc.:
     DFA Small Value Portfolio                     12,098,908              -             -              -
     DFA Large Value Portfolio                              -     19,624,375             -              -
     DFA International Value Portfolio                      -              -    15,726,719              -
     DFA International Small Portfolio                      -              -             -      7,438,563
     DFA Short-Term Fixed Portfolio                         -              -             -              -
     DFA Global Bond Portfolio                              -              -             -              -
   The Federated Insurance Series:
     Federated American Leaders
       Fund II                                              -              -             -              -
     Federated Utility Fund II                              -              -             -              -
     Federated Prime Money Fund II                          -              -             -              -
     Federated High Income Bond Fund II                     -              -             -              -
     Federated Fund for U. S. Government
       Securities II                                        -              -             -              -
   Wanger Advisors Trust:
     Wanger U. S. Small Cap Advisor                         -              -             -              -
     Wanger International Small Cap Advisor                 -              -             -              -
   The Montgomery Funds III:
     Montgomery Growth Portfolio                            -              -             -              -
     Montgomery Emerging Markets Portfolio                  -              -             -              -
   Strong Variable Insurance Funds, Inc.:
     Strong International Stock Fund II                     -              -             -              -
     Strong Schafer Value Fund II                           -              -             -              -
   Endeavor Series Trust:
     T. Rowe Price International Stock Portfolio            -              -             -              -
     Dreyfus Small Cap Value Portfolio                      -              -             -              -
     Endeavor Enhanced Index Portfolio                      -              -             -              -

                                                                                          Federated
                                Federated                                  Federated      Fund for
                                 American      Federated     Federated    High Income       U. S.         Wanger
DFA Short-Term    DFA Global     Leaders        Utility     Prime Money       Bond       Government     U. S. Small
     Fixed           Bond        Fund II        Fund II       Fund II       Fund II      Securities     Cap Advisor
  Subaccount      Subaccount    Subaccount    Subaccount     Subaccount    Subaccount   II Subaccount   Subaccount
---------------------------------------------------------------------------------------------------------------------
$         2      $        1    $      206    $         -    $         8   $       142   $         7    $         -


          -               -             -              -              -             -             -              -
          -               -             -              -              -             -             -              -
          -               -             -              -              -             -             -              -
          -               -             -              -              -             -             -              -
 12,071,174               -             -              -              -             -             -              -
          -       7,557,182             -              -              -             -             -              -


          -               -     8,157,588              -              -             -             -              -
          -               -             -      1,768,896              -             -             -              -
          -               -             -              -     11,720,307             -             -              -
          -               -             -              -              -     8,057,926             -              -

          -               -             -              -              -             -     6,828,901              -

          -               -             -              -              -             -             -      3,993,842
          -               -             -              -              -             -             -              -

          -               -             -              -              -             -             -              -
          -               -             -              -              -             -             -              -

          -               -             -              -              -             -             -              -
          -               -             -              -              -             -             -              -

          -               -             -              -              -             -             -              -
          -               -             -              -              -             -             -              -
          -               -             -              -              -             -             -              -

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                          Balance Sheets (continued)



                                                                                     DFA             DFA
                                                    DFA Small      DFA Large    International   International
                                                      Value          Value          Value           Small
                                                    Subaccount    Subaccount      Subaccount     Subaccount
                                                   ------------- -------------- --------------- --------------
Assets (continued)
Investments in mutual funds, at current market
   value (continued):
   Stein Roe Variable Investment Trust:
     Stein Roe Special Venture Fund, Variable
       Series                                      $          -  $          -   $          -    $         _
   Warburg Pincus Trust:
     Warburg Pincus International Equity                      -             -              -              -
       Portfolio
     Warburg Pincus Small Company Growth
       Portfolio                                              -             -              -              -
   WRL Series Fund, Inc.:
     WRL Janus Growth Portfolio                               -             -              -              -
     WRL Janus Global Portfolio                               -             -              -              -
     WRL LKCM Strategic Total Return Portfolio                -             -              -              -
     WRL Alger Aggressive Growth Portfolio                    -             -              -              -
     WRL J. P. Morgan Real Estate Securities
       Portfolio                                              -             -              -              -
                                                   ------------- -------------- --------------- --------------
Total investments in mutual funds                    12,098,908    19,624,375     15,726,719      7,438,563
                                                   ------------- -------------- --------------- --------------
Total assets                                        $12,098,910   $19,624,377    $15,726,721     $7,438,564
                                                   ============= ============== =============== ==============

Liabilities and contract owners' equity
Liabilities:
  Contract terminations payable                    $             $              $               $
                                                              -             -              -              -
                                                   ------------- -------------- --------------- --------------
Total liabilities                                             -             -              -              -

Contract owners' equity:
  Deferred annuity contracts terminable by owners    12,098,910    19,624,377     15,726,721      7,438,564
                                                   ------------- -------------- --------------- --------------
Total liabilities and contract owners' equity       $12,098,910   $19,624,377    $15,726,721     $7,438,564
                                                   ============= ============== =============== ==============



See accompanying notes.

                                                                                          Federated
                                Federated                                  Federated      Fund for
                                 American      Federated     Federated    High Income       U. S.         Wanger
DFA Short-Term    DFA Global     Leaders        Utility     Prime Money       Bond       Government     U. S. Small
     Fixed           Bond        Fund II        Fund II       Fund II       Fund II      Securities     Cap Advisor
  Subaccount      Subaccount    Subaccount    Subaccount     Subaccount    Subaccount   II Subaccount   Subaccount
---------------------------------------------------------------------------------------------------------------------


$         -      $         -   $        -    $         -    $         -   $         -   $         -    $         -

          -                -            -              -              -             -             -              -

          -                -            -              -              -             -             -              -

          -                -            -              -              -             -             -              -
          -                -            -              -              -             -             -              -
          -                -            -              -              -             -             -              -
          -                -            -              -              -             -             -              -

          -                -            -              -              -             -             -              -
---------------- ------------- ------------- -------------- ------------- ------------- -------------- --------------
 12,071,174        7,557,182    8,157,588      1,768,896     11,720,307     8,057,926     6,828,901      3,993,842
---------------- ------------- ------------- -------------- ------------- ------------- -------------- --------------
$12,071,176       $7,557,183   $8,157,794     $1,768,896    $11,720,315    $8,058,068    $6,828,908     $3,993,842
================ ============= ============= ============== ============= ============= ============== ==============


$                $             $             $              $             $             $              $
          -                -            -              7              -             -             -             46
---------------------------------------------------------------------------------------------------------------------
          -                -            -              7              -             -             -             46


 12,071,176        7,557,183    8,157,794      1,768,889     11,720,315     8,058,068     6,828,908      3,993,796
---------------------------------------------------------------------------------------------------------------------
$12,071,176       $7,557,183   $8,157,794     $1,768,896    $11,720,315    $8,058,068    $6,828,908     $3,993,842
=====================================================================================================================

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                           Balance Sheets (continued)

                                           Wanger                                        Strong         Strong
                                        International                   Montgomery    International     Schafer
                                          Small Cap      Montgomery      Emerging         Stock          Value
                                           Advisor         Growth         Markets        Fund II        Fund II
                                         Subaccount      Subaccount     Subaccount     Subaccount     Subaccount
                                        -------------- --------------- -------------- -------------- --------------
Assets (continued)
Cash                                    $          -   $          -    $          -   $           -  $           -
Investments in mutual funds, at
   current market value:
   DFA Investment Dimensions Group,
     Inc.:
     DFA Small Value Portfolio                     -              -               -              -             -
     DFA Large Value Portfolio                     -              -               -              -             -
     DFA International Value Portfolio             -              -               -              -             -
     DFA International Small Portfolio             -              -               -              -             -
     DFA Short-Term Fixed Portfolio                -              -               -              -             -
     DFA Global Bond Portfolio                     -              -               -              -             -
   The Federated Insurance Series:
     Federated American Leaders
       Fund II                                     -              -               -              -             -
     Federated Utility Fund II                     -              -               -              -             -
     Federated Prime Money Fund II                 -              -               -              -             -
     Federated High Income Bond Fund
       II                                          -              -               -              -             -
     Federated Fund for U. S.
       Government Securities II                    -              -               -              -             -
   Wanger Advisors Trust:
     Wanger U. S. Small Cap Advisor                -              -               -              -             -
     Wanger International Small Cap
       Advisor                             6,642,249              -               -              -             -
   The Montgomery Funds III:
     Montgomery Growth Portfolio                   -      1,765,306               -              -             -
     Montgomery Emerging Markets
       Portfolio                                   -              -       2,423,370              -             -
   Strong Variable Insurance Funds,
     Inc.:
     Strong International Stock Fund
       II                                          -              -               -        853,826             -
     Strong Schafer Value Fund II                  -              -               -              -       525,283
   Endeavor Series Trust:
     T. Rowe Price International
       Stock Portfolio                             -              -               -              -             -
     Dreyfus Small Cap Value Portfolio             -              -               -              -             -
     Endeavor Enhanced Index Portfolio             -              -               -              -             -

                                                                              Warburg         Warburg
                                           Endeavor         Stein Roe          Pincus       Pincus Small
       T. Rowe Price     Dreyfus Small     Enhanced      Special Venture   International      Company
       International       Cap Value         Index        Fund Variable        Equity          Growth
     Stock Subaccount     Subaccount      Subaccount    Series Subaccount    Subaccount      Subaccount
     ------------------ ---------------- -------------- ------------------ --------------- ---------------

     $              -   $          -     $         -    $           -      $          -    $         -


                 -                 -               -                -                 -              -
                 -                 -               -                -                 -              -
                 -                 -               -                -                 -              -
                 -                 -               -                -                 -              -
                 -                 -               -                -                 -              -
                 -                 -               -                -                 -              -

                 -                 -               -                -                 -              -
                 -                 -               -                -                 -              -
                 -                 -               -                -                 -              -

                 -                 -               -                -                 -              -

                 -                 -               -                -                 -              -

                 -                 -               -                -                 -              -

                 -                 -               -                -                 -              -

                 -                 -               -                -                 -              -

                 -                 -               -                -                 -              -


                 -                 -               -                -                 -              -
                 -                 -               -                -                 -              -


         5,078,345                 -               -                -                 -              -

                 -         2,339,676               -                -                 -              -

                 -                 -       6,656,089                -                 -              -

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                          Balance Sheets (continued)


                                                  Wanger                                        Strong         Strong
                                              International                   Montgomery    International     Schafer
                                                Small Cap      Montgomery      Emerging         Stock          Value
                                                 Advisor         Growth         Markets        Fund II        Fund II
                                                Subaccount     Subaccount     Subaccount      Subaccount     Subaccount
                                              --------------- -------------- -------------- --------------- -------------
Assets (continued)
Investments in mutual funds, at current
   market value (continued):
   Stein Roe Variable Investment Trust:
     Stein Roe Special Venture Fund,
       Variable Series                        $         -     $         -    $         -    $           -   $        -
   Warburg Pincus Trust:
     Warburg Pincus International Equity
       Portfolio                                        -               -              -              -              -
     Warburg Pincus Small Company Growth
       Portfolio                                        -               -              -              -              -
  WRL Series Fund, Inc.:
     WRL Janus Growth Portfolio                         -               -              -              -              -
     WRL Janus Global Portfolio                         -               -              -              -              -
     WRLK LKCM Strategic Total Return
       Portfolio                                        -               -              -              -              -
     WRL Alger Aggressive Growth Portfolio              -               -              -              -              -
     WRL J. P. Morgan Real Estate
       Securities Portfolio                             -               -              -              -              -
                                              --------------- -------------- -------------- --------------- -------------
Total investments in mutual funds               6,642,249       1,765,306      2,423,370        853,826        525,283
                                              --------------- -------------- -------------- --------------- -------------
Total assets                                   $6,642,249      $1,765,306     $2,423,370       $853,826       $525,283
                                              =============== ============== ============== =============== =============

Liabilities and contract owners' equity
Liabilities:
  Contract terminations payable               $               $              $              $           8   $
                                                       74              13             19                             6
                                              --------------- -------------- -------------- --------------- -------------
Total liabilities                                      74              13             19              8              6

Contract owners' equity:
  Deferred annuity contracts terminable by
     owners                                     6,642,175       1,765,293      2,423,351        853,818        525,277
                                              --------------- -------------- -------------- --------------- -------------
Total liabilities and contract owners'
   equity                                      $6,642,249      $1,765,306     $2,423,370       $853,826       $525,283
                                              =============== ============== ============== =============== =============



See accompanying notes.

                                                           Stein Roe         Warburg          Warburg
     T. Rowe Price                        Endeavor      Special Venture       Pincus        Pincus Small
     International      Dreyfus Small     Enhanced       Fund Variable     International      Company
         Stock            Cap Value         Index            Series           Equity           Growth
      Subaccount         Subaccount      Subaccount        Subaccount       Subaccount       Subaccount
   ------------------- ---------------- -------------- ------------------ ---------------- ---------------
      $           -      $        -      $        -        $175,606          $        -     $        -


               -                  -               -               -           2,165,506              -

               -                  -               -               -                   -      5,896,657

               -                  -               -               -                   -              -
               -                  -               -               -                   -              -

               -                  -               -               -                   -              -
               -                  -               -               -                   -              -

               -                  -               -               -                   -              -
   ------------------- ---------------- -------------- ------------------ ---------------- ---------------
       5,078,345          2,339,676       6,656,089         175,606           2,165,506      5,896,657
   ------------------- ---------------- -------------- ------------------ ---------------- ---------------
      $5,078,345         $2,339,676      $6,656,089        $175,606          $2,165,506     $5,896,657
   =================== ================ ============== ================== ================ ===============



      $       33         $       24      $                 $      1          $       14     $
                                                  1                                                 23
   ------------------- ---------------- -------------- ------------------ ---------------- ---------------
              33                 24               1               1                  14             23



       5,078,312          2,339,652       6,656,088         175,605           2,165,492      5,896,634
   ------------------- ---------------- -------------- ------------------ ---------------- ---------------
      $5,078,345         $2,339,676      $6,656,089        $175,606          $2,165,506     $5,896,657
   =================== ================ ============== ================== ================ ===============

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                           Balance Sheets (continued)



                                                                                                       WRL J. P.
                                                                         WRL LKCM       WRL Alger     Morgan Real
                                          WRL Janus      WRL Janus       Strategic     Aggressive       Estate
                                           Growth          Global      Total Return      Growth       Securities
                                         Subaccount      Subaccount     Subaccount     Subaccount     Subaccount
                                        -------------- --------------- -------------- -------------- --------------
Assets (continued)
Cash                                    $          6   $          2    $          -   $           -  $           -
Investments in mutual funds, at
   current market value:
   DFA Investment Dimensions Group,
     Inc.:
     DFA Small Value Portfolio                     -              -               -              -             -
     DFA Large Value Portfolio                     -              -               -              -             -
     DFA International Value Portfolio             -              -               -              -             -
     DFA International Small Portfolio             -              -               -              -             -
     DFA Short-Term Fixed Portfolio                -              -               -              -             -
     DFA Global Bond Portfolio                     -              -               -              -             -
   The Federated Insurance Series:
     Federated American Leaders
       Fund II                                     -              -               -              -             -
     Federated Utility Fund II                     -              -               -              -             -
     Federated Prime Money Fund II                 -              -               -              -             -
     Federated High Income Bond Fund
       II                                          -              -               -              -             -
     Federated Fund for U. S.
       Government Securities II                    -              -               -              -             -
   Wanger Advisors Trust:
     Wanger U. S. Small Cap Advisor                -              -               -              -             -
     Wanger International Small Cap
       Advisor                                     -              -               -              -             -
   The Montgomery Funds III:
     Montgomery Growth Portfolio                   -              -               -              -             -
     Montgomery Emerging Markets
       Portfolio                                   -              -               -              -             -
   Strong Variable Insurance Funds,
     Inc.:
     Strong International Stock Fund               -              -               -              -             -
       II
     Strong Schafer Value Fund II                  -              -               -              -             -
   Endeavor Series Trust:
     T. Rowe Price International
       Stock Portfolio                             -              -               -              -             -
     Dreyfus Small Cap Value Portfolio
                                                   -              -               -              -             -
     Endeavor Enhanced Index Portfolio
                                                   -              -               -              -             -

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                           Balance Sheets (continued)

                                                                                                                       WRL J. P.
                                                                                         WRL LKCM       WRL Alger     Morgan Real
                                                          WRL Janus       WRL Janus      Strategic      Aggressive       Estate
                                                            Growth         Global      Total Return       Growth       Securities
                                                          Subaccount     Subaccount     Subaccount      Subaccount     Subaccount
                                                        --------------- -------------- -------------- --------------- -------------
Assets (continued)
Investments in mutual funds, at current
   market value (continued):
   Stein Roe Variable Investment Trust:
     Stein Roe Special Venture Fund,
       Variable Series                                  $         -     $         -    $         -    $         -       $      -
   Warburg Pincus Trust:
     Warburg Pincus International Equity
       Portfolio                                                  -               -              -              -              -
     Warburg Pincus Small Company Growth
       Portfolio                                                  -               -              -              -              -
  WRL Series Fund, Inc.:
     WRL Janus Growth Portfolio                           3,269,952               -              -              -              -
     WRL Janus Global Portfolio                                   -       2,430,348              -              -              -
     WRLK LKCM Strategic Total Return
       Portfolio                                                  -               -        154,943              -              -
     WRL Alger Aggressive Growth Portfolio                        -               -              -        970,789              -
     WRL J. P. Morgan Real Estate
       Securities Portfolio                                       -               -              -              -        493,409
                                                        --------------- -------------- -------------- --------------- -------------
Total investments in mutual funds                         3,269,952       2,430,348        154,943        970,789        493,409
                                                        --------------- -------------- -------------- --------------- -------------
Total assets                                             $3,269,958      $2,430,350       $154,943       $970,789       $493,409
                                                        =============== ============== ============== =============== =============

Liabilities and contract owners' equity Liabilities:
  Contract terminations payable                         $               $              $              $         2
                                                                  -               -              1                             1
                                                        --------------- -------------- -------------- --------------- -------------
Total liabilities                                                 -               -              1              2              1

Contract owners' equity:
  Deferred annuity contracts terminable by
     owners                                               3,269,958       2,430,350        154,942        970,787        493,408
                                                        --------------- -------------- -------------- --------------- -------------
Total liabilities and contract owners' equity            $3,269,958      $2,430,350       $154,943       $970,789       $493,409
                                                        =============== ============== ============== =============== =============




See accompanying notes.

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                            Statements of Operations

                  Year ended December 31, 1999, except as noted




                                                                                           DFA             DFA
                                                          DFA Small      DFA Large    International   International
                                                            Value          Value          Value           Small
                                                          Subaccount    Subaccount      Subaccount     Subaccount
                                                         ------------- -------------- --------------- --------------
Net investment income (loss) Income:
   Dividends                                              $2,203,537    $3,714,247     $1,296,534     $   251,826
Expenses:
   Administrative, mortality and expense risk
     charges                                                  72,369       119,884         87,592          45,873
                                                         ------------- -------------- --------------- --------------
Net investment income (loss)                               2,131,168     3,594,363      1,208,942         205,953

Net realized and unrealized capital gain (loss) from
investments
Net realized capital gain (loss) from sales of
   investments:
   Proceeds from sales                                     4,099,417     4,763,934      3,978,500       2,465,534
   Cost of investments sold                                4,118,585     3,956,561      3,654,864       2,994,675
                                                         ------------- -------------- --------------- --------------
Net realized capital gain (loss) from sales of
   investments                                               (19,168)      807,373        323,636        (529,141)

Net change in unrealized
   appreciation/depreciation of investments:
   Beginning of the period                                  (118,992)    2,157,682        108,296      (1,955,049)
   End of the period                                      (1,300,463)   (1,705,378)     1,049,875        (585,879)
                                                         ------------- -------------- --------------- --------------
Net change in unrealized
   appreciation/depreciation of investments               (1,181,471)   (3,863,060)       941,579       1,369,170
                                                         ------------- -------------- --------------- --------------
Net realized and unrealized capital gain (loss)
   from investments                                       (1,200,639)   (3,055,687)     1,265,215         840,029
                                                         ------------- -------------- --------------- --------------
Increase (decrease) from operations                      $   930,529   $   538,676     $2,474,157      $1,045,982
                                                         ============= ============== =============== ==============

(1)  Commencement of operations, May 3, 1999.



See accompanying notes.

                                                                                             Federated
                                Federated                     Federated                      Fund for
                                 American      Federated        Prime        Federated         U. S.         Wanger
  DFA Short-      DFA Global     Leaders        Utility         Money       High Income      Government    U. S. Small
  Term Fixed         Bond        Fund II        Fund II        Fund II      Bond Fund II   Securities II   Cap Advisor
  Subaccount      Subaccount    Subaccount    Subaccount     Subaccount      Subaccount      Subaccount    Subaccount
---------------- ------------- ------------- -------------- -------------- --------------- -------------- --------------
$   524,603      $   416,355   $   646,745    $  92,084     $     402,961   $   601,167     $   268,785    $   323,296


     62,406           39,832        50,332       10,431           59,347         51,000          43,090         23,921
---------------- ------------- ------------- -------------- -------------- --------------- -------------- --------------
    462,197          376,523       596,413       81,653          343,614        550,167         225,695        299,375





  2,995,682        1,865,172     2,964,715      442,973       45,176,066      2,852,936       1,966,826      5,420,586
  2,939,382        1,828,054     2,649,796      412,727       45,176,066      2,824,838       1,934,273      5,166,621
---------------- ------------- ------------- -------------- -------------- --------------- -------------- --------------

     56,300           37,118       314,919       30,246                -         28,098          32,553        253,965



      6,266           12,693       698,724      111,682                -        307,436         184,873        409,747
   (183,102)        (210,291)      115,060       23,962                -       (162,942        (149,668)       607,609
---------------- ------------- ------------- -------------- -------------- --------------- -------------- --------------

   (189,368)        (222,984)     (583,664)     (87,720)               -       (470,378)       (334,541)       197,862
---------------- ------------- ------------- -------------- -------------- --------------- -------------- --------------

   (133,068)        (185,866)     (268,745)     (57,474)               -       (442,280)       (301,988)       451,827
---------------- ------------- ------------- -------------- -------------- --------------- -------------- --------------
$   329,129      $   190,657   $   327,668    $  24,179     $     343,614   $   107,887    $    (76,293)   $   751,202
================ ============= ============= ============== ============== =============== ============== ==============

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                      Statements of Operations (continued)




                                                 Wanger                                        Strong          Strong
                                              International                   Montgomery    International     Schafer
                                                Small Cap      Montgomery      Emerging         Stock          Value
                                                 Advisor         Growth         Markets        Fund II        Fund II
                                              Subaccount       Subaccount      Subaccount     Subaccount     Subaccount
                                              -------------- --------------- -------------- -------------- ---------------
Net investment income (loss)
Income:
   Dividends                                  $     53,478   $     14,495    $        236   $       335      $  39,767
Expenses:
   Administrative, mortality and
     expense risk charges                          26,265          8,293           14,720         1,863          4,393
                                              -------------- --------------- -------------- -------------- ---------------
Net investment income (loss)                       27,213          6,202          (14,484)       (1,528)        35,374

Net realized and unrealized
capital gain (loss) from
investments
Net realized capital gain (loss) from
   sales of investments:
   Proceeds from sales                          4,742,397      1,205,105        2,866,336     1,189,539        538,079
   Cost of investments sold                     3,486,714      1,030,062        3,153,391     1,103,863        539,166
                                              -------------- --------------- -------------- -------------- ---------------
Net realized capital gain (loss)
   from sales of investments                    1,255,683        175,043         (287,055)       85,676         (1,087)

Net change in unrealized
   appreciation/depreciation of
   investments:
   Beginning of the period                        193,410         56,866         (823,817)        4,479          8,736
   End of the period                            2,602,515        158,305          526,959       235,886        (46,666)
                                              -------------- --------------- -------------- -------------- ---------------
Net change in unrealized
   appreciation/depreciation of
   investments                                  2,409,105        101,439        1,350,776       231,407        (55,402)
                                              -------------- --------------- -------------- -------------- ---------------
Net realized and unrealized capital
   gain (loss) from investments                 3,664,788        276,482        1,063,721       317,083        (56,489)
                                              -------------- --------------- -------------- -------------- ---------------
Increase (decrease) from operations            $3,692,001    $   282,684       $1,049,237   $   315,555      $ (21,115)
                                              ============== =============== ============== ============== ===============


(1)  Commencement of operations, May 3, 1999.


See accompanying notes.

                                                         Stein Roe         Warburg           Warburg
    T. Rowe Price                       Endeavor      Special Venture       Pincus            Pincus
    International     Dreyfus Small     Enhanced       Fund Variable     International    Small Company
         Stock          Cap Value         Index            Series           Equity            Growth
      Subaccount       Subaccount      Subaccount        Subaccount       Subaccount        Subaccount
  ------------------ ---------------- -------------- ------------------ ---------------- -----------------
    $   30,756        $   321,266     $   220,316         $     -         $    18,751       $  151,083


        15,047             16,354          34,281             748              16,924           14,051
  ------------------ ---------------- -------------- ------------------ ---------------- -----------------
        15,709            304,912         186,035            (748)              1,827          137,032






     2,630,878          4,033,562       7,894,317          80,215           8,098,642        8,384,558
     2,483,499          3,593,374       7,694,278          89,484           7,589,716        7,807,076
  ------------------ ---------------- -------------- ------------------ ---------------- -----------------

       147,379            440,188         200,039          (9,269)            508,926          577,482




        48,700            336,080         130,956         (11,012)             32,137          103,897
       908,771            253,281         527,947          51,901             412,990        1,659,503
  ------------------ ---------------- -------------- ------------------ ---------------- -----------------


       860,071            (82,799)        396,991          62,913             380,853        1,555,606
  ------------------ ---------------- -------------- ------------------ ---------------- -----------------

     1,007,450            357,389         597,030          53,644             889,779        2,133,088
  ------------------ ---------------- -------------- ------------------ ---------------- -----------------
    $1,023,159        $   662,301     $   783,065         $52,896         $   891,606       $2,270,120
  ================== ================ ============== ================== ================ =================

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                      Statements of Operations (continued)


                                                                                                              WRL J. P.
                                                                           WRL LKCM         WRL Alger        Morgan Real
                                        WRL Janus        WRL Janus         Strategic        Aggressive          Estate
                                         Growth            Global        Total Return         Growth          Securities
                                     Subaccount (1)    Subaccount (1)   Subaccount (1)    Subaccount (1)    Subaccount (1)
                                     ---------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)
Income:
   Dividends                         $   458,267         $121,042             $9,080     $    86,801        $    1,625
Expenses:
   Administrative, mortality and
     expense risk charges                  4,372            2,478                241           1,828             1,703
                                     ---------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)             453,895          118,564              8,839          84,973               (78)

Net realized and unrealized
capital gain (loss) from
investments
Net realized capital gain (loss)
   from sales of investments:
   Proceeds from sales                 1,022,795          258,195              7,255       2,305,507           283,534
   Cost of investments sold              857,341          224,240              7,640       2,160,365           299,743
                                     ---------------- ----------------- ---------------- ----------------- -----------------
Net realized capital gain (loss)
   from sales of investments             165,454           33,955               (385)        145,142           (16,209)

Net change in unrealized
   appreciation/depreciation
   of investments:
   Beginning of the period                     -                -                  -               -                 -
   End of the period                     (57,358)         339,537               (721)        138,301           (21,136)
                                     ---------------- ----------------- ---------------- ----------------- -----------------
Net change in unrealized
   appreciation/depreciation of
   investments                           (57,358)         339,537               (721)        138,301           (21,136)
                                     ---------------- ----------------- ---------------- ----------------- -----------------
Net realized and unrealized
   capital gain (loss) from
   investments                           108,096          373,492             (1,106)        283,443           (37,345)
                                     ---------------- ----------------- ---------------- ----------------- -----------------
Increase (decrease) from operations  $   561,991         $492,056             $7,733     $   368,416         $ (37,423)
                                     ================ ================= ================ ================= =================


(1)  Commencement of operations, May 3, 1999.


See accompanying notes.

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                Statements of Changes in Contract Owners' Equity

             Years ended December 31, 1999 and 1998, except as noted

                                                                                   DFA Small Value
                                                                                      Subaccount
                                                                             ----------------------------
                                                                                 1999           1998
                                                                             -------------- -------------
Operations:
  Net investment income (loss)                                               $ 2,131,168    $   850,241
  Net realized capital gain (loss)                                               (19,168)       483,175
  Net change in unrealized appreciation/depreciation of investments           (1,181,471)    (2,145,040)
                                                                             -------------- -------------
Increase (decrease) from operations                                              930,529       (811,624)

Contract transactions:
  Net contract purchase payments                                               1,600,879        175,212
  Transfer payments from (to) other subaccounts or general account               421,575       (791,035)
  Contract terminations, withdrawals and other deductions                     (1,675,374)    (1,266,157)
                                                                             -------------- -------------
Increase (decrease) from contract transactions                                   347,080     (1,881,980)
                                                                             -------------- -------------
Net increase (decrease) in contract owners' equity                             1,277,609     (2,693,604)

Contract owners' equity:
  Beginning of the period                                                     10,821,301     13,514,905
                                                                             -------------- -------------
  End of the period                                                          $12,098,910    $10,821,301
                                                                             ============== =============


(1)  Commencement of operations, May 3, 1999.


See accompanying notes.


       DFA Large Value                  DFA International             DFA International              DFA Short-Term
          Subaccount                     Value Subaccount              Small Subaccount              Fixed Subaccount
------------------------------    ----------------------------    --------------------------    --------------------------
     1999            1998             1999           1998             1999         1998             1999         1998
---------------- -------------    -------------- -------------    ------------- ------------    ------------- ------------
$ 3,594,363      $ 1,246,452      $  1,208,942   $    737,044     $   205,953   $   493,187     $    462,197  $   365,977
    807,373        1,135,827           323,636        316,374        (529,141)     (366,673)          56,300        6,016
 (3,863,060)        (486,233)          941,579        420,817       1,369,170       195,553         (189,368)       7,513
---------------- -------------    -------------- -------------    ------------- ------------    ------------- ------------
    538,676        1,896,046         2,474,157      1,474,235       1,045,982       322,067          329,129      379,506


  2,621,620          344,009         1,730,786        307,393       1,103,082       172,894        1,665,680       53,000
  2,354,329       (1,606,278)        1,491,651     (1,301,885)       (178,183)      345,973        2,973,421     (107,740)
 (3,099,104)      (2,755,463)       (2,349,510)    (1,476,957)     (1,178,045)     (896,449)      (1,640,579)  (1,140,495)
---------------- -------------    -------------- -------------    ------------- ------------    ------------- ------------
  1,876,845       (4,017,732)          872,927     (2,471,449)       (253,146)     (377,582)       2,998,522   (1,195,235)
---------------- -------------    -------------- -------------    ------------- ------------    ------------- ------------
  2,415,521       (2,121,686)        3,347,084       (997,214)        792,836       (55,515)       3,327,651     (815,729)


 17,208,856       19,330,542        12,379,637     13,376,851       6,645,728     6,701,243        8,743,525    9,559,254
---------------- -------------    -------------- -------------    ------------- ------------    ------------- ------------
$19,624,377      $17,208,856       $15,726,721    $12,379,637      $7,438,564    $6,645,728      $12,071,176   $8,743,525
================ =============    ============== =============    ============= ============    ============= ============

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)


                                                                                 Federated American Leaders
                                                 DFA Global Bond Subaccount          Fund II Subaccount
                                                 ----------------------------    ----------------------------
                                                     1999          1998              1999           1998
                                                 ----------------------------    ----------------------------
Operations:
  Net investment income (loss)                    $  376,523    $   83,067         $  596,413     $  260,940
  Net realized capital gain (loss)                    37,118       (30,831)           314,919        167,418
  Net change in unrealized appreciation/
     depreciation of investments                    (222,984)      303,964           (583,664)       329,153
                                                 ----------------------------    ----------------------------
Increase (decrease) from operations                  190,657       356,200            327,668        757,511

Contract transactions:
  Net contract purchase payments                   1,266,405       121,522          1,859,152      1,645,371
  Transfer payments from (to) other
     subaccounts or general account                1,586,017       458,027          1,243,171        402,441
  Contract terminations, withdrawals and other
     deductions                                     (671,848)     (293,098)        (1,280,744)      (453,099)
                                                 ----------------------------    ----------------------------
Increase (decrease) from contract transactions     2,180,574       286,451          1,821,579      1,594,713
                                                 ----------------------------    ----------------------------
Net increase (decrease) in contract owners'
  equity                                           2,371,231       642,651          2,149,247      2,352,224

Contract owners' equity:
  Beginning of the period                          5,185,952     4,543,301          6,008,547      3,656,323
                                                 ----------------------------    ----------------------------
  End of the period                               $7,557,183    $5,185,952         $8,157,794     $6,008,547
                                                 ============================    ============================


(1)  Commencement of operations, May 3, 1999.


See accompanying notes.

                                                                       Federated High              Federated Fund for
      Federated Utility                 Federated Prime                  Income Bond                U. S. Government
     Fund II Subaccount            Money Fund II Subaccount          Fund II Subaccount         Securities II Subaccount
------------------------------    ----------------------------    --------------------------    -------------------------
     1999            1998             1999           1998             1999         1998            1999         1998
------------------------------    ----------------------------    --------------------------    -------------------------
 $   81,653       $   16,731       $   343,614     $  210,075     $  550,167    $  130,553       $  225,695   $   27,899

     30,246           54,239                 -              -         28,098       (54,928)          32,553      168,473

    (87,720)          66,301                 -              -       (470,378)       26,226         (334,541)      85,594
------------------------------    ----------------------------    --------------------------    -------------------------
     24,179          137,271           343,614        210,075        107,887       101,851          (76,293)     281,966


    284,203          638,778        19,805,995      9,381,446      1,221,369     2,147,115          832,973    1,536,923

    289,043          259,386       (11,955,395)    (4,060,311)       763,749       152,827        1,785,376      928,368

   (160,094)         (20,907)       (4,189,023)    (1,365,961)    (1,190,323)     (840,936)      (1,041,560)    (364,814)
------------------------------    ----------------------------    --------------------------    -------------------------
    413,152          877,257         3,661,577      3,955,174        794,795     1,459,006        1,576,789    2,100,477
------------------------------    ----------------------------    --------------------------    -------------------------

    437,331        1,014,528         4,005,191      4,165,249        902,682     1,560,857        1,500,496    2,382,443


  1,331,558          317,030         7,715,124      3,549,875      7,155,386     5,594,529        5,328,412    2,945,969
------------------------------    ----------------------------    --------------------------    -------------------------
 $1,768,889       $1,331,558       $11,720,315     $7,715,124     $8,058,068    $7,155,386       $6,828,908   $5,328,412
==============================    ============================    ==========================    =========================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)




                                                     Wanger U. S. Small          Wanger International Small
                                                   Cap Advisor Subaccount          Cap Advisor Subaccount
                                                 ----------------------------    ----------------------------
                                                     1999          1998              1999           1998
                                                 ----------------------------    ----------------------------
Operations:
  Net investment income (loss)                    $  299,375    $  223,275         $   27,213     $   13,265
  Net realized capital gain (loss)                   253,965      (568,125)         1,255,683        139,728
  Net change in unrealized appreciation/
     depreciation of investments                     197,862       321,134          2,409,105        307,701
                                                 ----------------------------    ----------------------------
Increase (decrease) from operations                  751,202       (23,716)         3,692,001        460,694

Contract transactions:
  Net contract purchase payments                     317,091       522,241            446,270        746,308
  Transfer payments from (to) other
     subaccounts or general account                  (65,765)   (1,625,694)          (106,658)       125,553
  Contract terminations, withdrawals and other
     deductions                                     (550,032)     (317,744)          (528,044)      (292,741)
                                                 ----------------------------    ----------------------------
Increase (decrease) from contract transactions      (298,706)   (1,421,197)          (188,432)       579,120
                                                 ----------------------------    ----------------------------
Net increase (decrease) in contract owners'
  equity                                             452,496    (1,444,913)         3,503,569      1,039,814

Contract owners' equity:
  Beginning of the period                          3,541,300     4,986,213          3,138,606      2,098,792
                                                 ----------------------------    ----------------------------
  End of the period                               $3,993,796    $3,541,300         $6,642,175     $3,138,606
                                                 ============================    ============================


(1)  Commencement of operations, May 3, 1999.


See accompanying notes.

                                          Montgomery                Strong International             Strong Schafer
Montgomery Growth Subaccount      Emerging Markets Subaccount     Stock Fund II Subaccount      Value Fund II Subaccount
------------------------------    ----------------------------    --------------------------    -------------------------
     1999            1998             1999           1998             1999         1998            1999         1998
------------------------------    ----------------------------    --------------------------    -------------------------

 $    6,202       $    1,840        $  (14,484)    $  (11,406)      $ (1,528)     $    486        $ 35,374     $   (883)
    175,043           28,025          (287,055)      (661,808)        85,676       (12,005)         (1,087)        (111)

    101,439            8,962         1,350,776       (463,611)       231,407        12,058         (55,402)       4,788
------------------------------    ----------------------------    --------------------------    -------------------------
    282,684           38,827         1,049,237     (1,136,825)       315,555           539         (21,115)       3,794


    614,882          238,717           387,353        924,121        129,402        37,483         170,200      121,860

   (142,254)        (227,901)         (431,580)       163,760        332,606        55,323        (238,589)     301,820

   (127,636)        (147,587)         (540,954)      (638,018)       (63,955)      (11,855)        (18,748)      (2,213)
------------------------------    ----------------------------    --------------------------    -------------------------
    344,992         (136,771)         (585,181)       449,863        398,053        80,951         (87,137)     421,467
------------------------------    ----------------------------    --------------------------    -------------------------

    627,676          (97,944)          464,056       (686,962)       713,608        81,490        (108,252)     425,261


  1,137,617        1,235,561         1,959,295      2,646,257        140,210        58,720         633,529      208,268
------------------------------    ----------------------------    --------------------------    -------------------------
 $1,765,293       $1,137,617        $2,423,351     $1,959,295       $853,818      $140,210        $525,277     $633,529
==============================    ============================    ==========================    =========================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)


                                                        T. Rowe Price
                                                     International Stock              Dreyfus Small Cap
                                                         Subaccount                   Value Subaccount
                                                 ----------------------------    ----------------------------
                                                     1999          1998              1999           1998
                                                 ----------------------------    ----------------------------
Operations:
  Net investment income (loss)                   $    15,709   $     3,749        $   304,912   $     53,643
  Net realized capital gain (loss)                   147,379        (6,285)           440,188       (130,805)
  Net change in unrealized appreciation/
     depreciation of investments                     860,071        47,388            (82,799)       336,094
                                                 ----------------------------    ----------------------------
Increase (decrease) from operations                1,023,159        44,852            662,301        258,932

Contract transactions:
  Net contract purchase payments                     651,523       127,661            443,730        490,702
  Transfer payments from (to) other
     subaccounts or general account                1,996,543     1,183,837         (1,452,940)     2,127,411
  Contract terminations, withdrawals and other
     deductions                                     (129,671)      (47,780)          (180,966)       (14,953)
                                                 ----------------------------    ----------------------------
Increase (decrease) from contract transactions     2,518,395     1,263,718         (1,190,176)     2,603,160
                                                 ----------------------------    ----------------------------
Net increase (decrease) in contract owners'
  equity                                           3,541,554     1,308,570           (527,875)     2,862,092

Contract owners' equity:
  Beginning of the period                          1,536,758       228,188          2,867,527          5,435
                                                 ----------------------------    ----------------------------
  End of the period                               $5,078,312    $1,536,758         $2,339,652     $2,867,527
                                                 ============================    ============================


(1)  Commencement of operations, May 3, 1999.


See accompanying notes.

                                   Stein Roe Special Venture           Warburg Pincus
      Endeavor Enhanced              Fund Variable Series           International Equity           Warburg Pincus Small
      Index Subaccount                    Subaccount                     Subaccount             Company Growth Subaccount
------------------------------    ----------------------------    --------------------------    ---------------------------
     1999            1998             1999           1998             1999         1998             1999          1998
------------------------------    ----------------------------    --------------------------    ---------------------------

$   186,035      $    (5,919)     $      (748)    $    8,796      $     1,827   $     6,608     $   137,032   $    (6,177)
    200,039          288,582           (9,269)       (10,254)         508,926      (141,027)        577,482       (45,912)

    396,991          126,691           62,913         (6,661)         380,853       225,561       1,555,606       108,108
------------------------------    ----------------------------    --------------------------    ---------------------------
    783,065          409,354           52,896         (8,119)         891,606        91,142       2,270,120        56,019


  1,148,305          627,414           18,310         27,441          554,996       862,847         275,291       330,169

  1,795,564        2,262,128           40,388         29,220       (1,308,134)      470,774       2,423,778       183,590

   (632,039)         (83,646)         (49,972)       (20,269)        (288,105)     (129,391)       (211,722)      (73,829)
------------------------------    ----------------------------    --------------------------    ---------------------------
  2,311,830        2,805,896            8,726         36,392       (1,041,243)    1,204,230       2,487,347       439,930
------------------------------    ----------------------------    --------------------------    ---------------------------

  3,094,895        3,215,250           61,622         28,273         (149,637)   1,295,372        4,757,467       495,949


  3,561,193          345,943          113,983         85,710        2,315,129     1,019,757       1,139,167       643,218
------------------------------    ----------------------------    --------------------------    ---------------------------
 $6,656,088       $3,561,193         $175,605       $113,983       $2,165,492    $2,315,129      $5,896,634    $1,139,167
==============================    ============================    ==========================    ===========================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)




                                                                           WRL Janus          WRL Janus
                                                                            Growth             Global
                                                                          Subaccount           Account
                                                                        ----------------    --------------
                                                                            1999 (1)           1999 (1)
                                                                        ----------------    --------------
Operations:
  Net investment income (loss)                                            $   453,895        $   118,564
  Net realized capital gain (loss)                                            165,454             33,955
  Net change in unrealized appreciation/ depreciation of investments          (57,358)           339,537
                                                                        ----------------    --------------
Increase (decrease) from operations                                           561,991            492,056

Contract transactions:
  Net contract purchase payments                                            1,218,869            803,389
  Transfer payments from (to) other subaccounts or general account          1,495,771          1,233,187
  Contract terminations, withdrawals and other deductions                      (6,673)           (98,282)
                                                                        ----------------    --------------
Increase (decrease) from contract transactions                              2,707,967          1,938,294
                                                                        ----------------    --------------
Net increase (decrease) in contract owners' equity                          3,269,958          2,430,350

Contract owners' equity:
  Beginning of the period                                                           -                  -
                                                                        ----------------    --------------
  End of the period                                                        $3,269,958         $2,430,350
                                                                        ================    ==============


(1)  Commencement of operations, May 3, 1999.


See accompanying notes.

             WRL LKCM             WRL Alger          WRL J. P. Morgan
         Strategic Total          Aggressive           Real Estate
              Return                Growth              Securities
            Subaccount            Subaccount            Subaccount
        -------------------    -----------------    -------------------
             1999 (1)              1999 (1)              1999 (1)
        -------------------    -----------------    -------------------

           $  8,839               $ 84,973              $    (78)
               (385)               145,142               (16,209)
               (721)               138,301               (21,136)
        -------------------    -----------------    -------------------
              7,733                368,416               (37,423)


             59,740                145,256                34,905
             88,518                504,696               585,591
             (1,049)               (47,581)              (89,665)
        -------------------    -----------------    -------------------
            147,209                602,371               530,831
        -------------------    -----------------    -------------------
            154,942                970,787               493,408


                  -                      -                     -
        -------------------    -----------------    -------------------
           $154,942               $970,787              $493,408
        ===================    =================    ===================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                         Notes to Financial Statements

                               December 31, 1999




1. Organization and Summary of Significant Accounting Policies

Organization of the Account

Peoples Benefit Life Insurance Company Separate Account V (the "Mutual Fund Account") is a segregated investment account of Peoples Benefit Life Insurance Company ("PBL"), an indirect wholly-owned subsidiary of AEGON N.V., a holding company registered under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of forty-seven investment subaccounts, six of which are invested in specified portfolios of the DFA Investment Dimensions Group, five of which are invested in specified portfolios of the Federated Insurance Series, two of which are invested in specified portfolios of the Wanger Advisor's Trust, two of which are invested in specified portfolios of the Montgomery Funds III, two of which are invested in specified portfolios of the Strong Variable Insurance Funds, Inc., three of which are invested in specified portfolios of the Endeavor Series Trust, one of which is invested in the Stein Roe Special Venture Fund, Variable Series of the Stein Roe Variable Investment Trust, two of which are invested in specified portfolios of the Warburg Pincus Trust, and five of which are invested in specified portfolios of the WRL Series Fund, Inc. (each a "Series Fund" and collectively "the Series Funds"). Activity in these twenty-eight subaccounts is available to contract owners of the Advisor's Edge Variable Annuity. Activity in these twenty-eight subaccounts (with the exception of the portfolios of the DFA Investment Dimensions Group) is also available to contract owners of the Advisor's Edge Select Variable Annuity, also offered by PBL. Activity in the Federated Prime Money Fund II Portfolio of the Federated Insurance Series is also available to contract owners of the Dimensional Variable Annuity, also offered by PBL. The amounts reported herein represent the activity related to contract owners of the Advisor's Edge Variable Annuity only. The remaining nineteen subaccounts (not included herein), are available to contract owners of the Prism Variable Annuity, Dimensional Variable Annuity, Marquee Variable Annuity, and Personal Manager Variable Annuity also issued by PBL.

For the period March 1997 through April 1999, the portfolios of the DFA Investment Dimensions Group, Inc. were not available to new contract owners within the Mutual Fund Account. Existing contract owners could continue to allocate purchase payments or transfers to these subaccounts. Effective May 1, 1999, the portfolios of the DFA Investment Dimensions Group, Inc. were again made available for investment to contract owners of the Advisor's Edge Variable Annuity.

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)




1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 1999.

Prior to July 17, 1998, realized capital gains and losses from the sale of shares in the Series Funds were determined on the basis of average cost. Subsequent to this date, such gains or losses are determined on the first-in, first-out basis. This change was implemented by establishing the average cost of the portfolio as of July 17, 1998 as the opening cost for purposes of the first-in, first-out basis. This change had no effect on "net realized and unrealized capital gain (loss) from investments" and "increase (decrease) from operations" as reported in the Statements of Operations.

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are credited or charged to contract owners' equity.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.


2. Investments

A summary of the mutual fund investments at December 31, 1999 follows:

                                                                Net Asset
                                                   Number of    Value Per           Market
                                                  Share Held      Share              Value            Cost
                                            -------------------------------------------------------------------
DFA Investment Dimensions Group, Inc.:
   DFA Small Value Portfolio                    1,118,198.565     $10.82          $12,098,908      $13,399,371
   DFA Large Value Portfolio                    1,503,783.541      13.05           19,624,375       21,329,753
   DFA International Value Portfolio            1,278,595.045      12.30           15,726,719       14,676,844
   DFA International Small Value Portfolio        912,707.145       8.15            7,438,563        8,024,442
   DFA Short-Term Fixed Portfolio               1,208,325.726       9.99           12,071,174       12,254,276
   DFA Global Bond Portfolio                      746,019.949      10.13            7,557,182        7,767,473

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)




2. Investments (continued)

                                                                Net Asset
                                                   Number of    Value Per           Market
                                                  Shares Held     Share              Value           Cost
                                            -------------------------------------------------------------------
The Federated Insurance Series:
   Federated American Leaders Fund II             391,814.986     $20.82         $  8,157,588     $  8,042,528
   Federated Utility Fund II                      123,268.028      14.35            1,768,896        1,744,934
   Federated Prime Money Fund II               11,720,306.504       1.00           11,720,307       11,720,307
   Federated High Income Bond Fund II             786,906.814      10.24            8,057,926        8,220,868
   Federated Fund for U. S. Government
     Securities II                                646,676.247      10.56            6,828,901        6,978,569
Wanger Advisors Trust:
   Wanger U. S. Small Cap Advisor                 160,524.185      24.88            3,993,842        3,386,233
   Wanger International Small Cap Advisor         152,100.971      43.67            6,642,249        4,039,734
The Montgomery Funds III:
   Montgomery Growth Portfolio                     95,992.696      18.39            1,765,306        1,607,001
   Montgomery Emerging Markets Portfolio          223,146.454      10.86            2,423,370        1,896,411
Strong Variable Insurance Funds, Inc.:
   Strong International Stock Fund II              52,157.949      16.37              853,826          617,940
   Strong Schafer Value Fund II                    57,596.804       9.12              525,283          571,949
Endeavor Series Trust:
   T. Rowe Price International Stock
     Portfolio                                    243,215.778      20.88            5,078,345        4,169,574
   Dreyfus Small Cap Value Portfolio              141,712.666      16.51            2,339,676        2,086,395
   Endeavor Enhanced Index Portfolio              366,524.750      18.16            6,656,089        6,128,142
Stein Roe Variable Investment Trust:
   Stein Roe Special Venture Fund, Variable
     Series                                         8,706.297      20.17              175,606          123,705
Warburg Pincus Trust:
   Warburg Pincus International Equity
     Portfolio                                    129,671.046      16.70            2,165,506        1,752,516
   Warburg Pincus Small Company Growth
     Portfolio                                    225,063.253      26.20            5,896,657        4,237,154
WRL Series Fund, Inc.
   WRL Janus Growth Portfolio                      41,924.574      77.996065        3,269,952        3,327,310
   WRL Janus Global Portfolio                      64,876.326      37.461242        2,430,348        2,090,811
   WRL LKCM Strategic Total Return Portfolio
                                                    9,197.200      16.846756          154,943          155,664
   WRL Alger Aggressive Growth Portfolio           29,174.655      33.275092          970,789          832,488
   WRL J. P. Morgan Real Estate Securities
     Portfolio                                     61,245.968       8.056186          493,409          514,545

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                    Notes to Financial Statements (continued)



2. Investments (continued)

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                                                     Period ended December 31
                                                                              1999                              1998
                                                                 --------------------------------  -------------------------------
                                                                      Purchases         Sales            Purchases      Sales
                                                                 --------------------------------  -------------------------------
DFA Investment Dimensions Group, Inc.:
   DFA Small Value Portfolio                                        $  6,577,669    $  4,099,417    $    2,493,979$   $  3,525,724
   DFA Large Value Portfolio                                          10,235,174       4,763,934         3,155,007       5,926,321
   DFA International Value Portfolio                                   6,060,367       3,978,500         2,497,864       4,232,269
   DFA International Small Value Portfolio                             2,418,342       2,465,534         2,186,489       2,071,693
   DFA Short-Term Fixed Portfolio                                      6,456,405       2,995,682         1,698,165       2,527,429
   DFA Global Bond Portfolio                                           4,422,318       1,865,172         2,071,694       1,702,226
The Federated Insurance Series:
   Federated American Leaders Fund II                                  5,382,483       2,964,715         3,779,368       1,923,697
   Federated Utility Fund II                                             937,784         442,973         1,417,764         523,775
   Federated Prime Money Fund II                                      49,204,976      45,176,066        38,234,126      34,092,074
   Federated High Income Bond Fund II                                  4,197,753       2,852,936         4,799,982       3,210,420
   Federated Fund for U. S. Government Securities II                   3,769,283       1,966,826         5,273,362       3,144,966
Wanger Advisors Trust:
   Wanger U. S. Small Cap Advisor                                      5,421,256       5,420,586         8,374,518       9,572,395
   Wanger International Small Cap Advisor                              4,581,216       4,742,397         4,754,667       4,162,246
The Montgomery Funds III:
   Montgomery Growth Portfolio                                         1,556,301       1,205,105           665,430         800,350
   Montgomery Emerging Markets Portfolio                               2,266,689       2,866,336         1,928,969       1,490,511
Strong Variable Insurance Funds, Inc.:
   Strong International Stock Fund II                                  1,586,072       1,189,539           339,159         257,722
   Strong Schafer Value Fund II                                          486,312         538,079           520,796         100,202
Endeavor Series Trust:
   T. Rowe Price International Stock Portfolio                         5,165,015       2,630,878         2,029,927         762,460
   Dreyfus Small Cap Value Portfolio                                   3,148,281       4,033,562         3,557,217         900,373
   Endeavor Enhanced Index Portfolio                                  10,392,189       7,894,317        17,001,709      14,201,738
Stein Roe Variable Investment Trust:
   Stein Roe Special Venture Fund, Variable Series                        88,193          80,215           106,581          61,392

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                    Notes to Financial Statements (continued)


2. Investments (continued)

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                              Period ended December 31
                                                       1999                              1998
                                          --------------------------------  -------------------------------
                                                Purchases         Sales          Purchases        Sales
                                          --------------------------------  -------------------------------
Warburg Pincus Trust:
   Warburg Pincus International Equity
     Portfolio                               $  7,059,189    $  8,098,642       $16,877,522   $15,666,633
   Warburg Pincus Small Company Growth
     Portfolio                                 11,008,944       8,384,558         5,740,232     5,306,463
WRL Series Fund, Inc.:
   WRL Janus Growth Portfolio                   4,184,651       1,022,795                 -             -
   WRL Janus Global Portfolio                   2,315,051         258,195                 -             -
   WRL LKCM Strategic Total Return
     Portfolio                                    163,304           7,255                 -             -
   WRL Alger Aggressive Growth Portfolio
                                                2,992,853       2,305,507                 -             -
   WRL J. P. Morgan Real Estate
     Securities Portfolio                         814,288         283,534                 -             -


3. Contract Owners' Equity

A summary of deferred annuity contracts terminable by owners at December 31, 1999 follows:

                                                       Accumulation          Accumulation     Total Contract
                    Subaccount                         Units Owned            Unit Value          Value
------------------------------------------------------------------------------------------------------------

DFA Small Value                                          764,207.526        $15.831969         $12,098,910
DFA Large Value                                          942,056.209         20.831429          19,624,377
DFA International Value                                1,072,797.521         14.659543          15,726,721
DFA International Small                                  784,304.777          9.484277           7,438,564
DFA Short-Term Fixed                                   1,002,679.967         12.038912          12,071,176
DFA Global Bond                                          518,871.517         14.564652           7,557,183
Federated American Leaders Fund II                       327,212.289         24.931196           8,157,794

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                    Notes to Financial Statements (continued)



3. Contract Owners' Equity (continued)

                                                    Accumulation           Accumulation     Total Contract
                    Subaccount                      Units Owned             Unit Value          Value
----------------------------------------------------------------------------------------------------------

Federated Utility Fund II                                 97,673.221        $18.110281        $  1,768,889
Federated Prime Money Fund II                            952,527.274         12.304440          11,720,315
Federated High Income Bond Fund II                       589,779.595         13.662847           8,058,068
Federated Fund for U. S. Government Securities II        547,796.972         12.466130           6,828,908
Wanger U. S. Small Cap Advisor                           164,471.163         24.282652           3,993,796
Wanger International Small Cap Advisor                   182,333.434         36.428730           6,642,175
Montgomery Growth                                         89,026.184         19.828924           1,765,293
Montgomery Emerging Markets                              227,382.388         10.657600           2,423,351
Strong International Stock Fund II                        57,878.417         14.751926             853,818
Strong Schafer Value Fund II                              53,257.548          9.862967             525,277
T. Rowe Price International Stock                        366,344.476         13.862122           5,078,312
Dreyfus Small Cap Value                                  201,694.351         11.599986           2,339,652
Endeavor Enhanced Index                                  434,242.139         15.328057           6,656,088
Stein Roe Special Venture Fund, Variable Series           12,553.593         13.988443             175,605
Warburg Pincus International Equity                      141,359.133         15.319078           2,165,492
Warburg Pincus Small Company Growth                      275,865.079         21.375064           5,896,634
WRL Janus Growth                                         239,344.901         13.662117           3,269,958
WRL Janus Global                                         155,589.085         15.620310           2,430,350
WRL LKCM Strategic Total Return                           14,628.276         10.591918             154,942
WRL Alger Aggressive Growth                               64,888.809         14.960783             970,787
WRL J. P. Morgan Real Estate Securities                   54,833.900          8.998235             493,408

A summary of changes in contract owners' account units follows:

                                                                         DFA             DFA             DFA
                                       DFA Small      DFA Large     International   International     Short-Term
                                         Value          Value           Value           Small           Fixed
                                      Subaccount     Subaccount      Subaccount       Subaccount      Subaccount
                                     -------------- -------------- ---------------- --------------- ---------------
Units outstanding at January 1,
   1998                                  864,489      1,062,866       1,228,043         869,387         862,087
Units purchased                           66,565         61,649         115,582         183,225          64,628
Units redeemed and transferred          (185,054)      (264,621)       (319,861)       (227,480)       (174,274)
                                     -------------- -------------- ---------------- --------------- ---------------
Units outstanding at December 31,
   1998                                  746,000        859,894       1,023,764         825,132         752,441
Units purchased                          119,020        138,618         135,865         123,457         174,670
Units redeemed and transferred          (100,812)       (56,456)        (86,831)       (164,284)         75,569
                                     -------------- -------------- ---------------- --------------- ---------------
Units outstanding at December 31,
   1999                                  764,208        942,056       1,072,798         784,305       1,002,680
                                     ============== ============== ================ =============== ===============

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                    Notes to Financial Statements (continued)



3. Contract Owners' Equity (continued)

                                                        Federated                      Federated     Federated High
                                       DFA Global       American        Federated     Prime Money      Income Bond
                                          Bond        Leaders Fund    Utility Fund      Fund II          Fund II
                                       Subaccount     II Subaccount   II Subaccount    Subaccount      Subaccount
                                     --------------- ---------------- -------------- --------------- ----------------
Units outstanding at January 1,
   1998                                  346,747         181,633          20,024          312,344         424,673
Units purchased                           54,992         100,753          53,174        1,414,081         273,938
Units redeemed and transferred           (33,700)        (26,967)          1,090       (1,074,535)       (166,286)
                                     --------------- ---------------- -------------- --------------- ----------------
Units outstanding at December 31,
   1998                                  368,039         255,419          74,288          651,890         532,325
Units purchased                           97,792          80,211          18,721        2,007,570          92,312
Units redeemed and transferred            53,041          (8,418)          4,664       (1,706,933)        (34,857)
                                     --------------- ---------------- -------------- --------------- ----------------
Units outstanding at December 31,
   1999                                  518,872         327,212          97,673          952,527         589,780
                                     =============== ================ ============== =============== ================

                                       Federated
                                        Fund for         Wanger          Wanger
                                         U. S.        U. S. Small    International                     Montgomery
                                       Government          Cap         Small Cap       Montgomery       Emerging
                                     Securities II       Advisor        Advisor          Growth          Markets
                                       Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                     --------------- --------------- --------------- --------------- ----------------
Units outstanding at January 1,
   1998                                  249,634        275,517          149,792          76,471          252,354
Units purchased                          210,246        236,478          194,815          28,913          171,406
Units redeemed and transferred           (37,753)      (330,780)        (150,790)        (36,532)        (122,719)
                                     --------------- --------------- --------------- --------------- ----------------
Units outstanding at December 31,
   1998                                  422,127        181,215          193,817          68,852          301,041
Units purchased                           72,214         16,350           27,713          33,792           62,994
Units redeemed and transferred            53,456        (33,094)         (39,197)        (13,618)        (136,653)
                                     --------------- --------------- --------------- --------------- ----------------
Units outstanding at December 31,
   1999                                  547,797        164,471          182,333          89,026          227,382
                                     =============== =============== =============== =============== ================

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                    Notes to Financial Statements (continued)




3. Contract Owners' Equity (continued)

                                          Strong
                                      International       Strong       T. Rowe Price                     Endeavor
                                          Stock        Schafer Value   International   Dreyfus Small     Enhanced
                                         Fund II          Fund II          Stock         Cap Value         Index
                                       Subaccount       Subaccount       Subaccount      Subaccount      Subaccount
                                     ---------------- ---------------- --------------- --------------- --------------
Units outstanding at January 1,
   1998                                    7,004           20,688           24,827             585         34,586
Units purchased                           14,655           45,966          106,407         166,105        416,707
Units redeemed and transferred            (3,981)          (4,665)          14,548         151,094       (178,546)
                                     ---------------- ---------------- --------------- --------------- --------------
Units outstanding at December 31,
   1998                                   17,678           61,989          145,782         317,784        272,747
Units purchased                           15,592           16,273           69,221          54,774         85,687
Units redeemed and transferred            24,608          (25,004)         151,341        (170,864)        75,808
                                     ---------------- ---------------- --------------- --------------- --------------
Units outstanding at December 31,
   1999                                   57,878           53,258          366,344         201,694        434,242
                                     ================ ================ =============== =============== ==============

                                                Stein Roe
                                                 Special
                                                 Venture         Warburg
                                                  Fund,          Pincus      Warburg Pincus
                                                Variable     International    Small Company     WRL Janus
                                                 Series          Equity          Growth           Growth
                                               Subaccount      Subaccount      Subaccount       Subaccount
                                              -------------- --------------- ---------------- ---------------

Units outstanding at January 1, 1998               7,407         106,212          48,792                -
Units purchased                                    4,523         328,299         163,976                -
Units redeemed and transferred                        59        (204,130)       (123,240)               -
                                              -------------- --------------- ---------------- ---------------
Units outstanding at December 31, 1998            11,989         230,381          89,528                -
Units purchased                                    1,811          59,246          23,063          124,826
Units redeemed and transferred                    (1,246)       (148,268)        163,274          114,519
                                              -------------- --------------- ---------------- ---------------
Units outstanding at December 31, 1999            12,554         141,359         275,865          239,345
                                              ============== =============== ================ ===============

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                    Notes to Financial Statements (continued)




3. Contract Owners' Equity (continued)

                                                                                                      WRL J. P.
                                                                      WRL LKCM        WRL Alger       Morgan Real
                                                      WRL Janus       Strategic       Aggressive        Estate
                                                       Global       Total Return        Growth        Securities
                                                     Subaccount      Subaccount       Subaccount      Subaccount
                                                    -------------- ---------------- --------------- ----------------

Units outstanding at January 1, 1998                         -               -                -               -
Units purchased                                              -               -                -               -
Units redeemed and transferred                               -               -                -               -
                                                    -------------- ---------------- --------------- ----------------
Units outstanding at December 31, 1998                       -               -                -               -
Units purchased                                         68,665           6,125           14,428           3,690
Units redeemed and transferred                          86,924           8,503           50,461          51,144
                                                    -------------- ---------------- --------------- ----------------
Units outstanding at December 31, 1999                 155,589          14,628           64,889          54,834
                                                    ============== ================ =============== ================


4. Administrative, Mortality and Expense Risk Charges

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for PBL's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund Account. The effective annual rate for this charge was .50%.

An administrative charge equal to .15% annually is deducted from the unit values of the subaccounts of the Mutual Fund Account. This charge is assessed daily by PBL. PBL also deducts an annual policy fee of $30 per contract. The annual policy fee is deducted proportionately from the subaccounts' accumulated value. These deductions represent reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.


5. Taxes

Operations of the Mutual Fund Account form a part of PBL, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of PBL for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PBL. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PBL.

                                                       THE ADVISOR'S EDGE SELECT
                                                                VARIABLE ANNUITY

                                                                  Issued Through

                                          Peoples Benefit Life Insurance Company
                                                              Separate Account V

                                                                              By

                                          Peoples Benefit Life Insurance Company

                                                                      Prospectus

                                                           December 1, 2000

The Advisor's Edge Select Variable Annuity (the "Policy") provides a means of investing on a tax-deferred basis in 29 portfolios of underlying mutual funds (the "Portfolios") and a fixed account which offers interest at rates that are guaranteed by Peoples Benefit Life Insurance Company. The Policy is an individual variable annuity policy and is intended for retirement savings or other long-term investment purposes. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Policy provides a Right to Cancel period of at least 20 days (30 days or more in some instances) during which the Policy may be cancelled.

Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios of the underlying mutual funds. These prospectuses give you important information about the Policy and the Portfolios, including the objectives, risks, and strategies of the Portfolios. A Statement of Additional Information for the Policy prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by calling our Administrative Offices at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus.

The Policy is not available in all states.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THE PORTFOLIOS

Alliance Variable Products Series Fund, Inc.
    Alliance Growth
    Alliance Premier Growth
    Alliance Technology

The Dreyfus Socially Responsible Growth Fund, Inc.

Endeavor Series Trust
    Dreyfus Small Cap Value
    Endeavor Enhanced Index
    T. Rowe Price International Stock

The Federated Insurance Series
    Federated American Leaders
    Federated High Income Bond
    Federated Prime Money
    Federated U.S. Government Securities
    Federated Utility

The Montgomery Funds III
    Montgomery Growth
    Montgomery Emerging Markets

Seligman Portfolios, Inc.
    Seligman Capital
    Seligman Communications and Information
    Seligman Global Technology

SteinRoe Variable Investment Trust
    Stein Roe Small Company Growth

Strong Variable Insurance Funds, Inc.
    Strong International Stock
    Strong Schafer Value

Transamerica Variable Insurance Fund, Inc.
    Transamerica VIF Growth

Wanger Advisors Trust
    Wanger U.S. Small Cap Advisor
    Wanger International Small Cap Advisor

Warburg Pincus Trust
    Warburg Pincus International Equity
    Warburg Pincus Small Company Growth

WRL Series Fund, Inc.
    WRL Alger Aggressive Growth
    WRL J.P. Morgan Real Estate Securities
    WRL Janus Growth
    WRL LKCM Strategic Total Return

 Contents

  2 Cross Reference to Definitions     26 Taxes

  3 Summary                            30 Access to Your Money

  8 Fee Table                          33 Performance

 11 Example                            35 Death Benefit

 13 The Annuity Policy                 38 Other Information

 14 Annuity Payments                   41  Table of Contents of Statement of
                                           Additional Information
 17 Purchase
                                       A-1  Appendix A (Condensed Financial
 20 Investment Options                      Information)

 25 Expenses

CROSS REFERENCE TO DEFINITIONS

We have generally defined the technical terms associated with the Policy where they are used in the prospectus. The following list shows where certain of the more technical and more frequently used terms are defined in the prospectus. In the text you can easily locate the defined word because it will appear in bold type or its definition will be covered in a space on the page set aside specifically for discussion of the term.

Accumulation Phase..........................................................  13

Adjusted Policy Value.......................................................  30

Annuitant...................................................................  39

Annuity Commencement Date...................................................  14

Annuity Payment Options.....................................................  14

Business Day................................................................  17

Cash Value..................................................................  30

Excess Interest Adjustment..................................................  31

Guaranteed Period Options...................................................  13

Income Phase................................................................  13

Initial Premium Payment.....................................................  17

Net Premium Payment.........................................................  18

Policy......................................................................  13

Policy Anniversary..........................................................  18

Policy Date.................................................................  18

Policy Owner................................................................  39

Policy Value................................................................  20

Policy Year.................................................................  18

Portfolios..................................................................  20

Premium Payment.............................................................  18

Qualified Policy............................................................  18

Right to Cancel Period......................................................  39

Tax Deferral................................................................  27

                                    SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1. THE ANNUITY POLICY

The Advisor's Edge Select Variable Annuity

Advisor's Edge Select is a flexible-premium multi-funded variable annuity offered by Peoples Benefit Life Insurance Company ("Peoples Benefit"). The Policy provides a means of investing on a tax-deferred basis in twenty-nine Portfolios of the underlying funds and a fixed account offered by Peoples Benefit.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Policy provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Policy among the twenty-nine Portfolios and the fixed account available under the Policy. You can contribute additional amounts to the Policy and you can take withdrawals from the Policy during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios of the underlying funds that you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Policy. See ANNUITY PAYMENTS, page 12, for more information about Annuity Payment Options.

2. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Policy allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of the payment rises or falls depending on the investment performance of the Portfolios of the underlying funds you have chosen) or a fixed basis (where the payment is guaranteed).

3. PURCHASE

You can buy the Policy with a minimum investment of $10,000 for Non-Qualified Policies and $1,000 for Qualified Policies. You can add $500 or more to Non-Qualified Policies and $25 or more to Qualified Policies at any time during the Accumulation Phase. Your Policy may not exceed $1,000,000 in total Premium Payments without our prior approval.

4. INVESTMENT OPTIONS

When you purchase the Policy, your Premium Payments are deposited into the Peoples Benefit Life Insurance Company Separate Account V (the "Separate Account"). The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios of the underlying mutual funds (the "Subaccounts"). The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Peoples Benefit, but are accounted for separately from the Company's other assets and can be used only to satisfy its obligations to the Policy Owners.

You can allocate your Premium Payments to one or more Subaccounts that invest exclusively in shares of the following Portfolios described in the twelve Funds' prospectuses and to the fixed account. The fixed account offers an interest rate that Peoples Benefit guarantees.

The Portfolios

Alliance Variable Products Series Fund, Inc.
Advised by Alliance Capital Management L.P.
   Alliance Growth Portfolio
   Alliance Premier Growth Portfolio
   Alliance Technology Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc.
Advised by The Dreyfus Corporation

Endeavor Series Trust
Advised by Endeavor Management Co.
   Dreyfus Small Cap Value Portfolio
   Endeavor Enhanced Index Portfolio
   T. Rowe Price International Stock Portfolio

The Federated Insurance Series
Advised by Federated Investment Management Company
   Federated American Leaders Fund II ("Federated American Leaders
    Portfolio")
   Federated High Income Bond Fund II ("Federated High Income Bond
    Portfolio")
   Federated Prime Money Fund II ("Federated Prime Money Portfolio") Federated Utility Fund II ("Federated Utility Portfolio") Federated Fund for U.S. Government Securities II ("Federated U.S.
    Government Securities Portfolio")

The Montgomery Funds III
Advised by Montgomery Asset Management, LLC
   Montgomery Variable Series: Growth Fund ("Montgomery Growth Portfolio") Montgomery Variable Series: Emerging Markets Fund ("Montgomery Emerging
    Markets Portfolio")

Seligman Portfolios, Inc.
Advised by J. & W. Seligman & Co. Incorporated
   Seligman Capital Portfolio
   Seligman Communications and Information Portfolio
   Seligman Global Technology Portfolio

SteinRoe Variable Investment Trust
Advised by Stein Roe & Farnham Incorporated
   Stein Roe Small Company Growth Fund, Variable Series, formerly Stein Roe
    Special Venture Fund ("Stein Roe Small Company Growth Portfolio")

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.
   Strong International Stock Fund II ("Strong International Stock
    Portfolio")
   Strong Schafer Value Fund II ("Strong Schafer Value Portfolio")

Transamerica Variable Insurance Fund, Inc.
Advised by Transamerica Investment Management, LLC.
   Transamerica VIF Growth Portfolio

Wanger Advisors Trust
Advised by Wanger Asset Management, L.P.
   Wanger U.S. Small Cap Advisor ("Wanger U.S. Small Cap Advisor Portfolio") Wanger International Small Cap Advisor ("Wanger International Small Cap
    Advisor Portfolio")

Warburg Pincus Trust
Advised by Credit Suisse Asset Management
   Warburg Pincus International Equity Portfolio
   Warburg Pincus Small Company Growth Portfolio

WRL Series Fund, Inc.
Advised by WRL Investment Management, Inc.
   Aggressive Growth Portfolio ("WRL Alger Aggressive Growth Portfolio") Real Estate Securities Portfolio ("WRL J.P. Morgan Real Estate Securities
    Portfolio")
   Growth Portfolio ("WRL Janus Growth Portfolio")

   Strategic Total Return Portfolio ("WRL LKCM Strategic Total Return
    Portfolio")

You can make or lose money in any of the Subaccounts that invest in these Portfolios depending on their investment performance.

5. EXPENSES

No sales load is deducted from Premium Payments.

No surrender charge applies to withdrawals. Full surrenders, partial withdrawals, and transfers from a Guaranteed Period Option of the fixed account may be subject to an Excess Interest Adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an Annuity Payment Option from a Guaranteed Period Option of the fixed account.

Peoples Benefit will deduct mortality and expense risk fees and administrative charges at an annual rate of either 1.45%, 1.50% or 1.60% per year from the assets in each Subaccount (depending on the death benefit you select).

On each Policy Anniversary and at the time of surrender during any Policy Year before the Annuity Commencement Date, we reserve the right to assess a service charge of up to $30 for policy administration expenses. The Service Charge will not be deducted on a Policy Anniversary or at the time of surrender if, at either of these times, (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.

You will also pay certain expenses associated with the operation of the Portfolios of the underlying funds.

6. TAXES

In general, you are not taxed on earnings on your investment in the Policy until you withdraw them or receive Annuity Payments. Earnings are taxed as ordinary income. During the Accumulation Phase, for tax purposes withdrawals are taken from earnings first, then from your investment in the Policy. For Annuity Payments, payments come partially from earnings and partially from your investment. You are taxed only on the earnings portion of each Annuity Payment. If you receive money from the Policy before age 59 1/2, you may have to pay a 10% penalty tax on the earnings portion received.

7. ACCESS TO YOUR MONEY

You can take money out of your Policy at any time during the Accumulation Phase. Each withdrawal you make must be at least $500. If you have a Policy Value in the fixed account, you may take up to 10% free of Excess Interest Adjustments. Amounts withdrawn in excess of the 10% free amount, may be subject to Excess Interest Adjustments.

You may have to pay income tax and a tax penalty on any money you take out.

8. PERFORMANCE

The investment performance of the Subaccounts you choose directly affects the value of your Policy. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, Peoples Benefit may advertise the investment performance of the Subaccounts. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission ("SEC"), as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

9. DEATH BENEFIT

If you are both the owner and the annuitant and you die before the Income Phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

You may choose one of the following guaranteed minimum death benefits:

 . Return of Premium - available if the owner or annuitant is age 0 to 85 on the Policy Date

 . 6 Year Step-Up To Age 81 - available if the owner or annuitant is age 0 to 75 on the Policy Date

 .  Double Enhanced Death Benefit - available if the owner or annuitant is age
   0 to 79 on the Policy Date

If the guaranteed minimum death benefit is not available because of the age of the owner or annuitant, the death benefit will be the greater of the Policy Value or the Cash Value as of the date of death.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

10. OTHER INFORMATION

Additional Features

This Policy has additional features that might interest you. These features are not available in all states and may not be suitable for your particular situation. These include the following:

 . You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your Policy is in the Accumulation Phase. This feature is referred to as the "systematic payout option." Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

 . Under certain medically related circumstances, we will allow you to surrender or partially withdraw your Policy Value without an Excess Interest Adjustment. This feature is called the "Nursing Care and Terminal Condition Withdrawal Option."

 . Under certain unemployment circumstances, you may withdraw all or a portion of the Policy Value free of Excess Interest Adjustments. This feature is called the "Unemployment Waiver."

 .  You may make transfers and/or change the allocation of additional Premium
   Payments by telephone.

 . You can arrange to have a certain amount of money (at least $500) automatically transferred from the fixed account or the Federated Prime Money Portfolio either monthly or quarterly, into your choice of Subaccounts. This feature is called "Dollar Cost Averaging."

Right to Cancel Period

The Policy provides for a Right to Cancel Period of 20 days (30 or more days in some instances as specified in your Policy) plus a 5-day period to allow for mail delivery. To cancel your investment, please return your Policy to us or to the agent from whom you purchased the Policy.

Peoples Benefit Life Insurance Company

Peoples Benefit Life Insurance Company is a life insurance company incorporated under Iowa law. It is principally engaged in offering life insurance and annuity policies.

Peoples Benefit Life Insurance Company Separate Account V

The Separate Account is a unit investment trust registered with the SEC and operating under Iowa law. The Separate Account has twenty-nine Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying Funds.

Other topics

Additional information on the topics summarized above and on other topics not summarized here can be found at OTHER INFORMATION, page 33.

11. INQUIRIES AND POLICY AND POLICYHOLDER INFORMATION

For more information about the Advisor's Edge Select variable annuity, call or write: Peoples Benefit Life Insurance Company, Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, 800-866-6007.

If you have questions about your Policy, please telephone our Administrative Offices at 800-866-6007 between the hours of 8 a.m. and 6 p.m. Eastern time. Please have ready the Policy number and the Policy Owner's name when you call. As Policy Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly and annual statements.

FEE TABLE

The following table illustrates all expenses (except for Premium Taxes that may be assessed) that you would incur as a Policy Owner. The purpose of this table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a purchaser of the Policy. The fee table reflects all expenses for both the Separate Account and the Funds. For a complete discussion of Policy costs and expenses, see EXPENSES, page 22.

Policy Owner Transaction Expenses
Sales Load Imposed on Premiums.................................     None
Contingent Deferred Sales Load (surrender charge)..............     None
Exchange Fees.................................................. $10(/1/)
Annual Policy Service Charge................................... $30(/2/)
Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Mortality and Expense Risk Fee.................................     1.45%
Administrative Charge..........................................     0.15%
                                                                --------
Total Annual Separate Account Expenses.........................     1.60%(/3/)

(/1/)Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

(/2/)Peoples Benefit does not currently charge an Annual Policy Service
     Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If the Company assesses a Service Charge, it will not be deducted on a Policy if (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.

(/3/)Total Annual Separate Account Expenses shown (1.45%) applies to the
     Double Enhanced Death Benefit option. This reflects a fee that is 0. 10% and 0.15% per year higher than the 1.35% and 1.30% corresponding fees for the 6 Year Step-Up Death Benefit and Return of Premium Death Benefit options, respectively.

                           Portfolio Annual Expenses

Except as indicated, the figures below are based on expenses for fiscal year 1999 (as a percentage of each Portfolio's average net assets after fee waiver and/or expense reimbursement limitation, if applicable).

                                                         Rule
                               Management and    Other   12b-1  Total Portfolio
                              Advisory Expenses Expenses  Fee   Annual Expenses
                              ----------------- -------- -----  ---------------
Alliance Growth Portfolio...        0.75%         0.12%  0.25%       1.12%
Alliance Premier Growth
 Portfolio..................        1.00%         0.04%  0.25%       1.29%
Alliance Technology
 Portfolio/8/ ..............        0.86%         0.09%  0.25%       1.20%
Dreyfus Small Cap Value
 Portfolio/1/ ..............        0.80%         0.10%  0.32%       1.22%
Dreyfus Socially Responsible
 Growth Fund................        0.75%         0.04%   --         0.79%
Endeavor Enhanced Index
 Portfolio..................        0.75%         0.03%   --         0.78%
Federated American Leaders
 Portfolio..................        0.75%         0.13%   --         0.88%
Federated High Income Bond
 Portfolio..................        0.60%         0.19%   --         0.79%
Federated Prime Money
 Portfolio..................        0.50%         0.23%   --         0.73%
Federated U.S. Government
 Securities Portfolio.......        0.60%         0.24%   --         0.84%
Federated Utility
 Portfolio..................        0.75%         0.19%   --         0.94%
Montgomery Growth
 Portfolio/2/ ..............        0.52%         0.73%   --         1.25%
Montgomery Emerging Markets
 Portfolio..................        1.25%         0.37%   --         1.62%
Seligman Capital
 Portfolio/9/ ..............        0.40%         0.19%  0.25%       0.84%
Seligman Communication and
 Information Portfolio/9/ ..        0.75%         0.11%  0.25%       1.11%
Seligman Global Technology
 Portfolio/9/ /10/ .........        1.00%         0.40%  0.15%       1.55%
Stein Roe Small Company
 Growth Portfolio...........        0.65%         0.02%   --         0.67%
Strong International Stock
 Portfolio..................        1.00%         0.16%   --         1.16%
Strong Schafer Value
 Portfolio..................        1.00%         0.20%   --         1.20%
Transamerica VIF Growth
 Portfolio/7/ ..............        0.70%         0.15%   --         0.85%
T. Rowe Price International
 Stock Portfolio/3/ ........        0.90%         0.10%   --         1.00%
Wanger U.S. Small Cap
 Advisor Portfolio..........        0.96%         0.06%   --         1.02%
Wanger International Small
 Cap Advisor Portfolio......        1.25%         0.24%   --         1.49%
Warburg Pincus International
 Equity Portfolio/4/ .......        1.00%         0.32%   --         1.32%
Warburg Pincus Small Company
 Growth Portfolio/4/ .......        0.90%         0.24%   --         1.14%
WRL Alger Aggressive Growth
 Portfolio..................        0.80%         0.09%   --         0.89%
WRL J.P. Morgan Real Estate
 Securities Portfolio/5/ ...        0.80%         0.20%   --         1.00%
WRL Janus Global/6/ ........        0.80%         0.12%   --         0.92%
WRL Janus Growth
 Portfolio/6/ ..............        0.80%         0.05%   --         0.85%
WRL LKCM Strategic Total
 Return Portfolio...                0.80%         0.06%   --         0.86%

/1/For the Dreyfus Small Cap Portfolio, the Management and Advisory Expenses were 0.80% and Other Expenses before reimbursements were 0.10%. Therefore, Total Portfolio Annual Expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 0.90%. The Board of Trustees of Endeavor Series Trust has authorized an arrangement whereby, subject to best price and execution, executing brokers will share commissions with the Trust's affiliated broker. Under supervision of the Trustees, the affiliated broker will use the "recaptured commission" to promote marketing of the Trust's shares. The staff of the SEC believes that, through the use of these recaptured commissions, the Trust is indirectly paying for distribution expenses and that such amounts must be shown as 12b-1 fees in the above table. The use of recaptured commission to promote the sale of the Trust's shares involves no additional costs to the Trust or any Policy Owner. Endeavor Series Trust, on the basis of advice of counsel, does not believe that recaptured brokerage commissions should be treated as 12b-1 fees. For more information on the Trust's Brokerage Enhancement Plan, see the Trust's prospectus accompanying this prospectus.

/2/A 1.0% reimbursement was applied to the management fees. Absent the reimbursement, the Management and Advisory Expenses, Other Expenses, and Total Portfolio Annual Expenses would have been 1.52%, 0.73%, and 2.25% respectively.

/3/For the T. Rowe Price International Stock Portfolio, the Management and
   Advisory Expenses were 0.90% and Other Expenses were 0.01%. Therefore, Total Portfolio Annual Expenses (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 0.91%.

/4/Management and Advisory Expenses, Other Expenses, and Total Portfolio
   Annual Expenses are based on actual expenses for the fiscal year ending December 31, 1999. Management and Advisory Expenses were 1.00% for the Warburg Pincus International Equity and 0.90% for the Warburg Pincus Small Company Growth portfolios. Other Expenses equaled 0.33% and 0.25%, respectively, so that the Total Portfolio Annual Expenses were 1.33% for the Warburg Pincus International Equity and 1.15% Warburg Pincus Small Company Growth portfolios. This includes transfer agency offsets that reduced the fees by 0.01% each.

/5/WRL Management, Inc. ("WRL Management") has undertaken, until at least
   April 30, 2001, to pay expenses on behalf of the portfolios of the WRL Fund to the extent normal operating expenses of the portfolio exceed a stated percentage of each portfolios average daily net assets. In 1999, WRL Management reimbursed WRL J. P. Morgan Real Estate Securities Portfolio in the amount of $51,924. Without such reimbursement, the total annual expenses during 1999 for this portfolio would have been 2.69%.

/6/For WRL Janus Growth, WRL Management previously waived 0.025% of its advisory fee for the first $3 billion of the portfolio's average daily net assets (net fee: 0.775%); and 0.05% for the portfolio's average daily net assets above $3 billion (net fee: 0.75%). For WRL Janus Global, WRL Management currently waives 0.025% of its advisory fee on portfolio average daily net assets over $2 billion (net fee: 0.775%). The waivers for WRL Janus Growth and WRL Janus Global were voluntary and were terminated on June 25, 2000.

/7/For the Transamerica VIF Growth Portfolio, the Management and Advisory
   Expenses before waivers were 0.75% and Other Expenses before reimbursements were 0.15%. Therefore, Total Portfolio Annual Expenses before waivers and Other Expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 0.90%.

/8/For the fiscal year ended December 31, 1999, the Adviser waived and/or reimbursed certain fees and expenses to maintain a total expense ratio of 1.20%. Absent such waivers and/or reimbursement, Management and Advisory Expenses, Other Expenses and Rule 12b-1 Fees would have been 1.00%, 0.18%, and 0.25%, respectively.

/9/Class 2 shares of each Seligman Portfolio were first offered on May 1, 2000. Expense figures shown for Rule 12b-1 Fees are estimated for the fiscal year 2000.

/10/J. & W. Seligman & Co. Incorporated, the Manager, has agreed to reimburse other expenses which exceed 0.40% per annum of average net assets of Seligman Global Technology Portfolio. Without such reimbursement, other expenses for 1999 would have been 0.41%.

EXAMPLE

The following example illustrates the expenses that you would incur on a $1,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period. The examples assume that current fee waivers and expense reimbursement arrangements for the funds continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy's Annuity Payment Options.

A = Double Enhance Death Benefit Option (1.45%)
B = Return of Premium Death Benefit Option (1.30%)
C = 6 Year Step-Up To Age 81 Death Benefit Option (1.35%)

                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
Alliance Growth Portfolio.................  A     28      84     144     305
                                            B     26      80     137     290
                                            C     27      81     139     295
Alliance Premier Growth Portfolio.........  A     29      89     152     321
                                            B     28      85     145     307
                                            C     28      87     147     312
Alliance Technology Portfolio.............  A     28      87     148     313
                                            B     27      82     141     298
                                            C     27      84     143     303
Dreyfus Small Cap Value Portfolio.........  A     29      87     149     315
                                            B     27      83     141     300
                                            C     28      84     144     305
Dreyfus Socially Responsible Growth Fund..  A     24      75     128     273
                                            B     23      70     120     257
                                            C     23      72     123     263
Endeavor Enhanced Index Portfolio.........  A     24      74     127     272
                                            B     23      70     119     256
                                            C     23      71     122     262
Federated American Leaders Portfolio......  A     25      77     132     282
                                            B     24      73     125     267
                                            C     24      74     127     272
Federated High Income Bond Portfolio......  A     24      75     128     273
                                            B     23      70     120     257
                                            C     23      72     123     263
Federated Prime Money Portfolio...........  A     24      73     125     267
                                            B     22      68     117     251
                                            C     23      70     119     256
Federated U.S. Government Securities
 Portfolio................................  A     25      76     130     278
                                            B     23      72     123     263
                                            C     24      73     125     268
Federated Utility Portfolio...............  A     26      79     135     288
                                            B     24      75     128     273
                                            C     25      76     130     278
Montgomery Growth Portfolio...............  A     29      88     150     318
                                            B     27      84     143     303
                                            C     28      85     145     308
Montgomery Emerging Markets Portfolio.....  A     32      99     168     352
                                            B     31      95     161     338
                                            C     31      96     164     343

                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
Seligman Capital Portfolio................  A     25      76     130     278
                                            B     23      72     123     263
                                            C     24      73     125     268
Seligman Communications and Information
 Portfolio................................  A     27      84     143     304
                                            B     26      80     136     290
                                            C     26      81     139     294
Seligman Global Technology Portfolio......  A     32      97     165     346
                                            B     30      93     158     332
                                            C     31      94     160     336
Stein Roe Small Company Growth Portfolio..  A     23      71     122     261
                                            B     22      66     114     245
                                            C     22      68     116     250
Strong International Stock Portfolio......  A     28      86     146     309
                                            B     26      81     139     294
                                            C     27      83     141     299
Strong Schafer Value Portfolio............  A     28      87     148     313
                                            B     27      82     141     298
                                            C     27      84     143     303
Transamerica VIF Growth Portfolio.........  A     25      76     131     279
                                            B     23      72     123     264
                                            C     24      73     126     269
T. Rowe Price International Stock
 Portfolio................................  A     26      81     138     293
                                            B     25      76     131     279
                                            C     25      78     133     284
Wanger U.S. Small Cap Advisor Portfolio...  A     27      81     139     295
                                            B     25      77     132     281
                                            C     26      78     134     286
Wanger International Small Cap Advisor
 Portfolio................................  A     31      95     162     340
                                            B     30      91     155     326
                                            C     30      92     157     331
Warburg Pincus International Equity
 Portfolio................................  A     30      90     154     324
                                            B     28      86     146     310
                                            C     29      87     149     315
Warburg Pincus Small Company Growth
 Portfolio................................  A     28      85     145     307
                                            B     26      81     138     292
                                            C     27      82     140     297
WRL Alger Aggressive Growth Portfolio.....  A     25      78     134     285
                                            B     24      74     126     270
                                            C     24      75     129     275
WRL J.P. Morgan Real Estate Securities
 Portfolio................................  A     26      81     138     293
                                            B     25      76     131     279
                                            C     25      78     133     284
WRL Janus Global Portfolio................  A     26      79     136     289
                                            B     24      75     128     274
                                            C     25      76     131     279
WRL Janus Growth Portfolio................  A     25      76     130     277
                                            B     23      71     122     262
                                            C     24      73     125     267
WRL LKCM Strategic Total Return
 Portfolio................................  A     25      77     131     280
                                            B     23      72     124     265

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Policy.

CONDENSED FINANCIAL INFORMATION

Please note that Appendix A contains a history of accumulation unit values in a table labeled "Condensed Financial Information."

1. THE ANNUITY POLICY

The Advisor's Edge Select variable annuity is a flexible-premium multi-funded variable annuity offered by Peoples Benefit. The Policy provides a means of investing on a tax-deferred basis in twenty-nine Portfolios of the underlying mutual funds (the "Portfolios") and a fixed account. The fixed account offers interest rates that Peoples Benefit guarantees will not decrease during the selected guaranteed period. There may be a different interest rate for each different guaranteed period that you select. The Guaranteed Period Options are the various interest rate periods for the fixed account which Peoples Benefit may offer and into which Premium Payments may be paid or amounts transferred.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Policy is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. The tax-deferred feature of the Policy is unnecessary when the Policy is purchased to fund a qualified plan.

About the Policy

The Advisor's Edge Select variable annuity is a policy between you, the Policy Owner, and Peoples Benefit, the issuer of the Policy.

The Policy provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Policy and ends immediately before the Annuity Commencement Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Policy among the twenty-nine available Portfolios and the fixed account. The Policy is a variable annuity because the value of your investment in the Subaccounts can go up or down depending on the investment performance of the Subaccounts you choose. The Policy is a flexible-premium annuity because you can make additional investments of at least $500 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you withdraw them.

Other benefits available during the Accumulation Phase include the ability to:

 . Make transfers among your Subaccount choices at no charge and without current tax consequences. (See Transfers Among the Subaccounts and the Fixed Account, page 23.)

 . Withdraw all or part of your money with no surrender penalty charged by Peoples Benefit, although you may incur income taxes and a 10% penalty tax. (See Full and Partial Withdrawals, page 30.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Policy and the Annuity Payment Option you select. The Annuity Payment Options are explained at ANNUITY PAYMENTS, page 14.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Subaccounts you choose. If fixed, the payment amounts are guaranteed.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Policy, money you have allocated to the Subaccounts is deposited into Peoples Benefit's Separate Account V. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Peoples Benefit but are accounted for separately from Peoples Benefit's other assets and can be used only to satisfy its obligations to Policy Owners.

2. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Policy Owner, you exercise control over when the Income Phase begins by specifying an Annuity Commencement Date on the customer order form when you purchase the Policy. The Annuity Commencement Date is the date on which annuity payments begin. You may also change the Annuity Commencement Date at any time in writing, as long as the Annuitant or Joint Annuitant is living and Peoples Benefit receives the request at least 30 days before the then-scheduled Annuity Commencement Date. Any Annuity Commencement Date you request must be at least 30 days from the day Peoples Benefit receives written notice of it. This date may be any date at least thirty days after the Policy Date and may not be later than the last day of the Policy month starting after the Annuitant attains age 85, except as expressly allowed by Peoples Benefit. In no event will this date be later than the last day of the month following the month in which the Annuitant attains age 95.

The Annuity Commencement Date for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The Policy provides five Annuity Payment Options that are described below. You may choose any combination of Annuity Payment Options. Peoples Benefit will use your Adjusted Policy Value to provide these annuity payments. The Adjusted Policy Value is the Policy Value increased or decreased by any applicable Excess Interest Adjustment. If the Adjusted Policy Value on the Annuity Commencement Date is less than $2,000, Peoples Benefit reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (Peoples Benefit reserves the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments under Annuity Payment Options 3-V or 5-V, the amount of each payment will be set on the Annuity Commencement Date and will not change. You may, however, choose to receive variable payments under Annuity Payment Options 3-V and 5-V. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in your Policy. The dollar amount of additional variable payments will vary based on the investment performance of the Subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease.

A charge for Premium Taxes and an Excess Interest Adjustment may be made when annuity payments begin.

The Annuity Payment Options are explained below. Options 1, 2, and 4 are fixed only. Options 3 and 5 can be fixed or variable.

 . Payment Option 1 - Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time to which you and Peoples Benefit agree. You and Peoples Benefit will agree on withdrawal rights when you elect this option.

 . Payment Option 2 - Income for a Specified Period. We will make level payments only for a fixed period you choose. No funds will remain at the end.

 .  Payment Option 3 - Life Income. You may choose between:

  Fixed Payments

  . No Period Certain - We will make level payments only during the annuitant's lifetime.

  . 10 Years Certain - We will make level payments for the longer of the annuitant's lifetime or ten years.

  . Guaranteed Return of Policy Proceeds - We will make level payments for the longer of the annuitant's lifetime or until the total dollar amount of payments we make to you equals the amount applied to this option.

  Variable Payments

  . No Period Certain - Payments will be made only during the lifetime of the annuitant.

  . 10 Years Certain - Payments will be made for the longer of the annuitant's lifetime or ten years.

 . Payment Option 4 - Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

 .  Payment Option 5 - Joint and Survivor Annuity. You may choose between:

  Fixed Payments

  . Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

  Variable Payments

  . Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Other annuity payment options may be arranged by agreement with Peoples Benefit. Certain annuity payment options may not be available in all states.

NOTE CAREFULLY:

IF:

 .  you choose Life Income with No Period Certain or a Joint and Survivor
   Annuity; and

 . the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

 .  we may make only one (two, three, etc.) annuity payments.

IF:

 .  you choose Income for a Specified Period, Life Income with 10 years
   Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

 . the person receiving payments dies prior to the end of the guaranteed period;

THEN:

 . the remaining guaranteed payments will be continued to that person's beneficiary, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving payments is responsible for keeping Peoples Benefit informed of their current address.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Policy's Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, Peoples Benefit determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Policy. This amount depends on the value of your Policy on the Annuity Commencement Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes.

Impact of Annuitant's Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

            A Few Things to Keep in Mind Regarding Annuity Payments

 . If an Annuity Payment Option is not selected, Peoples Benefit will assume that you chose the Payment Option 3 - Life Income (with 10 years of payments guaranteed). Any amounts in a Subaccount immediately before the Income Phase begins will be applied under a variable Annuity Payment Option based on the performance of that Subaccount.

 . Peoples Benefit reserves the right to change the frequency if payments would be less than $50. If on the Annuity Commencement Date, the Adjusted Policy Value is less than $2,000, Peoples Benefit reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option.

 . From time to time, Peoples Benefit may require proof that the Annuitant, Joint Annuitant, or Policy Owner is living.

 . If someone has assigned ownership of a Policy to you, or if a non-natural person (e.g., a corporation) owns a Policy, you may not start the Income Phase of the Policy without Peoples Benefit's consent.

 . At the time Peoples Benefit calculates your fixed Annuity Payments, Peoples Benefit may offer more favorable rates than those guaranteed in the Annuity Tables found in the Policy.

 . Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

 . If you have selected a variable Annuity Payment Option, you may change the Subaccount funding the variable Annuity Payments by written request or by calling 800-866-6007.

 . You may select an Annuity Payment Option and allocate a portion of the value of your Policy to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

 . If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee's address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee's responsibility to keep Peoples Benefit informed of the Payee's most current address of record.


3. PURCHASE

Customer Order Form and Issuance of Policies

To invest in the Advisor's Edge Select variable annuity, you should send a completed customer order form and your Initial Premium Payment to the address indicated on the customer order form. If you wish to make a personal delivery by hand or courier to Peoples Benefit of your completed customer order form and Initial Premium Payment (rather than through the mail), do so at our Administrative Offices, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Peoples Benefit will issue a Policy only if the Annuitant and Joint Annuitant are 85 years of age or less.

If the customer order form and any other required documents are received in good order, Peoples Benefit will issue the Policy and will credit the Initial Premium Payment within two Business Days after receipt. (A Business Day is any day that the New York Stock Exchange is open for trading.) Along with the Policy, Peoples Benefit will also send a Policy acknowledgment form, which you should complete, sign, and return in accordance with its instructions. Please note that until Peoples Benefit receives the acknowledgment form signed by the Owner and any Joint Owner, the Owner and any Joint Owner must obtain a signature guarantee on their written signed request in order to exercise any rights under the Policy.

If Peoples Benefit cannot credit the Initial Premium Payment because the customer order form or other required documentation is incomplete, Peoples Benefit will contact the applicant in writing, explain the reason for the delay, and refund the Initial Premium Payment within five Business Days unless the applicant consents to Peoples Benefit's retaining the Initial Premium Payment and crediting it as soon as the necessary requirements are fulfilled.

In addition to Non-Qualified Policies, Peoples Benefit also offers the Advisor's Edge Select as a Qualified Policy. Note that Qualified Policies contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Policy. (See QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES, page 30.)

                                  DEFINITION

                               Qualified Policy

 When the term "Qualified Policy" is used in this prospectus we mean a Policy that qualifies as an individual retirement annuity under either Section 403(b), 408(b), or 408A of the Internal Revenue Code.


Premium Payments

A Premium Payment is any amount you use to buy or add to the Policy. A Premium Payment may be reduced by any applicable Premium Tax. In that case, the resulting amount is called a Net Premium Payment. The initial Net Premium Payment is credited to the Policy within two business days of receipt of the Premium Payment, customer order form and other required documents.

            A Few Things to Keep in Mind Regarding Premium Payments

 .  The minimum Initial Premium Payment for a Non-Qualified Policy is
    $10,000.

 . The minimum Initial Premium Payment for a Qualified Policy is $1,000 (or $50 if by payroll deduction).

 . You may make additional Premium Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Premium Payments must be at least $500 for Non-Qualified Policies. Additional Premium Payments must be at least $25 for Qualified Policies.

 . Additional Premium Payments received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Policy as of the close of business that same day.

 . The total of all Premium Payments may not exceed $1,000,000 without our prior approval.

 . Your Initial Net Premium Payment will be immediately invested among the Subaccounts selected in your customer order form. See Allocation of Premium Payments, page 19, for more information.


The date on which the Policy is issued is called the Policy Date. A Policy Anniversary is any anniversary of the Policy Date. A Policy Year is a period of twelve months starting with the Policy Date or any Policy Anniversary.

                                  DEFINITION

                                  Premium Tax

 A Premium Tax is a regulatory tax some states assess on the Premium Payments made into a Policy. If we should have to pay any Premium Tax, we will deduct it from the Policy Value on the Annuity Commencement Date, date of death, or date of full surrender.

 As of the date of this Prospectus, the following state assesses a Premium Tax on all initial and subsequent Purchase Payments:

                                                         Qualified Non-Qualified
                                                         --------- -------------
       South Dakota.....................................   0.00%       1.25%

 As of the date of this Prospectus, the following states assess a Premium Tax against the Adjusted Policy Value if the Owner chooses an Annuity Payment Option instead of receiving a lump sum distribution:

                                                         Qualified Non-Qualified
                                                         --------- -------------
       California.......................................   0.50%       2.35%
       Maine............................................   0.00        2.00
       Nevada...........................................   0.00        3.50
       West Virginia....................................   1.00        1.00
       Wyoming..........................................   0.00        1.00


Purchasing by Wire

For wiring instructions, please contact our Administrative Office at 800-866-
6007.

Allocation of Premium Payments

You specify on the customer order form what portion of your Premium Payments you want to be allocated among which Subaccounts and which Guaranteed Period Options. You may allocate your Premium Payments to one or more Subaccounts or to any of the Guaranteed Period Options. All allocations you make to the Subaccounts must be in whole-number percentages totaling 100%.

Should your investment goals change, you may change the allocation percentages for additional Net Premium Payments by sending written notice to or by calling Peoples Benefit. Requests for Transfers received before the close of the New York Stock Exchange (generally 4 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

                         WHAT'S MY POLICY WORTH TODAY?

                                  Policy Value

 The Policy Value of your Policy is the value of all amounts accumulated under the Policy during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Policy is opened, the Policy Value is equal to your Initial Net Premium Payment. On any Business Day thereafter, the Policy Value equals the Policy Value from the previous Business Day, plus -

 .  any additional Net Premium Payments credited

 . any increase in the Policy Value due to investment results of the Subaccount(s) you selected and the interest credited to the Guaranteed Period Options

 .  Positive Excess Interest Adjustment, if applicable

 minus -

 . any decrease in the Policy Value due to investment results of the Subaccount(s) you selected

 .  the daily Mortality and Expense Risk Fee

 .  the daily Administrative Expense Charge

 .  the Annual Policy Service Charge, if applicable

 .  any withdrawals

 .  any charges for Transfers made after the first twelve in a Policy Year

 .  Negative Excess Interest Adjustment, if applicable

 .  any Premium Taxes that occur during the Valuation Period.

 The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day.

 You should expect the Policy Value of your Policy to change from Valuation Period to Valuation Period, reflecting the investment experience of the Subaccounts you have selected as well as the daily deduction of charges.

 An Accumulation Unit is a measure of your ownership interest in the Policy during the Accumulation Phase. When you allocate your Net Premium Payments to a selected Subaccount, Peoples Benefit will credit a certain number of Accumulation Units to your Policy. Peoples Benefit determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the payment is received. Each Subaccount has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Subaccount. The net rate of return reflects the performance of the Subaccount for the Valuation Period and is net of asset charges to the Subaccount. Per Subaccount, the Policy Value equals the number of Accumulation Units multiplied by the Accumulation Unit Value for that Subaccount.

 All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value. Only in this way can these earnings remain tax-deferred.


4. INVESTMENT OPTIONS

The Advisor's Edge Select variable annuity offers you a means of investing in twenty-nine Portfolios offered by twelve different investment companies (each investment company a "Fund") and a fixed account. The companies that provide investment advice and administrative services for the underlying fund Portfolios offered through this Policy are listed below. More detailed information, including an explanation of the Portfolio's investment objectives, may be found in the current prospectuses for the underlying funds, which are attached to this prospectus. You should read the prospectuses for the underlying funds carefully before you invest. For information about the fixed account and the Guaranteed Period Options, see The Fixed Account, page 22.

The general public may invest in the Portfolios only through certain insurance policies and qualified plans. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. However, you should not expect that the investment results of any publicly available funds or portfolios will be comparable to those of the Portfolios.

The Policy was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such exchanges may be disruptive to an underlying fund portfolio. The Company reserves the right to reject any Premium Payment or exchange request from any person, if, in the Company's judgment, an underlying fund portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject the Company's purchase order.

Alliance Variable Products Series Fund, Inc.
Advised by Alliance Capital Management L.P.
   Alliance Growth Portfolio
   Alliance Premier Growth Portfolio
   Alliance Technology Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc.
Advised by The Dreyfus Corporation

Endeavor Series Trust
Advised by Endeavor Management Co.
   Dreyfus Small Cap Value Portfolio
   Endeavor Enhanced Index Portfolio
   T. Rowe Price International Stock Portfolio

The Federated Insurance Series
Advised by Federated Investment Management Company
   Federated American Leaders Portfolio
   Federated High Income Bond Portfolio
   Federated Prime Money Portfolio
   Federated U.S. Government Securities Portfolio
   Federated Utility Portfolio

The Montgomery Funds III
Advised by Montgomery Asset Management, LLC
   Montgomery Growth Portfolio
   Montgomery Emerging Markets Portfolio

Seligman Portfolios, Inc.
Advised by J. & W. Seligman & Co.
   Seligman Capital Portfolio
   Seligman Communications and Information Portfolio
   Seligman Global Technology Portfolio

SteinRoe Variable Investment Trust
Advised by Stein Roe & Farnham Incorporated
   Stein Roe Small Company Growth Portfolio

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.
   Strong International Stock Portfolio
   Strong Schafer Value Portfolio

Transamerica Variable Insurance Fund, Inc.
Advised by Transamerica Investment Management, LLC
   Transamerica VIF Growth Portfolio

Wanger Advisors Trust
Advised by Wanger Asset Management, L.P.
   Wanger U.S. Small Cap Advisor Portfolio
   Wanger International Small Cap Advisor Portfolio

Warburg Pincus Trust
Advised by Credit Suisse Asset Management
   Warburg Pincus International Equity Portfolio
   Warburg Pincus Small Company Growth Portfolio

WRL Series Fund, Inc.
Advised by WRL Investment Management, Inc.
   WRL Alger Aggressive Growth Portfolio
   WRL J.P. Morgan Real Estate Securities Portfolio
   WRL Janus Growth Portfolio
   WRL LKCM Strategic Total Return Portfolio

The following Subaccount is only available to Owner's who held an investment in this Subaccount on September 1, 2000. However, if you withdraw all of your money from this Subaccount after September 1, 2000, you may not reinvest your money into this Subaccount.

WRL Series Fund, Inc.
Advised by WRL Investment Management, Inc.
   WRL Janus Global Portfolio

There is no assurance that a Portfolio will achieve its stated objective.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Funds. The investment advisors to some of the Funds may compensate Peoples Benefit for providing administrative services in connection with some of the Portfolios. Such compensation will be paid from the assets of the investment advisors.

The Fixed Account

Premium Payments allocated and amounts transferred to the fixed account become part of Peoples Benefit's general account. Interests in the general account have not been registered under the Securities Act of 1933, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 and 1940 Acts. Peoples Benefit has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

We guarantee that the interest credited to the fixed account will not be less than 3% per year. At the end of the Guaranteed Period Option you selected, the value in the Guaranteed Period Option will automatically be transferred into a new Guaranteed Period Option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Surrenders or partial withdrawals from a Guaranteed Period Option of the fixed account are subject to an Excess Interest Adjustment. This adjustment may increase or decrease the amount of interest credited to your policy. The Excess Interest Adjustment will not decrease the interest credited to your Policy below 3% per year, however. You bear the risk that we will not credit interest greater than 3% per year. We determine credited rates, which are guaranteed for at least one year, in our sole discretion.

If you select the fixed account, your money will be placed with Peoples Benefit's other general assets. The amount of money you are able to accumulate in the fixed account during the Accumulation Phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your Policy will remain level for the entire income phase.

Transfers Among the Subaccounts and the Fixed Account

Should your investment goals change, you may make unlimited transfers of money among the Subaccounts at no cost, subject to the following conditions:

 .  You may make requests for transfers in writing or by telephone. Peoples
   Benefit will process requests it receives before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

 . The minimum amount you may transfer from a Subaccount is $500 (unless the Policy Value in a Subaccount is less than $500).

 . Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for Transfers in excess of 12 per Policy Year.

 . Transfers out of a Guaranteed Period Option of the fixed account are limited to the following:

  -- Within 30 days prior to the end of the guaranteed period you must notify us that you wish to transfer the amount in that Guaranteed Period Option to another investment choice. No Excess Interest Adjustment will apply.

  -- Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest Premium Payment first.

  -- Other than at the end of a guaranteed period, transfers of amounts from the Guaranteed Period Option (in excess of interest credited), are subject to an Excess Interest Adjustment. If the adjustment is negative, then the maximum amount you can transfer is 25% of the amount in that Guaranteed Period Option, less any previous transfers during the current Policy Year. If the adjustment is positive, then we do not limit the amount that you can transfer.

  -- Transfers of the Guaranteed Period Option amounts equal to interest credited must be at least $50.

 .  There are no transfers permitted out of the Dollar Cost Averaging Fixed
   Account Option except through the Dollar Cost Averaging Program.

Telephone Transactions

You may establish the telephone transfer privilege on your Policy by completing the appropriate section of the Policy acknowledgment form you will receive with your Policy or by completing a separate telephone authorization form at a later date. You may also authorize a third party to initiate transactions by telephone by completing a third party authorization form or the appropriate section of the Policy acknowledgment form.

Peoples Benefit will take reasonable steps to confirm that instructions communicated by telephone are genuine. Before we act on any request, we will ask the caller for his or her Policy number and Social Security Number. In addition, we will take reasonable steps to confirm that instructions communicated by telephone from a third party are genuine. The third party caller will be asked for his or her name, company affiliation (if appropriate), the Policy number to which he or she is referring, and the Social Security number of the Policy Owner. This information will be verified with the Policy Owner's records prior to processing a transaction, and all transactions performed will be verified with the Policy Owner through a written confirmation statement. We will record all calls. Neither the Company nor the Funds shall be liable for any loss, cost, or expense for action on telephone instructions that are believed to be genuine in accordance with these procedures.

Asset Rebalancing

During the Accumulation Phase, you may instruct us to make automatic transfers of amounts among the Subaccounts in order to maintain a desired allocation of Policy Value among those Subaccounts. We will "rebalance" monthly, quarterly, semi-annually, or annually, beginning on the date you select. You must select the percentage of the Policy Value you desire in each of the various Subaccounts offered (totaling 100%). Rebalancing can be started, stopped, or changed at any time, except that rebalancing will not be available when Dollar-Cost Averaging is in effect or when any other transfer is requested.

Dollar Cost Averaging Program

During the Accumulation Phase, you may instruct us to automatically transfer money from the Dollar Cost Averaging Fixed Account Option or the Federated Prime Money Portfolio into any other Subaccounts. There is no charge for this program.

Complete and clear instructions must be received before a dollar cost averaging program will begin. The instructions must include:

 .  the Subaccounts into which money from the Dollar Cost Averaging Fixed
   Account (or other subaccount(s) used for dollar cost averaging) is to be transferred; and

 . either the dollar amount to transfer monthly or quarterly (each transfer must be at least $500) or the number of transfers (minimum of 6 monthly or 4 quarterly and maximum of 24 monthly or 8 quarterly).

Transfers must begin within 30 days. We will make the transfers on the 28th day of the applicable month. You may change your allocations at anytime.

Only one dollar cost averaging program can run at one time. This means that any addition to a dollar cost averaging program must change either the length of the program or the dollar amount of the transfers. New instructions must be received each time there is an addition to a dollar cost averaging program.

Any amount in the Dollar Cost Averaging Fixed Account (or other subaccount(s) used for dollar cost averaging) for which we have not received complete and clear instructions will remain in the Dollar Cost Averaging Fixed Account (or other such subaccount) until we receive the instructions. If we have not received complete and clear instructions within 30 days, the interest credited in the Dollar Cost

Averaging Fixed Account may be adjusted downward, but not below the guaranteed effective annual interest rate of 3%.

We may credit different interest rates for dollar cost averaging programs of varying time periods. If you discontinue the dollar cost averaging program before its completion, then the interest credited on amounts in the Dollar Cost Averaging Fixed Account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.

                               A CLOSER LOOK AT

                             Dollar-Cost Averaging

 The main objective of Dollar-Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to other Subaccounts each month, more Accumulation Units are credited to a Subaccount if the value per Accumulation Unit is low, while fewer Accumulation Units are credited if the value per Accumulation Unit is high. Therefore, it is possible to achieve a lower average cost per Accumulation Unit over the long term if the Accumulation Unit Value declines over that period. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.


5. EXPENSES

There are charges and expenses associated with the Policy that reduce the return on your investment in the Policy.

Excess Interest Adjustment

Withdrawals of Cash Value from the fixed account may be subject to an Excess Interest Adjustment. This adjustment could retroactively reduce (or increase) the interest credited in the fixed account to the guaranteed minimum of 3% per year. See "Excess Interest Adjustment" in Section 7 of this prospectus.

Mortality and Expense Risk Fee

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Policy. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Fee is dependent on the death benefit option you select on the customer order form. For the Return of Premium Death Benefit Option the mortality and expense risk fee is at an annual rate of 1.30%. For the 6 Year Step-Up Death Benefit Option the mortality and expense risk fee is at an annual rate of 1.35%. For the Double Enhanced Death Benefit Option the mortality and expense risk fee is at an annual rate of 1.45%.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit's surplus. If the charges collected under the Policy are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss.

                               A CLOSER LOOK AT

                      The Mortality and Expense Risk Fee

 Peoples Benefit assumes mortality risk in two ways. First, where Policy Owners elect an Annuity Payment Option under which Peoples Benefit guarantees a number of payments over a life or joint lives, Peoples Benefit assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, Peoples Benefit assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

 The expense risk that Peoples Benefit assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Policy, may not be great enough to cover the actual costs of issuing and administering the Policy.


Administrative Expense Charge

Peoples Benefit assesses each Policy an annual Administrative Expense Charge to cover the cost of issuing and administering each Policy and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Transfer Fee

You are allowed to make 12 free transfers per year before the Annuity Commencement Date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium Payments, asset rebalancing and dollar cost averaging tranfers are not considered transfers. All transfer requests made at the same time are treated as a single request.

Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. A complete description of these expenses is found in the "Fee Table" section of this prospectus and in each Fund's prospectus and Statement of Additional Information.

6. TAXES

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on Peoples Benefit's understanding of the treatment of annuity policies under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You should consult with a qualified tax adviser about your particular situation to ensure that your purchase of a Policy results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Policy until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See ANNUITY POLICIES OWNED BY NON-NATURAL PERSONS, page 25, and DIVERSIFICATION STANDARDS, page 29.)

                               A CLOSER LOOK AT

                                 Tax Deferral

 Tax deferral means no current tax on earnings in your Policy. The amount you would have paid in income taxes can be left in the Policy and earn money for you.

 One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

 Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.


Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Payout Option) from a Non-Qualified Policy during the Accumulation Phase, you as Policy Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Policy and then from the money you invested in the Policy. This "investment in the Policy" can generally be described as the cost of the Policy, and it generally includes all Premium Payments minus any amounts you have already received under the Policy that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Policy is treated as a partial withdrawal from a Policy. (If you are contemplating using your Policy as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Policy, for tax purposes each payment is deemed to return to you a portion of your investment in the Policy. Since with a Non-Qualified Policy you have already paid taxes on those amounts (the Policy was funded with after-tax dollars), you will not be taxed again on your investment only on your earnings.

For fixed Annuity Payments from a Non-Qualified Policy, in general, Peoples Benefit calculates the taxable portion of each payment using a formula known as the "exclusion ratio." This formula establishes the ratio that the investment in the Policy bears to the total expected amount of Annuity Payments for the term of the Policy. Peoples Benefit then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Policy, in general, Peoples Benefit calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, Peoples Benefit divides the investment in the Policy by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Policy has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Policies

Generally, the entire amount distributed from a Qualified Policy is taxable to the Policy Owner. In the case of Qualified Policies with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since Peoples Benefit has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

Tax Withholding

Federal tax law requires that Peoples Benefit withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies Peoples Benefit of that election. In certain situations, Peoples Benefit will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under the deferred annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59; (ii) made on or after the death of the Policy Owner or, where the Policy Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Policies);
(iii) attributable to the disability of the taxpayer which occurred after the purchase of the Policy (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) from a Qualified Policy (note, however, that other penalties may apply); (vi) under an immediate annuity policy (as defined in the Internal Revenue Code); (vii) that can be traced to an investment in the Policy prior to August 14, 1982; or
(viii) under a Policy that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee separates from service.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

For Qualified Policies, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

The penalty tax may not apply to distributions from Qualified Policies issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, or a distribution made on account of an Internal Revenue Service levy.

ANNUITY POLICIES OWNED BY NON-NATURAL PERSONS

Where a non-natural person (for example, a corporation) holds a Policy, that Policy is generally not treated as an annuity policy for federal income tax purposes, and the income on that Policy (generally the increase in the net Policy Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply where the estate of a decedent acquires a Policy, where an employer purchases a Policy on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue
Code).

MULTIPLE-POLICIES RULE

All non-qualified annuity policies issued by the same company (or affiliate) to the same Policy Owner during any calendar year are to be aggregated and treated as one policy for purposes of determining the amount includible in the taxpayer's gross income. Thus, any amount received under any Policy prior to the Policy's Annuity Commencement Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such policies. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-policies rules through the serial purchase of annuity policies or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Policies purchased by the same Policy Owner. Accordingly, a Policy Owner should consult a tax adviser before purchasing more than one Policy or other annuity policies. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code).)

TRANSFERS OF ANNUITY POLICIES

Any transfer of a Non-Qualified Policy during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Policy to the Policy Owner at the time of such transfer. The transferee's investment in the Policy will be increased by any amount included in the Policy Owner's income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code
Section 1041(a).

ASSIGNMENTS OF ANNUITY POLICIES

A transfer of ownership in a Policy, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Policy Owner may result in tax consequences to the Policy Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Policy Owner considering such a transfer or assignment of a Policy should contact a tax adviser about the potential tax effects of such a transaction.

DIVERSIFICATION STANDARDS

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A "look-through" rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Policy

Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Policy may need to be modified in order to remain in compliance. For these reasons, Peoples Benefit reserves the right to modify the Policy, as necessary, to maintain the tax-deferred status of the Policy.

We intend to comply with the diversification regulations to assure that the Policy continues to be treated as an annuity policy for federal income tax purposes.

QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES

Qualified Policies contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Policy should consult a personal tax adviser.

403(b) Policies

Peoples Benefit will offer Policies in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. More detailed information on 403(b) Policies may be found in the Statement of Additional Information.

7. ACCESS TO YOUR MONEY

The value of your Policy can be accessed during the Accumulation Phase

 .  by making a full or partial withdrawal

 .  by electing an Annuity Payment Option

 .  by your beneficiary in the form of a Death Benefit

 .  by taking systematic payouts

On or before the Annuity Commencement Date, the Policy Value is equal to the owner's:

 .  Premium Payments; minus

 .  partial withdrawals (including the net effect of any applicable Excess
   Interest Adjustments on such withdrawals); plus

 .  interest credited in the fixed account; plus or minus

 .  accumulated gains or losses in the separate account; minus

 .  service charges, rider fees, Premium Taxes, and transfer fees, if any.

On or before the Annuity Commencement Date, the Cash Value is equal to the Adjusted Policy Value. The Adjusted Policy Value is the Policy Value increased or decreased by any Excess Interest Adjustment.

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Policy. All partial withdrawals must be for at least $500.

On the date Peoples Benefit receives your request for a full withdrawal, the amount payable is the Cash Value. You will receive:

 .the value of your Policy; plus or minus

 .any Excess Interest Adjustment; minus

 .any applicable premium taxes and service charges

To make a withdrawal, send your written request on the appropriate Peoples Benefit form to our Administrative Offices.

 Because you assume the investment risk for amounts allocated to the Portfolios under the Policy, the total amount paid upon a full withdrawal of the Policy may be more or less than the total Premium Payments made (taking prior withdrawals into account).


Excess Interest Adjustment

Money that you withdraw from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to an Excess Interest Adjustment. At the time you request a withdrawal, if interest rates set by Peoples Benefit have risen since the date of the initial guarantee, the Excess Interest Adjustment will result in a lower Cash Value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the Excess Interest Adjustment will result in a higher Cash Value on surrender.

Excess Interest Adjustment

Money that you withdraw from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to an Excess Interest Adjustment. At the time you request a withdrawal, if interest rates set by Peoples Benefit have risen since the date of the initial guarantee, the Excess Interest Adjustment will result in a lower Cash Value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the Excess Interest Adjustment will result in a higher Cash Value on surrender.

Generally, all withdrawals from a Guaranteed Payment Option in excess of 10% of your cumulative Premium Payment is subject to an Excess Interest Adjustment. Beginning in the first Policy Year you can withdraw up to 10% of your cumulative Premium Payments each Policy Year, in one or more withdrawals, without an Excess Interest Adjustment. This is referred to as the "free percentage."

There will be no Excess Interest Adjustment on any of the following:

 .  lump sum withdrawals of the free percentage available;

 .  nursing care and terminal condition withdrawals

 .  unemployment withdrawals;

 .  withdrawals to satisfy the minimum distribution requirements; and

 . Systematic Payout Option payments, which do not exceed 10% of your cumulative Premium Payments divided by the number of payouts made per year.

Please note that under these circumstances you will not receive a higher Cash Value if interest rates have fallen nor will you receive a lower Cash Value if interest rates have risen.

Systematic Payout Option

You may elect to have a specified dollar amount provided to you from the portion of your Policy's value allocated to the Portfolios on a monthly, quarterly, semi-annual, or annual basis. The minimum amount for each Systematic Payout is $50. If payments are from the fixed account, then they cannot exceed the free percentage divided by the number of payments per year. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

You may elect this option by completing a Systematic Payout Option Request
Form.

Peoples Benefit must receive your Form at least 30 days before the date you want Systematic Payouts to begin. Peoples Benefit will process each Systematic Payout on the date and at the frequency you specified in your Systematic Payout Option Application Form. The start date for Systematic Payouts must be between the first and the twenty-eighth day of the month. You may discontinue the Systematic Payout Option at any time by notifying us in writing at least 30 days prior to your next scheduled withdrawal date.

We reserve the right to discontinue offering this option upon 30 days' notice, and we also reserve the right to charge a fee for the option.

Payment of Full or Partial Withdrawal Proceeds

Peoples Benefit will pay cash withdrawals within seven days after receipt of your written request for withdrawal except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

 . the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

 . an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

 .  the SEC permits a delay for your protection as a Policy Owner

 .  the payment is derived from premiums paid by check, in which case Peoples
   Benefit may delay payment until the check has cleared your bank

                            Taxation of Withdrawals

 For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, page 27, and Penalty Taxes on Certain Early Withdrawals, page 28.


Tax Withholding on Withdrawals

If you do not provide Peoples Benefit with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires Peoples Benefit to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government.

Nursing Care and Terminal Condition

No Excess Interest Adjustment will apply if you or your spouse has been:

 .  Confined in a hospital or nursing facility for 30 days in a row; or

 . Diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

This benefit may not be available in all states. See the Policy or endorsement for details and conditions.

Unemployment Waiver

No Excess Interest Adjustment will apply to withdrawals if you or your spouse is unemployed. In order to qualify, you (or your spouse, which is applicable) must have been:

 .  employed full time for at least two years prior to becoming unemployed; and

 .  employed full time on the Policy Date; and

 .  unemployed for at least 60 days in a row at the time of the withdrawal; and

 .  must have a minimum Cash Value at the time of withdrawal of $5,000

You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of withdrawal.

You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. This benefit may not be available in all states. See the Policy for details.

8. PERFORMANCE

PERFORMANCE MEASURES

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of the Federated Prime Money Subaccount, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Policy Owners.

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

Standardized Average Annual Total Return

When advertising performance of the Subaccounts, Peoples Benefit will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the SEC, is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable charges, including the Annual Policy Service Charge and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return

Peoples Benefit may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods.

Peoples Benefit may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Values) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see "Fee Table"), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. These returns do not reflect the Annual Policy Service Charge, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

Non-Standardized Total Return Year-To-Date

Peoples Benefit may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Policy Service Charge, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

Non-Standardized One Year Return

Peoples Benefit may show Non-Standardized One Year Return for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Subaccounts as if the Policy were in existence before its inception date (which it was not). After the Policy's inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Policy Service Charge, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentage reported by Peoples Benefit.

Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return

Peoples Benefit may show Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios, and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Policy Values. These returns reflect a deduction for the Separate Account expenses and Portfolio expenses. These returns do not include the Annual Policy Service Charge, any sales loads or Premium Taxes (if any) which, if included, would reduce the percentages reported.

The Non-Standardized Adjusted Historical Cumulative Return for a Subaccount is the effective annual rate of return that would have produced the ending Policy Value of the stated one-year period.

The Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Policy Value over the stated period had the performance remained constant throughout.

YIELD AND EFFECTIVE YIELD

Peoples Benefit may also show yield and effective yield figures for the Subaccount investing in shares of the Federated Prime Money Portfolio. "Yield" refers to the income generated by an investment in the Federated Prime Money Portfolio over a seven-day period, which is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Federated Prime Money Portfolio is assumed to be reinvested. Therefore, the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Policy Service Charge, any sales loads or Premium Taxes (if any) which, if included, would reduce the yields reported.

From time to time a Portfolio of a Fund may advertise its yield and total return investment performance. For each Subaccount other than the Subaccount that invests in the Federated Prime Money Portfolio for which Peoples Benefit advertises yield, Peoples Benefit shall furnish a yield quotation referring to the Subaccount computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Subaccount's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Subaccount's performance.

The performance measures discussed above reflect results of the Subaccounts and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service that ranks mutual funds and other investment companies by overall performance, investment objectives, and assets. Performance may also be tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

9. DEATH BENEFIT

Peoples Benefit will pay a death benefit to your beneficiary, under certain circumstances, if the Annuitant dies before the Annuity Commencement Date and the Annuitant was also the Policy Owner. (If the Annuitant was not an owner, a death benefit may or may not be paid. See below.) The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

When We Pay a Death Benefit

Before the Annuity Commencement Date

We will pay a death benefit to your beneficiary IF:

 .  you are both the Annuitant and an owner of the Policy; and

 .  you die before the Annuity Commencement Date.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the Policy as the new annuitant and owner, instead of receiving the death benefit.

We will also pay a death benefit to your beneficiary IF:

 .  you are not the Annuitant; and

 .  the Annuitant dies before the Annuity Commencement Date; and

 . you specifically requested that the death benefit be paid upon the Annuitant's death.

Distribution requirements apply to the Policy Value upon the death of any owner. These requirements are detailed in the Statement of Additional Information.

After the Annuity Commencement Date

The death benefit payable, if any, on or after the Annuity Commencement Date depends on the Annuity Payment Option selected.

IF:


 .  you are not the Annuitant; and

 .  you die on or after the Annuity Commencement Date; and

 .  the entire interest in the Policy has not been paid to you;

THEN:

 . the remaining portion of such interest in the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

When We Do Not Pay A Death Benefit

No death benefit is paid in the following cases:

IF:

 .  you are not the Annuitant; and

 .  the Annuitant dies prior to the Annuity Commencement Date; and

 . you did not specifically request that the death benefit be paid upon the Annuitant's death;

THEN:

 .  you will become the new Annuitant and the Policy will continue.

IF:

 .  you are not the Annuitant; and

 .  you die prior to the Annuity Commencement Date;

THEN:

 . the new owner (unless it is your spouse) must generally surrender the Policy within five years of your death for the Policy Value increased or decreased by an Excess Interest Adjustment (if applicable).

Note carefully. If the Policy Owner does not name an Owner's designated beneficiary, the Policy Owner's estate will become the new owner. If no probate estate is opened (because, for example, the Policy Owner has precluded the opening of a probate estate by means of a trust or other instrument), and Peoples Benefit has not received written notice of the trust as a successor owner signed prior to the Policy Owner's death, then that trust may not exercise ownership rights to the Policy. It may be necessary to open a probate estate in order to exercise ownership rights to the Policy if no Owner's designated beneficiary is named in the written notice received by Peoples Benefit.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as lump sum or as annuity payments. The death benefit will be the greater of:

 .  Policy Value on the date we receive the required information; or

 . Cash Value on the date we receive the required information (this will be more than the Policy Value if there is a positive Excess Interest Adjustment); or

 .  Guaranteed Minimum Death Benefit, if any (discussed below).

Guaranteed Minimum Death Benefit Options

On the Policy customer order form, you generally may choose one of the three Guaranteed Minimum Death Benefit Options listed below. After the Policy is issued, you cannot make an election and the death benefit cannot be changed.

If the Guaranteed Minimum Death Benefit is not available because of the age of the Policy Owner or Annuitant, the death benefit will be the greater of the Policy Value or Cash Value as of the date of death.

A. Return of Premium Death Benefit

  The Return of Premium Death Benefit is:

  .  the total Premium Payments;

  . less any adjusted partial withdrawals (discussed below) as of the date of death.

  .  available if the Policy Owner or Annuitant is age 0 to 85 on the Policy
     Date.

  The Return of Premium Death Benefit is not available if the Policy Owner or Annuitant is 85 or older on the Policy Date.

B. 6 Year Step-Up To Age 81 Death Benefit

  The 6 Year Step-Up Death Benefit is:

  . the higher of the initial premium or the Adjusted Policy Value on the 6th, 12th, 18th, etc., Policy Anniversary prior to the earlier date of death or the Annuitant's 81st birthday;

  .  plus premiums paid

  . less partial withdrawals subsequent to the date of the 6th anniversary with the largest Policy Value.

  .  available if the Policy Owner or Annuitant is age 0 to 75 on the Policy
     Date.

C. Double Enhanced Death Benefit

  The Double Enhance Death Benefit is the greater of (1) or (2) where:

  (1) is a 5% Annually Compounding Death Benefit, equal to the Cumulative Premium Payments, minus Adjusted Partial Withdrawals, plus interest accumulated at 5% per annum from the payment or withdrawal date to the earlier of the Annuitant's date of death or the Annuitant's 81st birthday; and

  (2) is a Step-Up Death Benefit, equal to the largest Policy Value on the Policy Date or on any Policy Anniversary prior to the earlier of the Annuitant's date of death or the Annuitant's 81st birthday, plus any Premium Payments since the date of the Policy Anniversary with the largest Policy Value, minus any Adjusted Partial Withdrawals since the date of the Policy Anniversary with the largest Policy Value.

  The Double Enhanced Death Benefit is available if the Policy Owner or Annuitant is 0 to 79 on the Policy Date.

Adjusted Partial Withdrawal

When you request a partial withdrawal, your Guaranteed Minimum Death Benefit will be reduced by an amount called the Adjusted Partial Withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total Premium Payments. We have included a detailed explanation of this adjustment in the Statement of Additional Information.

10. OTHER INFORMATION

Peoples Benefit Life Insurance Company ("Peoples Benefit," "We," "Us," "Our")

Peoples Benefit Life Insurance Company is an Iowa stock life insurance company incorporated on August 6, 1920, with Administrative Offices at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. It is principally engaged in offering life insurance and annuity policies, and is licensed in 49 states, the District of Columbia, and Puerto Rico.

As of December 31, 1999, Peoples Benefit had statutory-basis assets of approximately $13.2 billion. It is a wholly owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. AEGON N.V. of The Netherlands indirectly owns all of the stock of AEGON USA, Inc. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

Peoples Benefit is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance and annuity products. Companies must undergo a rigorous self- and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

Peoples Benefit Life Insurance Company Separate Account V

The Separate Account was established by Peoples Benefit on February 1, 1992, and operates under Iowa law.

The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

Peoples Benefit owns the assets of the Separate Account, and the obligations under the Policy are obligations of Peoples Benefit. These assets are held separately from the other assets of Peoples Benefit and are not chargeable with liabilities incurred in any other business operation of Peoples Benefit (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Peoples Benefit will always keep assets in the Separate Account with a value at least equal to the total Policy Value under the Policies. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of Peoples Benefit. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of Peoples Benefit's general account assets or any other separate account Peoples Benefit maintains.

The Separate Account has twenty-nine Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying Funds. Additional Subaccounts may be established at Peoples Benefit's discretion. The Separate Account meets the definition of a "separate account" under Section 2(a)(37) of the 1940 Act.

Policy Owner ("You," "Your")

The Policy Owner is the person or persons designated as the Policy Owner in the customer order form to participate in the Policy. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Annuitant

The person during whose life any annuity payments involving life contingencies will continue.

Payee

The Payee is the Policy Owner, Annuitant, beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Right to Cancel Period

The period during which the Policy Owner may cancel the Policy can be canceled and treated as void from the Policy Date. The period ranges in length from 20 to 30 days (or more in some cases), as specified in your Policy.

Voting Rights

The underlying Funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, Peoples Benefit will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccount. Peoples Benefit will vote Fund shares as to which no timely instructions are received and those shares held by Peoples Benefit as to which Policy Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Policies participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Prior to the Annuity Commencement Date, the Policy Owner holds a voting interest in each Portfolio to which the Policy Value is allocated. The number of votes which are available to a Policy Owner will be determined by dividing the Policy Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Commencement Date, the person receiving Annuity Payments under any variable Annuity Payment Option has the voting interest. The number of votes after the Annuity Commencement Date will be determined by dividing the reserve for such Policy allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Commencement Date, the votes attributable to a Policy decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Additions, deletions, or substitutions of investments

Peoples Benefit retains the right, subject to any applicable law, to make certain changes. Peoples Benefit reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Funds or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in Peoples Benefit's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Policy Owner's interest in a Portfolio will not be made until SEC approval has been obtained and the Policy Owner has been notified of the change.

Peoples Benefit may establish new Portfolios when marketing, tax, investment, or other conditions so warrant. Peoples Benefit will make any new Portfolios available to existing Policy Owners on a basis Peoples Benefit will determine. Peoples Benefit may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.

In the event of any such substitution or change, Peoples Benefit may, by appropriate endorsement, make whatever changes in the Policies may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Policies, Peoples Benefit may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

Financial Statements

The audited statutory-basis financial statements of Peoples Benefit and the audited financial statements of certain Subaccounts of the Separate Account which are available for investment by Advisor's Edge Select Policy Owners (as well as the Independent Auditors' Reports on them) are contained in the Statement of Additional Information.

Auditors

Ernst & Young LLP serves as independent auditors for Peoples Benefit and certain Subaccounts of the Separate Account which are available for investment by Advisor's Edge Select Policy Owners and audits their financial statements annually.

Legal Matters

The law firm of Jorden Burt Boros Cicchetti Berenson & Johnson LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Policy under the applicable federal securities laws. On behalf of Peoples Benefit, Brenda Sneed, Esquire, has passed upon all matters of Iowa law pertaining to the validity of the Policy and Peoples Benefit's right to issue the Policy.

        TABLE OF CONTENTS FOR THE ADVISOR'S EDGE SELECT VARIABLE ANNUITY
                      STATEMENT OF ADDITIONAL INFORMATION

                                                                           Page
                                                                           ----
GLOSSARY OF TERMS.........................................................   3
THE POLICY--GENERAL PROVISIONS............................................   5
  Owner...................................................................   5
  Entire Policy...........................................................   5
  Non-Participating.......................................................   5
  Misstatement of Age or Sex..............................................   6
  Assignment..............................................................   6
  Addition, Deletion or Substitution of Investments.......................   6
  Excess Interest Adjustment..............................................   6
  Computation of Variable Annuity Income Payments.........................   7
  Exchanges...............................................................   8
PERFORMANCE INFORMATION...................................................   8
  Money Market Subaccount Yields..........................................   9
  30-Day Yield for Non-Money Market Subaccounts...........................   9
  Standardized Average Annual Total Return for Subaccounts................  10
ADDITIONAL PERFORMANCE MEASURES...........................................  11
  Non-Standardized Cumulative Total Return................................  11
  Non-Standardized Average Annual Total Return............................  11
  Non-Standardized Total Return Year-to-Date..............................  13
  Non-Standardized One Year Return........................................  14
  Non-Standardized Adjusted Historical Cumulative Return and Non-
   Standardized Adjusted Historical Average Annual Total Return...........  15
  Individual Computer Generated Illustrations.............................  23
PERFORMANCE COMPARISONS...................................................  24
SAFEKEEPING OF ACCOUNT ASSETS.............................................  26
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS........................  26
PEOPLES BENEFIT LIFE INSURANCE COMPANY....................................  26
CERTAIN FEDERAL INCOME TAX CONSEQUENCES...................................  26
  Tax Status of the Policy................................................  27
  Distribution Requirements...............................................  27
  Diversification Requirements............................................  27
  Owner Control...........................................................  27
  Withholding.............................................................  28
  Qualified Policies......................................................  28
  Individual Retirement Annuities.........................................  28
  Roth Individual Retirement Annuities (Roth IRA).........................  29
  Section 403(b) Plans....................................................  29
  Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans............  29
  Deferred Compensation Plans.............................................  30
  Non-Natural Persons.....................................................  30
TAXATION OF PEOPLES BENEFIT...............................................  30
STATE REGULATION OF PEOPLES BENEFIT.......................................  31
RECORDS AND REPORTS.......................................................  31
DISTRIBUTION OF THE POLICIES..............................................  31
LEGAL PROCEEDINGS.........................................................  31
OTHER INFORMATION.........................................................  31
FINANCIAL STATEMENTS......................................................  32

                                  APPENDIX A

CONDENSED FINANCIAL INFORMATION

(For the period January 1, 1994 through December 31, 1999)

                                                               Dreyfus Socially  Dreyfus    Endeavor
                          Alliance     Alliance      Alliance    Responsible    Small Cap   Enhanced       TRP
                           Growth   Premier Growth  Technology      Growth        Value      Index    International
                          --------- --------------- ---------- ---------------- ---------- ---------- -------------
Accumulation unit value as of:
 Start Date*............        N/A         N/A            N/A          N/A        1.000       1.000        1.000
 12/31/98...............        N/A         N/A            N/A          N/A        1.192       1.154        1.102
 12/31/99...............        N/A         N/A            N/A          N/A        1.520       1.343        1.437
Number of units Outstanding as of
 12/31/98...............        N/A         N/A            N/A          N/A        1,000       1,000        1,000
 12/31/99...............        N/A         N/A            N/A          N/A      541,435   1,662,595    1,139,793

                          Federated                 Federated                                          Montgomery
                          American  Federated High    Prime     Federated U.S.  Federated  Montgomery   Emerging
                           Leaders    Income Bond     Money    Gov't Securities  Utility     Growth      Markets
                          --------- --------------- ---------- ---------------- ---------- ---------- -------------
Accumulation unit value as of:
 Start Date*............      1.000       1.000          1.000        1.000        1.000       1.000        1.000
 12/31/98...............      1.096       1.056          1.005        1.007        1.062       1.115        1.055
 12/31/99...............      1.512       1.065          1.036        0.986        1.064       1.327        1.714
Number of units Outstanding as of
 12/31/98...............      1,000       1,000        449,266        1,000        1,000       1,000        1,000
 12/31/99...............  1,288,094     327,458     13,680,189    1,512,032      166,796     694,679       19,596

                                       Seligman      Seligman                     Strong     Strong    Wanger U.S.
                          Seligman  Communications    Global   Stein Roe Small    Int'l     Schafer     Small Cap
                           Capital  and Information Technology    Co. Growth      Stock      Value       Advisor
                          --------- --------------- ---------- ---------------- ---------- ---------- -------------
Accumulation unit value as of:
 Start Date*............        N/A         N/A            N/A        1.000        1.000       1.000        1.000
 12/31/98...............        N/A         N/A            N/A        1.097        1.146       1.185        1.114
 12/31/99...............        N/A         N/A            N/A        1.601        2.114       1.134        1.373
Number of units outstanding as of
 12/31/98...............        N/A         N/A            N/A        1,000        1,000       1,000        1,000
 12/31/99...............        N/A         N/A            N/A       17,443       11,722     246,470      549,766

                                                                                            WRL J.P.
                           Wanger                    Warburg                                 Morgan
                            Int'l                     Pincus                    WRL Alger     Real
                          Small Cap  Transamerica     Int'l     Warburg Pincus  Aggressive   Estate     WRL Janus
                           Advisor    VIF Growth      Equity   Small Co. Growth   Growth   Securities    Global
                          --------- --------------- ---------- ---------------- ---------- ---------- -------------
Accumulation unit value as of:
 Start Date*............      1.000         N/A          1.000        1.000        1.000       1.000        1.000
 12/31/98...............      1.159         N/A          1.078        1.169          N/A         N/A          N/A
 12/31/99...............      2.584         N/A          1.630        1.947        1.488       0.895        1.553
Number of units outstanding as of
 12/31/98...............      1,000         N/A          1,000        1,000          N/A         N/A          N/A
 12/31/99...............    305,860         N/A         17,503       14,585      246,122       2,881      575,729

                                       WRL LKCM
                          WRL Janus Strategic Total
                           Growth       Return
                          --------- ---------------
Accumulation unit value as of:
 Start Date*............      1.000       1.000
 12/31/98...............        N/A         N/A
 12/31/99...............      1.359       1.053
Number of units outstanding as of
 12/31/98...............        N/A         N/A
 12/31/99...............    676,855     280,925

* Date of commencement of operations for the Subaccounts was as follows:
  10/26/98 for all Subaccounts except the WRL Alger Aggressive Growth, WRL J.P. Morgan Real Estate Securities, WRL Janus Global, WRL Janus Growth, and WRL LKCM Strategic Total Return Subaccounts, which was 5/3/99. As of December 31, 1999, the following Subaccounts had not commenced operations:
  Alliance Growth, Alliance Premier Growth, Alliance Technology, Dreyfus Socially Responsible Growth, Seligman Capital, Seligman Communications and Information, Seligman Global Technology and Transamerica VIF Growth.

                     PEOPLES BENEFIT LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V

                       STATEMENT OF ADDITIONAL INFORMATION

                                     for the

                     ADVISOR'S EDGE SELECT VARIABLE ANNUITY

                                   Offered by
                     Peoples Benefit Life Insurance Company
                             (An Iowa Stock Company)
                                   Home Office
                            4333 Edgewood Road, N.E.
                            Cedar Rapids, Iowa 52499


This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor's Edge Select variable annuity policy (the "Policy") offered by Peoples Benefit Life Insurance Company (the "Company" or "Peoples Benefit"). You may obtain a copy of the Prospectus dated December 1, 2000, by calling 800-866-6007 or by writing to our Administrative Offices, at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Policy are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.


                                December 1, 2000

                                TABLE OF CONTENTS

                                                                                                    Page Number
                                                                                                    -----------
GLOSSARY OF TERMS                                                                                        3
THE POLICY - GENERAL PROVISIONS                                                                          5
         Owner                                                                                           5
         Entire Policy                                                                                   5
         Non-Participating                                                                               5
         Misstatement of Age or Sex                                                                      6
         Assignment                                                                                      6
         Addition, Deletion or Substitution of Investments                                               6
         Excess Interest Adjustment                                                                      6
         Computation of Variable Annuity Income Payments                                                 7
         Exchanges                                                                                       8
PERFORMANCE INFORMATION                                                                                  8
         Money Market Subaccount Yields                                                                  9
         30-Day Yield for Non-Money Market Subaccounts                                                   9
         Standardized Average Annual Total Return for Subaccounts                                       10
ADDITIONAL PERFORMANCE MEASURES                                                                         11
         Non-Standardized Cumulative Total Return                                                       11
         Non-Standardized Average Annual Total Return                                                   11
         Non-Standardized Total Return Year-to-Date                                                     13
         Non-Standardized One Year Return                                                               14
         Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized                    15
           Adjusted Historical Average Annual Total Return
         Individualized Computer Generated Illustrations                                                23
PERFORMANCE COMPARISONS                                                                                 24
SAFEKEEPING OF ACCOUNT ASSETS                                                                           26
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS                                                      26
PEOPLES BENEFIT LIFE INSURANCE COMPANY                                                                  26
CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                                                 26
         Tax Status of the Policy                                                                       27
         Distribution Requirements                                                                      27
         Diversification Requirements                                                                   27
         Owner Control                                                                                  27
         Withholding                                                                                    28
         Qualified Policies                                                                             28
         Individual Retirement Annuities                                                                28
         Roth Individual Retirement Annuities (Roth IRA)                                                29
         Section 403(b) Plans                                                                           29
         Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans                                   29
         Deferred Compensation Plans                                                                    30
         Non-Natural Persons                                                                            30
TAXATION OF PEOPLES BENEFIT                                                                             30
STATE REGULATION OF PEOPLES BENEFIT                                                                     31
RECORDS AND REPORTS                                                                                     31
DISTRIBUTION OF THE POLICIES                                                                            31
LEGAL PROCEEDINGS                                                                                       31
OTHER INFORMATION                                                                                       31
FINANCIAL STATEMENTS                                                                                    32

                                GLOSSARY OF TERMS

Accumulation Unit - An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value - An amount equal to the policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office - Financial Markets Division - Variable Annuity Department, Peoples Benefit Life Insurance Company, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Annuitant - The person during whose life, annuity payments involving life contingencies will continue.

Annuity Commencement Date - The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except expressly allowed by Peoples Benefit.

Annuity Payment Option - A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit - An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary - The person who has the right to the death benefit set forth in the policy.

Business Day - A day when the New York Stock Exchange is open for business.

Cash Value - The policy value increased or decreased by an excess interest adjustment, less the annual service charge, and less any applicable premium taxes and any rider fees.

Code - The Internal Revenue Code of 1986, as amended.

Enrollment form - A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment - A positive or negative adjustment to amounts withdrawn upon partial withdrawals, full surrenders or transfers from the guaranteed period options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by Peoples Benefit since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account - One or more investment choices under the policy that are part of Peoples Benefit general assets and which are not in the separate account.

Guaranteed Period Options - The various guaranteed interest rate periods of the fixed account, which Peoples Benefit may offer, into which purchase payments may be paid or amounts may be transferred.

Nonqualified Policy - A policy other than a qualified policy.

Owner - The individual or entity that owns an individual policy.

Policy - The individual policy.

Policy Value - On or before the annuity commencement date, the policy value is equal to the owner's:

 .    Purchase Payments; minus
 .    Partial withdrawals (including any applicable excess interest adjustments on such withdrawals); plus
 .    Interest credited in the fixed account; plus or minus
 .    Accumulated gains or losses in the separate account; minus
 .    Services charges, premium taxes, rider fees, and transfer fees, if any.

Policy Year - A policy year begins on the date in which the policy becomes effective and on each anniversary thereof.

Purchase Payment - An amount paid to Peoples Benefit by the owner or on the owner's behalf as consideration for the benefits provided by the policy.

Qualified Policy - A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account - Peoples Benefit Life Insurance Company Separate Account V, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which Purchase Payments under the policies may be allocated.

Service Charge - An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.

Subaccount - subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

Successor Owner - A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Valuation Period - The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments - Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request - Written notice, signed by the owner, that gives Peoples Benefit the information it requires and is received at the administrative and service office. For some transactions, Peoples Benefit may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Peoples Benefit establishes for such notices.

                         THE POLICY - GENERAL PROVISIONS

OWNER

The Policy shall belong to the owner upon issuance of the Policy after completion of an enrollment form and delivery of the initial purchase payment. While the annuitant is living, the owner may: (1) assign the Policy; (2) surrender the policy; (3) amend or modify the Policy with the consent of Peoples Benefit; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary, and of your spouse in a community or marital property state.

Unless Peoples Benefit has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the enrollment form, information provided in lieu thereof, or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note Carefully. If the owner does not name a contingent owner, the owner's
--------------
estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Peoples Benefit has received written notice of the trust as a successor owner signed prior to the owner's death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Peoples Benefit.

The owner may change the ownership of the policy in a written notice. When the change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Peoples Benefit has made or action Peoples Benefit has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner's spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner's death, or payments must be made for a period certain or for the successor owner's lifetime so long as any period certain does not exceed that successor owner's life expectancy, if the first payment begins within one year of your death.

ENTIRE POLICY

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof constitute the entire Policy between Peoples Benefit and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof. No registered representative has authority to change or waive any provision of the policy.

NON-PARTICIPATING

The Policies are non-participating. No dividends are payable and the Policies will not share in the profits or surplus earnings of Peoples Benefit.

MISSTATEMENT OF AGE OR SEX

Peoples Benefit may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Policy are incorrect, Peoples Benefit will change the annuity benefits payable to those benefits which the Purchase Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, Peoples Benefit will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Policy may be assigned by you prior to the Annuity Date and during the Annuitant's lifetime. Peoples Benefit is not responsible for the validity of any assignment. No assignment will be recognized until Peoples Benefit receives the appropriate Peoples Benefit form notifying Peoples Benefit of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. Peoples Benefit shall not be liable as to any payment or other settlement made by Peoples Benefit before receipt of the appropriate Peoples Benefit form.

ADDITION, DELETION OR SUBSTITUTUION OF INVESTMENTS

Peoples Benefit cannot and does not guarantee that any of the subaccounts will always be available for purchase payments, allocations or transfers. Peoples Benefit retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Peoples Benefit reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the judgment of Peoples Benefit, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission ("SEC"). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuities, or from effecting an exchange between series or classes of variable annuities on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Peoples Benefit, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Peoples Benefit. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Peoples Benefit may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Peoples Benefit will notify you and request reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Peoples Benefit will reinvest the amounts in the subaccount that invests in the Federated Prime Money Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Peoples Benefit may, by appropriate endorsement, make such changes in the policy as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Peoples Benefit also may transfer the assets of the separate account associated with the policies to another account or accounts.

EXCESS INTEREST ADJUSTMENT

Money that you withdraw from, transfer out of, or apply to an annuity payment option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option, may be subject to any excess interest adjustment. At the time you request a withdrawal, if the interest rates Peoples Benefits sets have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower policy value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher policy value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the purchase payments and transfers to that guaranteed period option, less any prior partial withdrawals and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effect annual interest rate of 3%. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment ("EIA") is:

EIA = S* (G-C)* (M/12)

Where

     S = the gross amount being surrendered, withdrawn, transferred or applied to a Payment Option that is subject to the EIA.

     G = the guaranteed interest rate applicable to S.

     C = the current guaranteed interest rate then being offered on new purchase payments for the next longer Guaranteed Period than "M". If this form, or such a Guaranteed Period is no longer offered, "C" will be the U.S. Treasury rate for the next longer maturity (in whole years) than "M" on the 25th day of the previous calendar month, plus up to 2%.

     M = the number of months remaining in the Guaranteed Period for S, rounded up to the next higher whole number of months.

     No cap on positive EIA adjustment. Floor on negative EIA is effective on full surrender.

     On full surrender, each Guaranteed Period Option's ("GPO") contribution to the adjusted Policy Value will never fall below the sum of purchase payments, less any prior withdrawals and transfers from that GPO, plus interest at the 3% guaranteed effective annual interest rate.

     Some states may not allow an EIA.

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

In order to supplement the description in the Prospectus and Appendixes A and B thereto, the following provides additional information about the Policy which may be of interest to Policy Owners.

The amounts shown in the Annuity Tables contained in your Policy represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Policy corresponding to the Annuity Payment Option elected by the Policy Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

     (a) = the Annuity Unit Value for the immediately preceding Business Day;

     (b) = the Net Investment Factor for the day;

     (c) = the investment result adjustment factor (.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

     (a) = any increase or decrease in the value of the Subaccount due to investment results;

     (b) = a daily charge assessed at an annual rate of 1.25% for the mortality and expense risks assumed by Peoples Benefit;

     (c) = a daily charge for the cost of administering the Policy corresponding to an annual charge of .15% of the value of the Subaccount.

The Annuity Tables contained in the Policy are based on the 1983 Table "A" Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year; except that in Massachusetts and Montana, the Annuity Tables contained in the Policy are based on a 60% female/40% male blending of the above for all annuitants of either gender.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing subaccount to Annuity Units of any other subaccount(s) then available. The written request for an exchange must be received by us, however, at least 10 Business Days prior to the first payment date on which the exchange is to take effect. An exchange shall result in the same dollar amount as that of the Annuity Payment on the date of exchange (the "Exchange Date"). Each year you may make an unlimited number of free exchanges between Subaccounts. We reserve the right to charge a $15 fee in the future for exchanges in excess of twelve per Policy Year.

Exchanges will be made using the Annuity Unit Value for the subaccounts on the date the written request for exchange is received. On the Exchange Date, Peoples Benefit will establish a value for the current subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing subaccounts and compute the number of Annuity Units for the new subaccounts by dividing the Annuity Unit Value of the new subaccounts into the value previously calculated for the existing subaccounts.

                             PERFORMANCE INFORMATION

Performance information for the subaccounts including the yield and effective yield of the Federated Prime Money subaccount, the yield of the remaining subaccounts, and the total return of all subaccounts, may appear in reports or promotional literature to current or prospective Policy Owners.

Where applicable, the following subaccount inception date is used in the calculation of performance figures: 10/26/98 for all subaccounts except the WLR Alger Aggressive Growth, WRL J.P. Morgan Real Estate Securities, WRL Janus Global, WRL Janus Growth, and WRL LKCM Strategic Total Return Subaccounts, which have an inception date of 5/3/99. As of the date of this Statement of Additional Information, the Alliance Growth, Alliance Premier Growth, Alliance Technology, Dreyfus Socially Responsible Growth, Seligman Capital, Seligman Communications and Information, Seligman Global Technology and Transamerica VIF Growth Subaccounts had not commenced operation.


Where applicable, the following Fund inception dates are used in the calculation of performance figures: 6/1/99 for Alliance Growth Portfolio, 7/14/99 for Alliance Premier Growth Portfolio, 9/22/99 for Alliance Technology Portfolio, 10/7/93 for Dreyfus Socially Responsible Growth Fund, 11/18/94 for Federated Prime Money Portfolio; 2/10/94 for Federated American Leaders Portfolio and Federated Utility Portfolio; 3/28/94 for Federated U.S. Government Securities Portfolio; 3/1/94 for Federated High Income Bond Portfolio; 2/9/96 for Montgomery Growth Portfolio; 2/2/96 for Montgomery Emerging Markets Portfolio; 5/3/95 for Wanger U.S. Small Cap Advisor Portfolio and Wanger International Small Cap Advisor Portfolio; 10/20/95 for Strong International Stock Portfolio; 6/30/95 for Warburg Pincus International Equity Portfolio and Warburg Pincus Small Company Growth Portfolio; 10/10/97 for Strong Schafer Value Portfolio; 4/8/91 for T. Rowe Price International Stock Portfolio; 5/4/93 for Dreyfus Small Cap Value Portfolio; 5/1/97 for Endeavor Enhanced Index Portfolio; 6/21/88 for Seligman Capital Portfolio, 10/4/94 for Seligman Communication and Information Portfolio, 5/1/96 for Seligman Global Technology, 2/26/69 for Transamerica VIF Growth Portfolio, 3/1/94 for WRL Alger Aggressive Growth Portfolio; 5/1/98 for WRL J.P. Morgan Real Estate Securities Portfolio; 12/3/92 for WRL Janus Global Portfolio; 10/2/86 for WRL Janus Growth Portfolio; and 3/1/93 for WRL LKCM Strategic Total Return Portfolio.

MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Federated Prime Money Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

               Effective Yield = [((Base Period Return)+1)365/7]-1


The current yields of the Money Market Subaccount for the 7-day period ended December 31, 1999 was 3.67% for the 6 Year Step-Up Death Benefit Option, 3.72% for the Return of Premium Death Benefit Option; and 3.57% for the Double Enhanced Death Benefit Option. The effective yield of the Money Market Subaccount for the period ended December 31, 1999 was 3.73% for the 6 Year Step-Up Death Benefit Option, 3.78% for the Return of Premium Death Benefit Option, and 3.63% for the Double Enhanced Death Benefit Option.

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

                             YIELD = 2[(a-b + 1)6-1]
                                        ---
                                        cd

Where:

     [a] equals the net investment income earned during the period by the Portfolio attributable to shares owned by a subaccount;
     [b] equals the expenses accrued for the period (net of reimbursement); [c] equals the average daily number of Units outstanding during the period; and
     [d] equals the maximum offering price per Accumulation Unit on the last day of the period.

Yield on a subaccount is earned from the increase in net asset value of shares of the Portfolio in which the subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the subaccounts, Peoples Benefit will show the "Standardized Average Annual Total Return," calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Policy Fee and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Policy over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

                                   P(1+T)n=ERV

Where:

(1)[P]   equals a hypothetical initial Purchase Payment of $1,000;

(2)[T]   equals an average annual total return;

(3)[n]   equals the number of years; and

(4)[ERV] equals the ending redeemable value of a hypothetical $1,000 Purchase Payment made at the beginning of the period (or fractional portion thereof).

The following table show the Standardized Average Annual Total Return for the subaccounts for the period beginning at the inception of each subaccount and ending on December 31, 1999.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIOD ENDING DECEMBER 31, 1999

                      DOUBLE ENHANCED DEATH BENEFIT OPTION
                 (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 1.60%)

                                                                                                         Since
                                                                                                       Subaccount
Subaccount                                                                          1 Year             Inception
----------                                                                          ------             ----------
Alliance Growth.................................................................       N/A                   N/A
Alliance Premier Growth.........................................................       N/A                   N/A
Alliance Technology.............................................................       N/A                   N/A
Dreyfus Small Cap Value.........................................................    27.35%                42.39%
Dreyfus Socially Responsible Growth.............................................       N/A                   N/A
Endeavor Enhanced Index.........................................................    16.30%                28.25%
Federated American Leaders......................................................     4.99%                12.59%
Federated High Income Bond......................................................     0.69%                 5.35%
Federated Prime Money...........................................................     2.99%                 2.95%
Federated US Gov't Securities...................................................    -2.17%                -1.25%
Federated Utility...............................................................     0.09%                 5.29%
Montgomery Emerg Mkt............................................................    62.23%                57.65%
Montgomery Growth...............................................................    18.89%                26.96%

Seligman Capital................................................................       N/A                   N/A
Seligman Communications and Information.........................................       N/A                   N/A
Seligman Global Technology......................................................       N/A                   N/A
Stein Roe Small Company Growth..................................................    45.76%                48.82%
Strong Int'l Stock..............................................................    84.27%                88.33%
Strong Schafer Value............................................................    -4.40%                11.13%
Transamerica VIF Growth.........................................................       N/A                   N/A
T. Rowe Price Int'l.............................................................    30.27%                35.82%
Wanger Int'l Small Cap..........................................................   122.87%               123.26%
Wanger US Small Cap.............................................................    23.10%                30.68%
Warburg Pincus Int'l Equity.....................................................    51.02%                51.12%
Warburg Pincus Small Co Growth..................................................    66.42%                75.66%
WRL Alger Agg Growth............................................................       N/A                48.68%
WRL Janus Global................................................................       N/A                55.24%
WRL Janus Growth................................................................       N/A                35.78%
WRL JP Morgan Real Est..........................................................       N/A               -10.58%
WRL LKCM Strategic Tot Rtn......................................................       N/A                 5.26%

                         ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED CUMULATIVE TOTAL RETURN AND NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

Peoples Benefit may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more subaccounts with respect to one or more periods. Peoples Benefit may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see Fee Table in the Prospectus), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

                    NON-STANDARDIZED CUMULATIVE TOTAL RETURN
                       FOR PERIOD ENDING DECEMBER 31, 1999

                      DOUBLE ENHANCED DEATH BENEFIT OPTION
                 (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 1.60%)

                                                                                                         Since
                                                                                                      Subaccount
Subaccount                                                                          1 Year             Inception
----------                                                                          ------            ----------
Alliance Growth.................................................................       N/A                   N/A
Alliance Premier Growth.........................................................       N/A                   N/A
Alliance Technology.............................................................       N/A                   N/A
Dreyfus Small Cap Value.........................................................    27.35%                51.79%
Dreyfus Socially Responsible Growth.............................................       N/A                   N/A
Federated American Leaders......................................................     4.99%                15.03%
Federated High Income Bond......................................................     0.69%                 6.34%


Federated Prime Money...........................................................     2.99%                 3.49%
Federated US Gov't Securities...................................................    -2.17%                -1.48%
Federated Utility...............................................................     0.09%                 6.28%
Montgomery Emerg Mkt............................................................    62.23%                71.18%
Montgomery Growth...............................................................    18.89%                32.56%
Seligman Capital................................................................       N/A                   N/A
Seligman Communications and Information.........................................       N/A                   N/A
Seligman Global Technology......................................................       N/A                   N/A
Stein Roe Small Company Growth..................................................    45.76%                59.91%
Strong Int'l Stock..............................................................    84.27%               111.17%
Strong Schafer Value............................................................    -4.40%                13.27%
Transamerica VIF Growth.........................................................       N/A                   N/A
T. Rowe Price Int'l.............................................................    30.27%                43.56%
Wanger Int'l Small Cap..........................................................   122.87%               158.16%
Wanger US Small Cap.............................................................    23.10%                37.15%
Warburg Pincus Int'l Equity.....................................................    51.02%                62.83%
Warburg Pincus Small Co Growth..................................................    66.42%                94.50%
WRL Alger Agg Growth............................................................       N/A                48.68%
WRL Janus Global................................................................       N/A                55.24%
WRL Janus Growth................................................................       N/A                35.78%
WRL JP Morgan Real Est..........................................................       N/A               -10.58%
WRL LKCM Strategic Tot Rtn......................................................       N/A                 5.26%

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIOD ENDING DECEMBER 31, 1999

                      DOUBLE ENHANCED DEATH BENEFIT OPTION
                 (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 1.60%)

                                                                                                           Since
                                                                                                      Subaccount
Subaccount                                                                          1 Year             Inception
----------                                                                          ------            ----------
Alliance Growth.................................................................       N/A                   N/A
Alliance Premier Growth.........................................................       N/A                   N/A
Alliance Technology.............................................................       N/A                   N/A
Dreyfus Small Cap Value.........................................................    27.35%                42.39%
Dreyfus Socially Responsible Growth.............................................       N/A                   N/A
Endeavor Enhanced Index.........................................................    16.30%                28.25%
Federated American Leaders......................................................     4.99%                12.59%
Federated High Income Bond......................................................     0.69%                 5.35%
Federated Prime Money...........................................................     2.99%                 2.95%
Federated US Gov't Securities...................................................    -2.17%                -1.25%
Federated Utility...............................................................     0.09%                 5.29%
Montgomery Emerg Mkt............................................................    62.23%                57.65%
Montgomery Growth...............................................................    18.89%                26.96%
Seligman Capital................................................................       N/A                   N/A
Seligman Communications and Information.........................................       N/A                   N/A
Seligman Global Technology......................................................       N/A                   N/A
Stein Roe Small Company Growth..................................................    45.76%                48.82%
Strong Int'l Stock..............................................................    84.27%                88.33%
Strong Schafer Value............................................................    -4.40%                11.13%
Transamerica VIF Growth.........................................................       N/A                   N/A
T. Rowe Price Int'l.............................................................    30.27%                35.82%

Wanger Int'l Small Cap..........................................................   122.87%               123.26%
Wanger US Small Cap.............................................................    23.10%                30.68%
Warburg Pincus Int'l Equity.....................................................    51.02%                51.12%
Warburg Pincus Small Co Growth..................................................    66.42%                75.66%
WRL Alger Agg Growth............................................................       N/A                48.68%
WRL Janus Global................................................................       N/A                55.24%
WRL Janus Growth................................................................       N/A                35.78%
WRL JP Morgan Real Est..........................................................       N/A               -10.58%
WRL LKCM Strategic Tot Rtn......................................................       N/A                 5.26%

NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

Peoples Benefit may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

                   NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

                      DOUBLE ENHANCED DEATH BENEFIT OPTION
                 (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 1.60%)

                                                                                                          Total
                                                                                                          Return
                                                                                                        YTD as of
Subaccount                                                                                               12/31/99
----------                                                                                               --------
Alliance Growth.................................................................                             N/A
Alliance Premier Growth.........................................................                             N/A
Alliance Technology.............................................................                             N/A
Dreyfus Small Cap Value.........................................................                          27.35%
Dreyfus Socially Responsible Growth.............................................                             N/A
Endeavor Enhanced Index.........................................................                          16.30%
Federated American Leaders......................................................                           4.99%
Federated High Income Bond......................................................                           0.69%
Federated Prime Money...........................................................                           2.99%
Federated US Gov't Securities...................................................                          -2.17%
Federated Utility...............................................................                           0.09%
Montgomery Emerg Mkt............................................................                          62.23%
Montgomery Growth...............................................................                          18.89%
Seligman Capital................................................................                             N/A
Seligman Communications and Information.........................................                             N/A
Seligman Global Technology......................................................                             N/A
Stein Roe Small Company Growth..................................................                          45.76%
Strong Int'l Stock..............................................................                          84.27%
Strong Schafer Value............................................................                          -4.40%
Transamerica VIF Growth.........................................................                             N/A
T. Rowe Price Int'l.............................................................                          30.27%
Wanger Int'l Small Cap..........................................................                         122.87%
Wanger US Small Cap.............................................................                          23.10%
Warburg Pincus Int'l Equity.....................................................                          51.02%
Warburg Pincus Small Co Growth..................................................                          66.42%

WRL Alger Agg Growth............................................................                             N/A
WRL Janus Global................................................................                             N/A
WRL Janus Growth................................................................                             N/A
WRL JP Morgan Real Est..........................................................                             N/A
WRL LKCM Strategic Tot Rtn......................................................                             N/A

NON-STANDARDIZED ONE YEAR RETURN

Peoples Benefit may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Portfolios as if the Policy were in existence before its inception date (which it was not). After the Policy's inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

                        NON-STANDARDIZED ONE YEAR RETURN

                                                    1999         1998           1997         1996         1995
                                                    ----         ----           ----         ----         ----
Alliance Growth..................................     N/A           N/A           N/A          N/A          N/A
Alliance Premier Growth..........................     N/A           N/A           N/A          N/A          N/A
Alliance Technology..............................     N/A           N/A           N/A          N/A          N/A
Dreyfus Small Cap Value..........................  27.35%        -3.76%        23.60%       23.66%       12.26%
Dreyfus Socially Responsible Growth..............  28.06%        27.36%        26.43%       19.33%       32.47%
Endeavor Enhanced Index..........................  16.30%        29.32%           N/A          N/A          N/A
Federated American Leaders.......................   4.99%        15.76%        30.28%       19.67%       31.63%
Federated High Income Bond.......................   0.69%         1.07%        12.04%       12.51%       18.50%
Federated Prime Money............................   2.99%         3.22%         3.27%        3.09%        3.53%
Federated US Gov't Securities....................  -2.17%         5.96%         6.86%        2.55%        7.05%
Federated Utility................................   0.09%        12.15%        24.66%        9.80%       22.24%
Montgomery Emerg Mkt.............................  62.23%       -38.56%        -2.18%          N/A          N/A
Montgomery Growth................................  18.89%         1.27%        26.57%          N/A          N/A
Seligman Capital.................................  50.98%        20.27%        19.41%       12.71%       25.19%
Seligman Communications and Information..........  83.01%        34.36%        20.31%        7.09%       36.40%
Seligman Global Technology....................... 115.54%        34.67%        17.65%          N/A          N/A
Stein Roe Small Company Growth...................  45.76%           N/A           N/A          N/A          N/A
Strong Int'l Stock...............................  84.27%        -6.31%       -14.91%        8.64%          N/A
Strong Schafer Value.............................  -4.40%         0.53%           N/A          N/A          N/A
Transamerica VIF Growth..........................  35.65%        41.06%        44.24%       25.81%       51.13%
T. Rowe Price Int'l..............................  30.27%        13.61%         0.98%       13.42%        8.63%
Wanger Int'l Small Cap........................... 122.87%        14.48%        -3.03%       29.95%          N/A
Wanger US Small Cap..............................  23.10%         6.95%        27.40%       44.32%          N/A
Warburg Pincus Int'l Equity......................  51.02%         3.67%        -3.92%        8.29%          N/A
Warburg Pincus Small Co Growth...................  66.42%        -4.42%        13.83%       12.11%          N/A
WRL Alger Agg Growth.............................  66.38%        46.39%        21.98%        8.70%       35.88%
WRL Janus Global.................................  68.43%        27.99%        16.89%       25.74%       21.14%
WRL Janus Growth.................................  57.18%        61.96%        15.70%       16.11%       44.86%
WRL JP Morgan Real Est...........................  -5.40%           N/A           N/A          N/A          N/A
WRL LKCM Strategic Tot Rtn.......................  10.31%         7.88%        19.87%       13.19%       22.71%

NON-STANDARDIZED ADJUSTED HISTORICAL CUMULATIVE RETURN AND NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN

Peoples Benefit may show Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified purchase payment patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses. However, they do not include the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

The Non-Standardized Adjusted Historical Cumulative Return for a subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Adjusted Historical Average Annual Total Return for a subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

       ADJUSTED HISTORICAL CUMULATIVE RETURNS FOR PERIODS ENDING 12/31/99
                       (BASED ON SINGLE INITIAL PURCHASE)

                      DOUBLE ENHANCED DEATH BENEFIT OPTION
                 (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 1.60%)

                                                                                             Total
                                                                                             Since Fund
                                                                1 Year          3 Year       Inception Year-End
                                                                ------          ------       ------------------
Alliance Growth............................................         N/A            N/A              25.10%
Alliance Premier Growth....................................         N/A            N/A              13.28%
Alliance Technology........................................         N/A            N/A              42.92%
Dreyfus Small Cap Value....................................      27.35%         51.48%             124.87%
Dreyfus Socially Responsible Growth........................      28.06%        106.21%             268.73%
Endeavor Enhanced Index....................................      16.30%            N/A              82.92%
Federated American Leaders.................................       4.995         58.34%             144.20%
Federated High Income Bond.................................       0.69%         14.02%              44.57%
Federated Prime Money......................................       2.99%          9.78%              17.56%
Federated US Govt' Securities..............................      -2.17%         10.78%              23.17%
Federated Utility..........................................       0.09%         39.93%              78.98%
Montgomery Emerg Mkt.......................................      62.23%         -2.51%               2.62%
Montgomery Growth..........................................      18.89%         52.40%              91.20%
Seligman Capital...........................................      50.98%        116.82%             466.05%
Seligman Communication and Information.....................      83.01%        195.81%             349.39%
Seligman Global Technology.................................     115.54%        241.52%             251.44%
Strong Int'l Stock ........................................      84.27%         46.89%              63.24%
Strong Schafer Value.......................................      -4.40%            N/A              -5.01%
Transamerica VIF Growth....................................      35.65%        175.99%            3486.54%
T. Rowe Price Int'l........................................      30.27%         49.46%              96.61%
Wanger Int'l Small Cap.....................................     122.87%        147.42%             328.04%
Wanger US Small Cap........................................      23.10%         67.73%             177.89%
Warburg Pincus Int'l Equity................................      51.02%         50.42%              73.45%
Warburg Pincus Small Co Growth.............................      66.42%         81.06%             151.98%

WRL Alger Agg Growth.......................................      66.38%        197.09%             327.52%
WRL Janus Global...........................................      68.43%        151.98%             411.04%
WRL Janus Growth...........................................      57.18%        194.53%            1226.85%
WRL JP Morgan Real Est.....................................      -5.40%            N/A             -20.30%
WRL LKCM Strategic Tot Rtn.................................      10.31%         42.64%             117.21%

  ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99
                       (BASED ON SINGLE INITIAL PURCHASE)

                      DOUBLE ENHANCED DEATH BENEFIT OPTION
                 (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 1.60%)

                                                                                             Total
                                                                                             Since Fund
                                                                1 Year          3 Year       Inception Year-End
                                                                ------          ------       ------------------
Alliance Growth............................................         N/A            N/A             25.10%
Alliance Premier Growth....................................         N/A            N/A             13.28%
Alliance Technology........................................         N/A            N/A             42.92%
Dreyfus Small Cap Value....................................      27.35%         14.85%             12.93%
Dreyfus Socially Responsible Growth........................      28.06%         27.28%             23.28%
Endeavor Enhanced Index....................................      16.30%            N/A             25.40%
Federated American Leaders.................................       4.99%         16.55%             16.37%
Federated High Income Bond.................................       0.69%          4.47%              6.52%
Federated Prime Money......................................       2.99%          3.16%              3.21%
Federated US Govt' Securities..............................      -2.17%          3.47%              3.68%
Federated Utility..........................................       0.09%         11.85%             10.39%
Montgomery Emerg Mkt.......................................      62.23%         -0.84%              0.66%
Montgomery Growth..........................................      18.89%         15.08%             18.11%
Seligman Capital...........................................      50.98%         29.43%             16.22%
Seligman Communications and Information....................      83.01%         43.55%             33.19%
Seligman Global Technology.................................     115.54%         50.59%             40.86%
Strong Int'l Stock ........................................      84.27%         13.68%             12.38%
Strong Schafer Value.......................................      -4.40%            N/A             -2.28%
Transamerica VIF Global....................................      35.65%         40.27%             20.62%
T. Rowe Price Int'l........................................      30.27%         14.33%              8.04%
Wanger Int'l Small Cap.....................................     122.87%         35.25%             36.57%
Wanger US Small Cap........................................      23.10%         18.81%             24.49%
Warburg Pincus Int'l Equity................................      51.02%         14.58%             13.00%
Warburg Pincus Small Co Growth.............................      66.42%         21.88%             22.76%
WRL Alger Agg Growth.......................................      66.38%         43.76%             28.25%
WRL Janus Global...........................................      68.43%         36.08%             25.91%
WRL Janus Growth...........................................      57.18%         43.34%             21.54%
WRL JP Morgan Real Est.....................................      -5.40%            N/A            -12.71%
WRL LKCM Strategic Tot Rtn.................................      10.31%         12.57%             12.01%

Note: Advertisements and other sales literature for the Portfolios may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Portfolios based on monthly reinvestment of dividends over a specific period of time.

                           HYPOTHETICAL ILLUSTRATIONS

                             Endeavor Enhanced Index

                $50,000 Single Purchase Payment Made                            $2,000 Purchase Payment Made December 31, 1997
                        December 31, 1997                                            and Yearly December 31st  Thereafter
                ------------------------------------                            ----------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment    Non-Standardized                         year's purchase payment    Non-Standardized
            -----------------------    ----------------                         -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
 12/31/1997  $   50,000   $    50,000      N/A      N/A        N/A   12/31/1997   $   2,000   $    2,000        N/A       N/A
 12/31/1998  $   50,000   $    64,725   29.45%   29.45%     29.45%   12/31/1998   $   4,000   $    4,589     29.45%    29.45%

                           T. Rowe Price International

                $50,000 Single Purchase Payment Made                            $2,000 Purchase Payment Made December 31, 1991
                        December 31, 1991                                            and Yearly December 31st  Thereafter
                ------------------------------------                            ----------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment    Non-Standardized                         year's purchase payment    Non-Standardized
            -----------------------    ----------------                         -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
 12/31/1991  $   50,000   $    50,000      N/A      N/A        N/A   12/31/1991   $   2,000   $    2,000        N/A       N/A
 12/31/1992  $   50,000   $    47,474   -5.05%   -5.05%     -5.05%   12/31/1992   $   4,000   $    3,899     -5.05%    -5.05%
 12/31/1993  $   50,000   $    55,420   16.74%    5.28%     10.84%   12/31/1993   $   6,000   $    6,552     16.74%     8.93%
 12/31/1994  $   50,000   $    51,495   -7.08%    0.99%      2.99%   12/31/1994   $   8,000   $    8,088     -7.08%     0.73%
 12/31/1995  $   50,000   $    55,992    8.73%    2.87%     11.98%   12/31/1995   $  10,000   $   10,794      8.73%     3.82%
 12/31/1996  $   50,000   $    63,568   13.53%    4.92%     27.14%   12/31/1996   $  12,000   $   14,254     13.53%     6.85%
 12/31/1997  $   50,000   $    64,257    1.08%    4.27%     28.51%   12/31/1997   $  14,000   $   16,409      1.08%     5.25%
 12/31/1998  $   50,000   $    73,077   13.73%    5.57%     46.15%   12/31/1998   $  16,000   $   20,661     13.73%     7.19%

                      Federated American Leaders Portfolio

                $50,000 Single Purchase Payment Made                            $2,000 Purchase Payment Made December 31, 1994
                        December 31, 1994                                            and Yearly December 31st  Thereafter
                ------------------------------------                            ----------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment    Non-Standardized                         year's purchase payment    Non-Standardized
            -----------------------    ----------------                         -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
 12/31/1994   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1994    $  2,000    $   2,000        N/A       N/A
 12/31/1995   $  50,000     $  65,881   31.76%   31.76%     31.76%   12/31/1995    $  4,000    $   4,635     31.76%    31.76%
 12/31/1996   $  50,000     $  78,918   19.79%   25.63%     57.84%   12/31/1996    $  6,000    $   7,553     19.79%    23.96%
 12/31/1997   $  50,000     $ 102,915   30.41%   27.20%    105.83%   12/31/1997    $  8,000    $  11,849     30.41%    26.92%
 12/31/1998   $  50,000     $ 119,254   15.88%   24.27%    138.51%   12/31/1998    $ 10,000    $  15,730     15.88%    22.82%

                      Federated High Income Bond Portfolio


                $50,000 Single Purchase Payment Made                            $2,000 Purchase Payment Made December 31, 1994
                        December 31, 1994                                            and Yearly December 31st  Thereafter
                ------------------------------------                            ----------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment    Non-Standardized                         year's purchase payment    Non-Standardized
            -----------------------    ----------------                         -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
 12/31/1994   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1994    $  2,000    $   2,000        N/A       N/A
 12/31/1995   $  50,000     $  59,307   18.61%   18.61%     18.61%   12/31/1995    $  4,000    $   4,372     18.61%    18.61%
 12/31/1996   $  50,000     $  66,794   12.63%   15.58%     33.59%   12/31/1996    $  6,000    $   6,924     12.63%    14.69%
 12/31/1997   $  50,000     $  74,912   12.15%   14.43%     49.82%   12/31/1997    $  8,000    $   9,766     12.15%    13.47%
 12/31/1998   $  50,000     $  75,787    1.17%   10.96%     51.57%   12/31/1998    $ 10,000    $  11,880      1.17%     8.62%

                         Federated Prime Money Portfolio

                $50,000 Single Purchase Payment Made                            $2,000 Purchase Payment Made December 31, 1994
                        December 31, 1994                                            and Yearly December 31st  Thereafter
                ------------------------------------                            ----------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment    Non-Standardized                         year's purchase payment    Non-Standardized
            -----------------------    ----------------                         -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
 12/31/1994   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1994    $  2,000    $   2,000        N/A       N/A
 12/31/1995   $  50,000     $  51,816    3.63%    3.63%      3.63%   12/31/1995    $  4,000    $   4,073      3.63%     3.63%
 12/31/1996   $  50,000     $  53,469    3.19%    3.41%      6.94%   12/31/1996    $  6,000    $   6,203      3.19%     3.34%
 12/31/1997   $  50,000     $  55,273    3.37%    3.40%     10.55%   12/31/1997    $  8,000    $   8,412      3.37%     3.36%
 12/31/1998   $  50,000     $  57,107    3.32%    3.38%     14.21%   12/31/1998    $ 10,000    $  10,691      3.32%     3.34%

                      Federated U.S. Government Securities

                $50,000 Single Purchase Payment Made                            $2,000 Purchase Payment Made December 31, 1994
                        December 31, 1994                                            and Yearly December 31st  Thereafter
                ------------------------------------                            ----------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment    Non-Standardized                         year's purchase payment    Non-Standardized
            -----------------------    ----------------                         -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
 12/31/1994   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1994    $  2,000    $   2,000        N/A       N/A
 12/31/1995   $  50,000     $  53,579    7.16%    7.16%      7.16%   12/31/1995    $  4,000    $   4,143      7.16%     7.16%
 12/31/1996   $  50,000     $  55,001    2.65%    4.88%     10.00%   12/31/1996    $  6,000    $   6,253      2.65%     4.16%
 12/31/1997   $  50,000     $  58,835    6.97%    5.57%     17.67%   12/31/1997    $  8,000    $   8,689      6.97%     5.53%
 12/31/1998   $  50,000     $  62,403    6.07%    5.70%     24.81%   12/31/1998    $ 10,000    $  11,216      6.07%     5.74%

                           Federated Utility Portfolio

                $50,000 Single Purchase Payment Made                            $2,000 Purchase Payment Made December 31, 1994
                        December 31, 1994                                            and Yearly December 31st  Thereafter
                ------------------------------------                            ----------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment    Non-Standardized                         year's purchase payment    Non-Standardized
            -----------------------    ----------------                         -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
 12/31/1994   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1994    $  2,000    $   2,000        N/A       N/A
 12/31/1995   $  50,000     $  61,182   22.36%   22.36%     22.36%   12/31/1995    $  4,000    $   4,447     22.36%    22.36%
 12/31/1996   $  50,000     $  67,247    9.91%   15.97%     34.49%   12/31/1996    $  6,000    $   6,888      9.91%    14.14%
 12/31/1997   $  50,000     $  83,914   24.78%   18.84%     67.83%   12/31/1997    $  8,000    $  10,595     24.78%    19.08%
 12/31/1998   $  50,000     $  94,203   12.26%   17.16%     88.41%   12/31/1998    $ 10,000    $  13,894     12.26%    16.51%

                                Montgomery Growth

                $50,000 Single Purchase Payment Made                            $2,000 Purchase Payment Made December 31, 1996
                        December 31, 1996                                            and Yearly December 31st  Thereafter
                ------------------------------------                            ----------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment    Non-Standardized                         year's purchase payment    Non-Standardized
            -----------------------    ----------------                         -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
 12/31/1996   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1996    $  2,000    $   2,000        N/A       N/A
 12/31/1997   $  50,000     $  63,349   26.70%   26.70%     26.70%   12/31/1997    $  4,000    $   4,534     26.70%    26.70%
 12/31/1998   $  50,000     $  64,221    1.38%   13.33%     28.44%   12/31/1998    $  6,000    $   6,596      1.38%     9.63%

                $50,000 Single Purchase Payment Made                            $2,000 Purchase Payment Made December 31, 1996
                        December 31, 1996                                            and Yearly December 31st  Thereafter
                ------------------------------------                            ----------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment    Non-Standardized                         year's purchase payment    Non-Standardized
            -----------------------    ----------------                         -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
 12/31/1996   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1996    $  2,000    $   2,000        N/A       N/A
 12/31/1997   $  50,000     $  48,960   -2.08%   -2.08%     -2.08%   12/31/1997    $  4,000    $   3,958     -2.08%    -2.08%
 12/31/1998   $  50,000     $  30,111  -38.50%  -22.40%    -39.78%   12/31/1998    $  6,000    $   4,434    -38.50%   -28.87%

                           Strong International Stock

                $50,000 Single Purchase Payment Made                            $2,000 Purchase Payment Made December 31, 1995
                        December 31, 1995                                            and Yearly December 31st  Thereafter
                ------------------------------------                            ----------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment    Non-Standardized                         year's purchase payment    Non-Standardized
            -----------------------    ----------------                         -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
 12/31/1995   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1995    $  2,000    $   2,000        N/A       N/A
 12/31/1996   $  50,000     $  54,373    8.75%    8.75%      8.75%   12/31/1996    $  4,000    $   4,175      8.75%     8.75%
 12/31/1997   $  50,000     $  46,313  -14.82%   -3.76%     -7.37%   12/31/1997    $  6,000    $   5,556    -14.82%    -7.59%
 12/31/1998   $  50,000     $  43,433   -6.22%   -4.59%    -13.13%   12/31/1998    $  8,000    $   7,211     -6.22%    -6.89%

                              Strong Schafer Value

                $50,000 Single Purchase Payment Made                            $2,000 Purchase Payment Made December 31, 1997
                        December 31, 1997                                            and Yearly December 31st  Thereafter
                ------------------------------------                            ----------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment    Non-Standardized                         year's purchase payment    Non-Standardized
            -----------------------    ----------------                         -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
 12/31/1997   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1997    $  2,000    $   2,000        N/A       N/A
 12/31/1998   $  50,000     $  50,316    0.63%    0.63%      0.63%   12/31/1998    $  4,000    $   4,013      0.63%     0.63%

                          Wanger U.S. Small Cap Advisor

                $50,000 Single Purchase Payment Made                            $2,000 Purchase Payment Made December 31, 1995
                        December 31, 1995                                            and Yearly December 31st  Thereafter
                ------------------------------------                            ----------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment    Non-Standardized                         year's purchase payment    Non-Standardized
            -----------------------    ----------------                         -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
 12/31/1995   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1995    $  2,000    $   2,000        N/A       N/A
 12/31/1996   $  50,000     $  72,231   44.46%   44.46%     44.46%   12/31/1996    $  4,000    $   4,889     44.46%    44.46%
 12/31/1997   $  50,000     $  92,111   27.52%   35.73%     84.22%   12/31/1997    $  6,000    $   8,235     27.52%    33.51%
 12/31/1998   $  50,000     $  98,613    7.06%   25.41%     97.23%   12/31/1998    $  8,000    $  10,816      7.06%    20.52%

                     Wanger International Small Cap Advisor

                $50,000 Single Purchase Payment Made                            $2,000 Purchase Payment Made December 31, 1995
                        December 31, 1995                                            and Yearly December 31st  Thereafter
                ------------------------------------                            ----------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment    Non-Standardized                         year's purchase payment    Non-Standardized
            -----------------------    ----------------                         -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
 12/31/1995   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1995    $  2,000    $   2,000        N/A       N/A
 12/31/1996   $  50,000     $  65,039   30.08%   30.08%     30.08%   12/31/1996    $  4,000    $   4,602     30.08%    30.08%
 12/31/1997   $  50,000     $  63,132   -2.93%   12.37%     26.26%   12/31/1997    $  6,000    $   6,467     -2.93%     7.59%
 12/31/1998   $  50,000     $  72,346   14.59%   13.10%     44.69%   12/31/1998    $  8,000    $   9,410     14.59%    10.93%

                       Warburg Pincus International Equity

                $50,000 Single Purchase Payment Made                            $2,000 Purchase Payment Made December 31, 1995
                        December 31, 1995                                            and Yearly December 31st  Thereafter
                ------------------------------------                            ----------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment    Non-Standardized                         year's purchase payment    Non-Standardized
            -----------------------    ----------------                         -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
 12/31/1995   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1995    $  2,000    $   2,000        N/A       N/A
 12/31/1996   $  50,000     $  54,200    8.40%    8.40%      8.40%   12/31/1996    $  4,000    $   4,168      8.40%     8.40%
 12/31/1997   $  50,000     $  52,126   -3.83%    2.10%      4.25%   12/31/1997    $  6,000    $   6,009     -3.83%     0.14%
 12/31/1998   $  50,000     $  54,093    3.77%    2.66%      8.19%   12/31/1998    $  8,000    $   8,235      3.77%     1.93%

                       Warburg Pincus Small Company Growth

                $50,000 Single Purchase Payment Made                            $2,000 Purchase Payment Made December 31, 1995
                        December 31, 1995                                            and Yearly December 31st  Thereafter
                ------------------------------------                            ----------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment    Non-Standardized                         year's purchase payment    Non-Standardized
            -----------------------    ----------------                         -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
 12/31/1995   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1995    $  2,000    $   2,000        N/A       N/A
 12/31/1996   $  50,000     $  56,111   12.22%   12.22%     12.22%   12/31/1996    $  4,000    $   4,244     12.22%    12.22%
 12/31/1997   $  50,000     $  63,936   13.94%   13.08%     27.87%   12/31/1997    $  6,000    $   6,836     13.94%    13.35%
 12/31/1998   $  50,000     $  61,170   -4.33%    6.95%     22.34%   12/31/1998    $  8,000    $   8,541     -4.33%     4.38%

                           WRL Alger Aggressive Growth

                $50,000 Single Purchase Payment Made                            $2,000 Purchase Payment Made December 31, 1994
                        December 31, 1994                                            and Yearly December 31st  Thereafter
                ------------------------------------                            ----------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment    Non-Standardized                         year's purchase payment    Non-Standardized
            -----------------------    ----------------                         -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
 12/31/1994   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1994    $  2,000    $   2,000        N/A       N/A
 12/31/1995   $  50,000     $  68,007   36.01%   36.01%     36.01%   12/31/1995    $  4,000    $   4,720     36.01%    36.01%
 12/31/1996   $  50,000     $  73,997    8.81%   21.65%     47.99%   12/31/1996    $  6,000    $   7,136      8.81%    17.87%
 12/31/1997   $  50,000     $  90,348   22.10%   21.80%     80.70%   12/31/1997    $  8,000    $  10,713     22.10%    19.85%
 12/31/1998   $  50,000     $ 132,389   46.53%   27.56%    164.78%   12/31/1998   $  10,000    $  17,698     46.53%    28.88%


                     WRL J.P. Morgan Real Estate Securities

                $50,000 Single Purchase Payment Made                            $2,000 Purchase Payment Made December 31, 1998
                        December 31, 1998                                            and Yearly December 31st  Thereafter
                ------------------------------------                            ----------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment    Non-Standardized                         year's purchase payment    Non-Standardized
            -----------------------    ----------------                         -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
 12/31/1998   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1998    $  2,000     $  2,000        N/A       N/A


                                WRL Janus Global

                $50,000 Single Purchase Payment Made                            $2,000 Purchase Payment Made December 31, 1992
                        December 31, 1992                                            and Yearly December 31st  Thereafter
                ------------------------------------                            ----------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment    Non-Standardized                         year's purchase payment    Non-Standardized
            -----------------------    ----------------                         -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
 12/31/1992   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1992    $  2,000    $   2,000        N/A       N/A
 12/31/1993   $  50,000     $  66,546   33.09%   33.09%     33.09%   12/31/1993    $  4,000    $   4,662     33.09%    33.09%
 12/31/1994   $  50,000     $  65,721   -1.24%   14.65%     31.44%   12/31/1994    $  6,000    $   6,604     -1.24%     9.75%
 12/31/1995   $  50,000     $  79,693   21.26%   16.81%     59.39%   12/31/1995    $  8,000    $  10,008     21.26%    15.15%
 12/31/1996   $  50,000     $ 100,306   25.87%   19.01%    100.61%   12/31/1996   $  10,000    $  14,597     25.87%    19.01%
 12/31/1997   $  50,000     $ 117,364   17.01%   18.61%    134.73%   12/31/1997   $  12,000    $  19,079     17.01%    18.41%
 12/31/1998   $  50,000     $ 150,359   28.11%   20.14%    200.72%   12/31/1998   $  14,000    $  26,443     28.11%    20.76%

                                WRL Janus Growth

                $50,000 Single Purchase Payment Made                            $2,000 Purchase Payment Made December 31, 1986
                        December 31, 1986                                            and Yearly December 31st  Thereafter
                ------------------------------------                            ----------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment    Non-Standardized                         year's purchase payment    Non-Standardized
            -----------------------    ----------------                         -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
 12/31/1986   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1986   $   2,000    $   2,000        N/A       N/A
 12/31/1987   $  50,000     $  54,626    9.25%    9.25%      9.25%   12/31/1987   $   4,000    $   4,185      9.25%     9.25%
 12/31/1988   $  50,000     $  63,844   16.87%   13.00%     27.69%   12/31/1988   $   6,000    $   6,891     16.87%    14.18%
 12/31/1989   $  50,000     $  92,519   44.91%   22.77%     85.04%   12/31/1989   $   8,000    $  11,986     44.91%    27.74%
 12/31/1990   $  50,000     $  90,938   -1.71%   16.13%     81.88%   12/31/1990   $  10,000    $  13,782     -1.71%    16.10%
 12/31/1991   $  50,000     $ 143,230   57.50%   23.43%    186.46%   12/31/1991   $  12,000    $  23,706     57.50%    27.06%
 12/31/1992   $  50,000     $ 144,399    0.82%   19.33%    188.80%   12/31/1992   $  14,000    $  25,900      0.82%    20.09%
 12/31/1993   $  50,000     $ 147,925    2.44%   16.76%    195.85%   12/31/1993   $  16,000    $  28,532      2.44%    16.05%
 12/31/1994   $  50,000     $ 133,600   -9.68%   13.07%    167.20%   12/31/1994   $  18,000    $  27,769     -9.68%    10.53%
 12/31/1995   $  50,000     $ 193,715   45.00%   16.24%    287.43%   12/31/1995   $  20,000    $  42,264     45.00%    15.82%
 12/31/1996   $  50,000     $ 225,139   16.22%   16.24%    350.28%   12/31/1996   $  22,000    $  51,121     16.22%    15.88%
 12/31/1997   $  50,000     $ 260,744   15.81%   16.20%    421.49%   12/31/1997   $  24,000    $  61,205     15.81%    15.87%
 12/31/1998   $  50,000     $ 422,697   62.11%   19.47%    745.39%   12/31/1998   $  26,000    $ 101,221     62.11%    20.61%

                         WRL LKCM Strategic Total Return

                $50,000 Single Purchase Payment Made                            $2,000 Purchase Payment Made December 31, 1993
                        December 31, 1993                                            and Yearly December 31st  Thereafter
                ------------------------------------                            ----------------------------------------------
            Values prior to current                                             Values prior to current
            year's purchase payment    Non-Standardized                         year's purchase payment    Non-Standardized
            -----------------------    ----------------                         -----------------------    -----------------
                                        One    Average                                                      One      Average
                                        Year    Annual  Cumulative                                          Year     Annual
            Cumulative   Accumulated   Total    Total   Fund Total              Cumulative  Accumulated    Total      Total
   Date       Payment       Value      Return   Return    Return        Date      Payment      Value       Return    Return
   ----       -------       -----      ------   ------    ------        ----      -------      -----       ------    ------
 12/31/1993   $  50,000     $  50,000      N/A      N/A        N/A   12/31/1993    $  2,000    $   2,000        N/A       N/A
 12/31/1994   $  50,000     $  48,993   -2.01%   -2.01%     -2.01%   12/31/1994    $  4,000    $   3,960     -2.01%    -2.01%
 12/31/1995   $  50,000     $  60,180   22.83%    9.71%     20.36%   12/31/1995    $  6,000    $   6,864     22.83%    13.77%
 12/31/1996   $  50,000     $  68,183   13.30%   10.89%     36.37%   12/31/1996    $  8,000    $   9,777     13.30%    13.54%
 12/31/1997   $  50,000     $  81,808   19.98%   13.10%     63.62%   12/31/1997   $  10,000    $  13,730     19.98%    15.91%
 12/31/1998   $  50,000     $  88,346    7.99%   12.06%     76.69%   12/31/1998   $  12,000    $  16,828      7.99%    13.43%

Individualized Computer Generated Illustrations

Peoples Benefit may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Policies with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or

Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

                             PERFORMANCE COMPARISONS

Performance information for any subaccount reflects only the performance of a hypothetical Policy under which Accumulation Value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Peoples Benefit Life Insurance Company, Inc. as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each subaccount's performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

     .    quality of underlying investments;

     .    average maturity of underlying investments;

     .    type of instruments in which the Portfolio is invested;

     .    changes in interest rates and market value of underlying investments;

     .    changes in Portfolio expenses; and

     .    the relative amount of the Portfolio's cash flow.

From time to time, we may advertise the performance of the subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

     . Dow Jones Industrial Average ("DJIA"), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

     . Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor's figures.

     . Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios' Lipper rankings in various fund categories in advertising and sales literature.

     . Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

     . Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

     . Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

     . Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

     . Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

     . Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

     . Standard & Poor's Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

     . Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

     .    The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds' Prospectuses to obtain a more complete view of each Portfolio's performance before investing. Of course, when comparing each Portfolio's performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

                          SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Peoples Benefit. The assets are kept physically segregated and held separate and apart from Peoples Benefit's general account assets. The general account contains all of the assets of Peoples Benefit. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the subaccounts and the general account.

               CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of Peoples Benefit or other insurance companies. Although Peoples Benefit believes it is unlikely, a material conflict could arise between the interests of the Separate Account and one or more of the other participating separate accounts. In the event a material conflict does exist, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Fund if required by law, to resolve the matter. See the Fund's prospectus for more information.

                                 PEOPLES BENEFIT

The Company is a direct subsidiary of Monumental Life Insurance Company, Capital Liberty, L.P., and Commonwealth General Corporation, which, respectively, have 76.3%, 20%, and 3.7% interests in the Company. Monumental Life Insurance Company is a direct subsidiary of Capital General Development Corporation and First AUSA Life Insurance Company, which, respectively, have 73.23% and 26.77% interests in Monumental Life Insurance Company. Monumental Life Insurance Company and Commonwealth General Corporation have, respectively, 99% and 1% interests in Capital Liberty, L.P. Commonwealth General Corporation is a wholly owned subsidiary of Transamerica Holding Company. Capital General Development Corporation is a wholly owned subsidiary of Commonwealth General Corporation. First AUSA Life Insurance Company is a wholly owned subsidiary of Transamerica Holding Company.

The Company is a wholly owned indirect subsidiary of AEGON USA, Inc., which in turn is wholly owned by AEGON U.S. Holding Corporation, a wholly owned subsidiary of AEGON International N.V. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has a 53.16% interest in AEGON N.V.

The Company was formerly known as National Home Life Assurance Company, until July 1, 1995, when it changed its name to Providian Life and Health Insurance Company. On October 1, 1998, it changed its name to Peoples Benefit Life Insurance Company.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE POLICY

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

DISTRIBUTION REQUIREMENTS

The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion most be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner's date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the "designated beneficiary" as defined in section 72(s) of the Code. However, if upon such owner's death prior to the annuity commencement date, such owner's surviving spouse becomes the sole new owner, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policy satisfy all such Code requirements. The provisions contained in the policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under
Section 817(h) (Treas. Reg. ss.1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury regulations. Peoples Benefit has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

OWNER CONTROL

In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable annuity contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

More recently, the Treasury Department announced in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, you have the choice of one or more subaccounts in which to allocate purchase payments and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owner of the assets of the separate account. In addition, Peoples Benefit does not know what standards will be set forth, if any, in the regulation or rulings that the Treasury Department has stated it expects to issue. Peoples Benefit therefore reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the separate account.

WITHHOLDING

The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested to be made. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified policies, "eligible rollover distributions" from
Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

QUALIFIED POLICIES

The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

Peoples Benefit makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of a policy for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

INDIVIDUAL RETIREMENT ANNUITIES

In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total Purchase Payments for any calendar year may not exceed $2,000, except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; and certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity contract that provides a death benefit that equals the greater of the purchase payments paid or the cash value for the contract. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)

The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS

Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policies include a death benefit that in some cases may exceed the greater of the purchase payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age
59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policies include a death benefit that in some cases may exceed the greater of the purchase payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser.

DEFERRED COMPENSATION PLANS

Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, political sub-divisions, agencies, instrumentality and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

NON-NATURAL PERSONS

Pursuant to Section 72(u) of the Code, an annuity contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the Purchase Payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at the year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent's death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single Purchase Payment; instead, such policies are taxed as described above under the heading "Taxation of Annuities."

                           TAXATION OF PEOPLES BENEFIT

Peoples Benefit is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Separate Account is not a separate entity from Peoples Benefit and its operations form a part of Peoples Benefit, the Separate Account will not be taxed separately as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to Peoples Benefit. Peoples Benefit reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

Under present laws, Peoples Benefit will incur state or local taxes in several states. At the present, Peoples Benefit does not charge the Contract Owner for these taxes. If there is a change in state or local tax laws, Peoples Benefit may make charges for such taxes. Peoples Benefit does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contracts. Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

Peoples Benefit will periodically review the question of a charge to the Separate Account for corporate federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes Peoples Benefit incurs. This might become necessary if Peoples Benefit ultimately determines that its tax treatment is not what it currently believes it to be, if there are changes in the federal income tax treatment of annuities at the corporate level, or if there is a change in Peoples Benefit's tax status. If Peoples Benefit should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Policies, the Accumulated Value of the Policy would be correspondingly adjusted by any provision or charge for such taxes.

                       STATE REGULATION OF PEOPLES BENEFIT

Peoples Benefit is a stock life insurance company organized under the laws of Iowa, and is subject to regulation by the Iowa State Department of Insurance. An annual statement is filed with the Iowa Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of Peoples Benefit as of December 31st of the preceding calendar year. Periodically, the Iowa Commissioner of Insurance examines the financial condition of Peoples Benefit, including the liabilities and reserves of the Separate Account.

                               RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Peoples Benefit. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, Peoples Benefit will mail to all Policy Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                          DISTRIBUTION OF THE POLICIES

AFSG Securities Corporation ("AFSG"), formerly Providian Securities Corporation, the principal underwriter of the Policy, is ultimately a wholly-owned subsidiary of AEGON N.V. AFSG is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions and expense allowance payments not to exceed, in the aggregate, 6.75% of Purchase Payments may be paid to entities which sell the Policy. Additional payments may be made for other services not directly related to the sale of the Policy.

The Policy is offered to the public through brokers licensed under the federal securities laws and state insurance laws that have entered into agreements with AFSG. The offering of the Policy is continuous and AFSG does not anticipate discontinuing the offering of the Policy. However, AFSG does reserve the right to discontinue the offering of the Policy.

                                LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Peoples Benefit is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                                OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policy and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor's Edge Select Policy Owners as of ended December 31, 1999, and for the year then ended and the period October 26, 1998 (commencement of operations) through December 31, 1998, including the Report of Independent Auditors thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements of Peoples Benefit as of December 31, 1999, and 1998, and for each of the three years in the period ended December 31, 1999, including the Reports of Independent Auditors thereon, are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor's Edge Select Policy Owners and should be considered only as bearing on the ability of Peoples Benefit to meet its obligations under the Polices. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                             Financial Statements - Statutory Basis

                             Peoples Benefit Life Insurance Company

                          Years ended December 31, 1999, 1998 and 1997
                               with Report of Independent Auditors

                     Peoples Benefit Life Insurance Company

                     Financial Statements - Statutory Basis


                  Years ended December 31, 1999, 1998 and 1997


                                    Contents

Report of Independent Auditors............................................1

Audited Financial Statements

Balance Sheets - Statutory Basis..........................................3
Statements of Operations - Statutory Basis................................5
Statements of Changes in Capital and Surplus - Statutory Basis............6
Statements of Cash Flow - Statutory Basis.................................7
Notes to Financial Statements - Statutory Basis...........................8

                         Report of Independent Auditors


The Board of Directors
Peoples Benefit Life Insurance Company


We have audited the accompanying statutory-basis balance sheets of Peoples Benefit Life Insurance Company, an indirect wholly-owned subsidiary of AEGON N.V., as of December 31, 1999 and 1998, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Peoples Benefit Life Insurance Company at December 31, 1999 and 1998, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 1999.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Peoples Benefit Life Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 1999, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa.


                                              /s/ Ernst & Young LLP
Des Moines, Iowa
February 18, 2000

                     Peoples Benefit Life Insurance Company

                        Balance Sheets - Statutory Basis
                (Dollars in thousands, except per share amounts)

                                                                                     December 31
                                                                               1999              1998
                                                                           -------------------------------
Admitted assets
Cash and invested assets:
   Cash and short-term investments                                         $     174,117    $     193,367
   Bonds                                                                       3,219,493        4,299,430
   Stocks:
     Preferred                                                                   160,990           91,609
     Common (cost: 1999 - $180,645; 1998 - $37,955)                              201,185           38,092
     Common stocks sold, but not yet purchased [cost:
       1999 - $(137,497); 1998 - $(80,447)]                                     (147,374)         (83,727)
     Affiliated entity (cost: 1999 - $202,606; 1998 - $202,606)
                                                                                 515,075          457,011
   Mortgage loans on real estate                                               1,933,540        2,041,729
   Real estate                                                                     7,605            3,980
   Policy loans                                                                  159,161          154,703
   Other invested assets                                                         316,696          268,783
                                                                           -------------------------------
Total cash and invested assets                                                 6,540,488        7,464,977

Premiums deferred and uncollected                                                 45,553           44,117
Accrued investment income                                                         64,418           79,705
Receivable from affiliates                                                        42,290           72,156
Federal income taxes recoverable                                                   2,709           12,157
Other assets                                                                      20,577           54,432
Separate account assets                                                        6,505,330        4,915,961

                                                                        -----------------------------------
Total admitted assets                                                        $13,221,365      $12,643,505
                                                                        ===================================


                                                                                      December 31
                                                                                1999              1998
                                                                            -----------------------------
Liabilities and capital and surplus
Liabilities:
   Aggregate reserves for policies and contracts:
     Life                                                                   $  1,099,807     $  1,120,051
     Annuity                                                                   2,840,176        3,126,053
     Accident and health                                                          79,058           81,793
   Policy and contract claim reserves:
     Life                                                                         27,588           30,445
     Accident and health                                                          33,522           29,556
   Policyholder contract deposits                                              1,224,174        1,740,041
   Other policyholders' funds                                                    514,060          524,254
   Remittances and items not allocated                                             6,814           11,644
   Asset valuation reserve                                                       163,728          134,828
   Interest maintenance reserve                                                   10,502           16,131
   Short-term notes payable to affiliates                                        104,500          102,293
   Payable for securities                                                              -          116,191
   Other liabilities                                                              84,459           68,767
   Transfers to separate accounts due or accrued                                  (3,781)           3,215
   Payable to affiliates                                                               -           79,952
   Separate account liabilities                                                6,505,330        4,884,819
                                                                            -----------------------------
Total liabilities                                                             12,689,937       12,070,033

Commitments and contingencies (Note 9)

Capital and surplus:
   Common stock, $11 par value, 1,145,000 shares authorized, issued
     and outstanding                                                              12,595           12,595
   Preferred stock, $11 par value, $240 liquidation value, 2,290,000
     shares authorized, issued and outstanding                                    25,190           25,190
   Paid-in surplus                                                                 2,583            2,583
   Unassigned surplus                                                            491,060          533,104
                                                                            -----------------------------
Total capital and surplus                                                        531,428          573,472
                                                                            -----------------------------
Total liabilities and capital and surplus                                    $13,221,365      $12,643,505
                                                                            =============================

See accompanying notes.

                     Peoples Benefit Life Insurance Company

                   Statements of Operations - Statutory Basis
                             (Dollars in thousands)


                                                                           Year ended December 31
                                                                  1999              1998             1997
                                                               ----------------------------------------------
Revenues:
   Premiums and other considerations, net of reinsurance:
     Life                                                      $   171,343      $   165,442       $   169,292
     Annuity                                                     1,358,289        1,584,173         1,232,283
     Accident and health                                           132,842          133,490           144,713
   Net investment income                                           451,064          512,102           559,656
   Amortization of interest maintenance reserve                      8,274            7,046             6,333
   Commissions and expense allowances on reinsurance
      ceded                                                          5,474            4,542             2,323
   Separate account fee income                                      23,824           19,494                 -
   Other                                                             3,659           (9,666)            7,770
                                                               ----------------------------------------------
                                                                 2,154,769        2,416,623         2,122,370
Benefits and expenses:
   Benefits paid or provided for:
     Life benefits                                                 189,648          207,521           112,403
     Surrender benefits                                          1,453,339        1,338,387         1,120,236
     Accident and health benefits                                   75,768           75,372            79,576
     Other benefits                                                 95,045           89,301           162,215
     Increase (decrease) in aggregate reserves for policies
       and contracts:
       Life                                                        (14,358)         (27,717)          (16,974)
       Annuity                                                    (285,876)        (210,997)         (141,304)
       Accident and health                                          (2,734)          (2,347)           (4,169)
       Other                                                      (524,156)          32,453           (96,839)
                                                               ----------------------------------------------
                                                                   986,676        1,501,973         1,215,144
   Insurance expenses:
     Commissions                                                    34,986           46,200            54,554
     General insurance expenses                                     97,381           75,102           106,666
     Taxes, licenses and fees                                        8,705            8,037            10,036
     Net transfers to separate accounts                            889,687          652,622           599,633
     Other expenses                                                 15,249              199               559
                                                               ----------------------------------------------
                                                                 1,046,008          782,160           771,448
                                                               ----------------------------------------------
                                                                 2,032,684        2,284,133         1,986,592
                                                               ----------------------------------------------
Gain from operations before federal income tax expense and
   net realized capital gains on investments                       122,085          132,490           135,778
Federal income tax expense                                          37,277           32,960            54,615
                                                               ----------------------------------------------
Gain from operations before net realized capital gains on
   investments                                                      84,808           99,530            81,163

Net realized capital gains on investments (net of related
   federal income taxes and amounts transferred to interest
   maintenance reserve)                                              4,230           27,621            24,702
                                                               ----------------------------------------------
Net income                                                     $    89,038      $   127,151       $   105,865
                                                               ==============================================

See accompanying notes.

                     Peoples Benefit Life Insurance Company

         Statements of Changes in Capital and Surplus - Statutory Basis
                             (Dollars in thousands)


                                                                                                                  Total
                                                  Common         Preferred        Paid-in        Unassigned     Capital and
                                                   Stock           Stock          Surplus         Surplus         Surplus
                                              -----------------------------------------------------------------------------
Balance at January 1, 1997                       $12,595         $25,190           $2,583        $564,943        $605,311
   Net income                                          -               -                -         105,865         105,865
   Change in net unrealized capital
     gains/losses                                      -               -                -          45,907          45,907
   Change in non-admitted assets                       -               -                -             341             341
   Change in asset valuation reserve                   -               -                -         (12,296)        (12,296)
   Change in surplus in separate accounts              -               -                -             424             424
   Dividends to stockholders                           -               -                -        (120,000)       (120,000)
   Prior year federal income tax adjustment
                                                       -               -                -           4,719           4,719
                                              -----------------------------------------------------------------------------
Balance at December 31, 1997                      12,595          25,190            2,583         589,903         630,271
   Net income                                          -               -                -         127,151         127,151
   Change in net unrealized capital
     gains/losses                                      -               -                -         (15,584)        (15,584)
   Change in non-admitted assets                       -               -                -           9,324           9,324
   Change in liability for reinsurance in
     unauthorized companies                            -               -                -             (27)            (27)
   Change in asset valuation reserve                   -               -                -         (25,363)        (25,363)
   Change in surplus in separate accounts              -               -                -           3,581           3,581
   Dividends to stockholders                           -               -                -        (160,000)       (160,000)
   Tax benefits on stock options exercised             -               -                -           4,119           4,119
                                              -----------------------------------------------------------------------------
Balance at December 31, 1998                      12,595          25,190            2,583         533,104         573,472
   Net income                                          -               -                -          89,038          89,038
   Change in net unrealized capital
     gains/losses                                      -               -                -          44,119          44,119
   Change in non-admitted assets                       -               -                -           8,328           8,328
   Change in liability for reinsurance in
     unauthorized companies                            -               -                -              19              19
   Change in asset valuation reserve                   -               -                -         (28,900)        (28,900)
   Change in surplus in separate accounts              -               -                -          (3,854)         (3,854)
   Dividends to stockholders                           -               -                -        (160,000)       (160,000)
   Tax benefits on stock options exercised             -               -                -           5,629           5,629
   Other                                               -               -                -           3,577           3,577
                                              -----------------------------------------------------------------------------
Balance at December 31, 1999                     $12,595         $25,190           $2,583        $491,060        $531,428
                                              =============================================================================

See accompanying notes.

                     Peoples Benefit Life Insurance Company

                    Statements of Cash Flow - Statutory Basis
                             (Dollars in thousands)



                                                                           Year ended December 31
                                                                  1999             1998              1997
                                                               ----------------------------------------------
Operating activities
Premiums and other considerations, net of reinsurance          $1,700,093       $1,884,760        $1,557,727
Net investment income                                             469,515          529,718           544,108
Life claims                                                      (192,568)        (198,317)         (108,112)
Surrender benefits and other fund withdrawals                  (1,453,339)      (1,338,387)       (1,120,708)
Disability benefits under accident and health policies            (71,800)         (73,604)          (77,681)
Other benefits to policyholders                                   (94,512)         (89,304)         (161,602)
Commissions, other expenses and other taxes                      (139,867)        (136,417)         (171,155)
Net transfers to separate accounts                               (865,863)        (633,128)         (602,788)
Federal income taxes, excluding tax on capital gains              (22,200)         (40,998)          (53,792)
Other, net                                                       (145,568)          78,339           (59,738)
                                                               ----------------------------------------------
Net cash used in operating activities                            (816,109)         (17,338)         (253,741)

Investing activities
Proceeds from investments sold, matured or repaid:
   Bonds and preferred stocks                                   2,402,706        2,370,321         4,006,319
   Common stocks                                                  369,991          275,513           259,925
   Mortgage loans on real estate                                  368,121          732,217           648,588
   Real estate                                                      3,645            7,733             8,784
   Policy loans, net                                                    -              727             2,744
   Other                                                           19,222           51,375           136,271
                                                               ----------------------------------------------
                                                                3,163,685        3,437,886         5,062,631
Cost of investments acquired:
   Bonds and preferred stocks                                  (1,411,300)      (2,316,926)       (4,114,568)
   Common stocks                                                 (490,887)        (293,534)         (249,597)
   Mortgage loans on real estate                                 (265,166)        (485,488)         (385,022)
   Real estate                                                     (7,572)               -                 -
   Policy loans, net                                               (4,458)               -                 -
   Other                                                          (29,650)        (118,648)          (34,263)
                                                               ----------------------------------------------
                                                               (2,209,033)      (3,214,596)       (4,783,450)
                                                               ----------------------------------------------
Net cash provided by investing activities                         954,652          223,290           279,181

Financing activities
Issuance of short-term intercompany notes payable, net              2,207          102,293                 -
Dividends paid to stockholders                                   (160,000)        (160,000)         (120,000)
Other                                                                   -                -               (23)
                                                               ----------------------------------------------
Net cash used in financing activities                            (157,793)         (57,707)         (120,023)
                                                               ----------------------------------------------
Increase (decrease) in cash and short-term investments            (19,250)         148,245           (94,583)

Cash and short-term investments at beginning of year              193,367           45,122           139,705
                                                               ----------------------------------------------
Cash and short-term investments at end of year                 $  174,117      $   193,367      $     45,122
                                                               ==============================================

See accompanying notes.

                     Peoples Benefit Life Insurance Company

                 Notes to Financial Statements - Statutory Basis
                             (Dollars in thousands)

                                December 31, 1999


1. Organization and Summary of Significant Accounting Policies

Organization

Peoples Benefit Life Insurance Company (the "Company") is a stock life and health insurance company. Prior to June 10, 1997, the Company was an indirect wholly-owned subsidiary of Providian Corporation ("Providian"). On June 10, 1997, Providian's insurance operations, including the operations of the Company, were merged with an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Providian was the surviving corporation in the merger. Effective October 15, 1997, Providian's name was changed to Commonwealth General Corporation ("Commonwealth"). Effective January 1, 1998, ownership of Commonwealth was transferred to AEGON USA, Inc. ("AEGON"), an indirect wholly-owned subsidiary of AEGON N.V.

The Company is directly owned by Monumental Life Insurance Company 76%, Capital Liberty Limited Partnership ("CLLP") 20%, and Commonwealth 4%. The Company wholly owns an insurance subsidiary, Veterans Life Insurance Company ("VLIC").

On December 31, 1999, the Company was redomiciled from Missouri to Iowa.

Nature of Operations

The Company sells and services life and accident and health insurance products, primarily utilizing direct response methods, such as television, telephone, mail and third-party programs to reach low to middle-income households nationwide. The Company also sells and services group and individual accumulation products, primarily utilizing brokers, fund managers, financial planners, stock brokerage firms and a mutual fund.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract claim reserves, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa ("Insurance Department"), which practices differ in some respects from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) common stocks sold but not yet purchased are reported as liabilities for GAAP purposes;
(c) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (d) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions;
(e) certain separate accounts provide policyholders with a guaranteed return; these separate accounts are included in the general account assets and liabilities for GAAP purposes due to the nature of the guaranteed return; (f) policy reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values; (g) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (h) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (i) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (j) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (k) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (l) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (m) pension expense is recorded as amounts are paid; (n) stock options settled in cash are recorded as expense of the Company's indirect parent rather than charged to current operations; (o) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; (p) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus; and (q) the financial statements of wholly-owned affiliates are not consolidated with those of the Company. The effects of these variances have not been determined by the Company but are presumed to be material.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

In 1998, the National Association of Insurance Commissioners ("NAIC") adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of Iowa must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time, it is unclear whether the State of Iowa will adopt Codification. However, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

Cash and Short-Term Investments

For purposes of the statements of cash flow, the Company considers all highly liquid investments with remaining maturities of one year or less when purchased to be short-term investments.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies, which include shares of mutual funds, are carried at market. Common stocks sold but not yet purchased are carried at market as a contra asset. Common stock of the Company's affiliated insurance subsidiary is recorded at the equity in statutory-basis net assets. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various limited partnerships and are recorded at equity in underlying net assets. Derivative financial instruments, consisting primarily of interest rate swap agreements, including basis swaps, and futures, are valued consistently with the hedged item. Hedges of fixed income assets and/or liabilities are valued at amortized cost. Hedges of items carried at fair value are valued at fair value. Derivatives which cease to be effective hedges are valued at fair value. Other "admitted assets" are valued, principally at cost, as required or permitted by Iowa Insurance Laws.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

Common stocks sold but not yet purchased represents obligations of the Company to deliver specified securities at contracted prices, thereby creating a liability to purchase the securities at prevailing market prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold but not yet purchased may exceed the current amount recognized in the financial statements. The Insurance Division, Department of Commerce, of the State of Iowa has approved the Company's accounting for common stocks sold but not yet purchased as a permitted practice.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve ("AVR") is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve ("IMR"), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 1999, 1998 and 1997, the Company excluded investment income due and accrued of $1,992, $1,503 and $308, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Policyholder Contract Deposits

Policyholder contract deposits are comprised primarily of guaranteed investment contracts (GICs). The GICs consist of three types. One type is guaranteed as to principal along with interest guarantees based upon predetermined indices. The second type guarantees principal and interest but also includes a penalty if the contract is surrendered early. The third type guarantees principal and interest and is non-surrenderable before the fixed maturity date. Policy reserves on the GICs are determined following the retrospective deposit method and consist of contract values that accrue to the benefit of the policyholder.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $1,266,608, $858,751 and $784,931 in 1999, 1998 and 1997, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge.

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations.

Stock Option Plan

AEGON N.V. sponsors a stock option plan for eligible employees of the Company. Under this plan, certain employees have indicated a preference to immediately sell shares received as a result of their exercise of the stock options; in these situations, AEGON N.V. has settled such options in cash rather than issuing stock to these employees. These cash settlements are paid by the Company, and AEGON N.V. subsequently reimburses the Company for such payments. Under statutory accounting principles, the Company does not record any expense related to this plan, as the expense is recognized by AEGON N.V. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

Reclassifications

Certain reclassifications have been made to the 1998 and 1997 financial statements to conform to the 1999 presentation.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


2. Fair Values of Financial Instruments

Statement of Financial Accounting Standards ("SFAS") No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

   Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

   Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

   Interest rate swaps and forward-rate agreements: Estimated fair value of interest rate swaps and forward-rate agreements are based on pricing models or formulas using current assumptions.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


2. Fair Values of Financial Instruments (continued)

   Short-term notes payable to affiliates: The fair values for short-term notes to affiliates are assumed to equal their carrying amount.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:


                                                                       December 31
                                                        1999                                1998
                                            ------------------------------     ------------------------------
                                              Carrying                           Carrying
                                               Amount         Fair Value          Amount          Fair Value
                                            ------------------------------     ------------------------------
   Admitted assets
   Cash and short-term investments
                                            $   174,117     $     174,117      $   193,367       $   193,367
   Bonds                                      3,219,493         3,087,002        4,299,430         4,439,611
   Preferred stocks                             160,990           158,736           91,609            98,346
   Common stocks                                 53,811            53,811          (45,635)          (45,635)
   Mortgage loans on real estate              1,933,540         1,895,672        2,041,729         2,100,897
   Policy loans                                 159,161           159,161          154,703           154,703
   Separate account assets                    6,505,330         6,505,330        4,915,961         4,915,961

   Liabilities
   Investment contract liabilities            3,283,269         3,245,239        5,385,785         5,334,953
   Separate account liabilities               6,414,824         6,264,434        4,863,189         4,673,802
   Short-term notes payable to
     affiliates                                 104,500           104,500          102,293           102,293
   Interest rate swaps                             (212)           (2,789)               -             7,022
   Forwards                                         (71)              (71)               -                 -

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


3. Investments

Statutory-basis financial information of the Company's wholly-owned insurance subsidiary, Veterans Life Insurance Company, is summarized as follows:


                                                                                       December 31
                                                                                 1999              1998
                                                                             ------------------------------
   Summary statutory-basis balance sheets
   Cash and invested assets                                                   $715,766           $657,263
   Other assets                                                                 38,247             41,843
                                                                             ------------------------------
   Total admitted assets                                                      $754,013           $699,106
                                                                             ==============================

   Insurance reserves                                                         $192,021           $188,532
   Other liabilities                                                            46,917             53,563
   Capital and surplus                                                         515,075            457,011
                                                                             ------------------------------
   Total liabilities and capital and surplus                                  $754,013           $699,106
                                                                             ==============================

                                                                       Year ended December 31
                                                             1999              1998               1997
                                                           ---------------------------------------------
   Summary statutory-basis statements of income
   Revenues                                                $145,549          $152,851           $148,332
   Expenses and taxes                                       102,850           113,042            117,414
                                                           ---------------------------------------------
   Net income                                              $ 42,699          $ 39,809           $ 30,918
                                                           =============================================

The carrying amounts and estimated fair values of investments in debt securities were as follows:

                                                                   Gross          Gross        Estimated
                                                   Carrying      Unrealized     Unrealized        Fair
                                                    Amount         Gains          Losses         Value
                                                   ------------------------------------------------------
   December 31, 1999
   Bonds:
     United States Government and agencies         $   166,209   $     481     $  10,690      $   156,000
     State, municipal and other government              53,453         624           985           53,092
     Public utilities                                  202,180         820        12,594          190,406
     Industrial and miscellaneous                    1,950,758      23,903       114,196        1,860,465
     Mortgage and other asset-backed securities        846,893      10,679        30,533          827,039
                                                   ------------------------------------------------------
                                                     3,219,493      36,507       168,998        3,087,002
   Preferred stocks                                    160,990      19,387        21,641          158,736
                                                   ------------------------------------------------------
                                                    $3,380,483     $55,894      $190,639       $3,245,738
                                                   ======================================================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)


                                                                   Gross          Gross        Estimated
                                                   Carrying      Unrealized     Unrealized        Fair
                                                    Amount         Gains          Losses         Value
                                                   ------------------------------------------------------
   December 31, 1998
   Bonds:
     United States Government and agencies         $   219,751  $    6,985     $     593      $   226,143
     State, municipal and other government              78,160       1,745         3,223           76,682
     Public utilities                                  269,117      11,187           848          279,456
     Industrial and miscellaneous                    2,546,799     174,695        49,392        2,672,102
     Mortgage and other asset-backed
       securities                                    1,185,603      16,435        16,810        1,185,228
                                                   ------------------------------------------------------
                                                     4,299,430     211,047        70,866        4,439,611
   Preferred stocks                                     91,609       8,327         1,590           98,346
                                                   ------------------------------------------------------
                                                    $4,391,039    $219,374       $72,456       $4,537,957
                                                   ======================================================


The carrying amounts and estimated fair values of bonds at December 31, 1999, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                               Carrying        Estimated
                                                                                Amount         Fair Value
                                                                            ------------------------------
   Due in one year or less                                                   $   206,420      $   204,137
   Due after one year through five years                                         530,266          520,558
   Due after five years through ten years                                        335,659          329,617
   Due after ten years through fifteen years                                     282,985          281,635
   Due after fifteen years through twenty years                                  227,857          207,142
   Due after twenty years                                                        789,413          716,874
                                                                            ------------------------------
                                                                               2,372,600        2,259,963
   Mortgage and other asset-backed securities                                    846,893          827,039
                                                                            ------------------------------
                                                                              $3,219,493       $3,087,002
                                                                            ==============================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)

3. Investments (continued)

A detail of net investment income is presented below:

                                                                        Year ended December 31
                                                                  1999           1998            1997
                                                                ---------------------------------------
   Interest on bonds and notes                                  $291,841       $337,793        $331,084
   Dividends on equity investments                                  (120)         3,824           3,267
   Interest on mortgage loans                                    151,329        161,897         196,584
   Rental income on real estate                                      128            327               -
   Interest on policy loans                                        7,508          4,645           7,322
   Other investment income                                        24,274         28,830          37,576
                                                                ---------------------------------------
   Gross investment income                                       474,960        537,316         575,833

   Less investment expenses                                       23,896         25,214          16,177
                                                                ---------------------------------------
   Net investment income                                        $451,064       $512,102        $559,656
                                                                =======================================

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                                     Year ended December 31
                                                             1999              1998             1997
                                                           -----------------------------------------------
   Proceeds                                                 $2,402,706        $2,370,321       $4,006,319
                                                           ===============================================

   Gross realized gains                                     $   87,770        $   67,577       $   43,227
   Gross realized losses                                       (60,911)          (22,015)         (29,488)
                                                           -----------------------------------------------
   Net realized gains                                       $   26,859        $   45,562       $   13,739
                                                           ===============================================

At December 31, 1999, investments with an aggregate carrying amount of $5,452,647 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:


                                                                                   Realized
                                                                     -------------------------------------
                                                                            Year ended December 31
                                                                       1999          1998          1997
                                                                     -------------------------------------
   Debt securities                                                    $26,859       $45,562       $13,739
   Short-term investments                                                 (58)          127             -
   Equity securities                                                  (35,221)        6,098        16,694
   Mortgage loans on real estate                                        2,352         6,921        (1,121)
   Real estate                                                           (301)         (243)        1,604
   Other invested assets                                               26,414        16,592        13,385
                                                                     -------------------------------------
                                                                       20,045        75,057        44,301

   Federal income tax effect                                          (13,170)      (17,257)       (9,506)
   Transfer to interest maintenance reserve                            (2,645)      (30,179)      (10,093)
                                                                     -------------------------------------
   Net realized gains                                                 $ 4,230       $27,621       $24,702
                                                                     =====================================

                                                                            Change in Unrealized
                                                                    --------------------------------------
                                                                            Year ended December 31
                                                                      1999         1998            1997
                                                                    --------------------------------------
   Bonds                                                            $(15,291)  $       (78)    $         -
   Preferred stocks                                                   (5,657)      (10,690)            228
   Common stocks                                                      71,870           760          44,033
   Mortgage loans                                                     (6,724)       (5,553)          1,658
   Other invested assets                                                 (79)          (23)            (12)
                                                                    --------------------------------------
   Change in unrealized                                             $ 44,119      $(15,584)        $45,907
                                                                    ======================================

Gross unrealized gains and gross unrealized losses on common stocks were as follows:


                                              December 31
                                         1999            1998
                                      --------------------------
   Unrealized gains                    $356,813        $265,902
   Unrealized losses                    (33,681)        (14,640)
                                      --------------------------
   Net unrealized gains                $323,132        $251,262
                                      ==========================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)

3. Investments (continued)

During 1999, the Company issued mortgage loans with interest rates ranging from 5.5% to 9.05%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 90%. Mortgage loans with a carrying value of $1,289 were non-income producing for the previous twelve months. Accrued interest of $163 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

During 1999 and 1998, mortgage loans of $7,567 and $3,410, respectively, were foreclosed and transferred to real estate. At December 31, 1999 and 1998, the Company held a mortgage loan loss reserve in the asset valuation reserve of $26,509 and $22,530, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

                Geographic Distribution                            Property Type Distribution
   ---------------------------------------------------  --------------------------------------------------
                                      December 31                                         December 31
                                     1999      1998                                     1999      1998
                                   -------------------                                 -------------------
   Pacific                           26%       24%      Office                           26%      20%
   South Atlantic                    18        18       Residential                      24       28
   Middle Atlantic                   18        16       Apartment                        16       17
   E. North Central                  17        18       Retail                           16       15
   W. South Central                   6         7       Agricultural                      9        7
   Mountain                           3         6       Industrial                        7        7
   W. North Central                   4         4       Hotel/Motel                       2        2
   E. South Central                   5         4       Other                            --        4
   New England                        3         3

At December 31, 1999, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve.

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. Those instruments include interest rate exchange agreements (swaps), options and futures contracts, and all involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

At December 31, 1999 and 1998, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                        Notional Amount
                                                      1999            1998
                                                   -------------------------
   Derivative securities:
     Interest rate swaps:
       Receive fixed - pay floating                 $405,100        $592,600
       Receive floating - pay floating               574,282          84,763
       Receive floating - pay fixed                  174,345         208,746
       Forwards                                      334,200              --

The Company may enter into futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains or losses. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company's cost basis in the contract. The Company recognized net realized gains from futures contracts in the amount of $9,713, $10,385 and $12,211 for the years ended December 31, 1999, 1998 and 1997, respectively.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)

3. Investments (continued)

Open futures contracts at December 31, 1999 and 1998 were as follows:

                                                       Opening          Year-End
         Number of               Contract               Market           Market
         Contracts                 Type                 Value            Value
     ---------------------------------------------------------------------------
     December 31, 1999:

                                  S&P 500              $69,832          $72,726
            196              March 2000 Futures

     December 31, 1998:

            254                   S&P 500              $78,196          $82,203
                             March 1999 Futures

The Company's use of futures contracts may expose the Company to certain risks. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged. Unexpected adverse price movements could cause the Company's hedging strategy to be unsuccessful and result in losses.


4. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                            Year ended December 31
                                  1999              1998             1997
                              -----------------------------------------------
   Direct premiums             $1,559,509        $1,618,574       $1,248,961
   Reinsurance assumed            119,418           274,237          299,608
   Reinsurance ceded              (16,453)           (9,706)          (2,281)
                              -----------------------------------------------
   Net premiums earned         $1,662,474        $1,883,105       $1,546,288
                              ===============================================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


4. Reinsurance (continued)

The Company received reinsurance recoveries in the amount of $14,100, $3,102 and $994 during 1999, 1998 and 1997, respectively. At December 31, 1999 and 1998, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $1,007 and $903 respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1999 and 1998 of $22,003 and $12,542, respectively.


5. Income Taxes

For federal income tax purposes, the Company joins in a consolidated income tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income taxes and net realized capital gains primarily due to differences in the statutory and tax treatment of deferred policy acquisition costs, dividend received deduction, and differences in policy and contract liabilities, as well as the under (over) accrual of the prior year tax provision and low income housing credits.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to net realized capital gains on investments due to differences in book and tax asset bases at the time certain investments are sold.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($17,425 at December 31, 1999). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $6,099.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


5. Income Taxes (continued)

Included in the statements of changes in capital and surplus are certain adjustments increasing surplus by $4,719 at December 31, 1997, relating to tax accrual adjustments applicable to prior tax years.

The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1992. An examination is underway for years 1993 through 1997.


6. Policy and Contract Attributes

Participating life insurance policies are issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately 11% and 12% of ordinary life insurance in force at December 31, 1999 and 1998, respectively.

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relates to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

                                                                        December 31
                                                            1999                            1998
                                                 --------------------------      --------------------------
                                                                  Percent                         Percent
                                                    Amount        of Total          Amount        of Total
                                                 --------------------------      --------------------------
   Subject to discretionary withdrawal with
     market value adjustment                     $  1,177,190        10%         $  1,401,397        13%
   Subject to discretionary withdrawal at
     book value less surrender charge                  74,069         1               310,839         3
   Subject to discretionary withdrawal at
     market value                                   6,287,475        57             4,697,903        46
   Subject to discretionary withdrawal at
     book value (minimal or no charges or
     adjustments)                                   1,391,793        13             1,400,914        14
   Not subject to discretionary withdrawal
     provision                                      2,127,949        19             2,422,628        24
                                                 --------------------------      --------------------------
                                                   11,058,476       100%           10,233,681       100%
   Less reinsurance ceded                               9,791                           5,614
                                                 -------------                   -------------
   Total policy reserves on annuities and
     deposit fund liabilities                     $11,048,685                     $10,228,067
                                                 =============                   =============

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


6. Policy and Contract Attributes (continued)

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1999 and 1998, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                                 Gross          Loading           Net
                                                               ------------------------------------------
   December 31, 1999
   Life and annuity:
     Ordinary direct first year business                         $ 2,245        $ 1,525          $   720
     Ordinary direct renewal business                             19,812          5,939           13,873
     Group life direct business                                   36,054          9,824           26,230
     Reinsurance ceded                                              (301)            --             (301)
                                                               ------------------------------------------
   Total life and annuity                                         57,810         17,288           40,522

   Accident and health:
     Direct                                                        2,727             --            2,727
     Reinsurance assumed                                           2,418             --            2,418
     Reinsurance ceded                                              (114)            --             (114)
                                                               ------------------------------------------
   Total accident and health                                       5,031             --            5,031
                                                               ------------------------------------------
                                                                 $62,841        $17,288          $45,553
                                                               ==========================================

   December 31, 1998
   Life and annuity:
     Ordinary direct first year business                         $ 3,243        $ 1,565          $ 1,678
     Ordinary direct renewal business                             17,913          6,154           11,759
     Group life direct business                                   40,548         11,816           28,732
     Reinsurance ceded                                              (182)            --             (182)
                                                               ------------------------------------------
   Total life and annuity                                         61,522         19,535           41,987

   Accident and health:
     Direct                                                        1,485             --            1,485
     Reinsurance assumed                                             751             --              751
     Reinsurance ceded                                              (106)            --             (106)
                                                               ------------------------------------------
   Total accident and health                                       2,130                           2,130
                                                               ------------------------------------------
                                                                 $63,652        $19,535          $44,117
                                                               ==========================================

At December 31, 1999 and 1998, the Company had insurance in force aggregating $60,234 and $60,859, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Iowa Department of Insurance. The Company established policy reserves of $415 and $495 to cover these deficiencies at December 31, 1999 and 1998, respectively.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)

6. Policy and Contract Attributes (continued)

Separate accounts held by the Company represent funds held for individual policyholders. The assets in the separate accounts, carried at estimated fair value, consist of common stocks, mortgage loans, long-term bonds and cash. During 1997, the Company made a capital contribution of $26,362 to the separate accounts. At December 31, 1998, the fair value of this capital contribution was $31,142, which is included in the separate account assets but is excluded from the corresponding liabilities. During 1999, this capital contribution plus earnings and unrealized gains thereon was withdrawn by the Company.

Information regarding the separate accounts of the Company is as follows:

                                                                 Nonindexed
                                               Guaranteed     Guaranteed Less
                                                 Indexed          Than 4%         Nonguaranteed        Total
                                              ------------------------------------------------------------------
   Premiums, deposits and other
     considerations for the year ended
     December 31, 1999                            $51,684        $    193            $1,214,731      $1,266,608
                                              ==================================================================
   Reserves for separate accounts as of
     December 31, 1999                            $59,254        $127,349            $6,311,851      $6,498,454
                                              ==================================================================

   Reserves by withdrawal characteristics
     as of December 31, 1999:
     With market value adjustment                 $59,254        $127,349            $  382,840      $  569,443
     At market value                                   --              --             5,929,011       5,929,011
                                              ------------------------------------------------------------------
   Total                                          $59,254        $127,349            $6,311,851      $6,498,454
                                              ==================================================================

   Premiums, deposits and other
     considerations for the year ended
     December 31, 1998                            $    --        $    189            $  858,562      $  858,751
                                              ==================================================================
   Reserves for separate accounts as of
     December 31, 1998                            $    --        $143,533            $4,719,656      $4,863,189
                                              ==================================================================

   Reserves by withdrawal characteristics
     as of December 31, 1998:
     With market value adjustment                                $143,533            $       --      $  143,533
     At market value                               $   --              --             4,719,656       4,719,656
                                              ==================================================================
   Total                                           $   --        $143,533            $4,719,656      $4,863,189
                                              ==================================================================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)

6. Policy and Contract Attributes (continued)


                                                                 Nonindexed
                                               Guaranteed     Guaranteed More
                                                 Indexed          Than 4%          Nonguaranteed        Total
                                              ---------------------------------------------------------------------
   Premiums, deposits and other
     considerations for the year ended
     December 31, 1997                             $ --              $  3,481           $  781,075      $  784,556
                                              =====================================================================

   Reserves for separate accounts as of
     December 31, 1997                             $ --              $166,241           $3,376,067      $3,542,308
                                              =====================================================================

   Reserves by withdrawal characteristics
     as of December 31, 1997:
     With market value adjustment                  $ --              $166,241           $       --      $  166,241
     At market value                                 --                    --            3,376,067       3,376,067
                                              ---------------------------------------------------------------------
   Total                                           $ --              $166,241           $3,376,067      $3,542,308
                                              =====================================================================

A reconciliation of the amounts transferred to and from the Company's separate accounts is presented below:

                                                                             Year ended December 31
                                                                      1999            1998           1997
                                                                 --------------------------------------------
   Transfers as reported in the Summary of
     Operations of separate accounts
     annual statement:
     Transfers to separate accounts                                $1,266,608       $858,751       $784,931
     Transfers from separate accounts                                (384,653)      (218,416)      (189,627)
                                                                 --------------------------------------------
   Net transfers to separate accounts                                 881,955        640,335        595,304
   Reconciling adjustments:
     Fees paid to external fund manager                                    --             --          2,311
     Other transfers to modified separate account                       7,732         12,287          2,018
                                                                 --------------------------------------------
                                                                        7,732         12,287          4,329
                                                                 --------------------------------------------
   Transfers as reported in the Summary of Operations of
     the Company's Life,
     Accident & Health Annual Statement                           $   889,687      $ 652,622       $599,633
                                                                 ============================================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)

7. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of
(1) 10 percent of the Company's statutory capital and surplus as of the preceding December 31, or (2) the Company's statutory net income before net realized capital gains on investments for the preceding year. Subject to availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2000, without prior regulatory approval, is $84,808.

The Company paid dividends to its stockholders of $160,000, $160,000 and $120,000 in 1999, 1998 and 1997, respectively.


8. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1999 and 1998, the Company paid $38,750 and $1,390, respectively, for these services, which approximates their costs to the affiliates. Prior to 1998, the Company entered into agreements with its affiliates whereby the Company performed administrative services, management support services, and marketing services for its affiliates. The Company, as compensation, received $63,000 in 1997 from affiliates which approximated the cost to provide such services. Such amounts are classified as reductions of general insurance and other expenses in the accompanying statements of operations. These agreements are no longer in place.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 5.63% at December 31, 1999. During 1999 and 1998, the Company received net interest of $3,123 and $309, respectively, from affiliates. Interest received in 1997 related to similar intercompany transactions was not significant to the Company.

At December 31, 1999, the Company has a $104,500 short-term note payable to affiliates. Interest on these notes accrues at rates ranging from 5.30% to 5.90%.

The Company participates in various benefit plans sponsored by AEGON and the related costs allocated to the Company are not significant.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)

8. Related Party Transactions (continued)

The Company has 2,290,000 shares of redeemable preferred stock outstanding, all of which are owned by CLLP. The preferred stock has a par value of $11 per share and a liquidation value of $240 per share. CLLP is entitled to receive a cumulative dividend equal to 8-1/2 percent per annum of the liquidation value of the preferred stock. The Company may redeem all or any portion of the preferred stock at the liquidation value commencing December 18, 2000.


9. Commitments and Contingencies

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $13,770 and $12,062 and an offsetting premium tax benefit of $4,884 and $4,604 at December 31, 1999 and 1998, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies.

                                      Financial Statements

                             Peoples Benefit Life Insurance Company
                               Separate Account V - Advisor's Edge
                                     Select Variable Annuity

                                  Year ended December 31, 1999
                               with Report of Independent Auditors

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                              Financial Statements


                          Year ended December 31, 1999






                                    Contents

Report of Independent Auditors.................................................1

Financial Statements

Balance Sheets.................................................................2
Statements of Operations......................................................10
Statements of Changes in Contract Owners' Equity..............................14
Notes to Financial Statements.................................................21

                         Report of Independent Auditors





The Board of Directors and Contract Owners of the Advisor's Edge Select Variable Annuity,
Peoples Benefit Life Insurance Company


We have audited the accompanying balance sheets of certain subaccounts of Peoples Benefit Life Insurance Company Separate Account V (comprised of the Federated American Leaders Fund II, Federated Utility Fund II, Federated Prime Money Fund II, Federated High Income Bond Fund II, Federated Fund for U.S. Government Securities II, Wanger U.S. Small Cap Advisor, Wanger International Small Cap Advisor, Montgomery Growth, Montgomery Emerging Markets, Strong International Stock Fund II, Strong Schafer Value Fund II, T. Rowe Price International Stock, Dreyfus Small Cap Value, Endeavor Enhanced Index, Stein Roe Special Venture Fund Variable Series, Warburg Pincus International Equity, Warburg Pincus Small Company Growth, WRL Janus Growth, WRL Janus Global, WRL LKCM Strategic Total Return, WRL Alger Aggressive Growth, and WRL J.P. Morgan Real Estate Securities subaccounts), which are available for investment by contract owners of the Advisor's Edge Select Variable Annuity, as of December 31, 1999, and the related statements of operations for the period then ended as indicated thereon and changes in contract owners' equity for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1999, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Peoples Benefit Life Insurance Company Separate Account V which are available for investment by contract owners of the Advisor's Edge Select Variable Annuity at December 31, 1999, and the results of their operations for the period then ended as indicated thereon and changes in their contract owners' equity for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
January 28, 2000

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                                 Balance Sheets

                                December 31, 1999



                                                           Federated                      Federated      Federated
                                                            American      Federated         Prime       High Income
                                                            Leaders        Utility          Money          Bond
                                                            Fund II        Fund II         Fund II        Fund II
                                                           Subaccount     Subaccount     Subaccount      Subaccount
                                                          ------------- --------------- -------------- ---------------
Assets
Cash                                                       $        -     $         -    $        13     $      -

Investments in mutual funds, at current market value:
   The Federated Insurance Series:
     Federated American Leaders Fund II                     1,483,515             -                -            -
     Federated Utility Fund II                                      -       177,474                -            -
     Federated Prime Money Fund II                                  -             -       14,174,442            -
     Federated High Income Bond Fund II                             -             -                -      348,645
     Federated Fund for U. S. Government Securities II              -             -                -            -
   Wanger Advisors Trust:
     Wanger U. S. Small Cap Advisor                                 -             -                -            -
     Wanger International Small Cap Advisor                         -             -                -            -
   The Montgomery Funds III:
     Montgomery Growth Portfolio                                    -             -                -            -
     Montgomery Emerging Markets Portfolio                          -             -                -            -
   Strong Variable Insurance Funds, Inc.:
     Strong International Stock Fund II                             -             -                -            -
     Strong Schafer Value Fund II                                   -             -                -            -
   Endeavor Series Trust:
     T. Rowe Price International Stock Portfolio                    -             -                -            -
     Dreyfus Small Cap Value Portfolio                              -             -                -            -
     Endeavor Enhanced Index Portfolio                              -             -                -            -
   Stein Roe Variable Investment Trust:
     Stein Roe Special Venture Fund, Variable Series                -             -                -            -
   Warburg Pincus Trust:
     Warburg Pincus International Equity Portfolio                  -             -                -            -
     Warburg Pincus Small Company Growth Portfolio                  -             -                -            -
   WRL Series Fund, Inc.:
     WRL Janus Growth Portfolio                                     -             -                -            -
     WRL Janus Global Portfolio                                     -             -                -            -
     WRL LKCM Strategic Total Return Portfolio                      -             -                -            -
     WRL Alger Aggressive Growth Portfolio                          -             -                -            -
     WRL J. P. Morgan Real Estate Securities Portfolio              -             -                -            -
                                                          ------------- --------------- -------------- ---------------
Total investments in mutual funds                           1,483,515       177,474       14,174,442      348,645
                                                          ------------- --------------- -------------- ---------------
Total assets                                               $1,483,515      $177,474      $14,174,455     $348,645
                                                          ============= =============== ============== ===============


See accompanying notes.

   Federated                            Wanger                                                       Strong
  Fund for U. S.    Wanger U. S.     International                  Montgomery        Strong         Schafer
   Government        Small Cap         Small Cap     Montgomery      Emerging      International      Value
  Securities II       Advisor          Advisor        Growth         Markets      Stock Fund II      Fund II
   Subaccount       Subaccount        Subaccount    Subaccount     Subaccount      Subaccount      Subaccount
------------------ -------------- --------------- -------------- -------------- ---------------- --------------

 $        1          $      -       $      -        $      -        $     -        $     -         $      -

          -                 -              -               -              -              -                -
          -                 -              -               -              -              -                -
          -                 -              -               -              -              -                -
          -                 -              -               -              -              -                -
  1,491,490                 -              -               -              -              -                -

          -           754,920              -               -              -              -                -
          -                 -        790,489               -              -              -                -

          -                 -              -         921,963              -              -                -
          -                 -              -               -         33,588              -                -

          -                 -              -               -              -         24,782                -
          -                 -              -               -              -              -          279,517

          -                 -              -               -              -              -                -
          -                 -              -               -              -              -                -
          -                 -              -               -              -              -                -

          -                 -              -               -              -              -                -

          -                 -              -               -              -              -                -
          -                 -              -               -              -              -                -

          -                 -              -               -              -              -                -
          -                 -              -               -              -              -                -
          -                 -              -               -              -              -                -
          -                 -              -               -              -              -                -
          -                 -              -               -              -              -                -
---------------------------------------------------------------------------------------------------------------
  1,491,490           754,920        790,489         921,963         33,588         24,782          279,517
---------------------------------------------------------------------------------------------------------------
 $1,491,491          $754,920       $790,489        $921,963        $33,588        $24,782         $279,517
===============================================================================================================

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                           Balance Sheets (continued)




                                                    Federated                                     Federated
                                                     American      Federated       Federated     High Income
                                                     Leaders        Utility       Prime Money       Bond
                                                     Fund II        Fund II         Fund II        Fund II
                                                    Subaccount    Subaccount       Subaccount    Subaccount
                                                   -----------------------------------------------------------
Liabilities and contract owners' equity
Liabilities:
  Contract terminations payable                     $       23      $      1     $         -       $      1
                                                   -----------------------------------------------------------
Total liabilities                                           23             1               -              1

Contract owners' equity:
  Deferred annuity contracts terminable by owners    1,483,492       177,473      14,174,455        348,644
                                                   -----------------------------------------------------------
Total liabilities and contract owners' equity       $1,483,515      $177,474     $14,174,455       $348,645
                                                   ==========================================================

See accompanying notes.

   Federated                          Wanger                                                         Strong
  Fund for U. S.    Wanger U. S.   International                   Montgomery        Strong         Schafer
   Government        Small Cap      Small Cap      Montgomery      Emerging      International       Value
  Securities II       Advisor        Advisor         Growth         Markets      Stock Fund II      Fund II
   Subaccount       Subaccount      Subaccount     Subaccount     Subaccount      Subaccount      Subaccount
---------------------------------------------------------------------------------------------------------------
  $        -         $     19       $     17        $     16        $     5         $     1         $      7
---------------------------------------------------------------------------------------------------------------
           -               19             17              16              5               1                7


   1,491,491          754,901        790,472         921,947         33,583          24,781          279,510
---------------------------------------------------------------------------------------------------------------
  $1,491,491         $754,920       $790,489        $921,963        $33,588         $24,782         $279,517
===============================================================================================================

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                           Balance Sheets (continued)



                                                        T. Rowe Price     Dreyfus        Endeavor     Stein Roe Special
                                                        International    Small Cap       Enhanced        Venture Fund
                                                            Stock          Value          Index        Variable Series
                                                         Subaccount      Subaccount     Subaccount        Subaccount
                                                       ---------------- ------------- --------------- -------------------
Assets
Cash                                                    $        -        $      -      $        -         $     -
Investments in mutual funds, at current market value:
   The Federated Insurance Series:
     Federated American Leaders Fund II                          -               -               -               -
     Federated Utility Fund II                                   -               -               -               -
     Federated Prime Money Fund II                               -               -               -               -
     Federated High Income Bond Fund II                          -               -               -               -
     Federated Fund for U. S. Government Securities  II          -               -               -               -
   Wanger Advisors Trust:
     Wanger U. S. Small Cap Advisor                              -               -               -               -
     Wanger International Small Cap Advisor                      -               -               -               -
   The Montgomery Funds III:
     Montgomery Growth Portfolio                                 -               -               -               -
     Montgomery Emerging Markets Portfolio                       -               -               -               -
   Strong Variable Insurance Funds, Inc.:
     Strong International Stock Fund II                          -               -               -               -
     Strong Schafer Value Fund II                                -               -               -               -
   Endeavor Series Trust:
     T. Rowe Price International Stock Portfolio         1,638,191               -               -               -
     Dreyfus Small Cap Value Portfolio                           -         822,781               -               -
     Endeavor Enhanced Index Portfolio                           -               -       2,233,044               -
   Stein Roe Variable Investment Trust:
     Stein Roe Special Venture Fund, Variable Series             -               -               -          27,930
   Warburg Pincus Trust:
     Warburg Pincus International Equity Portfolio               -               -               -               -
     Warburg Pincus Small Company Growth Portfolio               -               -               -               -
  WRL Series Fund, Inc.:
     WRL Janus Growth Portfolio                                  -               -               -               -
     WRL Janus Global Portfolio                                  -               -               -               -
     WRL LKCM Strategic Total Return Portfolio                   -               -               -               -
     WRL Alger Aggressive Growth Portfolio                       -               -               -               -
     WRL J. P. Morgan Real Estate Securities Portfolio           -               -               -               -
                                                       ------------------------------------------------------------------
Total investments in mutual funds                        1,638,191         822,781       2,233,044          27,930
                                                       ------------------------------------------------------------------
Total assets                                            $1,638,191        $822,781      $2,233,044         $27,930
                                                       ==================================================================


See accompanying notes.

                       Warburg                                                                      WRL J. P.
     Warburg        Pincus Small                                    WRL LKCM        WRL Alger      Morgan Real
     Pincus           Company         WRL Janus     WRL Janus      Strategic        Aggressive       Estate
  International        Growth          Growth         Global      Total Return       Growth        Securities
Equity Subaccount    Subaccount      Subaccount     Subaccount     Subaccount      Subaccount      Subaccount
---------------------------------------------------------------------------------------------------------------
     $     -          $     -        $      3        $      -       $      -       $      -          $    -


           -                -               -               -              -              -               -
           -                -               -               -              -              -               -
           -                -               -               -              -              -               -
           -                -               -               -              -              -               -
           -                -               -               -              -              -               -

           -                -               -               -              -              -               -
           -                -               -               -              -              -               -

           -                -               -               -              -              -               -
           -                -               -               -              -              -               -

           -                -               -               -              -              -               -
           -                -               -               -              -              -               -

           -                -               -               -              -              -               -
           -                -               -               -              -              -               -
           -                -               -               -              -              -               -

           -                -               -               -              -              -               -

      28,570                -               -               -              -              -               -
           -           28,405               -               -              -              -               -

           -                -         919,584               -              -              -               -
           -                -               -         894,375              -              -               -
           -                -               -               -        295,908              -               -
           -                -               -               -              -        366,174               -
           -                -               -               -              -              -           2,578
---------------------------------------------------------------------------------------------------------------
      28,570           28,405         919,584         894,375        295,908        366,174           2,578
---------------------------------------------------------------------------------------------------------------
     $28,570          $28,405        $919,587        $894,375       $295,908       $366,174          $2,578
===============================================================================================================

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                           Balance Sheets (continued)




                                                   T. Rowe Price      Dreyfus       Endeavor    Stein Roe Special
                                                   International     Small Cap      Enhanced       Venture Fund
                                                       Stock           Value         Index       Variable Series
                                                     Subaccount     Subaccount     Subaccount       Subaccount
                                                   ----------------------------------------------------------------
Liabilities and contract owners' equity
Liabilities
  Contract terminations payable                      $       61      $     17      $        7        $     6
                                                   ----------------------------------------------------------------
Total liabilities                                            61            17               7              6

Contract owners' equity:
  Deferred annuity contracts terminable by owners     1,638,130       822,764       2,233,037         27,924
                                                   ----------------------------------------------------------------
Total liabilities and contract owners' equity        $1,638,191      $822,781      $2,233,044        $27,930
                                                   ================================================================



See accompanying notes.

      Warburg          Warburg                                                                  WRL J. P.
       Pincus        Pincus Small                                 WRL LKCM       WRL Alger     Morgan Real
    International      Company       WRL Janus      WRL Janus     Strategic     Aggressive       Estate
       Equity          Growth         Growth         Global      Total Return      Growth       Securities
     Subaccount      Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
  -------------------------------------------------------------------------------------------------------------
      $    37          $     5       $      -        $     50       $      8      $      2         $    -
  -------------------------------------------------------------------------------------------------------------
           37                5              -              50              8             2              -


       28,533           28,400        919,587         894,325        295,900       366,172          2,578
  -------------------------------------------------------------------------------------------------------------
      $28,570          $28,405       $919,587        $894,375       $295,908      $366,174         $2,578
  =============================================================================================================

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                            Statements of Operations

                  Year ended December 31, 1999, except as noted




                                                       Federated                     Federated       Federated
                                                        American      Federated        Prime        High Income
                                                        Leaders        Utility         Money           Bond
                                                        Fund II        Fund II         Fund II        Fund II
                                                       Subaccount     Subaccount     Subaccount     Subaccount
                                                      -----------------------------------------------------------
Net investment income (loss)
Income:
   Dividends                                            $ 21,202     $      77        $   187,639     $     90

Expenses:
   Administrative, mortality and expense risk charges      9,397         1,342             35,221        2,561
                                                      -----------------------------------------------------------
Net investment income (loss)                              11,805        (1,265)           152,418       (2,471)

Net realized and unrealized capital gain (loss)
from investments
Net realized capital gain (loss) from sales of
   investments:
   Proceeds from sales                                    57,797        65,003        192,599,013      252,374
   Cost of investments sold                               62,910        64,150        192,599,013      253,947
                                                      -----------------------------------------------------------
Net realized capital gain (loss) from sales of
   investments                                            (5,113)          853                  -       (1,573)

Net change in unrealized appreciation/depreciation of
   investments:
   Beginning of the period                                   100            66                  -           61
   End of the period                                     (12,987)          203                  -        6,808
                                                      -----------------------------------------------------------
Net change in unrealized appreciation/depreciation
   of investments                                        (13,087)          137                  -        6,747
                                                      -----------------------------------------------------------
Net realized and unrealized capital gain (loss)
   from investments                                      (18,200)          990                  -        5,174
                                                      -----------------------------------------------------------
Increase (decrease) from operations                     $ (6,395)    $    (275)       $   152,418     $  2,703
                                                      ==========================================================



(1)  Commencement of operations, May 3, 1999.



See accompanying notes.

   Federated
    Fund for          Wanger       Wanger                                        Strong          Strong
     U. S.         U. S. Small  International                   Montgomery     International     Schafer
   Government          Cap        Small Cap      Montgomery      Emerging          Stock          Value
 Securities II       Advisor       Advisor         Growth         Markets         Fund II        Fund II
   Subaccount      Subaccount     Subaccount     Subaccount     Subaccount      Subaccount      Subaccount
------------------------------------------------------------------------------------------------------------
 $   14,781         $  8,079       $    931         $ 9,197      $      4     $          5      $ 10,245

     10,882            4,979          3,531           5,862           210              345           978
------------------------------------------------------------------------------------------------------------
      3,899            3,100         (2,600)          3,335          (206)            (340)        9,267





    368,249           18,245         32,928          13,774         9,166        3,328,178        41,366
    386,106           17,289         17,912          12,164         6,364        3,282,750        46,403
------------------------------------------------------------------------------------------------------------

    (17,857)             956         15,016           1,610         2,802           45,428        (5,037)



          7              119            151             110            56              125           196
      5,065          108,658        291,958          63,373         7,344            3,818        (1,571)
 -----------------------------------------------------------------------------------------------------------

      5,058          108,539        291,807          63,263         7,288            3,693        (1,767)
 -----------------------------------------------------------------------------------------------------------

    (12,799)         109,495        306,823          64,873        10,090           49,121        (6,804)
 -----------------------------------------------------------------------------------------------------------
 $   (8,900)        $112,595       $304,223         $68,208      $  9,884     $     48,781      $  2,463
 ===========================================================================================================

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                      Statements of Operations (continued)





                                                                                                      Stein Roe
                                                     T. Rowe Price      Dreyfus       Endeavor     Special Venture
                                                     International     Small Cap      Enhanced      Fund Variable
                                                         Stock           Value         Index            Series
                                                       Subaccount     Subaccount     Subaccount       Subaccount
                                                     ---------------------------------------------------------------
Net investment income (loss)
Income:
   Dividends                                         $      5,300      $  1,338      $  21,691      $       -
Expenses:
   Administrative, mortality and expense risk              16,784         2,093         13,016            142
     charges
                                                     ---------------------------------------------------------------
Net investment income (loss)                              (11,484)         (755)         8,675           (142)

Net realized and unrealized capital gain (loss)
from investments
Net realized capital gain (loss) from sales of
   investments:
   Proceeds from sales                                 63,756,461        57,704        186,041          1,669
   Cost of investments sold                            62,908,600        58,069        182,898          1,099
                                                     ---------------------------------------------------------------
Net realized capital gain (loss) from sales of
   investments                                            847,861          (365)         3,143            570

Net change in unrealized appreciation/depreciation of
   investments:
   Beginning of the period                                     93           191            162            104
   End of the period                                      100,719        82,411        137,628          8,613
                                                     ---------------------------------------------------------------
Net change in unrealized appreciation/depreciation
   of investments                                         100,626        82,220        137,466          8,509
                                                     ---------------------------------------------------------------
Net realized and unrealized capital gain (loss)
   from investments                                       948,487        81,855        140,609          9,079
                                                     ---------------------------------------------------------------
Increase (decrease) from operations                  $     937,003      $81,100       $149,284         $8,937
                                                     ===============================================================



(1)  Commencement of operations, May 3, 1999.



See accompanying notes.

    Warburg          Warburg                                                                              WRL J. P.
    Pincus         Pincus Small                                           WRL M          WRL Alger       Morgan Real
 International       Company        WRL Janus         WRL Janus      Strategic Total    Aggressive          Estate
     Equity          Growth           Growth           Global            Return          Growth           Securities
   Subaccount       Subaccount     Subaccount (1)   Subaccount (1)    Subaccount (1)   Subaccount (1)    Subaccount (1)
-------------------------------------------------------------------------------------------------------------------------
$       254       $      480      $ 124,470        $     44,792      $  14,906          $  31,507       $     16

       9,532             109          3,152              11,501            795              1,062             16
-------------------------------------------------------------------------------------------------------------------------
      (9,278)            371        121,318              33,291         14,111             30,445              -



  64,497,577           9,172        132,783          66,382,205         22,684             36,882            889
  63,553,848           7,394        117,426          65,313,661         22,983             27,818          1,028
-------------------------------------------------------------------------------------------------------------------------

     943,729           1,778         15,357           1,068,544           (299)             9,064           (139)



          67             173              -                   -              -                  -              -
       2,207           5,316         38,887              52,484            690             47,294             42
-------------------------------------------------------------------------------------------------------------------------

       2,140           5,143         38,887              52,484            690             47,294             42
-------------------------------------------------------------------------------------------------------------------------

     945,869           6,921         54,244           1,121,028            391             56,358            (97)
-------------------------------------------------------------------------------------------------------------------------
$     936,591         $7,292       $175,562        $  1,154,319        $14,502            $86,803       $    (97)
=========================================================================================================================

                    Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

               Statements of Changes in Contract Owners' Equity

                  Year ended December 31, 1999 and the period
                    from October 26, 1998 (commencement of
            operations) through December 31, 1998, except as noted

                                                    Federated American             Federated Utility
                                                     Leaders Fund II                    Fund II
                                                       Subaccount                     Subaccount
                                               ---------------------------    ----------------------------
                                                    1999          1998             1999           1998
                                               ---------------------------    ----------------------------
  Operations:
    Net investment income (loss)                $   11,805       $   (3)         $ (1,265)       $   (3)
    Net realized capital gain (loss)                (5,113)           -               853             -
    Net change in unrealized appreciation/
       depreciation of investments                 (13,087)         100               137            66
                                               ---------------------------    ----------------------------
  Increase (decrease) from operations               (6,395)          97              (275)           63

  Contract transactions:
    Net contract purchase payments               1,146,888        1,000           139,097         1,001
    Transfer payments from (to) other
       subaccounts or general account              362,813           (1)           71,387             -
    Contract terminations, withdrawals, and
       other deductions                            (20,910)           -           (33,798)           (2)
                                               ---------------------------    ----------------------------
  Increase (decrease) from contract
    transactions                                 1,488,791          999           176,686           999
                                               ---------------------------    ----------------------------
  Net increase in contract owners' equity        1,482,396        1,096           176,411         1,062

  Contract owners' equity:
    Beginning of the period                          1,096            -             1,062             -
                                               ---------------------------    ----------------------------
    End of the period                           $1,483,492       $1,096          $177,473        $1,062
                                               ===========================    ============================


(1)  Commencement of operations, May 3, 1999.



See accompanying notes.

                                     Federated High              Federated Fund for               Wanger U. S.
  Federated Prime Money               Income Bond                 U. S. Government              Small Cap Advisor
    Fund II Subaccount             Fund II Subaccount         Securities II Subaccount             Subaccount
----------------------------  ----------------------------  ----------------------------  ----------------------------
     1999          1998            1999          1998            1999          1998            1999          1998
----------------------------  ----------------------------  ----------------------------  ----------------------------

 $   152,418      $    521       $ (2,471)       $   (3)       $    3,899     $     (3)      $  3,100         $   (3)
           -             -         (1,573)            -           (17,857)           -            956              -

           -             -          6,747            61             5,058            7        108,539            119
----------------------------  ----------------------------  ----------------------------  ----------------------------
     152,418           521          2,703            58            (8,900)           4        112,595            116


  10,147,575       451,000         91,461         1,000         1,234,909        1,000        514,403          1,000

   3,433,751             -        257,458            (2)          298,849            3        135,205             (2)

     (10,810)            -         (4,034)            -           (34,374)           -         (8,416)             -
----------------------------  ----------------------------  ----------------------------  ----------------------------
  13,570,516       451,000        344,885           998         1,499,384        1,003        641,192            998
----------------------------  ----------------------------  ----------------------------  ----------------------------
  13,722,934       451,521        347,588         1,056         1,490,484        1,007        753,787          1,114


     451,521             -          1,056             -             1,007            -          1,114              -
----------------------------  ----------------------------  ----------------------------  ----------------------------
 $14,174,455      $451,521       $348,644        $1,056        $1,491,491       $1,007       $754,901         $1,114
============================  ============================  ============================  ============================

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)

                                                  Wanger International
                                                   Small Cap Advisor               Montgomery Growth
                                                       Subaccount                     Subaccount
                                               ---------------------------    ----------------------------
                                                   1999          1998             1999          1998
                                               ---------------------------    ----------------------------
  Operations:
    Net investment income (loss)                 $ (2,600)      $   (3)         $  3,335       $    6
    Net realized capital gain (loss)               15,016            -             1,610            -
    Net change in unrealized appreciation/
       depreciation of investments                291,807          151            63,263          110
                                               ---------------------------    ----------------------------
  Increase (decrease)from operations              304,223          148            68,208          116

  Contract transactions:
    Net contract purchase payments                336,963        1,001           739,247        1,001
    Transfer payments from (to) other
       subaccounts or general account             159,921           10           120,958           (2)
    Contract terminations, withdrawals, and
       other deductions                           (11,794)           -            (7,581)           -
                                               ---------------------------    ----------------------------
  Increase (decrease) from contract
    transactions                                  485,090        1,011           852,624          999
                                               ---------------------------    ----------------------------
  Net increase in contract owners' equity         789,313        1,159           920,832        1,115

  Contract owners' equity:
    Beginning of the period                         1,159            -             1,115            -
                                               ---------------------------    ----------------------------
    End of the period                            $790,472       $1,159          $921,947       $1,115
                                               ===========================    ============================



(1)  Commencement of operations, May 3, 1999.



See accompanying notes.

                                    Strong                                              T. Rowe Price
  Montgomery Emerging         International Stock       Strong Schafer Value         International Stock
   Markets Subaccount         Fund II Subaccount         Fund II Subaccount               Subaccount
-------------------------    ---------------------    ------------------------    -------------------------
    1999         1998          1999       1998           1999         1998            1999         1998
-------------------------    ---------------------    ------------------------    -------------------------
  $  (206)       $   (1)       $  (340)   $   (3)       $  9,267     $   (1)       $  (11,484)     $   (3)
    2,802             -         45,428         -          (5,037)         -           847,861           -

    7,288            56          3,693       125          (1,767)       196           100,626          93
-------------------------    ---------------------    ------------------------    -------------------------
    9,884            55         48,781       122           2,463        195           937,003          90


   25,276         1,000         11,444     1,001         254,354      1,001         2,052,993       1,001

   (1,006)            -        (34,517)       23          22,883        (11)       (1,343,059)         11

   (1,626)            -         (2,073)        -          (1,375)         -            (9,909)          -
-------------------------    ---------------------    ------------------------    -------------------------
   22,644         1,000        (25,146)    1,024         275,862        990           700,025       1,012
-------------------------    ---------------------    ------------------------    -------------------------
   32,528         1,055         23,635     1,146         278,325      1,185         1,637,028       1,102


    1,055             -          1,146         -           1,185          -             1,102           -
-------------------------    ---------------------    ------------------------    -------------------------
  $33,583        $1,055        $24,781    $1,146        $279,510     $1,185        $1,638,130      $1,102
=========================    =====================    ========================    =========================

                    Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)

                                                Dreyfus Small Cap Value            Endeavor Enhanced
                                                       Subaccount                  Index Subaccount
                                               ---------------------------    ----------------------------
                                                   1999          1998             1999          1998
                                               ---------------------------    ----------------------------
  Operations:
    Net investment income (loss)                 $   (755)      $   (3)        $    8,675      $   (3)
    Net realized capital gain (loss)                 (365)           -              3,143           -
    Net change in unrealized appreciation/
       depreciation of investments                 82,220          191            137,466         162
                                               ---------------------------    ----------------------------
  Increase (decrease)from operations               81,100          188            149,284         159

  Contract transactions:
    Net contract purchase payments                670,523        1,000          1,949,443       1,001
    Transfer payments from (to) other
       subaccounts or general account              74,934            4            149,685          (6)
    Contract terminations, withdrawals, and
       other deductions                            (4,985)           -            (16,529)          -
                                               ---------------------------    ----------------------------
  Increase (decrease) from contract               740,472        1,004          2,082,599         995
    transactions
                                               ---------------------------    ----------------------------
  Net increase in contract owners' equity         821,572        1,192          2,231,883       1,154

  Contract owners' equity:
    Beginning of the period                         1,192            -              1,154           -
                                               ---------------------------    ----------------------------
    End of the period                            $822,764       $1,192         $2,233,037      $1,154
                                               ===========================    ============================



(1)  Commencement of operations, May 3, 1999.



See accompanying notes.

     Stein Roe Special              Warburg Pincus            Warburg Pincus Small          WRL Janus
   Venture Fund Variable         International Equity            Company Growth              Growth
     Series Subaccount                 Subaccount                   Subaccount            Subaccount (1)
  -------------------------    -------------------------    -------------------------    ----------------
      1999         1998            1999         1998            1999         1998             1999
  -------------------------    -------------------------    -------------------------    ----------------
    $  (142)      $   (3)        $   (9,278)   $     3        $   371       $   (3)         $121,318
        570            -            943,729          -          1,778            -            15,357
      8,509          104              2,140         67          5,143          173            38,887
  -------------------------    -------------------------    -------------------------    ----------------
      8,937          101            936,591         70          7,292          170           175,562


      1,392        1,000          1,010,718        999          7,683        1,001           509,264

     18,026           (4)        (1,918,282)         9         16,591           (2)          248,229

     (1,528)           -             (1,572)         -         (4,335)           -           (13,468)
  -------------------------    -------------------------    -------------------------    ----------------
     17,890          996           (909,136)     1,008         19,939          999           744,025
  -------------------------    -------------------------    -------------------------    ----------------
     26,827        1,097             27,455      1,078         27,231        1,169           919,587


      1,097            -              1,078          -          1,169            -                 -
  -------------------------    -------------------------    -------------------------    ----------------
    $27,924       $1,097         $   28,533     $1,078        $28,400       $1,169          $919,587
  =========================    =========================    =========================    ================

                    Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)

                                                                                                                WRL J. P.
                                                                       WRL LKCM            WRL Alger           Morgan Real
                                                 WRL Janus         Strategic Total         Aggressive             Estate
                                                   Global               Return               Growth             Securities
                                               Subaccount (1)       Subaccount (1)       Subaccount (1)       Subaccount (1)
                                              -----------------    -----------------    -----------------    -----------------
                                                    1999                 1999                 1999                 1999
                                              -----------------    -----------------    -----------------    -----------------
Operations:
  Net investment income (loss)                   $    33,291            $ 14,111            $ 30,445               $    -
  Net realized capital gain (loss)                 1,068,544                (299)              9,064                 (139)
  Net change in unrealized appreciation/
     depreciation of investments                      52,484                 690              47,294                   42
                                              -----------------    -----------------    -----------------    -----------------
Increase (decrease)from operations                 1,154,319              14,502              86,803                  (97)

Contract transactions:
  Net contract purchase payments                   1,491,678             192,039             209,789                1,153
  Transfer payments from (to) other
     subaccounts or general account               (1,740,195)             93,989              71,043                2,395
  Contract terminations, withdrawals, and
     other deductions                                (11,477)             (4,630)             (1,463)                (873)
                                              -----------------    -----------------    -----------------    -----------------
Increase (decrease) from contract
  transactions                                      (259,994)            281,398             279,369                2,675
                                              -----------------    -----------------    -----------------    -----------------
Net increase in contract owners' equity              894,325             295,900             366,172                2,578

Contract owners' equity:
  Beginning of the period                                  -                   -                   -                    -
                                              -----------------    -----------------    -----------------    -----------------
  End of the period                              $   894,325            $295,900            $366,172               $2,578
                                              =================    =================    =================    =================



(1)  Commencement of operations, May 3, 1999.



See accompanying notes.

                    Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                         Notes to Financial Statements

                                December 31, 1999




1.   Organizational and Summary of Significant Accounting Policies

Organization of the Account

Peoples Benefit Life Insurance Company Separate Account V (the "Mutual Fund Account") is a segregated investment account of Peoples Benefit Life Insurance Company ("PBL"), an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of forty-seven investment subaccounts, five of which are invested in specified portfolios of the Federated Insurance Series, two of which are invested in specified portfolios of the Wanger Advisor's Trust, two of which are invested in specified portfolios of the Montgomery Funds III, two of which are invested in specified portfolios of the Strong Variable Insurance Funds, Inc., three of which are invested in specified portfolios of the Endeavor Series Trust, one of which is invested in the Stein Roe Special Venture Fund, Variable Series of the Stein Roe Variable Investment Trust, two of which are invested in specified portfolio of the Warburg Pincus Trust and five of which are invested in specified portfolios of WRL Series Fund, Inc. (each a "Series Fund" and collectively "the Series Funds"). Activity in these twenty-two subaccounts is available to contract owners of the Advisor's Edge Select Variable Annuity. Activity in these twenty-two subaccounts is also available to contract owners of the Advisor's Edge Variable Annuity, also offered by PBL. The amounts reported herein represent the activity related to contract owners of the Advisor's Edge Select Variable Annuity only. The remaining twenty-five subaccounts (not included herein), are available to contract owners of the Advisor's Edge Variable Annuity, Prism Variable Annuity, Dimensional Variable Annuity, Marquee Variable Annuity, and Personal Manager Variable Annuity also issued by PBL.

Investments

Net purchase payments received by the Mutual Fund Account are invested in the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 1999.

Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are credited or charged to contract owners' equity.

                    Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                   Notes to Financial Statements (continued)




1.   Organizational and Summary of Significant Accounting Policies (continued)

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.


2.   Investments

A summary of the mutual fund investments at December 31, 1999 follows:

                                                                                       Net Asset
                                                                    Number of Shares   Value Per          Market
                                                                          Held           Share             Value           Cost
                                                                   ---------------------------------------------------------------
The Federated Insurance Series:
   Federated American Leaders Fund II                                  71,254.345        $20.82      $  1,483,515    $  1,496,502
   Federated Utility Fund II                                           12,367.536         14.35           177,474         177,271
   Federated Prime Money Fund II                                   14,174,442.200          1.00        14,174,442      14,174,442
   Federated High Income Bond Fund II                                  34,047.399         10.24           348,645         341,837
   Federated Fund for U. S. Government Securities II                  141,239.617         10.56         1,491,490       1,486,425
Wanger Advisors Trust:
   Wanger U. S. Small Cap Advisor                                      30,342.441         24.88           754,920         646,262
   Wanger International Small Cap Advisor                              18,101.417         43.67           790,489         498,531
The Montgomery Funds III:
   Montgomery Growth Portfolio                                         50,133.928         18.39           921,963         858,590
   Montgomery Emerging Markets Portfolio                                3,092.781         10.86            33,588          26,244
Strong Variable Insurance Funds, Inc.:
   Strong International Stock Fund II                                   1,513.849         16.37            24,782          20,964
   Strong Schafer Value Fund II                                        30,648.843          9.12           279,517         281,088
Endeavor Series Trust:
   T. Rowe Price International Stock Portfolio                         78,457.438         20.88         1,638,191       1,537,472
   Dreyfus Small Cap Value Portfolio                                   49,835.322         16.51           822,781         740,370
   Endeavor Enhanced Index Portfolio                                  122,964.985         18.16         2,233,044       2,095,416
Stein Roe Variable Investment Trust:
   Stein Roe Special Venture Fund, Variable Series                      1,384.708         20.17            27,930          19,317
Warburg Pincus Trust:
   Warburg Pincus International Equity Portfolio                        1,710.774         16.70            28,570          26,363
   Warburg Pincus Small Company Growth Portfolio                        1,084.146         26.20            28,405          23,089

                    Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                   Notes to Financial Statements (continued)



2.   Investments (continued)

                                                                   Net Asset
                                                Number of          Value Per        Market
                                               Shares Held           Share          Value           Cost
                                             ---------------------------------------------------------------
WRL Series Fund, Inc.:
   WRL Janus Growth Portfolio                    11,790.131      $77.996065   $     919,584   $     880,697
   WRL Janus Global Portfolio                    23,874.669       37.461242         894,375         841,891
   WRL LKCM Strategic Total Return Portfolio     17,564.658       16.846756         295,908         295,218
   WRL Alger Aggressive Growth Portfolio         11,004.447       33.275092         366,174         318,880
   WRL J. P. Morgan Real Estate Securities
     Portfolio                                      320.031        8.056186           2,578           2,536

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                                    Period ended December 31
                                                                   1999                       1998
                                                        --------------------------   ----------------------
                                                         Purchases         Sales       Purchases    Sales
                                                        --------------------------   ----------------------
The Federated Insurance Series:
   Federated American Leaders Fund II                    $  1,558,416   $    57,797  $     999   $    3
   Federated Utility Fund II                                  240,425        65,003        999        3
   Federated Prime Money Fund II                          206,321,934   192,599,013    451,781      260
   Federated High Income Bond Fund II                         594,789       252,374        998        3
   Federated Fund for U. S. Government Securities II        1,871,531       368,249      1,003        3
Wanger Advisors Trust:
   Wanger U. S. Small Cap Advisor                             662,555        18,245        999        3
   Wanger International Small Cap Advisor                     515,435        32,928      1,011        3
The Montgomery Funds III:
   Montgomery Growth Portfolio                                869,749        13,774      1,008        3
   Montgomery Emerging Markets Portfolio                       31,609         9,166      1,002        3
Strong Variable Insurance Funds, Inc.:
   Strong International Stock Fund II                       3,302,693     3,328,178      1,024        3
   Strong Schafer Value Fund II                               326,502        41,366        992        3
Endeavor Series Trust:
   T. Rowe Price International Stock Portfolio             64,446,063    63,756,461      1,012        3
   Dreyfus Small Cap Value Portfolio                          797,438        57,704      1,004        3
   Endeavor Enhanced Index Portfolio                        2,277,322       186,041        995        3
Stein Roe Variable Investment Trust:
   Stein Roe Special Venture Fund, Variable Series             19,423         1,669        996        3
Warburg Pincus Trust:
   Warburg Pincus International Equity Portfolio           63,579,199    64,497,577      1,015        3
   Warburg Pincus Small Company Growth Portfolio               29,487         9,172        999        3

                    Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                   Notes to Financial Statements (continued)



2.   Investments (continued)

                                                                      Period ended December 31
                                                                   1999                       1998
                                                      -----------------------------  -----------------------
                                                         Purchases         Sales       Purchases    Sales
                                                      -----------------------------  -----------------------
WRL Series Fund, Inc.:
   WRL Janus Growth Portfolio                              $  998,123     $  132,783    $      -   $    -
   WRL Janus Global Portfolio                              66,155,552     66,382,205           -        -
   WRL LKCM Strategic Total Return Portfolio                  318,201         22,684           -        -
   WRL Alger Aggressive Growth Portfolio                      346,698         36,882           -        -
   WRL J. P. Morgan Real Estate Securities Portfolio            3,564            889           -        -


3.   Contract Owners' Equity

A summary of deferred annuity contracts terminable by owners at December 31, 1999 follows:

                                                       Accumulation Units     Accumulation     Total Contract
                     Subaccount                               Owned            Unit Value          Value
---------------------------------------------------------------------------------------------------------------
Federated American Leaders Fund II                        1,288,093.664        $1.151696        $1,483,492
Federated Utility Fund II                                   166,795.533         1.064017           177,473
Federated Prime Money Fund II                            13,680,189.424         1.036130        14,174,455
Federated High Income Bond Fund II                          327,458.135         1.064698           348,644
Federated Fund for U. S. Government Securities II         1,512,031.733          .986415         1,491,491
Wanger U. S. Small Cap Advisor                              549,765.523         1.373133           754,901
Wanger International Small Cap Advisor                      305,860.232         2.584423           790,472
Montgomery Growth                                           694,678.552         1.327156           921,947
Montgomery Emerging Markets                                  19,596.252         1.713729            33,583
Strong International Stock Fund II                           11,722.205         2.114043            24,781
Strong Schafer Value Fund II                                246,469.649         1.134054           279,510
T. Rowe Price International Stock                         1,139,792.549         1.437218         1,638,130
Dreyfus Small Cap Value                                     541,434.492         1.519601           822,764
Endeavor Enhanced Index                                   1,662,594.471         1.343104         2,233,037
Stein Roe Special Venture Fund, Variable Series              17,442.496         1.600892            27,924
Warburg Pincus International Equity                          17,502.684         1.630201            28,533
Warburg Pincus Small Company Growth                          14,585.389         1.947187            28,400
WRL Janus Growth                                            676,854.488         1.358618           919,587
WRL Janus Global                                            575,729.315         1.553378           894,325
WRL LKCM Strategic Total Return                             280,925.447         1.053303           295,900
WRL Alger Aggressive Growth                                 246,122.268         1.487766           366,172
WRL J. P. Morgan Real Estate Securities                       2,881.168          .894820             2,578

                    Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                   Notes to Financial Statements (continued)




3.   Contract Owners' Equity (continued)

A summary of changes in contract owners' account units follows:

                                                                                               Federated
                                             Federated       Federated        Federated        High Income
                                              American        Utility        Prime Money           Bond
                                            Leaders Fund      Fund II          Fund II           Fund II
                                           II Subaccount     Subaccount      Subaccount        Subaccount
                                           ----------------------------------------------------------------
Units purchased                                  1,000           1,000          449,266           1,000
Units redeemed and transferred                       -               -                -               -
                                           ----------------------------------------------------------------
Units outstanding at December 31, 1998           1,000           1,000          449,266           1,000
Units purchased                              1,155,370         139,439       10,157,515         270,739
Units redeemed and transferred                 131,724          26,357        3,073,408          55,719
                                           ----------------------------------------------------------------
Units outstanding at December 31, 1999       1,288,094         166,796       13,680,189         327,458
                                           ================================================================

                                         Federated Fund                        Wanger
                                           for U. S.       Wanger U. S.     International
                                           Government        Small Cap        Small Cap       Montgomery
                                         Securities II        Advisor          Advisor          Growth
                                           Subaccount       Subaccount       Subaccount       Subaccount
                                        -------------------------------------------------------------------
Units purchased                                1,000             1,000           1,000            1,000
Units redeemed and transferred                     -                 -               -                -
                                        -------------------------------------------------------------------
Units outstanding at December 31, 1998         1,000             1,000           1,000            1,000
Units purchased                            1,319,225           492,206         258,525          600,047
Units redeemed and transferred               191,807            56,560          46,335           93,632
                                        -------------------------------------------------------------------
Units outstanding at December 31, 1999     1,512,032           549,766         305,860          694,679
                                        ===================================================================

                    Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                   Notes to Financial Statements (continued)



3.   Contract Owners' Equity (continued)

                                                               Strong
                                            Montgomery     International       Strong       T. Rowe Price
                                             Emerging          Stock       Schafer Value    International
                                             Markets          Fund II         Fund II           Stock
                                            Subaccount       Subaccount      Subaccount       Subaccount
                                         ------------------------------------------------------------------
Units purchased                                1,000            1,000            1,000            1,000
Units redeemed and transferred                     -                -                -                -
                                         ------------------------------------------------------------------
Units outstanding at December 31, 1998         1,000            1,000            1,000            1,000
Units purchased                               19,596            7,058          226,880        4,705,241
Units redeemed and transferred                (1,000)           3,664           18,590       (3,566,448)
                                         ------------------------------------------------------------------
Units outstanding at December 31, 1999        19,596           11,722          246,470        1,139,793
                                         ==================================================================

                                                                      Stein Roe
                                                                       Special
                                                                       Venture                         Warburg
                                         Dreyfus       Endeavor         Fund,      Warburg Pincus    Pincus Small
                                        Small Cap      Enhanced       Variable      International      Company
                                          Value          Index         Series          Equity           Growth
                                       Subaccount     Subaccount     Subaccount      Subaccount       Subaccount
                                      -----------------------------------------------------------------------------
Units purchased                             1,000          1,000         1,000             1,000         1,000
Units redeemed and transferred                  -              -             -                 -             -
                                      -----------------------------------------------------------------------------
Units outstanding at
   December 31, 1998                        1,000          1,000         1,000             1,000         1,000
Units purchased                           497,045      1,560,996         1,108         3,404,306        12,781
Units redeemed and transferred             43,389        100,598        15,334        (3,387,803)          804
                                      -----------------------------------------------------------------------------
Units outstanding at
   December 31, 1999                      541,434      1,662,594        17,442            17,503        14,585
                                      =============================================================================

                    Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                   Notes to Financial Statements (continued)


3.   Contract Owners' Equity (continued)

                                                                                                       WRL J. P.
                                                                       WRL LKCM        WRL Alger      Morgan Real
                                        WRL Janus      WRL Janus       Strategic       Aggressive       Estate
                                         Growth         Global       Total Return        Growth       Securities
                                       Subaccount     Subaccount      Subaccount       Subaccount     Subaccount
                                      -----------------------------------------------------------------------------
Units purchased                                 -              -               -                -             -
Units redeemed and transferred                  -              -               -                -             -
                                      -----------------------------------------------------------------------------
Units outstanding at December 31,
   1998                                         -              -               -                -             -
Units purchased                           482,035      4,366,485         205,721          178,754         1,177
Units redeemed and transferred            194,819     (3,790,756)         75,204           67,368         1,704
                                      -----------------------------------------------------------------------------
Units outstanding at December 31,
   1999                                   676,854        575,729         280,925          246,122         2,881
                                      =============================================================================


4.   Administrative, Mortality and Expense Risk Charges

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for PBL's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund Account. The effective annual rate for this charge was 1.35%.

An administrative charge equal to .15% annually is deducted from the unit values of the subaccounts of the Mutual Fund Account. This charge is assessed daily by PBL. This deduction represents reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.


5.   Taxes

Operations of the Mutual Fund Account form a part of PBL, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of PBL for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PBL. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PBL.

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(a)      Financial Statements.

         Part A.  None

         Part B. Financial Statements of Subaccounts of Peoples Benefit Life Insurance Company Separate Account V (formerly Providian Life and Health Insurance Company Separate Account V) which are available for investment by Advisor's Edge Contract Owners and Advisor's Edge Select Contract Owners as of December 31, 1999 and for each of the two years in the period ended December 31, 1999.

         Statutory-basis financial statements of Peoples Benefit Life Insurance Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 with Report of Independent Auditors.

         Part C.  None

(b)      Exhibits.

         (1) Resolution of the Board of Directors of National Home Life Assurance Company ("National Home") authorizing establishment of the Separate Account./2/
         (2)      Not Applicable.
         (3)      Distribution Agreement.
                  (a)      Form of Selling Agreement./3/
         (4)      (a)      Form of variable annuity contract (A Unit)./4/
                  (b)      Form of variable annuity contract (B Unit)./4/
                  (c)      Form of variable annuity contract (Advisor's Edge
                           Select)/11/

                  (d)      Form of variable annuity policy (Advisor's Edge)/16/
                  (e)      Form of variable annuity policy (Advisor's Edge
                           Select)/16/
         (5)      (a)      Form of Application./5/
                  (b)      403(b) Rider./3/
                  (c)      Individual Retirement Annuity Rider./3/
                  (d)      Advisor's Edge and Advisor's Edge Select are appless
                           products
         (6)      (a)      Amended and Restated Articles of Incorporation of
                           Providian Life and Health Insurance Company./8/
         (7)      Not Applicable.
         (8)      (a)      Form of Participation Agreement for the Funds./4/
                  (b)      Participation Agreement Among DFA Investment
                           Dimensions Group, Inc., Dimensional Fund Advisors,
                           Inc., DFA Securities Inc. and National Home Life
                           Assurance Company dated as of June 29, 1994./6/
                  (c)      Participation Agreement Among Insurance Management
                           Series, Federated Advisors, Federated Securities
                           Corp. and National Home Life Assurance Company dated as of May 17, 1994./6/
                  (d)      Participation Agreement Among Insurance Investment
                           Products Trust, SEI Financial Services Company and
                           National Home Life Assurance Company dated as of
                           January 1, 1995./7/
                  (e)      Participation Agreement Among Wanger Advisors Trust
                           and National Home Life Assurance Company dated as of
                           May 19, 1995./7/
                  (f)      Participation Agreement Among Tomorrow Funds
                           Retirement Trust, Weiss, Peck & Greer, L.L.C. and
                           Providian Life and Health Insurance Company dated as of September 11, 1995./7/
                  (g)      Participation Agreement among Montgomery Funds III,
                           Montgomery Asset Management, L.P., and Providian Life and Health Insurance Company dated as of January 31,
                           1996./8/

                  (h) Participation Agreement Among Strong Variable Insurance Funds, Inc.; Strong Capital Management, Inc.; Strong Funds Distributors, Inc. and Providian Life and Health Insurance Company dated March 31, 1997./9/
                  (i) Participation Agreement Among Warburg Pincus Trust; Warburg Pincus Counsellors, Inc.; Counsellors Securities Inc. and Providian Life and Health Insurance Company dated March 31, 1997./9/
                  (j) Amendment No. 1 dated December 16, 1996 to Participation Agreement Among Wanger Advisors Trust and Providian Life and Health Insurance Company dated May 19, 1995./9/
                  (k) Participation Agreement Among SteinRoe Variable Investment Trust, SteinRoe & Farnham Incorporated and Providian Life and Health Insurance Company dated March 31, 1997./9/
                  (l) Participation Agreement Among Providian Life and Health Insurance Company, Providian Series Trust, and Providian Investment Advisors, Inc. dated March 25, 1997./9/
                  (m) Participation Agreement Among Endeavor Series Trust, Endeavor Management Co. and PFL Life Insurance Company dated February 28, 1991, as amended./10/
                  (n) Participation Agreement Among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company./12/

                  (n)(1) Amendment No. 9 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, and AUSA Life Insurance Company, Inc./16/
                  (o) Participation Agreement Among PFL Life Insurance Company, AFSG Securities Corporation, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated as of May 1, 2000./13/

                  (o)(1) Form of Amendment to Participation Agreement Among PFL Life Insurance Company, AFSG Securities Corporation, Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. dated August 2, 2000./16/
                  (p) Participation Agreement between PFL Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. dated April 15, 1997./14/
                  (p)(1) Amendment to Participation Agreement between PFL Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. dated July 28, 2000./1/
                  (q) Participation Agreement Among Transamerica Variable Insurance Fund, Inc., Transamerica Occidental Life Insurance Company and PFL Life Insurance Company dated November 1, 1999./15/
                  (q)(1) Amendment to Participation Agreement between Transamerica Variable Insurance Fund, Inc., Transamerica Investment Management, LLC, and PFL Life Insurance Company dated July 28, 2000./1/

                  (r)      Form of Participation Agreement between Seligman
                           Portfolios, Inc. and Peoples Benefit Life Insurance
                           Company/16/
         (9)      (a)      Opinion and Consent of Counsel./1/

                  (b)      Consent of Counsel./1/
         (10)     Consent of Independent Auditors./1/
         (11)     No Financial Statements are omitted from Item 23.
         (12)     Not Applicable.
         (13)     Performance Computation./9/

         (14)     Powers of Attorney./16/


------------------------------------
/1/      Filed Herewith.
/2/ Incorporated by reference from the initial Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-45862.
/3/ Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-45862.
/4/ Incorporated by reference from the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-72838, filed on December 10, 1993.
/5/ Incorporated by reference from the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-79502, filed on May 27, 1994.

/6/ Incorporated by reference from the Post-Effective Amendment No. 1 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-80958, filed April 28, 1995.
/7/ Incorporated by reference from Post-Effective Amendment No. 3 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-80958, filed on November 20, 1995.
/8/ Incorporated by reference from Post-Effective Amendment No. 4 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed on April 30, 1996.
/9/ Incorporated by reference from Post-Effective Amendment No. 7 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed on April 30, 1997.
/10/ Incorporated by reference from Post-Effective Amendment No. 8 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed on April 30, 1998.
/11/ Incorporated by reference from Post-Effective Amendment No. 9 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed June 3, 1998.
/12/ Incorporated by reference from Post-Effective Amendment No. 1 to the Registration Statement of PFL Life Variable Annuity Account A, File No. 333-26209, filed April 29, 1998.
/13/ Incorporated by reference from Post-Effective Amendment No. 3 to the Registration Statement of PFL Life Variable Annuity Account A, File No. 333-26209, file April 28, 2000.
/14/ Incorporated by reference from Initial Registration Statement on Form N-4 of PFL Life Variable Annuity Account A, File No. 333-26209, filed April 30, 1997.
/15/ Incorporated by reference from Post-Effective Amendment No. 2 of PFL Endeavor VA Separate Account, File No. 33-56908, filed April 27, 2000.

/16/ Incorporated by reference from Post-Effective Amendment No. 12 of Peoples Benefit Life Insurance Company Separate Account V, File No. 33-80958, filed September 5, 2000.

ITEM 25. DIRECTORS AND OFFICERS OF DEPOSITOR

Positions and Offices with Depositor        Name and Principal Business Address*
------------------------------------        ------------------------------------

Senior Vice President, Director                     G. Douglas Mangum, Jr.
Treasurer (Chief Accounting Officer)                Martha A. McConnell
Vice President, Director                            Brian A. Smith
Vice President, Director                            Brenda K. Clancy
President, Director                                 Bart Herbert, Jr.
Assistant Vice President, Director                  Kathleen M. Modzelewski
Vice President, Director                            Larry N. Norman
Senior Vice President, Director                     David G. Rekoski
Vice President, Director                            Douglas A. Sarcia
Secretary, Director                                 Craig D. Vermie

*The business address of each director and officer of Peoples Benefit Life Insurance Company is 20 Moores Road, Frazer, Pennsylvania 19355; 400 West Market Street, Louisville, Kentucky 40202 or 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

The Depositor, Peoples Benefit Life Insurance Company ("Peoples Benefit") is indirectly wholly owned by AEGON USA, Inc. The Registrant is a segregated asset account of Peoples Benefit.

The following chart indicates the persons controlled by or under common control with Peoples Benefit.

                                          Jurisdiction of   Percent of Voting
Name                                      Incorporation     Securities Owned                 Business
----                                      -------------     ----------------                 --------
AEGON N.V.                                Netherlands       53.16% Vereniging                Holding company
                                                            AEGON Netherlands
                                                            Membership Association

Groninger Financieringen B.V.             Netherlands       100% AEGON N.V.                  Holding company

AEGON Netherland N.V.                     Netherlands       100% AEGON N.V.                  Holding company

AEGON Nevak Holding B.V.                  Netherlands       100% AEGON N.V.                  Holding company

AEGON International N.V.                  Netherlands       100% AEGON N.V.                  Holding company

Voting Trust Trustees:                    Delaware                                           Voting Trust
K.J. Storm
Donald J. Shepard H.B.
Van Wijk Dennis Hersch

AEGON U.S. Holding Corporation            Delaware          100% Voting Trust                Holding company

Short Hills Management Company            New Jersey        100% AEGON U.S.                  Holding company
                                                            Holding Corporation

CORPA Reinsurance Company                 New York          100% AEGON U.S.                  Holding company
                                                            Holding Corporation

AEGON Management Company                  Indiana           100% AEGON U.S.                  Holding company
                                                            Holding Corporation

RCC North America Inc.                    Delaware          100% AEGON U.S.                  Holding company
                                                            Holding Corporation

AEGON USA, Inc.                           Iowa              100% AEGON U.S.                  Holding company
                                                            Holding Corporation

Transamerica Holding Company              Delaware          100% AEGON USA, Inc.             Holding Company

AEGON Funding Corp.                       Delaware          100% Transamerica                Issue debt securities-net
                                                            Holding Company                  proceeds used to make
                                                                                             loans to affiliates

First AUSA Life Insurance                 Maryland          100% AEGON USA, Inc.             Insurance holding company
Company

AUSA Life Insurance                       New York          82.33% First AUSA Life           Insurance
Company, Inc.                                               Insurance Company
                                                            17.67% Veterans Life
                                                            Insurance Company

Life Investors Insurance                  Iowa              100% First AUSA Life Ins. Co.    Insurance
Company of America

Life Investors Alliance, LLC              Delaware          100% LIICA                       Purchase, own, and hold the
                                                                                             equity interest of other
                                                                                             entities

Great American Insurance                  Iowa              100% LIICA                       Marketing
Agency, Inc.

Bankers United Life                       Iowa              100% Life Investors Ins.         Insurance
Assurance Company                                           Company of America

PFL Life Insurance Company                Iowa              100% First AUSA Life Ins. Co.    Insurance

AEGON Financial Services                  Minnesota         100% PFL Life Insurance Co.      Marketing
Group, Inc.

AEGON Assignment Corporation              Kentucky          100% AEGON Financial             Administrator of structured
of Kentucky                                                 Services Group, Inc.             settlements

AEGON Assignment Corporation              Illinois          100% AEGON Financial             Administrator of structured
                                                            Services Group, Inc.             settlements

Southwest Equity Life Ins. Co.            Arizona           100% of Common Voting Stock      Insurance
                                                            First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.          Arizona           100% of Common Voting Stock      Insurance
                                                            First AUSA Life Ins. Co.

Western Reserve Life Assurance            Ohio              100% First AUSA Life Ins. Co.    Insurance
Co. of Ohio


WRL Series Fund, Inc.                     Maryland          Various                          Mutual fund

WRL Investment Services, Inc.             Florida           100% Western Reserve Life        Provides administration for
                                                            Assurance Co. of Ohio            affiliated mutual fund

WRL Investment                            Florida           100% Western Reserve Life        Registered investment advisor
Management, Inc.                                            Assurance Co. of Ohio

ISI Insurance Agency, Inc.                California        100% Western Reserve Life        Insurance agency
And Subsidiaries                                            Assurance Co. of Ohio

ISI Insurance Agency                      Alabama           100% ISI Insurance Agency, Inc.  Insurance Agency
of Alabama, Inc.

ISI Insurance Agency                      Ohio              100% ISI Insurance Agency, Inc.  Insurance agency
of Ohio, Inc.

ISI Insurance Agency                      Massachusetts     100% ISI Insurance Agency, Inc.  Insurance Agency
of Massachusetts, Inc.

ISI Insurance Agency                      Texas             100% ISI Insurance Agency, Inc.  Insurance agency
of Texas, Inc.

ISI Insurance Agency                      Hawaii            100% ISI Insurance               Insurance agency
of Hawaii, Inc.                                             Agency, Inc.

ISI Insurance Agency                      New Mexico        100% ISI Insurance               Insurance agency
New Mexico, Inc.                                            Agency, Inc.

AEGON Equity Group, Inc.                  Florida           100% Western Reserve Life        Insurance Agency
                                                            Assurance Co. of Ohio

Monumental General Casualty Co.           Maryland          100% First AUSA Life Ins. Co.    Insurance

United Financial Services, Inc.           Maryland          100% First AUSA Life Ins. Co.    General agency

Bankers Financial Life Ins. Co.           Arizona           100% First AUSA Life Ins. Co.    Insurance

The Whitestone Corporation                Maryland          100% First AUSA Life Ins. Co.    Insurance agency

Cadet Holding Corp.                       Iowa              100% First AUSA Life             Holding company
                                                            Insurance Company

Monumental General Life                   Puerto Rico       51% First AUSA Life              Insurance
Insurance Company of                                        Insurance Company
Puerto Rico                                                 49% Baldrich & Associates
                                                            of Puerto Rico

AUSA Holding Company                      Maryland          100% AEGON USA, Inc.             Holding company

Monumental General Insurance              Maryland          100% AUSA Holding Co.            Holding company
Group, Inc.

Trip Mate Insurance Agency, Inc.          Kansas            100% Monumental General          Sale/admin. of travel
                                                            Insurance Group, Inc.            insurance

Monumental General                        Maryland          100% Monumental General          Provides management srvcs.
Administrators, Inc.                                        Insurance Group, Inc.            to unaffiliated third party
                                                                                             administrator

Executive Management and                  Maryland          100% Monumental General          Provides actuarial consulting
Consultant Services, Inc.                                   Administrators, Inc.             services

Monumental General Mass                   Maryland          100% Monumental General          Marketing arm for sale of
Marketing, Inc.                                             Insurance Group, Inc.            mass marketed insurance
                                                                                             coverages

AUSA Financial Markets, Inc.              Iowa              100% AUSA Holding Co.            Marketing

Transamerica Capital, Inc.                California        100% AUSA Holding Co.            Broker/Dealer

Endeavor Management Company               California        100% AUSA Holding Co.            Investment Management

Universal Benefits Corporation            Iowa              100% AUSA Holding Co.            Third party administrator

Investors Warranty of                     Iowa              100% AUSA Holding Co.            Provider of automobile
America, Inc.                                                                                extended maintenance
                                                                                             contracts

Massachusetts Fidelity Trust Co.          Iowa              100% AUSA Holding Co.            Trust company

Money Services, Inc.                      Delaware          100% AUSA Holding Co.            Provides financial counseling
                                                                                             for employees and agents of
                                                                                             affiliated companies

ADB Corporation                           Delaware          100% Money Services, Inc.        Special purpose limited
                                                                                             Liability company

ORBA Insurance Services, Inc.             California        10.56% Money Services, Inc.      Insurance agency

Zahorik Company, Inc.                     California        100% AUSA Holding Co.            Broker-Dealer

ZCI, Inc.                                 Alabama           100% Zahorik Company, Inc.       Insurance agency

Zahorik Texas, Inc.                       Texas             100% Zahorik Company, Inc.       Insurance agency

Long, Miller & Associates, L.L.C.         California        33-1/3% AUSA Holding Co.         Insurance agency

AEGON Asset Management                    Delaware          100% AUSA Holding Co.            Registered investment advisor
Services, Inc.

InterSecurities, Inc.                     Delaware          100% AUSA Holding Co.            Broker-Dealer

Associated Mariner Financial              Michigan          100% InterSecurities, Inc.       Holding co./management
Group, Inc.                                                                                  services

Associated Mariner Ins. Agency            Massachusetts     100% Associated Mariner          Insurance agency
of Massachusetts, Inc.                                      Agency, Inc.

Associated Mariner Agency                 Ohio              100% Associated Mariner          Insurance agency
Ohio, Inc.                                                  Agency, Inc.

Associated Mariner Agency                 Texas             100% Associated Mariner          Insurance agency
Texas, Inc.                                                 Agency, Inc.

Idex Investor Services, Inc.              Florida           100% AUSA Holding Co.            Shareholder services

Idex Management, Inc.                     Delaware          100% AUSA Holding Co.            Investment advisor

IDEX Mutual Funds                         Massachusetts     Various                          Mutual fund

Diversified Investment                    Delaware          100% AUSA Holding Co.            Registered investment advisor
Advisors, Inc.

Diversified Investors Securities          Delaware          100% Diversified Investment      Broker-Dealer
Corp.                                                       Advisors, Inc.

George Beram & Company, Inc.              Massachusetts     100% Diversified Investment      Employee benefit and
                                                            Advisors, Inc.                   actuarial consulting

AEGON USA Securities, Inc.                Iowa              100% AUSA Holding Co.            Broker-Dealer (De-registered)

Creditor Resources, Inc.                  Michigan          100% AUSA Holding Co.            Credit insurance

CRC Creditor Resources                    Canada            100% Creditor Resources, Inc.    Insurance agency
Canadian Dealer Network Inc.

Weiner Agency, Inc.                       Maryland          100% Creditor Resources, Inc.    Insurance agency

AEGON USA Investment                      Iowa              100% AUSA Holding Co.            Investment advisor
Management, Inc.

AEGON USA Realty                          Iowa              100% AUSA Holding Co.            Provides real estate
Advisors, Inc.                                                                               administrative and real
                                                                                             estate investment services

AEGON USA Real Estate                     Delaware          100% AEGON USA Realty            Real estate and mortgage
Services, Inc.                                              Advisors, Inc.                   holding company

QSC Holding, Inc.                         Delaware          100% AEGON USA Realty            Real estate and financial
                                                            Advisors, Inc.                   software production and sales

LRA, Inc.                                 Iowa              100% AEGON USA Realty            Real estate counseling
                                                            Advisors, Inc.

Landauer Associates, Inc.                 Delaware          100% AEGON USA Realty            Real estate counseling
                                                            Advisors, Inc.

Landauer Realty Associates, Inc.          Texas             100% Landauer Associates, Inc.   Real estate counseling

Realty Information Systems, Inc.          Iowa              100% AEGON USA Realty            Information Systems for
                                                            Advisors, Inc.                   real estate investment
                                                                                             management

USP Real Estate Investment Trust          Iowa              12.89% First AUSA Life Ins. Co.  Real estate investment trust
                                                            13.11% PFL Life Ins. Co.
                                                            4.86% Bankers United Life
                                                            Assurance Co.

RCC Properties Limited                    Iowa              AEGON USA Realty Advisors,       Limited Partnership
Partnership                                                 Inc. is General Partner and 5%
                                                            owner.

Commonwealth General                      Delaware          100% AEGON USA, Inc.             Holding company
Corporation ("CGC")

AFSG  Securities Corporation              Pennsylvania      100% CGC                         Broker-Dealer

Benefit Plans, Inc.                       Delaware          100% CGC                         TPA for Peoples Security Life
                                                                                             Insurance Company

Durco Agency, Inc.                        Virginia          100% Benefit Plans, Inc.         General agent

Capital 200 Block Corporation             Delaware          100% CGC                         Real estate holdings

Capital Real Estate                       Delaware          100% CGC                         Furniture and equipment
Development Corporation                                                                      lessor

Commonwealth General.                     Kentucky          100% CGC                         Administrator of structured
Assignment Corporation                                                                       settlements

Diversified Financial Products Inc.       Delaware          100% CGC                         Provider of investment,
                                                                                             marketing and admin. services
                                                                                             to ins. cos.

Monumental Agency Group, Inc.             Kentucky          100%  CGC                        Provider of srvcs. to ins. cos.

PB Investment Advisors, Inc.              Delaware          100% CGC                         Registered investment advisor
                                                                                             (de-registered)

Southlife, Inc.                           Tennessee         100% CGC                         Investment subsidiary

Commonwealth General LLC                  Turks &           100% CGC                         Special-purpose subsidiary
                                          Caicos Islands

Ampac Insurance Agency, Inc.              Pennsylvania      100% CGC                         Provider of management
(EIN 23-1720755)                                                                             support services

Compass Rose Development                  Pennsylvania      100% Ampac Insurance             Special-purpose subsidiary
Corporation                                                 Agency, Inc.

Financial Planning Services, Inc.         Dist. Columbia    100% Ampac Insurance             Special-purpose subsidiary
                                                            Agency, Inc.

Frazer Association                        Illinois          100% Ampac Insurance             TPA license-holder
Consultants, Inc.                                           Agency, Inc.

National Home Life Corporation            Pennsylvania      100% Ampac Insurance             Special-purpose subsidiary
                                                            Agency, Inc.

Valley Forge Associates, Inc.             Pennsylvania      100% Ampac Insurance             Furniture & equipment lessor
                                                            Agency, Inc.

Veterans Benefits Plans, Inc.             Pennsylvania      100% Ampac Insurance             Administrator of group
                                                            Agency, Inc.                     insurance programs

Veterans Insurance Services, Inc.         Delaware          100% Ampac Insurance             Special-purpose subsidiary
                                                            Agency, Inc.

Academy Insurance Group, Inc.             Delaware          100% CGC                         Holding company

Academy Life Insurance Co.                Missouri          100% Academy Insurance           Insurance company
                                                            Group, Inc.

Pension Life Insurance                    New Jersey        100% Academy Life                Insurance company
Company of America                                          Insurance Company

FED Financial, Inc.                       Delaware          100% Academy Insurance           Special-purpose subsidiary
                                                            Group, Inc.

Ammest Development Corp. Inc.             Kansas            100% Academy Insurance           Special-purpose subsidiary
                                                            Group, Inc.

Ammest Insurance Agency, Inc.             California        100% Academy Insurance           General agent
                                                            Group, Inc.

Ammest Massachusetts                      Massachusetts     100% Academy Insurance           Special-purpose subsidiary
Insurance Agency, Inc.                                      Group, Inc.

Ammest Realty, Inc.                       Pennsylvania      100% Academy Insurance           Special-purpose subsidiary
                                                            Group, Inc.

Ampac,  Inc.                              Texas             100% Academy Insurance           Managing general agent
                                                            Group, Inc.

Ampac Insurance Agency, Inc.              Pennsylvania      100% Academy Insurance           Special-purpose subsidiary
(EIN 23-2364438)                                            Group, Inc.


Force Financial Group, Inc.               Delaware          100% Academy Insurance           Special-purpose subsidiary
                                                            Group, Inc.

Force Financial Services, Inc.            Massachusetts     100% Force Fin. Group, Inc.      Special-purpose subsidiary

Military Associates, Inc.                 Pennsylvania      100% Academy Insurance           Special-purpose subsidiary
                                                            Group, Inc.

NCOAA Management Company                  Texas             100% Academy Insurance           Special-purpose subsidiary
                                                            Group, Inc.

NCOA Motor Club, Inc.                     Georgia           100% Academy Insurance           Automobile club
                                                            Group, Inc.

Unicom Administrative                     Pennsylvania      100% Academy Insurance           Provider of admin. services
Services, Inc.                                              Group, Inc.

Unicom Administrative                     Germany           100% Unicom Administrative        Provider of admin. services
Services, GmbH                                              Services, Inc.

Capital General Development               Delaware          100% CGC                         Holding company
Corporation

Monumental Life                           Maryland          73.23% Capital General           Insurance company
Insurance Company                                           Development Company
                                                            26.77% First AUSA Life
                                                            Insurance Company

AEGON Special Markets                     Maryland          100% Monumental Life             Marketing company
Group, Inc.                                                 Insurance Company

Peoples Benefit Life                      Missouri          3.7% CGC                         Insurance company
Insurance Company                                           20.0% Capital Liberty, L.P.
                                                            76.3% Monumental Life
                                                            Insurance Company

Veterans Life Insurance Co.               Illinois          100% Peoples Benefit             Insurance company
                                                            Life Insurance Company

Peoples Benefit Services, Inc.            Pennsylvania      100% Veterans Life Ins. Co.      Special-purpose subsidiary

Coverna Direct Insurance                  Maryland          100% Peoples Benefit             Insurance agency
Insurance Services, Inc.                                    Life Insurance Company

Ammest Realty Corporation                 Texas             100% Monumental Life             Special purpose subsidiary
                                                            Insurance Company

JMH Operating Company, Inc.               Mississippi       100% Monumental Life             Real estate holdings
                                                            Insurance Company

Capital Liberty, L.P.                     Delaware          99.0% Monumental Life            Holding Company
                                                            Insurance Company
                                                            1.0% CGC

Transamerica Corporation                  Delaware          100% AEGON NV                    Major interest in insurance
                                                                                             and finance

Transamerica Pacific Insurance            Hawaii            100% Transamerica Corp.          Life insurance
  Company, Ltd.

TREIC Enterprises, Inc.                   Delaware          100% Transamerica Corp.          Investments

ARC Reinsurance Corporation               Hawaii            100% Transamerica Corp.          Property & Casualty Ins.

Transamerica Management, Inc.             Delaware          100% ARC Reinsurance Corp.       Asset management

Inter-America Corporation                 California        100% Transamerica Corp.          Insurance Broker

Pyramid Insurance Company, Ltd.           Hawaii            100% Transamerica Corp.          Property & Casualty Ins.

Pacific Cable Ltd.                        Bmda.             100% Pyramid Ins. Co., Ltd.      Sold 25% of TC Cable, Inc.
                                                                                             stock in 1998

Transamerica Business Tech Corp.          Delaware          100% Transamerica Corp.          Telecommunications and
                                                                                             data processing

Transamerica CBO I, Inc.                  Delaware          100% Transamerica Corp.          Owns and manages a pool of
                                                                                             high-yield bonds

Transamerica Corporation (Oregon)         Oregon            100% Transamerica Corp.          Name holding only-Inactive

Transamerica Finance Corp.                Delaware          100% Transamerica Corp.          Commercial & Consumer
                                                                                             Lending & equip. leasing

TA Leasing Holding Co., Inc.              Delaware          100% Transamerica Fin. Corp.     Holding company

Trans Ocean Ltd.                          Delaware          100% TA Leasing Hldg Co. Inc.    Holding company

Trans Ocean Container Corp.               Delaware          100% Trans Ocean Ltd.            Intermodal Leasing
("TOCC")

SpaceWise Inc.                            Delaware          100% TOCC                        Intermodal leasing

Trans Ocean Container
   Finance Corp.                          Delaware          100% TOCC                        Intermodal leasing

Trans Ocean Leasing
   Deutschland GmbH                       Germany           100% TOCC                        Intermodal leasing

Trans Ocean Leasing PTY Ltd.              Austria           100% TOCC                        Intermodal leasing

Trans Ocean Management S.A.               Switzerland       100% TOCC                        Intermodal leasing

Trans Ocean Regional
   Corporate Holdings                     California        100% TOCC                        Holding company

Trans Ocean Tank Services Corp.           Delaware          100% TOCC                        Intermodal leasing

Transamerica Leasing Inc.                 Delaware          100% TA Leasing Holding Co.      Leases & Services intermodal
                                                                                             equipment

Transamerica Leasing Holdings             Delaware          100% Transamerica Leasing Inc.   Holding Company
  Inc.  ("TLHI")

Greybox Logistics Services Inc.           Delaware          100% TLHI                        Intermodal Leasing

Greybox L.L.C.                            Delaware          100% TLHI                        Intermodal freight container
                                                                                             interchange facilitation service

Transamerica Trailer                      France            100% Greybox L.L.C.              Leasing
   Leasing S.N.C.

Greybox Services Limited                  U.K.              100% TLHI                        Intermodal Leasing

Intermodal Equipment, Inc.                Delaware          100% TLHI                        Intermodal leasing

Transamerica Leasing N.V.                 Belg.             100% Intermodal Equipment Inc.   Leasing

Transamerica Leasing SRL                  Italy             100% Intermodal Equipment Inc.   Leasing

Transamerica Distribution                 Delaware          100% TLHI                        Provided door-to-door services
   Services, Inc.                                                                            for the domestic
                                                                                             transportation of temperature-
                                                                                             sensitive products

Transamerica Leasing                      Belg.             100% TLHI                        Leasing
  Coordination Center

Transamerica Leasing do                   Braz.             100% TLHI                        Container Leasing
   Brasil Ltda.

Transamerica Leasing GmbH                 Germany           100% TLHI                        Leasing

Transamerica Leasing Limited              U.K.              100% TLHI                        Leasing

ICS Terminals (UK) Limited                U.K.              100% Transamerica.               Leasing
                                                            Leasing Limited

Transamerica Leasing Pty. Ltd.            Australia         100% TLHI                        Leasing

Transamerica Leasing (Canada) Inc.        Canada            100% TLHI                        Leasing

Transamerica Leasing (HK) Ltd.            H.K.              100% TLHI                        Leasing

Transamerica Leasing                      S. Africa         100% TLHI                        Intermodal leasing
   (Proprietary) Limited

Transamerica Tank Container               Australia         100% TLHI                        The Australian (domestic)
   Leasing Pty. Limited                                                                      leasing of tank containers

Transamerica Trailer Holdings I Inc.      Delaware          100% TLHI                        Holding company

Transamerica Trailer Holdings II, Inc.    Delaware          100% TLHI                        Holding company

Transamerica Trailer Holdings III, Inc.   Delaware          100% TLHI                        Holding company

Transamerica Trailer Leasing AB           Swed.             100% TLHI                        Leasing

Transamerica Trailer Leasing AG           Swetzerland       100% TLHI                        Leasing

Transamerica Trailer Leasing A/S          Denmark           100% TLHI                        Leasing

Transamerica Trailer Leasing GmbH         Germany           100% TLHI                        Leasing

Transamerica Trailer Leasing              Belgium           100% TLHI                        Leasing
   (Belgium) N.V.

Transamerica Trailer Leasing              Netherlands       100% TLHI                        Leasing
   (Netherlands) B.V.

Transamerica Trailer Spain S.A.           Spain             100% TLHI                        Leasing

Transamerica Transport Inc.               New Jersey        100% TLHI                        Dormant

Transamerica Commercial                   Delaware          100% Transamerica Fin. Corp.     Holding company for
   Finance Corporation, I ("TCFCI")                                                          Commercial/consumer finance
                                                                                             subsidiaries

Transamerica Equipment Financial          Delaware          100% TCFCI
   Services Corporation

BWAC Credit Corporation                   Delaware          100% TCFCI

BWAC International Corporation            Delaware          100% TCFCI

BWAC Twelve, Inc.                         Delaware          100% TCFCI                       Holding company for premium
                                                                                             finance subsidiaries

TIFCO Lending Corporation                 Illinois          100% BWAC Twelve, Inc.           General financing & other
                                                                                             services in the US &
                                                                                             elsewhere

Transamerica Insurance Finance            Maryland          100% BWAC Twelve, Inc.           Provides insurance premium
   Corporation ("TIFC")                                                                      financing in the US with the
                                                                                             exception of CA and HI

Transamerica Insurance Finance            Maryland          100% TIFC                        Provides Insurance premium
   Company (Europe)                                                                          financing in California

Transamerica Insurance Finance            California        100% TIFC                        Disability ins. & holding co.
   Corporation, California                                                                   for various insurance
                                                                                             subsidiaries of Transamerica
                                                                                             Corporation

Transamerica Insurance Finance            ON                100% TIFC                        Provides ins. premium
   Corporation, Canada                                                                       financing in Canada

Transamerica Business Credit              Delaware          100% TCFCI                       Provides asset based lending
   Corporation ("TBCC")                                                                      leasing & equip. financing

Transamerica Mezzanine                    Delaware          100% TBCC                        Holds investments in several
   Financing, Inc.                                                                           joint ventures/partnerships

Transamerica Business Advisory Grp.       Delaware          100% TBCC

Bay Capital Corporation                   Delaware          100% TBCC                        Special purpose company for
                                                                                             the purchase of real estate tax
                                                                                             liens

Coast Funding Corporation                 Delaware          100% TBCC                        Special purpose company for
                                                                                             the purchase of real estate
                                                                                             tax liens

Transamerica Small Business               Delaware          100% TBCC
   Capital, Inc. ("TSBC")

Emergent Business Capital                 Delaware          100% TSBC
   Holdings, Inc.

Gulf Capital Corporation                  Delaware          100% TBCC                        Special purpose company for
                                                                                             the purchase of real estate
                                                                                             tax liens

Direct Capital Equity Investment, Inc.    Delaware          100% TBCC                        Small business loans

TA Air East, Corp                         Delaware          100% TBCC                        Special purpose corp. which
                                                                                             hold an ownership interest
                                                                                             or leases aircraft

TA Air I, Corp.                           Delaware          100% TBCC                        Special purpose corp. which
                                                                                             hold an ownership interest
                                                                                             or leases aircraft

TA Air II, Corp.                          Delaware          100% TBCC                        Special purpose corp. which
                                                                                             hold an ownership interest
                                                                                             or leases aircraft

TA Air III, Corp.                         Delaware          100% TBCC                        special purpose corp. which
                                                                                             hold an ownership interest
                                                                                             or leases aircraft

TA Air IV, Corp.                          Delaware          100% TBCC                        Special purpose corp. which
                                                                                             hold an ownership interest
                                                                                             or leases aircraft

TA Air V, Corp.                           Delaware          100% TBCC                        Special purpose corp. which
                                                                                             hold an ownership interest
                                                                                             or leases aircraft
TA Air VI, Corp.                          Delaware          100% TBCC                        Special purpose corp. which
                                                                                             hold an ownership interest
                                                                                             or leases aircraft

TA Air VII, Corp.                         Delaware          100% TBCC                        Special purpose corp. which
                                                                                             hold an ownership interest or
                                                                                             leases aircraft

TA Air VIII, Corp.                        Delaware          100% TBCC                        Special purpose corp. which
                                                                                             hold an ownership interest or
                                                                                             leases aircraft

TA Air IX, Corp.                          Delaware          100% TBCC                        Special purpose corp. which
                                                                                             hold an ownership interest
                                                                                             or leases aircraft

TA Air X, Corp.                           Delaware          100% TBCC                        Special purpose corp. which
                                                                                             hold an ownership interest
                                                                                             or leases aircraft

TA Air XI, Corp.                          Delaware          100% TBCC                        Special purpose corp. which
                                                                                             hold an ownership interest
                                                                                             or leases aircraft

TA Air XII, Corp.                         Delaware          100% TBCC                        Special purpose corp. which
                                                                                             hold an ownership interest
                                                                                             or leases aircraft

TA Air XIII, Corp.                        Delaware          100% TBCC                        Special purpose corp. which
                                                                                             hold an ownership interest
                                                                                             or leases aircraft

TA Air XIV, Corp.                         Delaware          100% TBCC                        Special purpose corp. which
                                                                                             hold an ownership interest
                                                                                             or leases aircraft

TA Air XV, Corp.                          Delaware          100% TBCC                        Special purpose corp. which
                                                                                             hold an ownership interest
                                                                                             or leases aircraft

TA Marine I Corp.                         Delaware          100% TBCC                        Special purpose corp. which
                                                                                             hold an ownership interest or
                                                                                             leases barges or ships

TA Marine II Corp.                        Delaware          100% TBCC                        Special purpose corp. which
                                                                                             hold an ownership interest or
                                                                                             leases barges or ships

TBC I, Inc.                               Delaware          100% TBCC                        Special purpose corp.

TBC II, Inc.                              Delaware          100% TBCC                        Special purpose corp.

TBC III, Inc.                             Delaware          100% TBCC                        Special purpose corp.

TBC IV, Inc.                              Delaware          100% TBCC                        Special purpose corp.

TBC V, Inc.                               Delaware          100% TBCC                        Special purpose corp.

TBC VI, Inc.                              Delaware          100% TBCC                        Special purpose corp.

TBC Tax I, Inc.                           Delaware          100% TBCC                        Special purpose co. for the
                                                                                             purchase of real estate tax lien

TBC Tax II, Inc.                          Delaware          100% TBCC                        Special purpose co. for the
                                                                                             purchase of real estate tax lien

TBC Tax III, Inc.                         Delaware          100% TBCC                        Special purpose co. for the
                                                                                             purchase of real estate tax lien

TBC Tax IV, Inc.                          Delaware          100% TBCC                        Special purpose co. for the
                                                                                             purchase of real estate tax lien

TBC Tax V, Inc.                           Delaware          100% TBCC                        Special purpose co. for the
                                                                                             purchase or real estate tax lien

TBC Tax VI, Inc.                          Delaware          100% TBCC                        Special purpose co. for the
                                                                                             purchase or real estate tax lien

TBC Tax VII, Inc.                         Delaware          100% TBCC                        Special purpose co. for the
                                                                                             purchase or real estate tax lien

TBC Tax VIII, Inc.                        Delaware          100% TBCC                        Special purpose co. for the
                                                                                             purchase of real estate tax lien

TBC Tax IX, Inc.                          Delaware          100% TBCC                        Special purpose co. for the
                                                                                             purchase of real estate tax lien

The Plain Company                         Delaware          100% TBCC                        Special purpose corp. which
                                                                                             hold an ownership interest or
                                                                                             leases aircraft.

Transamerica Distribution                 Delaware          100% TCFCI                       Holding corp. for inventory,
   Finance Corporation ("TDFC")                                                              comm. Leasing, retail finance
                                                                                             comm. Recovery service and
                                                                                             accounts

Transamerica Accounts Holding Corp.       Delaware          100% TDFC

Transamerica Commercial                   Delaware          100% TDFC                        Wholesale floor plan for
   Finance Corporation ("TCFC")                                                              appliances, electronics,
                                                                                             computers, office equip. and
                                                                                             marine equipment.

Transamerica Acquisition                  Canada            100% TCFC                        Holding company
 Corporation, Canada

Transamerica Distribution Finance         Delaware          100% TCFC
   Corporation - Overseas, Inc.
  ("TDFCO")

TDF Mauritius Limited                     Mauritius         100% TDFCO                       Mauritius holding company
                                                                                             of our Indian Joint Venture

Inventory Funding Trust                   Delaware          100% TCFC

Inventory Funding Company, LLC            Delaware          100% Inventory Funding Trust

TCF Asset Management Corporation          Colorado          100% TCFC                        A depository for foreclosed
                                                                                             real and personal property

Transamerica Joint Ventures, Inc.         Delaware          100% TCFC                        To enter into general partner-
                                                                                             ships for the ownership of
                                                                                             comm. & finance business

Transamerica Inventory                    Delaware          100% TDFC                        Holding co. for inventory
   Finance Corporation ("TIFC")                                                              finance subsidiaries

Transamerica GmbH, Inc.                   Delaware          100% TIFC                        Commercial lending in
                                                                                             Germany

Transamerica Fincieringsmaatschappij
   B.V.                                   Netherlands       100% Trans. GmbH,  Inc.          Commercial lending in
                                                                                             Europe

BWAC Seventeen, Inc.                      Delaware          100% TIFC                        Holding co. for principal
                                                                                             Canadian operation, Trans-
                                                                                             America Comm. Finance
                                                                                             Corp, Canada

Transamerica Commercial                   ON                100% BWAC Seventeen, Inc.        Shell corp.- Dormant
   Finance Canada, Limited

Transamerica Commercial                   Canada            100% BWAC Seventeen, Inc.        Commercial finance
   Finance Corporation, Canada

BWAC Twenty-One, Inc.                     Delaware          100% TIFC                        Holding co. for United
                                                                                             Kingdom operation, Trans-
                                                                                             America Comm. Finance
                                                                                             Limited

Transamerica Commercial                   U.K.              100% BWAC Twenty-One Inc.        Commercial lending in the
   Finance Limited ("TCFL")                                                                  United Kingdom.

Whirlpool Financial Corporation                             100% TCFL                        Inactive commercial finance
    Polska Spzoo                                                                             Company in Poland

Transamerica Commercial                   U.K.              100% BWAC Twenty-One Inc.        Holding Company
   Holdings Limited

Transamerica Commercial Finance           U.K.              100% Trans. Commercial
   Limited                                                  Holdings Limited

Transamerica Commercial Finance           France            100% BWAC Twenty-One Inc.        Carries out factoring trans-
   France S.A.                                                                               actions in France & abroad

Transamerica GmbH Inc.                    Delaware          100% BWAC Twenty-One Inc.        Holding co. for Transamerica
                                                                                             Financieringsmaatschappij
                                                                                             B.V.

Transamerica Retail Financial             Delaware          100% TIFC                        Provides retail financing
   Services Corporation ("TRFSC")

Transamerica Bank, NA                     Delaware          100% TRFSC                       Bank (Credit Cards)

Transamerica Consumer Finance             Delaware          100% TRFSC                       Consumer finance holding
   Holding Company ("TCFHC")                                                                 company

Transamerica Mortgage Company             Delaware          100% TCFHC                       Consumer mortgages

Transamerica Consumer Mortgage            Delaware          100% TCFHC                       Securitization company
   Receivables Company

Metropolitan Mortgage Company             Florida           100% TCFHC                       Consumer mortgages

Easy Yes Mortgage, Inc.                   Florida           100% Metropolitan Mtg. Co.       No active business/Name
                                                                                             holding only

Easy Yes Mortgage, Inc.                   Georgia           100% Metropolitan Mtg. Co.       No active business/Name
                                                                                             holding only

First Florida Appraisal Services, Inc.    Georgia           100% Metropolitan Mtg. Co.       Appraisal and inspection
                                                                                             services

First Georgia Appraisal Services, Inc.    Georgia           100% First FL App. Srvc, Inc.    Appraisal services

Freedom Tax Services, Inc.                Florida           100% Metropolitan Mtg. Co.       Property tax information
                                                                                             services

J.J. & W. Advertising, Inc.               Florida           100% Metropolitan Mtg. Co.       Advertising and marketing
                                                                                             services

J.J. & W. Realty Corporation              Florida           100% Metropolitan Mtg. Co.       To hold problem REO
                                                                                             properties

Liberty Mortgage Company of               Florida           100% Metropolitan Mtg. Co.       No active business/Name
   Ft. Myers, Inc.                                                                           holding only

Metropolis Mortgage Company               Florida           100% Metropolitan Mtg. Co.       No active business/Name
                                                                                             holding only

Perfect Mortgage Company                  Florida           100% Metropolitan Mtg. Co.       No active business/Name
                                                                                             holding only

Transamerica Vendor Financial Srvc.       Delaware          100% TDFC                        Provides commercial lease

Transamerica Distribution Finance                           100% TCFCI
   Corporation de Mexico ("TDFCM")

TDF de Mexico                             Mexico            100% TDFCM

Transamerica Corporate Services                             100% TDFCM
   De Mexico

Transamerica Home Loan                    California        100% TFC                         Consumer mortgages

Transamerica Lending Company              Delaware          100% TFC                         Consumer lending

Transamerica Financial Products, Inc.     California        100% Transamerica Corp.          Service investments

Transamerica Insurance Corporation        California        100% Transamerica Corp.          Provides insurance premium
   of California ("TICC")                                                                    financing in California

Arbor Life Insurance Company              Arizona           100% TICC                        Life insurance, disability
                                                                                             insurance

Plaza Insurance Sales Inc.                California        100% TICC                        Casualty insurance placement

Transamerica Advisors, Inc.               California        100% TICC                        Retail sale of investment
                                                                                             advisory services

Transamerica Annuity Services Corp.       New Mexico        100% TICC                        Performs services required
for
                                                                                             structured settlements

Transamerica Financial Resources, Inc.    Delaware          100% TICC                        Retail sale of securities
                                                                                             products

Financial Resources Insurance             Texas             100% Transamerica Fin. Res.      Retail sale of securities
   Agency of Texas                                                                           products

TBK Insurance Agency of Ohio, Inc.        Ohio              100% Transamerica Fin. Res.      Variable insurance contract
                                                                                             sales in state of Ohio

Transamerica Financial Resources          Alabama           100% Transamerica Fin. Res.      Insurance agent & broker
   Agency of Alabama, Inc.

Transamerica Financial Resources Ins.     Massachusetts     100% Transamerica Fin. Res.      Insurance agent & broker
   Agency of Massachusetts, Inc.

Transamerica International Insurance      Delaware          100% TICC                        Holding & administering
   Services, Inc. ("TIIS")                                                                   foreign operations

Home Loans and Finance Ltd.               U.K.              100% TIIS                        Inactive

Transamerica Occidental Life              California        100% TICC                        Licensed in all forms of life
   Insurance Company ("TOLIC")                                                               insurance, accident and
                                                                                             sickness insurance

NEF Investment Company                    California        100% TOLIC                       Real estate development

Transamerica Life Insurance and           N. Carolina       100%TOLIC                        Writes life and pension ins.
   Annuity Company ("TLIAC")                                                                 originally incorporated in CA
                                                                                             April 14, 1966

Transamerica Assurance Company            Missouri          100% TLIAC                       Life and disability insurance

Gemini Investments, Inc.                  Delaware          100% TLIAC                       Investment subsidiary

Transamerica Life Insurance Company       Canada            100% TOLIC                       Sells individual life
insurance
  of Canada                                                                                  & investment products in all
                                                                                             provinces and territories of
                                                                                             Canada

Transamerica Life Insurance Company       New York          100% TOLIC                       Licensed in NY to market life
   of New York                                                                               insurance, annuities and health
                                                                                             insurance

Transamerica South Park                   Delaware          100% TOLIC                       Provide market analysis of
   Resources, Inc.                                                                           certain undeveloped land
                                                                                             holdings held by TOLIC

Transamerica Variable Insurance           Maryland          100% TOLIC                       Mutual Fund
   Fund, Inc.

USA Administration Services, Inc.         Kansas            100% TOLIC                       Third party administrator

Transamerica Products. Inc.               California        100% TICC                        Parent co. of various
                                                                                             subsidiary corp. which are
                                                                                             formed to be co-general
                                                                                             partners of proprietary limited

Transamerica Securities Sales Corp.       Maryland          100% Transamerica Prod. Inc.     Retail sale of the variable life
                                                                                             ins. and variable annuity
                                                                                             products of the Transamerica
                                                                                             life companies

Transamerica Service Company              Delaware          100% Transamerica Prod. Inc.     Passive loss tax service for
                                                                                             Lloyd's U.S. names

Transamerica Intellitech, Inc.            Delaware          100% TICC                        Real estate information and
                                                                                             technology services

Transamerica International                Delaware          100% TICC                        Investments
   Holdings, Inc.

Transamerica Investment Services, Inc.    Delaware          100% TICC                        Investment adviser

Transamerica Income Shares, Inc.          Maryland          100% Trans. Invest. Srvc. Inc.   Transamerica investment
                                                                                             services

Transamerica LP Holdings Corp.            Delaware          100% TICC                        Limited partnership
                                                                                             Investment (initial limited partner
                                                                                             of Transamerica Delaware, L.P.)

Transamerica Real Estate Tax Service      N/A               100% TICC                        Real estate tax reporting and
  (A Division of Transamerica Corp)                                                          processing services

Transamerica Realty Services, Inc.        Delaware          100% TICC                        Responsible for real estate
                                                                                             investments for Transamerica

Bankers Mortgage Company of CA            California        100% Transamerica Realty Srv.    Holds bank account and owns
                                                                                             certain residual investments in
                                                                                             certain French real estate
                                                                                             projects which are managed
                                                                                             special purpose company for
                                                                                             the purchase of real estate tax
                                                                                             liens.

Pyramid Investment Corporation            Delaware          100% Transamerica Realty Srv.    Owns office buildings in San
                                                                                             Francisco and other properties

The Gilwell Company                       California        100% Transamerica Realty Srv.    Ground lessee of 517
                                                                                             Washington Street,
                                                                                             San Francisco

Transamerica Affordable Housing, Inc.     California        100% Transamerica Realty Srv.    Owns general partnership
                                                                                             interests in low-income
                                                                                             housing tax credit
                                                                                             partnerships

Transamerica Minerals Company             California        100% Transamerica Realty Srv.    Owner and lessor of oil and
                                                                                             gas properties

Transamerica Oakmont Corporation          California        100% Transamerica Realty Srv.    General partner in
                                                                                             Transamerica/Oakmont
                                                                                             Retirement Associates

Transamerica Senior Properties, Inc.      Delaware          100% TICC                        Owns congregate care and
                                                                                             assisted living retirement
                                                                                             Properties

Transamerica Senior Living, Inc.          Delaware          100% Trans. Sr. Prop. Inc.       Manages congregate care and
                                                                                             assisted living retirement
                                                                                             properties.

ITEM 27.   NUMBER OF CONTRACT OWNERS
As of April 25, 2000, there were 1,522 Contract Owners of the Advisor's Edge Variable Annuity and 479 Contract Owners of the Advisor's Edge Select Variable Annuity.

ITEM 28.   INDEMNIFICATION
Item 28 is incorporated by reference from the Post-Effective Amendment No. 6 to the Registration Statement of the National Home Life Assurance Company Separate Account II, File No. 33-7033.

ITEM 29.   PRINCIPAL UNDERWRITERS
       (a) AFSG Securities Corporation ("AFSG"), which serves as the principal underwriter for the variable annuity contracts funded by Separate Account V, also serves as the principal underwriter for variable life insurance policies funded by Separate Account I and Variable Annuity contracts funded by Separate Account II of Peoples Benefit Life Insurance Company. In addition, AFSG serves as principal underwriter for variable annuity contracts funded by PFL Life Variable Annuity Account A, PFL Life Variable Annuity Account C, PFL Life Variable Annuity Account D, PFL Life Variable Annuity Account E, PFL Endeavor VA Separate Account, PFL Endeavor Variable Life Account, PFL Endeavor Target Account, PFL Wright Variable Annuity Account, PFL Retirement Builder Variable Annuity Account and Legacy Builder Variable Life Separate Account of PFL Life Insurance Company; Transamerica Occidental Life Separate Account VUL-3 of Transamerica Occidental Life Insurance Company; Life Investors Variable Life Account A of Life Investors Insurance Company of America; WRL Series Life Corporate Account of Western Reserve Life Assurance Co. of Ohio; and AUSA Endeavor Variable Annuity Account and AUSA Life Insurance Company Separate Account C of AUSA Life Insurance Company, Inc.

       (b) Directors and Officers:

           Larry N. Norman               President, Director
           Anne M. Spaes                 Vice President, Director
           Lisa A. Wachendorf            Vice President, Chief Compliance
                                         Officer, Director
           Thomas R. Moriarty            Vice President
           Michael V. Williams           Vice President
           Frank A. Camp                 Secretary
           Linda Gilmer                  Controller and Treasurer
           Priscilla I. Hechler          Assistant Vice President,
                                         Assistant Secretary
           Thomas E. Pierpan             Assistant Vice President,
                                         Assistant Secretary
           Darin D. Smith                Vice President, Assistant Secretary
           Teresa L. Stolba              Assistant Compliance Officer
           Emily Bates                   Assistant Treasurer
           Clifton W. Flenniken          Assistant Treasurer

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the Administrative Offices of Peoples Benefit Life Insurance Company in Cedar Rapids, Iowa.

ITEM 31.   MANAGEMENT SERVICES
All management contracts are discussed in Part A or Part B.

ITEM 32.   UNDERTAKINGS.

       (a) Peoples Benefit Life Insurance Company represents that the fees and charges deducted under the contracts in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Peoples Benefit Life Insurance Company.

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Peoples Benefit Life Insurance Company Separate Account V, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf in the County of Jefferson and Commonwealth of Kentucky on the 30th day of November, 2000.

                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                    SEPARATE ACCOUNT V (REGISTRANT)


                    By:  Peoples Benefit Life Insurance Company


                    By:  BART HERBERT, JR.
                         ----------------------------
                         Bart Herbert, Jr., President


                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                    (DEPOSITOR)


                    By:  BART HERBERT, JR.
                         ----------------------------
                         Bart Herbert, Jr., President


By:    /s/ Michael F. Lane
       -------------------
       Michael F. Lane
       Attorney-in-fact

     As required by the Securities Act of 1933, this amended Registration Statement has been duly signed by the following persons in the capacities and on the dates indicated.


Signature                                                       Title                           Date
---------                                                       -----                           -----
BRENDA K. CLANCY*                                    Director and Vice President             November 30, 2000
----------------------------------------------
Brenda K. Clancy

G. DOUGLAS MANGUM, JR.*                              Director and Senior Vice President      November 30, 2000
----------------------------------------------
G. Douglas Mangum, Jr.

MARTHA A. McCONNELL*                                 Treasurer (Chief Accounting Officer)    November 30, 2000
----------------------------------------------
Martha A. McConnell

DOUGLAS A. SARCIA*                                   Director and Vice President             November 30, 2000
----------------------------------------------
Douglas A. Sarcia

BRIAN A. SMITH*                                      Director and Vice President             November 30, 2000
----------------------------------------------
Brian A. Smith

BART HERBERT, JR.*                                   Director and President                  November 30, 2000
----------------------------------------------
Bart Herbert, Jr.

CRAIG D. VERMIE*                                     Director and Secretary                  November 30, 2000
----------------------------------------------
Craig D. Vermie

KATHLEEN M. MODZELEWSKI*                             Director and Assistant Vice President   November 30, 2000
----------------------------------------------
Kathleen M. Modzelewski

LARRY N. NORMAN*                                     Director and Vice President             November 30, 2000
----------------------------------------------
Larry N. Norman

DAVID G. REKOSKI*                                    Director and Senior Vice President      November 30, 2000
----------------------------------------------
David G. Rekoski

DOUGLAS A. SARCIA*                                   Director and Vice President             November 30, 2000
----------------------------------------------
Douglas A. Sarcia





*By: /s/ Michael F. Lane
     ---------------------------------------------
     Michael F. Lane
     Attorney-in-fact


                               INDEX TO EXHIBITS



EXHIBIT 9(a)    Opinion and Consent of Counsel

EXHIBIT 9(b)    Consent of Counsel

EXHIBIT 10      Consent of Independent Auditors